UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 100.0%

Austria - 1.4%
Andritz AG	363	$20,268
Erste Group Bank AG*	892	44,759
EVN AG	671	13,088
Oesterreichische Post AG	352	17,481
OMV AG	974	56,636
Telekom Austria AG*	1,696	16,144
UNIQA Insurance Group AG	2,026	23,509
Verbund AG	730	21,188
Voestalpine AG	539	28,219

Total Austria		241,292

Belgium - 6.3%
Ackermans & van Haaren N.V.	33	5,771
Ageas	325	16,772
Anheuser-Busch InBev S.A.	5,575	612,141
Barco N.V.	39	4,796
Bekaert S.A.	275	11,709
bpost S.A.	2,404	54,283
Cofinimmo S.A.	253	32,795
Colruyt S.A.	428	23,645
D’ieteren S.A./N.V.	240	9,711
Elia System Operator S.A./N.V.	403	25,178
Euronav N.V.	1,708	14,147
Ion Beam Applications(a)	33	665
KBC Group N.V.	1,104	96,020
Melexis N.V.	110	10,958
Orange Belgium S.A.	541	11,058
Proximus SADP	1,878	58,273
Solvay S.A.	341	47,327
Umicore S.A.	616	32,523
Warehouses De Pauw CVA	99	12,297

Total Belgium		1,080,069

Finland - 4.9%
Amer Sports Oyj*	726	22,384
Cargotec Oyj Class B	132	7,023
DNA Oyj	249	5,399
Elisa Oyj	605	27,359
Fortum Oyj(a)	8,043	172,610
Huhtamaki Oyj	209	9,161
Kemira Oyj	781	9,989
Kesko Oyj Class B	429	24,565
Kone Oyj Class B	1,278	63,703
Konecranes Oyj	363	15,732
Metso Oyj	704	22,174
Neste Oyj(a)	825	57,428
Nokia Oyj	12,736	70,250
Nokian Renkaat Oyj(a)	572	25,958
Orion Oyj Class B	79	2,416
Sampo Oyj Class A	2,455	136,653
Sanoma Oyj	176	2,062
Stora Enso Oyj Class R(a)	2,312	42,438
Tieto Oyj	308	10,258
UPM-Kymmene Oyj	2,114	78,257
Valmet Oyj	506	10,131
Wartsila Oyj Abp	795	17,550
YIT Oyj	187	1,564

Total Finland		835,064

France - 25.9%
Accor S.A.	352	18,983
Aeroports de Paris	121	26,340
Air Liquide S.A.	581	71,083
Airbus SE	1,477	170,387
Amundi S.A.(b)	550	44,143
Arkema S.A.	154	20,076
Atos SE	99	13,527
AXA S.A.	6,850	181,969
BNP Paribas S.A.	3,545	262,330
Bollore S.A.*	5	26
Bollore S.A.	1,487	7,919
Bouygues S.A.	936	46,863
Bureau Veritas S.A.	814	21,133
Capgemini SE	132	16,429
Carrefour S.A.(a)	1,636	33,903
Casino Guichard Perrachon S.A.	418	20,465
Christian Dior SE	259	102,217
Cie de Saint-Gobain	1,090	57,455
Cie Generale des Etablissements Michelin SCA	352	51,906
Cie Plastic Omnium S.A.	143	6,841
CNP Assurances	1,331	33,557
Coface S.A.	682	7,792
Credit Agricole S.A.	9,375	152,252
Danone S.A.	1,090	88,113
Dassault Systemes SE	110	14,935
Edenred	770	26,743
Eiffage S.A.	121	13,762
Electricite de France S.A.	13,680	197,854
Elior Group S.A.(a)(b)	55	1,195
Elis S.A.	77	1,903
Engie S.A.	9,959	166,023
Essilor International Cie Generale d’Optique S.A.	132	17,792
Eurazeo S.A.	145	13,330
Eutelsat Communications S.A.	533	10,554
Fonciere Des Regions	264	29,108
Gaztransport Et Technigaz S.A.	66	4,132
Getlink SE	802	11,442
Hermes International	55	32,569
ICADE	209	20,280
Imerys S.A.	176	17,078
JCDecaux S.A.	132	4,588
Kering S.A.	167	79,854
Klepierre S.A.	1,189	47,890
L’Oreal S.A.	605	136,423
Lagardere SCA	528	15,065
Legrand S.A.	352	27,576
LVMH Moet Hennessy Louis Vuitton SE	687	211,396
Metropole Television S.A.	263	6,767
Natixis S.A.	14,052	115,063
Nexity S.A.*	231	14,787
Orange S.A.	5,417	91,837
Pernod Ricard S.A.	275	45,743
Peugeot S.A.	1,112	26,736
Publicis Groupe S.A.	603	41,960
Remy Cointreau S.A.	77	10,966
Renault S.A.	608	73,653
Rexel S.A.	792	13,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2018

Investments	Shares	Value
Rubis SCA	154	$11,108
Safran S.A.	550	58,158
Sanofi	2,996	240,717
Sartorius Stedim Biotech	22	1,987
Schneider Electric SE*	1,267	111,163
SCOR SE	583	23,847
SEB S.A.	77	14,697
Societe Generale S.A.	2,321	126,054
Sodexo S.A.	231	23,267
SPIE S.A.	145	3,205
Suez	241	3,489
Tarkett S.A.	79	2,645
Teleperformance	77	11,932
Television Francaise 1	109	1,479
Thales S.A.	319	38,816
TOTAL S.A.	8,653	490,911
Unibail-Rodamco SE(a)	220	50,231
Valeo S.A.	308	20,319
Veolia Environnement S.A.	580	13,728
Vicat S.A.	121	9,130
Vinci S.A.	1,046	102,785
Vivendi S.A.	3,034	78,359
Wendel S.A.	66	10,284

Total France		4,446,417

Germany - 25.3%
1&1 Drillisch AG	209	14,073
Aareal Bank AG	231	11,006
adidas AG	256	61,914
Allianz SE Registered Shares	1,836	414,118
AURELIUS Equity Opportunities SE & Co. KGaA(a)	196	13,643
Aurubis AG	99	8,313
Axel Springer SE	308	25,758
BASF SE	3,155	319,998
Bayer AG Registered Shares	1,828	206,359
Bayerische Motoren Werke AG	2,010	217,907
BayWa AG	122	4,299
Bechtle AG	110	8,902
Beiersdorf AG	165	18,673
Bilfinger SE	157	7,144
Brenntag AG	253	15,029
Carl Zeiss Meditec AG Bearer Shares	176	11,223
CECONOMY AG	493	5,669
Comdirect Bank AG	415	6,012
Continental AG	265	73,102
Covestro AG(b)	253	24,849
CTS Eventim AG & Co. KGaA	44	2,060
Daimler AG Registered Shares	5,278	447,695
Deutsche Bank AG Registered Shares	941	13,107
Deutsche Boerse AG	440	59,849
Deutsche Lufthansa AG Registered Shares	1,635	52,160
Deutsche Post AG Registered Shares	3,534	154,380
Deutsche Telekom AG Registered Shares	14,558	237,230
Deutsche Wohnen SE Bearer Shares	715	33,327
Diebold Nixdorf AG*	22	1,818
DMG MORI AG	23	1,318
Duerr AG	88	9,647
E.ON SE	4,623	51,284
ElringKlinger AG	715	13,313
Evonik Industries AG	1,707	60,126
Fielmann AG	154	12,443
Fraport AG Frankfurt Airport Services Worldwide	198	19,505
Freenet AG	627	19,054
Fresenius Medical Care AG & Co. KGaA	253	25,819
Fresenius SE & Co. KGaA	330	25,187
Fuchs Petrolub SE	132	6,713
GEA Group AG	132	5,609
Gerresheimer AG	22	1,803
Hamburger Hafen und Logistik AG	245	5,499
Hannover Rueck SE	495	67,513
HeidelbergCement AG	242	23,744
Hella GmbH & Co. KGaA	308	20,228
Henkel AG & Co. KGaA	374	47,054
Hochtief AG	198	36,941
Hugo Boss AG	275	23,932
Infineon Technologies AG	1,155	30,881
Innogy SE(b)	2,029	95,997
K+S AG Registered Shares	286	8,245
KION Group AG	32	2,981
Kloeckner & Co. SE	1,256	15,756
Krones AG	33	4,440
LANXESS AG	99	7,573
LEG Immobilien AG	176	19,771
Linde AG*	392	82,488
MAN SE	297	34,609
Merck KGaA	187	17,916
MTU Aero Engines AG	66	11,104
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	801	186,038
NORMA Group SE	11	823
OSRAM Licht AG	209	15,361
Pfeiffer Vacuum Technology AG	33	5,126
ProSiebenSat.1 Media SE	1,178	40,826
Rheinmetall AG	77	10,923
SAP SE	1,626	169,918
Scout24 AG(b)	44	2,048
Siemens AG Registered Shares	2,402	305,808
Software AG	176	9,204
STADA Arzneimittel AG	154	15,841
Stroeer SE & Co. KGaA	33	2,303
Suedzucker AG	194	3,290
Symrise AG	187	15,032
Talanx AG	604	26,252
Telefonica Deutschland Holding AG	11,676	54,797
ThyssenKrupp AG	70	1,824
TLG Immobilien AG	209	5,732
TUI AG	1,860	39,814
Uniper SE	704	21,429
United Internet AG Registered Shares	319	20,048
Volkswagen AG	407	81,389
VTG AG	92	5,199
Wacker Chemie AG	109	17,876
Wacker Neuson SE	132	4,568

Total Germany		4,339,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2018

Investments	Shares	Value
Ireland - 0.6%
C&C Group PLC	3,113	$10,184
CRH PLC	1,637	55,506
Glanbia PLC	429	7,386
Smurfit Kappa Group PLC	594	24,049

Total Ireland		97,125

Italy - 12.0%
A2A SpA	12,862	24,590
ACEA SpA	980	16,608
Anima Holding SpA(b)	105	711
Assicurazioni Generali SpA	6,027	115,817
Atlantia SpA	2,852	88,214
Azimut Holding SpA	126	2,703
Banca Generali SpA	473	15,241
Banca Mediolanum SpA	2,279	19,844
Banca Popolare di Sondrio SCPA	1,659	6,566
BPER Banca	616	3,432
Brembo SpA	770	11,875
Brunello Cucinelli SpA	10	314
Davide Campari-Milano SpA	1,828	13,826
De’ Longhi SpA	451	13,378
DiaSorin SpA	110	9,889
Ei Towers SpA	558	31,259
Enav SpA(b)	2,830	15,084
Enel SpA	48,892	298,845
Eni SpA	21,648	380,401
ERG SpA	2,029	48,360
FinecoBank Banca Fineco SpA	1,905	22,885
Hera SpA	4,559	16,675
Industria Macchine Automatiche SpA	47	4,569
Infrastrutture Wireless Italiane SpA(b)	2,990	23,645
Intesa Sanpaolo SpA	87,255	316,942
Intesa Sanpaolo SpA RSP	15,296	57,903
Iren SpA	6,454	20,225
Luxottica Group SpA	781	48,506
MARR SpA	319	9,471
Mediobanca Banca di Credito Finanziario SpA	3,292	38,657
Moncler SpA	242	9,197
Parmalat SpA	1,245	4,586
Poste Italiane SpA(b)	6,335	57,810
Prysmian SpA	550	17,249
RAI Way SpA(b)	2,169	12,017
Recordati SpA	441	16,260
Salvatore Ferragamo SpA(a)	495	13,649
Saras SpA	3,147	6,901
Snam SpA	16,562	76,037
Societa Cattolica di Assicurazioni SC	1,035	11,011
Societa Iniziative Autostradali e Servizi SpA	936	17,417
Telecom Italia SpA RSP	14,675	12,208
Terna Rete Elettrica Nazionale SpA	12,961	75,699
Tod’s SpA(a)	253	18,358
Unione di Banche Italiane SpA	3,072	14,020
Unipol Gruppo SpA	4,768	23,327
UnipolSai Assicurazioni SpA	1,924	4,574

Total Italy		2,066,755

Netherlands - 7.3%
Aalberts Industries N.V.	143	7,274
ABN AMRO Group N.V. CVA(b)	1,905	57,330
Aegon N.V.	9,974	67,172
Akzo Nobel N.V.	574	54,173
Arcadis N.V.	154	3,021
ASM International N.V.	146	10,641
ASML Holding N.V.	370	72,875
BE Semiconductor Industries N.V.	188	19,202
Flow Traders(b)	222	9,452
ForFarmers N.V.	405	5,648
Gemalto N.V.	22	1,343
GrandVision N.V.(b)	704	16,035
Heineken Holding N.V.	462	47,558
Heineken N.V.	881	94,590
IMCD Group N.V.	33	2,026
ING Groep N.V.	16,482	277,705
Intertrust N.V.(b)	243	5,033
Koninklijke Ahold Delhaize N.V.	3,582	84,767
Koninklijke DSM N.V.	572	56,728
Koninklijke KPN N.V.	8,465	25,371
Koninklijke Philips N.V.	2,794	107,089
Koninklijke Vopak N.V.	693	33,964
NN Group N.V.	1,607	71,228
Philips Lighting N.V.(b)	368	13,804
Randstad Holding N.V.(a)	825	54,201
Wessanen	14	280
Wolters Kluwer N.V.	881	46,796

Total Netherlands		1,245,306

Portugal - 1.1%
EDP - Energias de Portugal S.A.	10,527	39,979
Galp Energia, SGPS, S.A.	2,808	52,855
Jeronimo Martins, SGPS, S.A.	1,669	30,389
Navigator Co. S.A. (The)	4,867	28,659
NOS, SGPS, S.A.	1,236	7,281
REN - Redes Energeticas Nacionais, SGPS, S.A.	10,099	31,150

Total Portugal		190,313

Spain - 13.1%
Abertis Infraestructuras S.A.	4,074	91,290
Acciona S.A.	154	11,690
Acerinox S.A.	1,079	15,055
ACS Actividades de Construccion y Servicios S.A.	1,227	47,761
Aena SME S.A.(b)	135	27,171
Almirall S.A.(a)	360	4,246
Amadeus IT Group S.A.	726	53,554
Atresmedia Corp. de Medios de Comunicacion S.A.	1,092	10,401
Banco Bilbao Vizcaya Argentaria S.A.	32,237	254,889
Banco de Sabadell S.A.	14,000	28,599

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Europe Equity Fund (DDEZ)

March 31, 2018

Investments	Shares	Value
Banco Santander S.A.	49,156	$320,107
Bankia S.A.	13,201	59,080
Bankinter S.A.(a)	2,621	26,935
Bolsas y Mercados Espanoles SHMSF S.A.	462	15,625
CaixaBank S.A.	19,766	94,125
Cia de Distribucion Integral Logista Holdings S.A.	624	13,200
Distribuidora Internacional de Alimentacion S.A.	455	1,929
Ebro Foods S.A.	605	15,372
EDP Renovaveis S.A.	2,049	20,059
Enagas S.A.	275	7,518
Endesa S.A.	5,940	130,655
Ferrovial S.A.	929	19,383
Gas Natural SDG S.A.	4,565	108,861
Grifols S.A.	583	16,498
Grupo Catalana Occidente S.A.	242	10,536
Iberdrola S.A.	25,178	184,924
Industria de Diseno Textil S.A.	4,941	154,530
Mapfre S.A.	16,553	54,986
Prosegur Cia de Seguridad S.A.	1,795	13,775
Red Electrica Corp. S.A.	1,806	37,159
Repsol S.A.	7,899	140,036
Telefonica S.A.	25,812	254,848
Zardoya Otis S.A.	859	8,642

Total Spain		2,253,439

Switzerland - 0.3%
STMicroelectronics N.V.	2,521	55,762

United Kingdom - 1.8%
CNH Industrial N.V.	3,039	37,487
Unilever N.V. CVA	4,693	264,748

Total United Kingdom		302,235

TOTAL COMMON STOCKS (Cost: $16,348,266)		17,153,356

RIGHTS - 0.0%

Italy - 0.0%
Anima Holding SpA, expiring 4/12/18* (Cost $0)	105	40

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $502,478)(d)	502,478	502,478

TOTAL INVESTMENTS IN SECURITIES - 102.9% (Cost: $16,850,744)		17,655,874
Other Assets less Liabilities - (2.9)%		(505,202)

NET ASSETS - 100.0%		$17,150,672

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)

At March 31, 2018, the total market value of the Fund’s securities on loan was $479,457 and the total market value of the collateral held by the Fund was $510,696. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,218.

CVA    -  Certificaten Van Aandelen (Certificate of Stock)

RSP     -  Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/4/2018	992,822	EUR	1,221,094	USD	$—	$(71)
Bank of America N.A.	4/4/2018	1,221,094	USD	998,584	EUR	—	(7,015)
Bank of America N.A.	5/3/2018	1,196,314	USD	970,682	EUR	53	—
Bank of Montreal	4/4/2018	1,221,094	USD	998,601	EUR	—	(7,036)
Barclays Bank PLC	4/4/2018	992,856	EUR	1,221,094	USD	—	(29)
Barclays Bank PLC	4/4/2018	1,221,094	USD	998,613	EUR	—	(7,051)
Barclays Bank PLC	5/3/2018	1,196,314	USD	970,731	EUR	—	(7)
Canadian Imperial Bank of Commerce	4/4/2018	1,221,094	USD	998,638	EUR	—	(7,081)
Citibank N.A.	4/4/2018	992,851	EUR	1,221,094	USD	—	(36)
Citibank N.A.	5/3/2018	1,196,314	USD	970,721	EUR	5	—
Credit Suisse International	4/4/2018	992,855	EUR	1,221,094	USD	—	(30)
Credit Suisse International	5/3/2018	1,196,314	USD	970,740	EUR	—	(18)
Goldman Sachs	4/4/2018	756,463	EUR	930,359	USD	—	(22)
Goldman Sachs	5/3/2018	911,479	USD	739,591	EUR	13	—
State Street Bank and Trust	4/3/2018	6,475	USD	5,270	EUR	—	(7)
State Street Bank and Trust	4/4/2018	930,359	USD	760,835	EUR	—	(5,354)

						$71	$(33,757)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 6.9%
AGL Energy Ltd.	19,515	$324,528
Amcor Ltd.	38,555	419,058
AMP Ltd.	182,236	697,523
Ansell Ltd.	5,556	107,651
Aristocrat Leisure Ltd.	25,355	467,932
Asaleo Care Ltd.	33,260	32,655
ASX Ltd.	8,332	358,283
Aurizon Holdings Ltd.	85,572	277,649
Australia & New Zealand Banking Group Ltd.	106,791	2,200,211
Bank of Queensland Ltd.	35,025	294,451
Beach Energy Ltd.	277,913	259,005
Bendigo & Adelaide Bank Ltd.	37,009	279,336
BHP Billiton Ltd.	99,080	2,143,941
Boral Ltd.	44,458	253,715
Brambles Ltd.	66,102	506,021
Brickworks Ltd.	1,762	20,976
Caltex Australia Ltd.	14,371	346,131
carsales.com Ltd.	11,705	121,297
CIMIC Group Ltd.	8,306	283,324
Cleanaway Waste Management Ltd.	207,914	230,449
Coca-Cola Amatil Ltd.	57,667	383,504
Cochlear Ltd.	1,371	190,996
Commonwealth Bank of Australia	72,352	4,013,032
Computershare Ltd.	24,304	322,700
Crown Resorts Ltd.	27,094	263,729
CSL Ltd.	6,621	789,525
CSR Ltd.	57,412	228,116
Downer EDI Ltd.	53,156	261,357
Fairfax Media Ltd.	149,285	77,294
Fortescue Metals Group Ltd.	110,641	367,475
Genworth Mortgage Insurance Australia Ltd.(a)	17,495	30,999
GrainCorp Ltd. Class A	15,813	102,736
Harvey Norman Holdings Ltd.(a)	141,086	399,332
Healthscope Ltd.	23,582	35,001
Incitec Pivot Ltd.	59,058	159,005
Insurance Australia Group Ltd.	147,058	843,750
IOOF Holdings Ltd.	39,124	305,502
IRESS Ltd.	18,748	136,472
JB Hi-Fi Ltd.(a)	3,226	63,867
Macquarie Group Ltd.	12,130	957,414
Magellan Financial Group Ltd.	9,030	165,127
Medibank Pvt Ltd.	162,593	361,679
Myer Holdings Ltd.(a)	195,469	56,225
National Australia Bank Ltd.	130,255	2,846,496
Navitas Ltd.	27,759	105,611
Newcrest Mining Ltd.	12,560	188,444
NIB Holdings Ltd.	13,270	64,940
Nine Entertainment Co. Holdings Ltd.	159,103	277,031
Orora Ltd.	130,598	330,578
Perpetual Ltd.	6,570	234,590
Premier Investments Ltd.(a)	19,096	231,285
Primary Health Care Ltd.	51,749	154,807
QBE Insurance Group Ltd.	47,708	352,404
Qube Holdings Ltd.(a)	83,142	139,028
REA Group Ltd.	4,863	295,466
Rio Tinto Ltd.	20,507	1,143,563
Sonic Healthcare Ltd.	19,442	341,209
Star Entertainment Grp Ltd. (The)	17,941	72,799
Steadfast Group Ltd.	106,759	205,543
Suncorp Group Ltd.	61,833	632,703
Super Retail Group Ltd.	16,319	85,119
Tabcorp Holdings Ltd.	100,419	338,146
Technology One Ltd.	42,025	167,301
Telstra Corp., Ltd.	325,072	782,948
TPG Telecom Ltd.(a)	38,570	162,422
Treasury Wine Estates Ltd.	14,189	183,499
Vocus Group Ltd.(a)	17,896	30,474
Washington H Soul Pattinson & Co., Ltd.(a)	23,445	334,673
Wesfarmers Ltd.	45,122	1,438,426
Westpac Banking Corp.	97,101	2,131,655
Woodside Petroleum Ltd.	32,873	737,293
Woolworths Group Ltd.	49,540	999,011

Total Australia		35,146,437

Austria - 0.4%
EVN AG	30,943	603,557
OMV AG	14,650	851,858
Voestalpine AG	13,625	713,333

Total Austria		2,168,748

Belgium - 2.0%
Ackermans & van Haaren N.V.	2,857	499,646
Ageas	10,764	555,471
Anheuser-Busch InBev S.A.	51,320	5,634,990
bpost S.A.	21,933	495,248
Colruyt S.A.	7,291	402,790
Elia System Operator S.A./N.V.	6,282	392,477
Euronav N.V.(a)	5,560	46,054
KBC Group N.V.	12,470	1,084,579
Proximus SADP	18,713	580,648
UCB S.A.	4,611	375,296

Total Belgium		10,067,199

China - 2.6%
Beijing Enterprises Holdings Ltd.	46,500	242,919
China Everbright International Ltd.	95,000	133,150
China Jinmao Holdings Group Ltd.	694,000	395,268
China Mobile Ltd.	622,500	5,706,825
China Overseas Land & Investment Ltd.	220,000	763,859
China Power International Development Ltd.	253,666	65,289
China Resources Power Holdings Co., Ltd.	292,000	532,783
China South City Holdings Ltd.	882,000	198,914
CITIC Ltd.	752,000	1,052,070
CITIC Telecom International Holdings Ltd.	542,000	156,765
CNOOC Ltd.	1,240,000	1,826,434
Fosun International Ltd.	173,500	375,814
Guangdong Investment Ltd.	232,000	364,777
Guotai Junan International Holdings Ltd.	348,000	100,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Investments	Shares	Value
Lenovo Group Ltd.	690,000	$352,548
Shanghai Industrial Holdings Ltd.	68,000	177,185
Shenzhen Investment Ltd.	572,000	242,697
Sino-Ocean Group Holding Ltd.	395,000	286,374
Sun Art Retail Group Ltd.	248,000	288,501

Total China		13,262,382

Denmark - 1.3%
AP Moller - Maersk A/S Class B	199	306,795
Coloplast A/S Class B	5,556	468,065
Danske Bank A/S	26,313	978,559
DSV A/S	2,083	163,007
GN Store Nord A/S	4,861	171,152
ISS A/S	10,733	395,964
Novo Nordisk A/S Class B	21,522	1,056,410
Novozymes A/S Class B	3,474	179,062
Orsted A/S(b)	9,960	644,182
Pandora A/S	2,426	260,096
Rockwool International A/S Class B	694	205,535
Royal Unibrew A/S	8,017	529,361
Scandinavian Tobacco Group A/S Class A(b)	9,577	168,284
SimCorp A/S	2,678	185,488
Sydbank A/S	3,821	140,082
Tryg A/S	29,657	687,490
Vestas Wind Systems A/S	3,474	246,354

Total Denmark		6,785,886

Finland - 1.5%
Elisa Oyj(a)	10,071	455,427
F-Secure Oyj	38,120	171,353
Fortum Oyj(a)	66,145	1,419,531
Kesko Oyj Class B	6,569	376,153
Kone Oyj Class B	16,406	817,771
Metso Oyj	8,783	276,633
Neste Oyj(a)	12,686	883,067
Nokia Oyj	138,920	766,266
Nokian Renkaat Oyj(a)	6,943	315,084
Orion Oyj Class B	2,310	70,654
Sampo Oyj Class A	20,255	1,127,455
Tieto Oyj	7,273	242,222
UPM-Kymmene Oyj	21,785	806,448

Total Finland		7,728,064

France - 11.4%
Accor S.A.	5,321	286,956
Aeroports de Paris	2,430	528,971
Air Liquide S.A.	6,346	776,405
Airbus SE	15,176	1,750,703
Amundi S.A.(b)	5,218	418,797
Arkema S.A.	1,665	217,056
AXA S.A.	80,765	2,145,504
BioMerieux	1,357	111,817
BNP Paribas S.A.	39,621	2,931,958
Bouygues S.A.	14,255	713,708
Capgemini SE	2,776	345,503
Carrefour S.A.(a)	22,496	466,184
Casino Guichard Perrachon S.A.	5,566	272,513
Christian Dior SE	3,229	1,274,354
Cie de Saint-Gobain	14,655	772,485
Cie Generale des Etablissements Michelin SCA	5,156	760,299
CNP Assurances	27,148	684,454
Credit Agricole S.A.	100,833	1,637,546
Danone S.A.	15,474	1,250,888
Dassault Systemes SE	3,830	520,020
Edenred	12,685	440,562
Electricite de France S.A.	186,901	2,703,157
Elior Group S.A.(a)(b)	6,596	143,260
Engie S.A.	148,127	2,469,369
Essilor International Cie Generale d’Optique S.A.	2,777	374,316
Eutelsat Communications S.A.	14,570	288,495
Gaztransport Et Technigaz S.A.	2,082	130,332
Hermes International	1,334	789,959
Iliad S.A.	136	28,100
Imerys S.A.	3,823	370,966
Ingenico Group S.A.	702	56,878
Ipsen S.A.	3,127	485,140
Kering S.A.	2,649	1,266,661
Klepierre S.A.	4,041	162,762
L’Oreal S.A.	9,215	2,077,919
Legrand S.A.	6,397	501,150
LVMH Moet Hennessy Louis Vuitton SE(a)	8,265	2,543,211
Metropole Television S.A.	13,670	351,708
Natixis S.A.	137,976	1,129,795
Neopost S.A.	4,169	109,723
Nexity S.A.*	3,181	203,628
Orange S.A.	104,521	1,771,995
Pernod Ricard S.A.	3,822	635,741
Publicis Groupe S.A.	3,541	246,400
Rallye S.A.(a)	2,740	41,111
Remy Cointreau S.A.	2,138	304,487
Renault S.A.	9,445	1,144,170
Rexel S.A.	7,894	133,491
Rubis SCA	3,426	247,120
Safran S.A.	9,728	1,028,663
Sanofi	36,455	2,929,018
Schneider Electric SE*	17,714	1,554,183
Societe BIC S.A.	419	41,663
Societe Generale S.A.	31,127	1,690,513
Sodexo S.A.	3,127	314,966
Suez	2,208	31,961
Teleperformance	2,083	322,784
Television Francaise 1	12,847	174,273
Thales S.A.	4,863	591,737
TOTAL S.A.	107,352	6,090,401
Unibail-Rodamco SE(a)	2,082	475,366
Valeo S.A.	4,279	282,282
Veolia Environnement S.A.	15,882	375,903
Vicat S.A.	2,830	213,527
Vinci S.A.	18,995	1,866,545
Vivendi S.A.	42,100	1,087,311

Total France		58,088,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Investments	Shares	Value
Germany - 8.2%
1&1 Drillisch AG	2,494	$167,932
adidas AG	2,525	610,671
Allianz SE Registered Shares	14,436	3,256,106
Axel Springer SE	5,208	435,544
BASF SE	26,214	2,658,775
Bayer AG Registered Shares	17,261	1,948,559
Bayerische Motoren Werke AG	23,372	2,533,789
Bechtle AG	4,166	337,130
Beiersdorf AG	4,199	475,204
Brenntag AG	4,169	247,646
Carl Zeiss Meditec AG Bearer Shares	5,778	368,450
CECONOMY AG	9,352	107,540
Comdirect Bank AG	2,879	41,710
Continental AG	3,069	846,600
Covestro AG(b)	4,409	433,034
CTS Eventim AG & Co. KGaA	6,249	292,504
Daimler AG Registered Shares	45,830	3,887,428
Deutsche Bank AG Registered Shares	23,443	326,544
Deutsche Boerse AG	3,749	509,944
Deutsche Lufthansa AG Registered Shares	15,188	484,532
Deutsche Post AG Registered Shares	36,123	1,578,008
Deutsche Telekom AG Registered Shares	151,181	2,463,573
Deutsche Wohnen SE Bearer Shares	10,764	501,724
DMG MORI AG	2,625	150,441
Duerr AG	291	31,902
Evonik Industries AG	12,114	426,690
Fielmann AG	2,557	206,609
Fraport AG Frankfurt Airport Services Worldwide	3,474	342,227
Freenet AG	13,424	407,950
GEA Group AG	4,735	201,196
Gerresheimer AG	1,042	85,412
Hamburger Hafen und Logistik AG	4,497	100,934
Hannover Rueck SE	2,507	341,931
Henkel AG & Co. KGaA	5,208	655,238
Hochtief AG	986	183,956
Hugo Boss AG	3,406	296,405
Infineon Technologies AG	7,312	195,501
Innogy SE(b)	15,646	740,249
K+S AG Registered Shares	8,590	247,630
Krones AG	1,641	220,789
LEG Immobilien AG	2,776	311,841
Linde AG*	3,810	801,728
MAN SE	3,840	447,469
Merck KGaA	3,241	310,505
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	7,487	1,738,910
OSRAM Licht AG	3,474	255,325
ProSiebenSat.1 Media SE	9,324	323,144
RHOEN-KLINIKUM AG	11,718	394,584
SAP SE	15,873	1,658,735
Siemens AG Registered Shares	21,008	2,674,615
Software AG	3,422	178,947
Suedzucker AG	5,658	95,958
Talanx AG	10,453	454,318
Telefonica Deutschland Holding AG	149,362	700,972
TUI AG	34,856	746,112
Uniper SE	11,880	361,613
Volkswagen AG	4,653	930,478
Wacker Chemie AG	1,299	213,037
Wirecard AG	1,735	204,673

Total Germany		42,150,971

Hong Kong - 2.5%
AIA Group Ltd.	169,600	1,434,889
Bank of East Asia Ltd. (The)	62,000	247,264
BOC Hong Kong Holdings Ltd.	312,000	1,518,596
CLP Holdings Ltd.	128,000	1,303,110
Dah Sing Banking Group Ltd.	119,600	260,891
Hang Seng Bank Ltd.	44,200	1,022,734
Hong Kong & China Gas Co., Ltd.	399,730	821,025
Hong Kong Aircraft Engineering Co., Ltd.	30,400	176,629
Hong Kong Exchanges & Clearing Ltd.	32,600	1,060,041
Hopewell Holdings Ltd.	69,500	265,220
MTR Corp., Ltd.	156,000	838,806
New World Development Co., Ltd.	426,388	601,962
PCCW Ltd.	642,000	371,377
Power Assets Holdings Ltd.	29,000	258,470
Sino Land Co., Ltd.	476,000	770,256
Sun Hung Kai Properties Ltd.	63,000	995,375
Techtronic Industries Co., Ltd.	53,500	311,867
Wharf Holdings Ltd. (The)	82,000	281,577

Total Hong Kong		12,540,089

Ireland - 0.2%
C&C Group PLC	101,228	331,158
CRH PLC	13,878	470,561
Greencore Group PLC	28,800	53,551
Paddy Power Betfair PLC	840	86,210
Smurfit Kappa Group PLC	8,080	327,132

Total Ireland		1,268,612

Israel - 0.4%
B Communications Ltd.*	7,479	98,077
Bank Hapoalim BM	36,036	246,751
Bezeq Israeli Telecommunication Corp., Ltd.	180,864	230,790
First International Bank of Israel Ltd.	7,291	153,469
Frutarom Industries Ltd.	1,735	158,682
Harel Insurance Investments & Financial Services Ltd.	49,319	389,540
Israel Chemicals Ltd.	63,666	268,384
Mizrahi Tefahot Bank Ltd.	13,627	260,170
Nice Ltd.	1,389	128,857

Total Israel		1,934,720

Italy - 3.7%
A2A SpA	173,467	331,635
ACEA SpA	16,709	283,173
Anima Holding SpA(b)	12,976	87,932
Ascopiave SpA	40,984	164,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Investments	Shares	Value
Assicurazioni Generali SpA	62,771	$1,206,233
Atlantia SpA	27,787	859,472
Banca Mediolanum SpA	20,010	174,234
BPER Banca	16,735	93,234
Cementir Holding SpA	9,745	84,494
Davide Campari-Milano SpA	3,564	26,957
De’ Longhi SpA	2,776	82,347
DiaSorin SpA	3,821	343,516
Ei Towers SpA	4,481	251,024
Enav SpA(b)	76,908	409,933
Enel SpA	465,214	2,843,554
Eni SpA	137,723	2,420,083
FinecoBank Banca Fineco SpA	21,885	262,908
Hera SpA	84,878	310,448
Infrastrutture Wireless Italiane SpA(b)	52,125	412,201
Intesa Sanpaolo SpA	842,488	3,060,222
Iren SpA	159,228	498,966
Luxottica Group SpA	8,044	499,592
Parmalat SpA	104,579	385,207
Poste Italiane SpA(b)	42,832	390,863
Recordati SpA	9,761	359,897
Saras SpA	61,182	134,161
Snam SpA	153,117	702,965
Societa Iniziative Autostradali e Servizi SpA	26,687	496,582
Telecom Italia SpA RSP	136,005	113,139
Terna Rete Elettrica Nazionale SpA	136,139	795,128
Unione di Banche Italiane SpA	59,163	270,018
UnipolSai Assicurazioni SpA	181,747	432,067

Total Italy		18,786,503

Japan - 18.5%
AIT Corp.	27,500	299,694
Alpen Co., Ltd.	13,500	300,973
Amada Holdings Co., Ltd.	69,200	840,681
Astellas Pharma, Inc.	60,700	921,202
Bank of Kyoto Ltd. (The)	5,200	290,437
Benesse Holdings, Inc.	9,400	340,733
Bridgestone Corp.	26,800	1,165,239
Canon, Inc.	68,700	2,488,962
Chiba Bank Ltd. (The)	34,000	273,343
Dai-ichi Life Holdings, Inc.	34,700	633,801
Daicel Corp.	34,700	379,139
Daido Steel Co., Ltd.	4,000	204,607
Daiichi Sankyo Co., Ltd.	25,700	852,075
Daito Trust Construction Co., Ltd.	2,700	466,883
Daiwa House Industry Co., Ltd.	16,400	632,252
Daiwa Securities Group, Inc.	115,000	733,902
Denso Corp.	21,500	1,176,587
Eagle Industry Co., Ltd.	24,900	436,891
Eisai Co., Ltd.(a)	7,700	490,961
FANUC Corp.	3,800	963,310
Fast Retailing Co., Ltd.	1,200	487,899
Fujitsu Ltd.	43,000	264,752
Fukuoka Financial Group, Inc.	32,000	172,412
Gfoot Co., Ltd.(a)	44,700	322,378
Goldcrest Co., Ltd.	5,300	113,326
Gunma Bank Ltd. (The)	74,200	421,409
Hachijuni Bank Ltd. (The)	75,900	406,798
Hiday Hidaka Corp.	13,560	338,267
Hitachi Chemical Co., Ltd.	20,400	465,162
Hitachi Ltd.	194,000	1,406,067
Hitachi Metals Ltd.	24,800	293,356
Hokuhoku Financial Group, Inc.(a)	25,000	339,210
Honda Motor Co., Ltd.	62,600	2,154,358
Hulic Co., Ltd.	34,700	378,812
Idemitsu Kosan Co., Ltd.	11,300	429,793
Isetan Mitsukoshi Holdings Ltd.	35,500	391,885
Isuzu Motors Ltd.	40,800	626,099
ITOCHU Corp.	69,500	1,350,463
Iyo Bank Ltd. (The)	34,900	262,858
J. Front Retailing Co., Ltd.	35,900	610,655
Japan Airlines Co., Ltd.	18,500	744,871
Japan Asia Group Ltd.	66,100	330,034
Japan Post Holdings Co., Ltd.(a)	130,700	1,574,299
Japan Post Insurance Co., Ltd.(a)	24,700	579,469
Japan Tobacco, Inc.	56,500	1,628,858
JSR Corp.	34,700	780,791
JXTG Holdings, Inc.	105,700	639,766
Kawasaki Heavy Industries Ltd.	12,800	414,029
KDDI Corp.	75,600	1,931,052
Keihanshin Building Co., Ltd.	56,600	474,195
Keiyo Co., Ltd.(a)	96,200	502,936
KFC Holdings Japan Ltd.	21,800	409,352
Komatsu Ltd.	40,600	1,354,097
Konica Minolta, Inc.(a)	21,000	180,085
Kubota Corp.	23,700	414,945
Kuraray Co., Ltd.	34,800	591,616
Lawson, Inc.	4,700	320,404
LIXIL Group Corp.	10,100	225,647
Marubeni Corp.	88,500	640,678
Mazda Motor Corp.	20,200	267,149
McDonald’s Holdings Co., Japan Ltd.	7,400	346,516
MINEBEA MITSUMI, Inc.	23,500	502,040
Mitsubishi Chemical Holdings Corp.	99,100	960,250
Mitsubishi Corp.	69,400	1,867,633
Mitsubishi Electric Corp.	37,000	591,965
Mitsubishi Heavy Industries Ltd.(a)	15,500	593,766
Mitsubishi Materials Corp.	8,900	267,795
Mitsubishi Motors Corp.(a)	33,900	242,576
Mitsubishi Tanabe Pharma Corp.	20,400	398,985
Mitsubishi UFJ Financial Group, Inc.	311,500	2,041,519
Mitsui & Co., Ltd.	104,200	1,785,656
Mitsui Mining & Smelting Co., Ltd.	4,600	208,914
Mizuho Financial Group, Inc.	1,076,400	1,937,216
Modec, Inc.	7,500	187,518
MOS Food Services, Inc.(a)	8,900	265,284
MS&AD Insurance Group Holdings, Inc.	28,100	886,465
Murata Manufacturing Co., Ltd.	3,300	452,102
Nachi-Fujikoshi Corp.	68,000	413,051
Nagaileben Co., Ltd.	6,900	189,190
Nakanishi, Inc.	13,800	281,061
NGK Spark Plug Co., Ltd.	23,000	554,292
Nintendo Co., Ltd.	1,700	749,055

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Investments	Shares	Value
Nippon Telegraph & Telephone Corp.	56,500	$2,603,197
Nissan Motor Co., Ltd.	173,800	1,804,186
NOK Corp.(a)	9,400	182,608
Nomura Holdings, Inc.	104,900	606,911
Nomura Real Estate Holdings, Inc.	23,000	543,263
NTN Corp.	81,800	341,506
NTT DOCOMO, Inc.	117,200	2,993,642
Oji Holdings Corp.	61,000	392,327
Ono Pharmaceutical Co., Ltd.	10,800	334,511
Otsuka Holdings Co., Ltd.	10,700	536,157
Panasonic Corp.	72,700	1,039,743
Raysum Co., Ltd.(a)	10,100	126,119
Resona Holdings, Inc.	108,800	574,947
Ricoh Co., Ltd.	25,200	249,038
SAMTY Co., Ltd.(a)	20,300	353,127
Sega Sammy Holdings, Inc.	30,400	481,655
Seiko Epson Corp.	27,800	494,309
Seiko Holdings Corp.	6,000	145,219
Sekisui House Ltd.	21,600	394,426
Seven & I Holdings Co., Ltd.	18,800	806,800
Shin-Etsu Chemical Co., Ltd.	14,000	1,448,707
SoftBank Group Corp.	6,800	508,322
Sojitz Corp.	173,500	556,309
Sompo Holdings, Inc.	16,200	652,265
Sony Financial Holdings, Inc.(a)	25,400	462,383
Sparx Group Co., Ltd.	162,500	440,056
Subaru Corp.	32,800	1,075,445
SUMCO Corp.	14,900	390,889
Sumitomo Corp.	57,800	973,388
Sumitomo Metal Mining Co., Ltd.	16,400	690,851
Sumitomo Mitsui Financial Group, Inc.	50,000	2,095,910
Sumitomo Mitsui Trust Holdings, Inc.	13,800	558,877
Sumitomo Rubber Industries Ltd.	25,900	475,381
Suzuki Motor Corp.	9,100	490,296
T&D Holdings, Inc.	34,800	552,513
Takeda Pharmaceutical Co., Ltd.	40,000	1,949,412
Tokai Tokyo Financial Holdings, Inc.	100,500	694,570
Tokio Marine Holdings, Inc.	27,500	1,224,377
Tokyo Electron Ltd.	4,400	828,077
Tokyu Fudosan Holdings Corp.	31,700	231,006
Toyo Tire & Rubber Co., Ltd.	5,900	101,634
Toyota Motor Corp.	108,474	6,961,308
Unizo Holdings Co., Ltd.(a)	5,200	126,101
Yahoo Japan Corp.(a)	188,700	876,519
Yamaha Corp.	8,500	373,648
Yokohama Rubber Co., Ltd. (The)	8,600	199,171

Total Japan		94,795,859

Netherlands - 2.2%
Aalberts Industries N.V.	2,430	123,606
ABN AMRO Group N.V. CVA(b)	26,312	791,845
Aegon N.V.	64,158	432,082
Akzo Nobel N.V.	5,332	503,227
Arcadis N.V.	5,611	110,066
ASM International N.V.	4,719	343,925
ASML Holding N.V.	3,516	692,513
BE Semiconductor Industries N.V.	1,428	145,855
BinckBank N.V.	24,216	138,040
Brunel International N.V.	2,156	39,482
Corbion N.V.	4,861	147,186
Euronext N.V.(b)	1,377	100,594
Gemalto N.V.	1,389	84,815
Heineken N.V.	9,717	1,043,275
IMCD Group N.V.	3,127	191,979
ING Groep N.V.	128,711	2,168,645
Koninklijke Ahold Delhaize N.V.	26,631	630,217
Koninklijke DSM N.V.	4,101	406,717
Koninklijke KPN N.V.	96,440	289,045
Koninklijke Philips N.V.	25,258	968,096
Koninklijke Vopak N.V.	6,112	299,546
NN Group N.V.	18,093	801,951
Randstad Holding N.V.(a)	4,874	320,215
Steinhoff International Holdings N.V.	115,830	31,910
Wessanen	9,257	185,230
Wolters Kluwer N.V.	9,426	500,683

Total Netherlands		11,490,745

New Zealand - 0.5%
Air New Zealand Ltd.	146,689	341,803
Contact Energy Ltd.	69,757	264,194
EBOS Group Ltd.	12,426	160,906
Freightways Ltd.	52,362	285,949
Genesis Energy Ltd.	134,501	230,444
Kiwi Property Group Ltd.	189,036	182,736
Mainfreight Ltd.	8,332	147,863
Mercury NZ Ltd.	84,573	196,455
Metlifecare Ltd.	58,018	244,847
Port of Tauranga Ltd.	104,275	360,323
SKY Network Television Ltd.	24,530	40,524
Trustpower Ltd.	45,198	182,266
Z Energy Ltd.	32,490	164,068

Total New Zealand		2,802,378

Norway - 2.0%
Aker ASA Class A	5,988	335,974
Aker BP ASA	20,645	558,005
American Shipping Co. ASA*	23,561	70,374
Austevoll Seafood ASA	32,648	326,441
DNB ASA	27,456	532,092
Entra ASA(b)	16,295	221,668
Gjensidige Forsikring ASA(a)	16,748	306,334
Kongsberg Gruppen ASA	10,074	242,773
Leroy Seafood Group ASA	55,554	343,190
Marine Harvest ASA	36,804	736,929
Norsk Hydro ASA	68,594	401,467
Ocean Yield ASA	25,463	214,058
Orkla ASA	48,280	517,425
Protector Forsikring ASA	19,450	210,084
Salmar ASA	6,512	266,421
SpareBank 1 SMN	29,126	300,128
SpareBank 1 SR-Bank ASA	29,117	319,692
Statoil ASA	113,778	2,675,996
Telenor ASA	52,998	1,194,842
TGS Nopec Geophysical Co. ASA	2,778	67,708
Yara International ASA	6,444	271,764

Total Norway		10,113,365

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Investments	Shares	Value
Portugal - 0.4%
CTT-Correios de Portugal S.A.	651	$2,504
EDP - Energias de Portugal S.A.	199,871	759,066
Galp Energia, SGPS, S.A.	35,023	659,233
Jeronimo Martins, SGPS, S.A.	16,320	297,154
REN - Redes Energeticas Nacionais, SGPS, S.A.	78,145	241,036
Semapa-Sociedade de Investimento e Gestao	13,517	307,874

Total Portugal		2,266,867

Singapore - 1.9%
Asian Pay Television Trust	335,300	135,521
CapitaLand Ltd.	243,100	661,837
City Developments Ltd.	34,500	342,027
ComfortDelGro Corp., Ltd.	173,400	271,082
DBS Group Holdings Ltd.	69,400	1,455,426
Frasers Property Ltd.	244,700	373,218
Hutchison Port Holdings Trust	1,215,200	358,484
Keppel Corp., Ltd.	91,700	543,361
M1 Ltd.	69,400	92,089
Olam International Ltd.	138,800	247,687
Oversea-Chinese Banking Corp., Ltd.	95,200	930,728
RHT Health Trust	56,900	35,148
Sembcorp Industries Ltd.	104,100	246,893
Sembcorp Marine Ltd.(a)	60,000	102,951
SIA Engineering Co., Ltd.	66,200	160,540
Singapore Technologies Engineering Ltd.	137,500	376,439
Singapore Telecommunications Ltd.	618,400	1,589,269
StarHub Ltd.(a)	107,900	189,255
United Engineers Ltd.	69,500	138,332
United Overseas Bank Ltd.	59,128	1,240,006

Total Singapore		9,490,293

Spain - 4.0%
Abertis Infraestructuras S.A.	31,655	709,321
Amadeus IT Group S.A.	10,303	760,016
Atresmedia Corp. de Medios de Comunicacion S.A.	18,811	179,178
Banco Bilbao Vizcaya Argentaria S.A.	249,678	1,974,131
Banco de Sabadell S.A.	90,703	185,286
Banco Santander S.A.	413,526	2,692,905
Bankia S.A.	101,871	455,916
Bankinter S.A.(a)	17,747	182,379
CaixaBank S.A.	192,400	916,205
Cia de Distribucion Integral Logista Holdings S.A.	9,030	191,016
Distribuidora Internacional de Alimentacion S.A.	48,145	204,101
Ebro Foods S.A.	10,846	275,583
Enagas S.A.	11,112	303,797
Endesa S.A.	50,038	1,100,630
Ferrovial S.A.	33,026	689,068
Gas Natural SDG S.A.	41,140	981,057
Grupo Catalana Occidente S.A.	578	25,164
Iberdrola S.A.	229,324	1,684,308
Industria de Diseno Textil S.A.	45,903	1,435,621
Mapfre S.A.	124,004	411,920
Mediaset Espana Comunicacion S.A.	24,976	253,905
Obrascon Huarte Lain S.A.*(a)	16,558	70,520
Red Electrica Corp. S.A.	16,672	343,033
Repsol S.A.	80,324	1,424,008
Tecnicas Reunidas S.A.(a)	2,429	71,666
Telefonica S.A.	253,137	2,499,282
Viscofan S.A.	3,821	263,628
Zardoya Otis S.A.	15,996	160,923

Total Spain		20,444,567

Sweden - 2.8%
AAK AB	3,821	336,256
AF AB Class B	10,070	219,080
Assa Abloy AB Class B	14,154	304,804
Atlas Copco AB Class A	21,496	927,109
Atrium Ljungberg AB Class B	16,253	238,706
Avanza Bank Holding AB(a)	1,369	71,958
Axfood AB	12,847	218,979
Com Hem Holding AB	21,014	339,243
Electrolux AB Series B	6,943	217,622
Fabege AB	17,708	382,290
Hennes & Mauritz AB Class B(a)	26,603	397,641
Hexpol AB	2,622	24,217
Husqvarna AB Class B	12,404	119,200
ICA Gruppen AB	10,351	365,105
Indutrade AB	3,577	91,915
Investment AB Latour Class B	2,976	33,723
Kinnevik AB Class B	7,756	278,204
Lifco AB Class B	3,413	130,818
Loomis AB Class B	3,822	137,093
NetEnt AB*	23,337	116,869
Nordea Bank AB	180,707	1,922,553
Sandvik AB	33,995	618,825
Securitas AB Class B	15,279	258,609
Skandinaviska Enskilda Banken AB Class A	85,543	893,141
Skanska AB Class B	8,765	178,601
SKF AB Class B(a)	10,978	223,498
Svenska Cellulosa AB SCA Class B	16,667	176,963
Svenska Handelsbanken AB Class A(a)	50,014	622,279
Swedbank AB Class A	58,030	1,295,746
Swedish Match AB	7,975	359,479
Tele2 AB Class B	18,462	220,778
Telefonaktiebolaget LM Ericsson Class B(a)	66,538	420,451
Telia Co. AB	123,636	578,852
Thule Group AB(b)	8,683	187,246
Trelleborg AB Class B	14,648	366,952
Volvo AB Class B	49,321	896,633
Wallenstam AB Class B	35,776	324,021

Total Sweden		14,495,459

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Investments	Shares	Value
Switzerland - 7.5%
ABB Ltd. Registered Shares	45,460	$1,078,583
Adecco Group AG Registered Shares	2,239	158,993
Baloise Holding AG Registered Shares	1,735	264,707
BKW AG	2,345	155,746
Cie Financiere Richemont S.A. Registered Shares	10,912	977,248
Clariant AG Registered Shares*	4,516	107,571
Coca-Cola HBC AG*	11,112	410,586
Credit Suisse Group AG Registered Shares*	85,313	1,424,556
DKSH Holding AG	3,474	281,519
EMS-Chemie Holding AG Registered Shares	637	401,118
GAM Holding AG*	3,096	51,891
Geberit AG Registered Shares	1,042	459,629
Givaudan S.A. Registered Shares	347	788,505
Julius Baer Group Ltd.*	4,361	267,507
Kuehne + Nagel International AG Registered Shares	6,233	978,300
LafargeHolcim Ltd. Registered Shares*	19,717	1,076,858
Logitech International S.A. Registered Shares	7,517	274,430
Lonza Group AG Registered Shares*	2,087	490,802
Mobilezone Holding AG Registered Shares(a)	23,294	298,229
Nestle S.A. Registered Shares	79,602	6,286,031
Novartis AG Registered Shares	83,592	6,744,275
Partners Group Holding AG	441	326,974
Roche Holding AG Bearer Shares	5,955	1,379,301
Roche Holding AG Genusschein	19,149	4,381,314
SGS S.A. Registered Shares	347	850,831
Sonova Holding AG Registered Shares	1,736	275,193
STMicroelectronics N.V.	17,295	382,546
Straumann Holding AG Registered Shares	695	436,915
Sulzer AG Registered Shares	2,082	272,860
Sunrise Communications Group AG*(b)	3,360	280,877
Swatch Group AG (The) Bearer Shares	992	436,538
Swiss Life Holding AG Registered Shares*	1,041	369,938
Swiss Re AG	10,472	1,063,822
Swisscom AG Registered Shares(a)	1,256	621,180
UBS Group AG Registered Shares*	87,498	1,534,596
Vifor Pharma AG	1,309	201,285
Vontobel Holding AG Registered Shares	2,432	150,349
Zurich Insurance Group AG	6,909	2,261,154

Total Switzerland		38,202,757

United Kingdom - 18.5%
Abcam PLC	10,891	189,293
Admiral Group PLC	8,682	224,583
Aggreko PLC	1,863	19,188
Ashmore Group PLC	9,539	50,929
Associated British Foods PLC	11,060	386,478
AstraZeneca PLC	46,211	3,173,498
Aviva PLC	89,740	624,275
Babcock International Group PLC	14,238	133,580
BAE Systems PLC	106,557	869,066
Barclays PLC	295,202	855,136
Barratt Developments PLC	59,784	444,820
BBA Aviation PLC	55,588	249,844
Bellway PLC	7,607	325,362
Berkeley Group Holdings PLC	8,331	442,810
BHP Billiton PLC	72,154	1,420,691
Big Yellow Group PLC	22,568	270,046
Bodycote PLC	6,926	86,956
BP PLC	1,207,208	8,115,962
Brewin Dolphin Holdings PLC	26,052	126,010
British American Tobacco PLC	55,814	3,234,403
British Land Co. PLC (The)	35,771	322,153
Britvic PLC	22,646	216,815
BT Group PLC	390,571	1,246,457
Carnival PLC	5,555	356,899
Centrica PLC	301,070	600,569
Close Brothers Group PLC	4,514	90,868
CNH Industrial N.V.	36,820	454,189
Compass Group PLC	42,280	863,263
Cranswick PLC	5,209	207,816
Croda International PLC	3,743	239,851
Debenhams PLC(a)	230,944	67,645
Dechra Pharmaceuticals PLC	12,777	471,032
Derwent London PLC	1,936	84,245
Diageo PLC	72,271	2,445,328
Direct Line Insurance Group PLC	46,193	247,081
Dixons Carphone PLC	61,233	160,242
Domino’s Pizza Group PLC	34,386	159,422
Drax Group PLC	6,250	24,076
DS Smith PLC	38,556	254,530
Dunelm Group PLC	13,152	97,229
easyJet PLC	14,127	317,969
Electrocomponents PLC	23,780	200,218
EMIS Group PLC	17,520	199,566
esure Group PLC	7,408	22,488
Foxtons Group PLC	31,954	36,443
Fresnillo PLC	11,606	206,523
G4S PLC	63,567	221,235
Galliford Try PLC	12,540	146,886
GlaxoSmithKline PLC	207,698	4,061,541
Greggs PLC	7,290	125,683
Halfords Group PLC	8,765	40,083
Halma PLC	9,046	149,612
Hammerson PLC	16,417	123,578
Hargreaves Lansdown PLC	3,828	87,691
Hays PLC	86,965	229,716
Hikma Pharmaceuticals PLC	9,398	159,323
HomeServe PLC	31,405	325,125
Howden Joinery Group PLC	24,312	157,155

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Investments	Shares	Value
HSBC Holdings PLC	833,046	$7,775,844
IMI PLC	5,099	77,251
Imperial Brands PLC	41,500	1,412,325
Inchcape PLC	17,013	164,913
Informa PLC	41,272	416,043
Inmarsat PLC	43,970	223,347
Intertek Group PLC	5,208	340,449
Intu Properties PLC(a)	72,672	211,738
ITV PLC	211,818	428,325
J Sainsbury PLC	73,744	247,034
Jardine Lloyd Thompson Group PLC	12,728	228,899
John Wood Group PLC	4,799	36,353
Johnson Matthey PLC	4,516	192,712
Kcom Group PLC	222,368	287,295
Land Securities Group PLC	21,814	286,759
Legal & General Group PLC	114,766	415,042
Lloyds Banking Group PLC	1,461,275	1,325,450
London Stock Exchange Group PLC	2,083	120,563
Low & Bonar PLC	54,420	42,751
LSL Property Services PLC	20,201	63,477
Marks & Spencer Group PLC	96,759	366,752
Mediclinic International PLC(a)	5,210	43,925
Meggitt PLC	30,564	185,135
Melrose Industries PLC(a)	6,943	22,499
Micro Focus International PLC	5,151	71,304
Mondi PLC	11,459	307,830
Moneysupermarket.com Group PLC	39,597	159,308
Morgan Advanced Materials PLC	59,982	267,910
N Brown Group PLC	34,641	85,769
National Grid PLC	113,140	1,273,194
NEX Group PLC	24,583	338,298
Old Mutual PLC	58,777	197,308
Pagegroup PLC	33,343	250,940
Pearson PLC	50,191	527,355
Pennon Group PLC	17,013	153,553
Persimmon PLC	13,887	492,861
Pets at Home Group PLC(a)	89,822	212,944
Prudential PLC	38,196	952,944
PZ Cussons PLC	24,304	77,938
QinetiQ Group PLC	21,045	60,904
Reckitt Benckiser Group PLC	17,079	1,445,651
Redde PLC	46,194	108,995
RELX N.V.	28,828	596,693
RELX PLC	37,517	771,013
Renishaw PLC	1,430	90,391
Restaurant Group PLC (The)	19,444	69,227
Rightmove PLC	3,127	190,684
Rio Tinto PLC	50,393	2,552,663
Rolls-Royce Holdings PLC*	31,806	388,886
Rotork PLC	44,110	175,918
Royal Dutch Shell PLC Class A	240,187	7,525,428
Royal Dutch Shell PLC Class B	275,520	8,800,592
Royal Mail PLC	72,069	546,740
Saga PLC	11,144	17,634
Sage Group PLC (The)	33,342	298,968
Savills PLC	14,932	205,591
Segro PLC	56,976	480,515
Severn Trent PLC	12,152	314,343
Smith & Nephew PLC	20,141	376,058
Smiths Group PLC	16,666	353,842
Soco International PLC	36,189	46,603
Spirax-Sarco Engineering PLC	3,444	278,038
SSE PLC	66,518	1,190,654
St. James’s Place PLC	7,646	116,536
Standard Life Aberdeen PLC	85,619	432,022
TalkTalk Telecom Group PLC	129,408	210,216
Tate & Lyle PLC	26,747	204,338
Taylor Wimpey PLC	84,683	219,292
Ted Baker PLC	3,127	109,664
Telecom Plus PLC	7,985	136,881
TP ICAP PLC	22,126	138,679
Travis Perkins PLC	11,992	207,588
Trinity Mirror PLC	67,981	75,814
U & I Group PLC	34,646	94,967
Unilever N.V. CVA	44,078	2,486,583
Unilever PLC	29,577	1,641,161
United Utilities Group PLC	28,828	289,307
Vedanta Resources PLC	20,857	206,914
Victrex PLC	3,516	126,660
Vodafone Group PLC	1,245,671	3,393,853
Weir Group PLC (The)	6,565	183,681
WH Smith PLC	7,984	218,175
Whitbread PLC	3,475	180,365
Xaar PLC	24,920	117,283

Total United Kingdom		94,623,822

TOTAL COMMON STOCKS (Cost: $446,789,781)		508,654,546

RIGHTS - 0.0%

Italy - 0.0%
Anima Holding SpA, expiring 4/12/18*	12,976	4,947

United Kingdom - 0.0%
Galliford Try PLC, expiring 4/13/18*	4,180	16,419

TOTAL RIGHTS (Cost: $0)		21,366

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.4%

United States - 2.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $12,166,510)(d)	12,166,510	12,166,510

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $458,956,291)		520,842,422
Other Assets less Liabilities - (1.8)%		(9,003,158)

NET ASSETS - 100.0%		$511,839,264

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)

At March 31, 2018, the total market value of the Fund’s securities on loan was $16,354,262 and the total market value of the collateral held by the Fund was $17,254,300. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,087,790.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/4/2018	746,604	ILS	212,712	USD	$—	$(43)
Bank of America N.A.	4/4/2018	1,098,207,122	JPY	10,328,407	USD	—	(1,405)
Bank of America N.A.	4/4/2018	1,292,574	SGD	985,862	USD	—	(119)
Bank of America N.A.	4/4/2018	206,582	USD	716,510	ILS	2,485	—
Bank of America N.A.	4/4/2018	10,030,758	USD	1,067,742,090	JPY	—	(9,766)
Bank of America N.A.	4/4/2018	957,451	USD	1,265,972	SGD	—	(8,005)
Bank of America N.A.	4/5/2018	1,742,111	AUD	1,336,206	USD	75	—
Bank of America N.A.	4/5/2018	5,269,581	CHF	5,503,697	USD	—	(366)
Bank of America N.A.	4/5/2018	3,029,229	DKK	499,835	USD	—	(3)
Bank of America N.A.	4/5/2018	10,335,839	EUR	12,713,154	USD	—	(733)
Bank of America N.A.	4/5/2018	7,015,549	GBP	9,842,408	USD	—	(586)
Bank of America N.A.	4/5/2018	11,132,689	NOK	1,417,910	USD	139	—
Bank of America N.A.	4/5/2018	136,293	NZD	98,324	USD	—	(2)
Bank of America N.A.	4/5/2018	13,557,732	SEK	1,619,155	USD	—	(169)
Bank of America N.A.	4/5/2018	1,297,699	USD	1,665,284	AUD	20,348	—
Bank of America N.A.	4/5/2018	5,345,089	USD	5,035,779	CHF	85,931	—
Bank of America N.A.	4/5/2018	485,430	USD	2,955,300	DKK	—	(2,204)
Bank of America N.A.	4/5/2018	12,346,781	USD	10,096,181	EUR	—	(70,876)
Bank of America N.A.	4/5/2018	9,558,765	USD	6,926,034	GBP	—	(157,481)
Bank of America N.A.	4/5/2018	1,377,048	USD	10,849,038	NOK	—	(4,870)
Bank of America N.A.	4/5/2018	95,491	USD	132,252	NZD	84	—
Bank of America N.A.	4/5/2018	1,572,493	USD	12,993,522	SEK	20,882	—
Bank of America N.A.	5/3/2018	3,724,398	USD	4,855,774	AUD	—	(266)
Bank of America N.A.	5/3/2018	471,120	USD	2,849,536	DKK	—	(5)
Bank of America N.A.	5/3/2018	9,707,642	USD	6,911,316	GBP	491	—
Bank of America N.A.	5/3/2018	198,669	USD	696,128	ILS	32	—
Bank of America N.A.	5/3/2018	91,772	USD	127,227	NZD	—	(2)
Bank of America N.A.	5/4/2018	5,296,376	USD	5,059,141	CHF	288	—
Bank of America N.A.	5/4/2018	12,523,493	USD	10,160,736	EUR	585	—
Bank of America N.A.	5/4/2018	1,426,161	USD	11,187,772	NOK	—	(159)
Bank of America N.A.	5/4/2018	1,521,845	USD	12,717,006	SEK	150	—
Bank of America N.A.	5/4/2018	960,968	USD	1,259,178	SGD	—	—
Bank of America N.A.	5/7/2018	9,948,431	USD	1,055,664,822	JPY	3,449	—
Bank of Montreal	4/4/2018	206,582	USD	716,713	ILS	2,427	—
Bank of Montreal	4/4/2018	10,030,758	USD	1,067,727,044	JPY	—	(9,624)
Bank of Montreal	4/4/2018	957,451	USD	1,266,078	SGD	—	(8,086)
Bank of Montreal	4/5/2018	1,297,699	USD	1,665,335	AUD	20,309	—
Bank of Montreal	4/5/2018	5,345,089	USD	5,035,737	CHF	85,975	—
Bank of Montreal	4/5/2018	485,430	USD	2,955,632	DKK	—	(2,258)
Bank of Montreal	4/5/2018	12,346,781	USD	10,096,395	EUR	—	(71,140)
Bank of Montreal	4/5/2018	9,558,765	USD	6,926,064	GBP	—	(157,523)
Bank of Montreal	4/5/2018	1,377,048	USD	10,849,504	NOK	—	(4,929)
Bank of Montreal	4/5/2018	95,491	USD	132,256	NZD	81	—
Bank of Montreal	4/5/2018	1,572,493	USD	12,994,098	SEK	20,813	—
Barclays Bank PLC	4/4/2018	746,681	ILS	212,712	USD	—	(21)
Barclays Bank PLC	4/4/2018	1,098,225,713	JPY	10,328,407	USD	—	(1,230)
Barclays Bank PLC	4/4/2018	1,292,672	SGD	985,862	USD	—	(44)
Barclays Bank PLC	4/4/2018	206,582	USD	716,536	ILS	2,477	—
Barclays Bank PLC	4/4/2018	10,030,758	USD	1,067,729,050	JPY	—	(9,643)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Barclays Bank PLC	4/4/2018	957,451	USD	1,265,929	SGD	—	(7,972)
Barclays Bank PLC	4/5/2018	1,742,054	AUD	1,336,206	USD	32	—
Barclays Bank PLC	4/5/2018	5,269,812	CHF	5,503,697	USD	—	(125)
Barclays Bank PLC	4/5/2018	3,029,180	DKK	499,835	USD	—	(11)
Barclays Bank PLC	4/5/2018	10,336,158	EUR	12,713,154	USD	—	(340)
Barclays Bank PLC	4/5/2018	7,015,759	GBP	9,842,408	USD	—	(291)
Barclays Bank PLC	4/5/2018	11,131,844	NOK	1,417,910	USD	31	—
Barclays Bank PLC	4/5/2018	136,291	NZD	98,324	USD	—	(3)
Barclays Bank PLC	4/5/2018	13,558,733	SEK	1,619,155	USD	—	(50)
Barclays Bank PLC	4/5/2018	1,297,699	USD	1,665,314	AUD	20,325	—
Barclays Bank PLC	4/5/2018	5,345,089	USD	5,035,689	CHF	86,025	—
Barclays Bank PLC	4/5/2018	485,430	USD	2,955,317	DKK	—	(2,207)
Barclays Bank PLC	4/5/2018	12,346,781	USD	10,096,437	EUR	—	(71,191)
Barclays Bank PLC	4/5/2018	9,558,765	USD	6,926,139	GBP	—	(157,629)
Barclays Bank PLC	4/5/2018	1,377,048	USD	10,848,536	NOK	—	(4,806)
Barclays Bank PLC	4/5/2018	95,491	USD	132,255	NZD	82	—
Barclays Bank PLC	4/5/2018	1,572,493	USD	12,993,525	SEK	20,882	—
Barclays Bank PLC	5/3/2018	3,724,398	USD	4,855,616	AUD	—	(144)
Barclays Bank PLC	5/3/2018	471,120	USD	2,849,559	DKK	—	(8)
Barclays Bank PLC	5/3/2018	9,707,642	USD	6,911,528	GBP	194	—
Barclays Bank PLC	5/3/2018	198,669	USD	696,208	ILS	9	—
Barclays Bank PLC	5/3/2018	91,772	USD	127,222	NZD	1	—
Barclays Bank PLC	5/4/2018	5,296,376	USD	5,059,395	CHF	22	—
Barclays Bank PLC	5/4/2018	12,523,493	USD	10,161,247	EUR	—	(45)
Barclays Bank PLC	5/4/2018	1,426,161	USD	11,187,099	NOK	—	(74)
Barclays Bank PLC	5/4/2018	1,521,845	USD	12,717,925	SEK	40	—
Barclays Bank PLC	5/4/2018	960,968	USD	1,259,243	SGD	—	(50)
Barclays Bank PLC	5/7/2018	9,948,431	USD	1,055,700,636	JPY	3,111	—
Canadian Imperial Bank of Commerce	4/4/2018	206,582	USD	716,652	ILS	2,444	—
Canadian Imperial Bank of Commerce	4/4/2018	10,030,758	USD	1,067,934,681	JPY	—	(11,577)
Canadian Imperial Bank of Commerce	4/4/2018	957,451	USD	1,266,047	SGD	—	(8,062)
Canadian Imperial Bank of Commerce	4/5/2018	1,297,699	USD	1,665,297	AUD	20,338	—
Canadian Imperial Bank of Commerce	4/5/2018	5,345,089	USD	5,035,929	CHF	85,774	—
Canadian Imperial Bank of Commerce	4/5/2018	485,430	USD	2,955,570	DKK	—	(2,248)
Canadian Imperial Bank of Commerce	4/5/2018	12,346,781	USD	10,096,726	EUR	—	(71,547)
Canadian Imperial Bank of Commerce	4/5/2018	9,558,765	USD	6,926,491	GBP	—	(158,122)
Canadian Imperial Bank of Commerce	4/5/2018	1,377,048	USD	10,848,549	NOK	—	(4,808)
Canadian Imperial Bank of Commerce	4/5/2018	95,491	USD	132,255	NZD	82	—
Canadian Imperial Bank of Commerce	4/5/2018	1,572,493	USD	12,994,013	SEK	20,823	—
Citibank N.A.	4/4/2018	746,665	ILS	212,712	USD	—	(25)
Citibank N.A.	4/4/2018	1,098,239,140	JPY	10,328,407	USD	—	(1,104)
Citibank N.A.	4/4/2018	1,292,641	SGD	985,862	USD	—	(68)
Citibank N.A.	4/4/2018	11,676	USD	40,196	ILS	226	—
Citibank N.A.	4/4/2018	566,950	USD	60,037,567	JPY	2,386	—
Citibank N.A.	4/4/2018	54,116	USD	70,977	SGD	—	(13)
Citibank N.A.	4/5/2018	1,742,063	AUD	1,336,206	USD	39	—
Citibank N.A.	4/5/2018	5,269,751	CHF	5,503,697	USD	—	(188)
Citibank N.A.	4/5/2018	3,029,092	DKK	499,835	USD	—	(25)
Citibank N.A.	4/5/2018	10,336,116	EUR	12,713,154	USD	—	(392)
Citibank N.A.	4/5/2018	7,016,184	GBP	9,842,408	USD	306	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Citibank N.A.	4/5/2018	11,131,841	NOK	1,417,910	USD	31	—
Citibank N.A.	4/5/2018	136,298	NZD	98,324	USD	1	—
Citibank N.A.	4/5/2018	13,558,627	SEK	1,619,155	USD	—	(63)
Citibank N.A.	4/5/2018	73,347	USD	93,851	AUD	1,359	—
Citibank N.A.	4/5/2018	302,110	USD	286,512	CHF	2,889	—
Citibank N.A.	4/5/2018	27,437	USD	165,591	DKK	114	—
Citibank N.A.	4/5/2018	697,854	USD	565,385	EUR	2,467	—
Citibank N.A.	4/5/2018	540,272	USD	386,864	GBP	—	(2,444)
Citibank N.A.	4/5/2018	77,832	USD	599,359	NOK	1,487	—
Citibank N.A.	4/5/2018	5,397	USD	7,406	NZD	54	—
Citibank N.A.	4/5/2018	88,879	USD	725,573	SEK	2,235	—
Citibank N.A.	5/3/2018	3,724,398	USD	4,855,692	AUD	—	(202)
Citibank N.A.	5/3/2018	471,120	USD	2,849,354	DKK	25	—
Citibank N.A.	5/3/2018	9,707,642	USD	6,912,020	GBP	—	(497)
Citibank N.A.	5/3/2018	198,669	USD	696,178	ILS	18	—
Citibank N.A.	5/3/2018	91,772	USD	127,231	NZD	—	(5)
Citibank N.A.	5/4/2018	5,296,376	USD	5,059,474	CHF	—	(61)
Citibank N.A.	5/4/2018	12,523,493	USD	10,161,156	EUR	67	—
Citibank N.A.	5/4/2018	1,426,161	USD	11,187,009	NOK	—	(62)
Citibank N.A.	5/4/2018	1,521,845	USD	12,717,753	SEK	60	—
Citibank N.A.	5/4/2018	960,968	USD	1,259,192	SGD	—	(11)
Citibank N.A.	5/7/2018	9,948,431	USD	1,055,705,611	JPY	3,065	—
Credit Suisse International	4/4/2018	746,640	ILS	212,712	USD	—	(32)
Credit Suisse International	4/4/2018	1,098,222,614	JPY	10,328,407	USD	—	(1,259)
Credit Suisse International	4/4/2018	1,292,607	SGD	985,862	USD	—	(94)
Credit Suisse International	4/5/2018	1,742,004	AUD	1,336,206	USD	—	(7)
Credit Suisse International	4/5/2018	5,269,658	CHF	5,503,697	USD	—	(286)
Credit Suisse International	4/5/2018	3,029,139	DKK	499,835	USD	—	(18)
Credit Suisse International	4/5/2018	10,336,057	EUR	12,713,154	USD	—	(464)
Credit Suisse International	4/5/2018	7,015,659	GBP	9,842,408	USD	—	(431)
Credit Suisse International	4/5/2018	11,131,722	NOK	1,417,910	USD	16	—
Credit Suisse International	4/5/2018	136,291	NZD	98,324	USD	—	(3)
Credit Suisse International	4/5/2018	13,558,627	SEK	1,619,155	USD	—	(63)
Credit Suisse International	5/3/2018	3,724,398	USD	4,855,780	AUD	—	(270)
Credit Suisse International	5/3/2018	471,120	USD	2,849,490	DKK	3	—
Credit Suisse International	5/3/2018	9,707,642	USD	6,911,641	GBP	35	—
Credit Suisse International	5/3/2018	198,669	USD	696,225	ILS	4	—
Credit Suisse International	5/3/2018	91,772	USD	127,223	NZD	1	—
Credit Suisse International	5/4/2018	5,296,376	USD	5,059,342	CHF	78	—
Credit Suisse International	5/4/2018	12,523,493	USD	10,161,206	EUR	6	—
Credit Suisse International	5/4/2018	1,426,161	USD	11,187,443	NOK	—	(117)
Credit Suisse International	5/4/2018	1,521,845	USD	12,718,197	SEK	7	—
Credit Suisse International	5/4/2018	960,968	USD	1,259,175	SGD	2	—
Credit Suisse International	5/7/2018	9,948,431	USD	1,055,687,703	JPY	3,233	—
Goldman Sachs	4/4/2018	568,916	ILS	162,069	USD	—	(14)
Goldman Sachs	4/4/2018	836,733,545	JPY	7,869,266	USD	—	(1,033)
Goldman Sachs	4/4/2018	984,916	SGD	751,137	USD	—	(20)
Goldman Sachs	4/5/2018	1,327,223	AUD	1,018,065	USD	—	(22)
Goldman Sachs	4/5/2018	4,015,065	CHF	4,193,297	USD	—	(130)
Goldman Sachs	4/5/2018	2,307,906	DKK	380,828	USD	—	(16)
Goldman Sachs	4/5/2018	7,875,088	EUR	9,686,216	USD	—	(361)
Goldman Sachs	4/5/2018	5,345,364	GBP	7,498,979	USD	—	(190)
Goldman Sachs	4/5/2018	8,481,326	NOK	1,080,314	USD	12	—
Goldman Sachs	4/5/2018	103,846	NZD	74,917	USD	—	(2)
Goldman Sachs	4/5/2018	10,329,615	SEK	1,233,643	USD	—	(140)
Goldman Sachs	5/3/2018	2,837,639	USD	3,699,529	AUD	—	(117)
Goldman Sachs	5/3/2018	358,953	USD	2,171,085	DKK	—	(1)
Goldman Sachs	5/3/2018	7,396,303	USD	5,265,948	GBP	121	—
Goldman Sachs	5/3/2018	151,371	USD	530,462	ILS	6	—
Goldman Sachs	5/3/2018	69,924	USD	96,935	NZD	1	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2018

Goldman Sachs	5/4/2018	4,035,335	USD	3,854,750	CHF	46	—
Goldman Sachs	5/4/2018	9,541,711	USD	7,741,760	EUR	144	—
Goldman Sachs	5/4/2018	1,086,599	USD	8,523,444	NOK	—	(48)
Goldman Sachs	5/4/2018	1,159,504	USD	9,690,467	SEK	—	(41)
Goldman Sachs	5/4/2018	732,168	USD	959,400	SGD	—	(18)
Goldman Sachs	5/7/2018	7,579,760	USD	804,355,035	JPY	2,264	—
JP Morgan Chase Bank N.A.	4/4/2018	17,514	USD	60,221	ILS	360	—
JP Morgan Chase Bank N.A.	4/4/2018	850,425	USD	90,793,158	JPY	—	(3,349)
JP Morgan Chase Bank N.A.	4/4/2018	81,174	USD	106,743	SGD	—	(230)
JP Morgan Chase Bank N.A.	4/5/2018	110,021	USD	140,408	AUD	2,322	—
JP Morgan Chase Bank N.A.	4/5/2018	453,166	USD	429,581	CHF	4,530	—
JP Morgan Chase Bank N.A.	4/5/2018	41,156	USD	248,362	DKK	175	—
JP Morgan Chase Bank N.A.	4/5/2018	1,046,781	USD	847,987	EUR	3,811	—
JP Morgan Chase Bank N.A.	4/5/2018	810,408	USD	583,638	GBP	—	(8,353)
JP Morgan Chase Bank N.A.	4/5/2018	116,748	USD	907,629	NOK	1,137	—
JP Morgan Chase Bank N.A.	4/5/2018	8,096	USD	11,112	NZD	80	—
JP Morgan Chase Bank N.A.	4/5/2018	133,319	USD	1,096,752	SEK	2,351	—
State Street Bank and Trust	4/4/2018	157,399	USD	546,097	ILS	1,844	—
State Street Bank and Trust	4/4/2018	7,642,487	USD	813,497,650	JPY	—	(7,247)
State Street Bank and Trust	4/4/2018	729,491	USD	964,555	SGD	—	(6,098)
State Street Bank and Trust	4/5/2018	988,725	USD	1,268,756	AUD	15,529	—
State Street Bank and Trust	4/5/2018	4,072,453	USD	3,836,784	CHF	65,475	—
State Street Bank and Trust	4/5/2018	369,855	USD	2,251,780	DKK	—	(1,696)
State Street Bank and Trust	4/5/2018	9,407,073	USD	7,692,411	EUR	—	(54,102)
State Street Bank and Trust	4/5/2018	7,282,871	USD	5,277,030	GBP	—	(120,055)
State Street Bank and Trust	4/5/2018	1,049,182	USD	8,265,675	NOK	—	(3,675)
State Street Bank and Trust	4/5/2018	72,756	USD	100,766	NZD	63	—
State Street Bank and Trust	4/5/2018	1,198,093	USD	9,900,096	SEK	15,881	—

						$663,602	$(1,238,030)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree International Quality Dividend Growth Fund(a) (Cost: $5,672,415)	200,851	$6,186,191

Other Assets less Liabilities - 0.0%		1,080

NET ASSETS - 100.0%		$6,187,271

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2018	16,127	ILS	4,594	USD	$—	$(1)
Bank of America N.A.	4/3/2018	4,594	USD	15,935	ILS	55	—
Bank of America N.A.	4/4/2018	14,360	AUD	11,014	USD	1	—
Bank of America N.A.	4/4/2018	102,607	CHF	107,156	USD	—	(6)
Bank of America N.A.	4/4/2018	189,694	DKK	31,298	USD	—	—
Bank of America N.A.	4/4/2018	101,300	EUR	124,591	USD	—	(7)
Bank of America N.A.	4/4/2018	83,368	GBP	116,955	USD	—	(7)
Bank of America N.A.	4/4/2018	10,857,340	JPY	102,111	USD	—	(14)
Bank of America N.A.	4/4/2018	97,440	NOK	12,410	USD	1	—
Bank of America N.A.	4/4/2018	1,318	NZD	951	USD	—	—
Bank of America N.A.	4/4/2018	395,938	SEK	47,282	USD	—	(5)
Bank of America N.A.	4/4/2018	1,499	SGD	1,143	USD	—	—
Bank of America N.A.	4/4/2018	11,014	USD	14,134	AUD	172	—
Bank of America N.A.	4/4/2018	107,156	USD	100,964	CHF	1,722	—
Bank of America N.A.	4/4/2018	31,298	USD	190,557	DKK	—	(142)
Bank of America N.A.	4/4/2018	124,591	USD	101,888	EUR	—	(716)
Bank of America N.A.	4/4/2018	116,955	USD	84,746	GBP	—	(1,927)
Bank of America N.A.	4/4/2018	102,111	USD	10,869,389	JPY	—	(99)
Bank of America N.A.	4/4/2018	12,410	USD	97,775	NOK	—	(44)
Bank of America N.A.	4/4/2018	951	USD	1,317	NZD	1	—
Bank of America N.A.	4/4/2018	47,282	USD	390,720	SEK	628	—
Bank of America N.A.	4/4/2018	1,143	USD	1,511	SGD	—	(10)
Bank of America N.A.	5/2/2018	30,970	USD	40,378	AUD	—	(2)
Bank of America N.A.	5/2/2018	29,897	USD	180,843	DKK	—	—
Bank of America N.A.	5/2/2018	116,694	USD	83,083	GBP	6	—
Bank of America N.A.	5/2/2018	4,104	USD	14,381	ILS	1	—
Bank of America N.A.	5/2/2018	945	USD	1,310	NZD	—	—
Bank of America N.A.	5/3/2018	104,931	USD	100,239	CHF	6	—
Bank of America N.A.	5/3/2018	124,300	USD	100,856	EUR	6	—
Bank of America N.A.	5/3/2018	12,997	USD	101,960	NOK	—	(1)
Bank of America N.A.	5/3/2018	45,124	USD	377,097	SEK	4	—
Bank of America N.A.	5/4/2018	1,111	USD	1,456	SGD	—	—
Bank of America N.A.	5/7/2018	98,745	USD	10,478,197	JPY	34	—
Bank of Montreal	4/3/2018	4,594	USD	15,939	ILS	54	—
Bank of Montreal	4/4/2018	500	GBP	701	USD	—	—
Bank of Montreal	4/4/2018	58,222	JPY	547	USD	1	—
Bank of Montreal	4/4/2018	11,014	USD	14,134	AUD	172	—
Bank of Montreal	4/4/2018	107,156	USD	100,963	CHF	1,723	—
Bank of Montreal	4/4/2018	31,298	USD	190,562	DKK	—	(143)
Bank of Montreal	4/4/2018	124,591	USD	101,890	EUR	—	(718)
Bank of Montreal	4/4/2018	116,955	USD	84,746	GBP	—	(1,927)
Bank of Montreal	4/4/2018	102,111	USD	10,869,236	JPY	—	(98)
Bank of Montreal	4/4/2018	12,410	USD	97,779	NOK	—	(44)
Bank of Montreal	4/4/2018	951	USD	1,317	NZD	1	—
Bank of Montreal	4/4/2018	47,282	USD	390,724	SEK	627	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2018

Bank of Montreal	4/4/2018	1,143	USD	1,511	SGD	—	(10)
Barclays Bank PLC	4/3/2018	16,127	ILS	4,594	USD	—	—
Barclays Bank PLC	4/3/2018	4,594	USD	15,935	ILS	55	—
Barclays Bank PLC	4/4/2018	14,359	AUD	11,014	USD	—	—
Barclays Bank PLC	4/4/2018	102,610	CHF	107,156	USD	—	(2)
Barclays Bank PLC	4/4/2018	189,689	DKK	31,298	USD	—	(1)
Barclays Bank PLC	4/4/2018	486	EUR	2,098	ILS	—	—
Barclays Bank PLC	4/4/2018	101,303	EUR	124,591	USD	—	(3)
Barclays Bank PLC	4/4/2018	83,370	GBP	116,955	USD	—	(3)
Barclays Bank PLC	4/4/2018	10,857,523	JPY	102,111	USD	—	(12)
Barclays Bank PLC	4/4/2018	97,433	NOK	12,410	USD	—	—
Barclays Bank PLC	4/4/2018	1,318	NZD	951	USD	—	—
Barclays Bank PLC	4/4/2018	395,967	SEK	47,282	USD	—	(1)
Barclays Bank PLC	4/4/2018	1,499	SGD	1,143	USD	—	—
Barclays Bank PLC	4/4/2018	11,014	USD	14,134	AUD	172	—
Barclays Bank PLC	4/4/2018	107,156	USD	100,962	CHF	1,723	—
Barclays Bank PLC	4/4/2018	31,298	USD	190,558	DKK	—	(143)
Barclays Bank PLC	4/4/2018	124,591	USD	101,891	EUR	—	(719)
Barclays Bank PLC	4/4/2018	116,955	USD	84,747	GBP	—	(1,928)
Barclays Bank PLC	4/4/2018	102,111	USD	10,869,256	JPY	—	(98)
Barclays Bank PLC	4/4/2018	12,410	USD	97,770	NOK	—	(43)
Barclays Bank PLC	4/4/2018	951	USD	1,317	NZD	1	—
Barclays Bank PLC	4/4/2018	47,282	USD	390,720	SEK	628	—
Barclays Bank PLC	4/4/2018	1,143	USD	1,511	SGD	—	(10)
Barclays Bank PLC	5/2/2018	30,970	USD	40,377	AUD	—	(1)
Barclays Bank PLC	5/2/2018	29,897	USD	180,845	DKK	—	(1)
Barclays Bank PLC	5/2/2018	116,694	USD	83,086	GBP	2	—
Barclays Bank PLC	5/2/2018	4,104	USD	14,383	ILS	—	—
Barclays Bank PLC	5/2/2018	945	USD	1,310	NZD	—	—
Barclays Bank PLC	5/3/2018	104,931	USD	100,244	CHF	—	—
Barclays Bank PLC	5/3/2018	124,300	USD	100,861	EUR	—	(1)
Barclays Bank PLC	5/3/2018	12,997	USD	101,954	NOK	—	(1)
Barclays Bank PLC	5/3/2018	45,124	USD	377,126	SEK	1	—
Barclays Bank PLC	5/4/2018	1,111	USD	1,456	SGD	—	—
Barclays Bank PLC	5/7/2018	98,745	USD	10,478,552	JPY	31	—
Canadian Imperial Bank of Commerce	4/3/2018	4,594	USD	15,938	ILS	54	—
Canadian Imperial Bank of Commerce	4/4/2018	11,014	USD	14,134	AUD	173	—
Canadian Imperial Bank of Commerce	4/4/2018	107,156	USD	100,966	CHF	1,720	—
Canadian Imperial Bank of Commerce	4/4/2018	31,298	USD	190,574	DKK	—	(145)
Canadian Imperial Bank of Commerce	4/4/2018	124,591	USD	101,893	EUR	—	(722)
Canadian Imperial Bank of Commerce	4/4/2018	116,955	USD	84,752	GBP	—	(1,935)
Canadian Imperial Bank of Commerce	4/4/2018	102,111	USD	10,871,349	JPY	—	(118)
Canadian Imperial Bank of Commerce	4/4/2018	12,410	USD	97,771	NOK	—	(43)
Canadian Imperial Bank of Commerce	4/4/2018	951	USD	1,317	NZD	1	—
Canadian Imperial Bank of Commerce	4/4/2018	47,282	USD	390,735	SEK	626	—
Canadian Imperial Bank of Commerce	4/4/2018	1,143	USD	1,511	SGD	—	(10)
Citibank N.A.	4/3/2018	16,127	ILS	4,594	USD	—	(1)
Citibank N.A.	4/4/2018	14,359	AUD	11,014	USD	—	—
Citibank N.A.	4/4/2018	102,609	CHF	107,156	USD	—	(3)
Citibank N.A.	4/4/2018	189,685	DKK	31,298	USD	—	(2)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2018

Citibank N.A.	4/4/2018	101,303	EUR	124,591	USD	—	(4)
Citibank N.A.	4/4/2018	83,375	GBP	116,955	USD	4	—
Citibank N.A.	4/4/2018	10,857,656	JPY	102,111	USD	—	(11)
Citibank N.A.	4/4/2018	97,433	NOK	12,410	USD	—	—
Citibank N.A.	4/4/2018	1,318	NZD	951	USD	—	—
Citibank N.A.	4/4/2018	395,965	SEK	47,282	USD	—	(1)
Citibank N.A.	4/4/2018	1,499	SGD	1,143	USD	—	—
Citibank N.A.	5/2/2018	30,970	USD	40,377	AUD	—	(2)
Citibank N.A.	5/2/2018	29,897	USD	180,832	DKK	2	—
Citibank N.A.	5/2/2018	116,694	USD	83,091	GBP	—	(5)
Citibank N.A.	5/2/2018	4,104	USD	14,382	ILS	—	—
Citibank N.A.	5/2/2018	945	USD	1,310	NZD	—	—
Citibank N.A.	5/3/2018	104,931	USD	100,245	CHF	—	—
Citibank N.A.	5/3/2018	124,300	USD	100,860	EUR	1	—
Citibank N.A.	5/3/2018	12,997	USD	101,953	NOK	—	(1)
Citibank N.A.	5/3/2018	45,124	USD	377,119	SEK	2	—
Citibank N.A.	5/4/2018	1,111	USD	1,456	SGD	—	—
Citibank N.A.	5/7/2018	98,745	USD	10,478,602	JPY	30	—
Credit Suisse International	4/3/2018	16,126	ILS	4,594	USD	—	(1)
Credit Suisse International	4/4/2018	14,359	AUD	11,014	USD	—	—
Credit Suisse International	4/4/2018	102,610	CHF	107,156	USD	—	(3)
Credit Suisse International	4/4/2018	189,689	DKK	31,298	USD	—	(1)
Credit Suisse International	4/4/2018	101,303	EUR	124,591	USD	—	(3)
Credit Suisse International	4/4/2018	83,370	GBP	116,955	USD	—	(3)
Credit Suisse International	4/4/2018	10,857,493	JPY	102,111	USD	—	(12)
Credit Suisse International	4/4/2018	97,433	NOK	12,410	USD	—	—
Credit Suisse International	4/4/2018	1,318	NZD	951	USD	—	—
Credit Suisse International	4/4/2018	395,967	SEK	47,282	USD	—	(1)
Credit Suisse International	4/4/2018	1,499	SGD	1,143	USD	—	—
Credit Suisse International	5/2/2018	30,970	USD	40,378	AUD	—	(2)
Credit Suisse International	5/2/2018	29,897	USD	180,847	DKK	—	(1)
Credit Suisse International	5/2/2018	116,694	USD	83,088	GBP	—	(1)
Credit Suisse International	5/2/2018	4,104	USD	14,383	ILS	—	—
Credit Suisse International	5/2/2018	945	USD	1,310	NZD	—	—
Credit Suisse International	5/3/2018	104,931	USD	100,244	CHF	—	—
Credit Suisse International	5/3/2018	124,300	USD	100,862	EUR	—	(2)
Credit Suisse International	5/3/2018	12,997	USD	101,957	NOK	—	(1)
Credit Suisse International	5/3/2018	45,124	USD	377,135	SEK	—	—
Credit Suisse International	5/4/2018	1,111	USD	1,456	SGD	—	—
Credit Suisse International	5/7/2018	98,745	USD	10,478,424	JPY	32	—
Goldman Sachs	4/3/2018	12,294	ILS	3,502	USD	—	—
Goldman Sachs	4/4/2018	10,944	AUD	8,394	USD	—	—
Goldman Sachs	4/4/2018	78,181	CHF	81,645	USD	—	(2)
Goldman Sachs	4/4/2018	144,531	DKK	23,847	USD	—	(1)
Goldman Sachs	4/4/2018	2,434	EUR	25,009	SEK	8	—
Goldman Sachs	4/4/2018	77,184	EUR	94,927	USD	—	(2)
Goldman Sachs	4/4/2018	6,115	GBP	8,205	CHF	9	—
Goldman Sachs	4/4/2018	63,521	GBP	89,109	USD	—	(2)
Goldman Sachs	4/4/2018	8,272,313	JPY	77,799	USD	—	(10)
Goldman Sachs	4/4/2018	74,256	NOK	9,458	USD	—	—
Goldman Sachs	4/4/2018	1,615	NOK	206	USD	—	—
Goldman Sachs	4/4/2018	1,006	NZD	726	USD	—	—
Goldman Sachs	4/4/2018	301,703	SEK	36,026	USD	—	(1)
Goldman Sachs	4/4/2018	1,142	SGD	871	USD	—	—
Goldman Sachs	5/2/2018	23,597	USD	30,764	AUD	—	(1)
Goldman Sachs	5/2/2018	22,783	USD	137,811	DKK	—	—
Goldman Sachs	5/2/2018	88,912	USD	63,305	GBP	1	—
Goldman Sachs	5/2/2018	3,130	USD	10,969	ILS	—	—
Goldman Sachs	5/2/2018	723	USD	1,002	NZD	—	—
Goldman Sachs	5/3/2018	79,952	USD	76,380	CHF	1	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2018

Goldman Sachs	5/3/2018	94,706	USD	76,846	EUR	1	—
Goldman Sachs	5/3/2018	9,906	USD	77,707	NOK	—	—
Goldman Sachs	5/3/2018	34,384	USD	287,383	SEK	—	(1)
Goldman Sachs	5/4/2018	849	USD	1,112	SGD	—	—
Goldman Sachs	5/7/2018	75,237	USD	7,984,060	JPY	22	—
Royal Bank of Canada	4/3/2018	3,502	USD	12,151	ILS	41	—
Royal Bank of Canada	4/4/2018	8,394	USD	10,772	AUD	131	—
Royal Bank of Canada	4/4/2018	81,645	USD	76,927	CHF	1,311	—
Royal Bank of Canada	4/4/2018	23,847	USD	145,200	DKK	—	(110)
Royal Bank of Canada	4/4/2018	94,927	USD	77,632	EUR	—	(549)
Royal Bank of Canada	4/4/2018	89,109	USD	64,569	GBP	—	(1,469)
Royal Bank of Canada	4/4/2018	77,799	USD	8,281,322	JPY	—	(75)
Royal Bank of Canada	4/4/2018	9,458	USD	74,515	NOK	—	(33)
Royal Bank of Canada	4/4/2018	726	USD	1,005	NZD	1	—
Royal Bank of Canada	4/4/2018	36,026	USD	297,713	SEK	477	—
Royal Bank of Canada	4/4/2018	871	USD	1,152	SGD	—	(7)
UBS AG	4/4/2018	4,164	DKK	894	AUD	1	—

						$12,477	$(14,185)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 12.3%
Accent Group Ltd.	26,995	$26,194
Adelaide Brighton Ltd.(a)	8,925	42,582
Ainsworth Game Technology Ltd.(a)	6,342	9,000
ALS Ltd.	5,719	32,550
Altium Ltd.	2,177	33,230
AMA Group Ltd.(a)	7,477	6,251
Ansell Ltd.	989	19,163
AP Eagers Ltd.	2,476	16,143
APN Outdoor Group Ltd.(a)	2,680	9,538
ARB Corp., Ltd.	769	11,691
Asaleo Care Ltd.	12,720	12,489
AUB Group Ltd.	1,279	13,872
Austal Ltd.	2,374	3,305
Australian Pharmaceutical Industries Ltd.	8,133	9,358
Automotive Holdings Group Ltd.(a)	7,514	20,230
Baby Bunting Group Ltd.(a)	6,443	6,499
Bapcor Ltd.(a)	3,151	13,728
Beach Energy Ltd.	27,320	25,461
Blackmores Ltd.(a)	242	23,346
Breville Group Ltd.	2,340	20,875
Brickworks Ltd.	579	6,893
BT Investment Management Ltd.	4,748	36,602
carsales.com Ltd.	4,118	42,674
Cedar Woods Properties Ltd.	1,139	5,583
Cleanaway Waste Management Ltd.	16,839	18,664
Collins Foods Ltd.	384	1,532
Corporate Travel Management Ltd.	350	6,304
Costa Group Holdings Ltd.	1,328	6,957
CSG Ltd.*(a)	8,509	2,089
CSR Ltd.	13,851	55,034
Data#3 Ltd.	4,808	5,864
Dicker Data Ltd.	4,874	10,954
Dongfang Modern Agriculture Holding Group Ltd.	11,853	9,728
DuluxGroup Ltd.	5,513	31,208
Eclipx Group Ltd.	1,792	4,921
Elanor Investor Group	3,686	5,768
Estia Health Ltd.	2,440	6,345
Event Hospitality and Entertainment Ltd.	869	9,285
Fairfax Media Ltd.	28,090	14,544
Flight Centre Travel Group Ltd.(a)	1,519	66,402
G8 Education Ltd.	9,991	20,232
Genworth Mortgage Insurance Australia Ltd.(a)	17,646	31,267
GrainCorp Ltd. Class A	1,133	7,361
Greencross Ltd.(a)	2,237	9,077
GUD Holdings Ltd.	1,449	13,226
GWA Group Ltd.	6,040	15,567
Hansen Technologies Ltd.	1,957	6,215
Healthscope Ltd.	26,372	39,142
HT&E Ltd.(a)	3,048	4,454
IDP Education Ltd.	2,895	16,544
IMF Bentham Ltd.(a)	3,907	7,792
Independence Group NL	2,292	8,087
Invocare Ltd.	1,409	14,039
IOOF Holdings Ltd.	8,344	65,155
IPH Ltd.(a)	3,473	9,031
IRESS Ltd.	3,049	22,195
iSentia Group Ltd.(a)	1,723	1,104
IVE Group Ltd.	5,853	9,697
Japara Healthcare Ltd.(a)	6,573	10,134
JB Hi-Fi Ltd.(a)	2,570	50,880
Link Administration Holdings Ltd.	3,303	21,130
MACA Ltd.	8,517	8,689
Mantra Group Ltd.	5,158	15,549
McMillan Shakespeare Ltd.	1,702	21,998
Mineral Resources Ltd.	3,169	41,299
Monadelphous Group Ltd.	3,284	38,289
Myer Holdings Ltd.(a)	24,096	6,931
MYOB Group Ltd.	9,305	21,769
MyState Ltd.(a)	2,794	10,158
Navigator Global Investments Ltd.	3,958	11,263
Navitas Ltd.	6,917	26,316
NIB Holdings Ltd.	5,074	24,831
Nick Scali Ltd.	1,902	9,804
Nine Entertainment Co. Holdings Ltd.	21,691	37,768
Northern Star Resources Ltd.	5,024	24,201
Nufarm Ltd.	1,070	6,935
oOh!media Ltd.(a)	2,770	9,752
Orora Ltd.	18,347	46,441
OZ Minerals Ltd.	4,744	32,714
Pact Group Holdings Ltd.	3,031	12,741
Peet Ltd.	6,312	6,875
Perpetual Ltd.	1,199	42,812
Platinum Asset Management Ltd.(a)	16,086	72,305
Premier Investments Ltd.(a)	1,119	13,553
Primary Health Care Ltd.	5,504	16,465
QMS Media Ltd.	7,247	5,531
Regis Resources Ltd.	8,723	30,310
Retail Food Group Ltd.(a)	466	332
Sandfire Resources NL	1,797	10,090
SeaLink Travel Group Ltd.	1,862	5,713
Seven Group Holdings Ltd.(a)	4,129	55,425
SG Fleet Group Ltd.	3,627	10,628
Sigma Healthcare Ltd.	29,785	17,820
Silver Chef Ltd.(a)	1,369	4,095
Sims Metal Management Ltd.(a)	2,237	24,777
Sirtex Medical Ltd.	709	15,086
SmartGroup Corp., Ltd.	1,712	14,353
Southern Cross Media Group Ltd.	22,781	18,086
Steadfast Group Ltd.	6,912	13,308
Super Retail Group Ltd.	3,559	18,563
Tassal Group Ltd.	2,212	6,431
Technology One Ltd.	2,137	8,507
Villa World Ltd.	6,452	11,977
Village Roadshow Ltd.*	3,709	8,876
Virtus Health Ltd.	1,377	5,714
Vita Group Ltd.(a)	9,584	8,969
Viva Energy REIT	6,123	9,393
Vocus Group Ltd.	10,191	17,354
Webjet Ltd.(a)	1,267	10,739
WPP AUNZ Ltd.(a)	17,608	12,358

Total Australia		1,989,078

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
Austria - 0.9%
AT&S Austria Technologie & Systemtechnik AG	814	$22,024
DO & Co. AG(a)	99	6,270
Porr AG(a)	628	21,587
S IMMO AG	869	17,207
UNIQA Insurance Group AG	5,853	67,916
Zumtobel Group AG	302	2,834

Total Austria		137,838

Belgium - 1.4%
Barco N.V.	130	15,988
Cofinimmo S.A.	501	64,943
D’ieteren S.A./N.V.	561	22,699
Euronav N.V.	3,920	32,470
EVS Broadcast Equipment S.A.	269	8,684
Exmar N.V.*	2,167	13,992
Greenyard N.V.	259	5,772
Orange Belgium S.A.	968	19,786
Warehouses De Pauw CVA	379	47,077

Total Belgium		231,411

China - 1.6%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	9,000	16,903
China Aerospace International Holdings Ltd.	80,000	8,664
China Agri-Industries Holdings Ltd.	39,000	17,144
China Traditional Chinese Medicine Holdings Co., Ltd.	40,000	29,510
China Travel International Investment Hong Kong Ltd.	41,956	14,862
CITIC Telecom International Holdings Ltd.	60,678	17,550
CPMC Holdings Ltd.	20,000	12,844
Dah Chong Hong Holdings Ltd.	13,779	6,952
Goldpac Group Ltd.	29,835	9,047
Guotai Junan International Holdings Ltd.	80,052	23,052
Rivera Holdings Ltd.	98,000	7,492
Shougang Fushan Resources Group Ltd.	61,903	15,775
Sinotruk Hong Kong Ltd.	17,651	20,893
Yuexiu Property Co., Ltd.	260,638	61,438

Total China		262,126

Denmark - 1.5%
Alm Brand A/S	1,652	16,763
NNIT A/S(b)	221	6,308
Per Aarsleff Holding A/S	369	13,790
Ringkjoebing Landbobank A/S	149	8,162
Royal Unibrew A/S	750	49,522
Scandinavian Tobacco Group A/S Class A(b)	2,382	41,856
Schouw & Co. A/S	191	18,829
SimCorp A/S	169	11,706
Spar Nord Bank A/S	2,812	33,358
Sydbank A/S	1,269	46,523

Total Denmark		246,817

Finland - 2.5%
Aktia Bank Oyj	1,029	11,617
Citycon Oyj	19,952	44,831
Cramo Oyj	484	10,089
DNA Oyj	2,122	46,010
F-Secure Oyj	1,283	5,767
Finnair Oyj	863	11,993
HKScan Oyj Class A	1,792	6,766
Kemira Oyj	3,263	41,735
Lassila & Tikanoja Oyj	930	19,284
Lehto Group Oyj	379	5,444
Metsa Board Oyj	4,499	45,122
Oriola Oyj Class B	1,260	3,812
Raisio Oyj Class V	2,590	11,531
Ramirent Oyj	1,389	11,437
Sanoma Oyj	1,030	12,066
Technopolis Oyj	3,496	15,779
Tieto Oyj	1,563	52,055
Tikkurila Oyj	750	14,408
Tokmanni Group Corp.	1,369	11,171
Uponor Oyj	480	8,011
YIT Oyj	1,090	9,116

Total Finland		398,044

France - 1.9%
Albioma S.A.	609	14,425
Coface S.A.	1,977	22,588
Europcar Groupe S.A.(b)	1,997	22,178
Gaztransport Et Technigaz S.A.	683	42,756
Haulotte Group S.A.	260	5,353
IPSOS	289	11,345
Jacquet Metal Service	559	20,178
Kaufman & Broad S.A.	490	25,744
Korian S.A.	700	23,675
LISI	259	10,416
Manitou BF S.A.	189	8,019
Mersen S.A.	170	7,725
Neopost S.A.	763	20,081
Nexans S.A.	259	13,378
Oeneo S.A.	511	6,385
Rallye S.A.(a)	1,849	27,743
Television Francaise 1	2,350	31,878

Total France		313,867

Germany - 4.3%
Aareal Bank AG	1,060	50,503
alstria office REIT-AG	3,149	49,301
AURELIUS Equity Opportunities SE & Co. KGaA	969	67,452
BayWa AG	519	18,287
Bechtle AG	160	12,948
Bertrandt AG	119	13,559
Bilfinger SE	590	26,848
Borussia Dortmund GmbH & Co. KGaA	674	4,240
CANCOM SE	120	12,345
CENTROTEC Sustainable AG	280	4,849

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
Cewe Stiftung & Co. KGaA	110	$10,809
CropEnergies AG	368	2,344
Diebold Nixdorf AG*	379	31,323
Encavis AG	669	5,274
Gerresheimer AG	159	13,033
GFT Technologies SE	244	3,904
Grammer AG	159	9,963
Hamburger Hafen und Logistik AG	1,039	23,320
Indus Holding AG	270	18,894
Kloeckner & Co. SE	1,160	14,552
Leoni AG	239	15,261
MLP SE	969	5,881
NORMA Group SE	320	23,928
Pfeiffer Vacuum Technology AG	160	24,853
RHOEN-KLINIKUM AG	280	9,429
Sixt SE	439	47,539
SMA Solar Technology AG	219	12,384
Takkt AG	890	20,249
TLG Immobilien AG	1,713	46,980
VERBIO Vereinigte BioEnergie AG	454	2,384
VTG AG	420	23,735
Wacker Neuson SE	520	17,996
Washtec AG	159	15,135
Wuestenrot & Wuerttembergische AG	1,429	33,708

Total Germany		693,210

Hong Kong - 1.1%
Dah Sing Financial Holdings Ltd.	3,600	22,751
Hong Kong Aircraft Engineering Co., Ltd.	3,600	20,917
Hongkong & Shanghai Hotels Ltd. (The)	10,000	15,214
Kowloon Development Co., Ltd.	39,000	43,878
Lai Sun Development Co., Ltd.	2,942	4,821
Miramar Hotel & Investment	1,000	1,972
Television Broadcasts Ltd.	9,000	29,815
Vitasoy International Holdings Ltd.	14,520	37,372

Total Hong Kong		176,740

Indonesia - 0.1%
Bumitama Agri Ltd.	22,047	11,937

Ireland - 0.5%
C&C Group PLC	2,720	8,898
Grafton Group PLC	2,072	22,381
Greencore Group PLC	3,483	6,476
Hostelworld Group PLC(b)	2,172	11,639
IFG Group PLC	3,393	8,721
Irish Continental Group PLC	1,009	7,098
Origin Enterprises PLC	1,050	6,909
Total Produce PLC	5,034	14,859

Total Ireland		86,981

Israel - 2.9%
Amot Investments Ltd.	8,193	43,825
Ashtrom Properties Ltd.	2,182	10,516
B Communications Ltd.*	910	11,933
Delek Automotive Systems Ltd.	3,573	26,745
Delta-Galil Industries Ltd.	379	11,141
Direct Insurance Financial Investments Ltd.	559	7,235
Discount Investment Corp., Ltd. Registered Shares	7,545	22,544
El Al Israel Airlines	8,238	2,743
Electra Consumer Products 1970 Ltd.	319	4,903
First International Bank of Israel Ltd.	1,872	39,404
Fox Wizel Ltd.	260	4,603
Gazit-Globe Ltd.	4,698	46,340
Harel Insurance Investments & Financial Services Ltd.	3,071	24,256
Inrom Construction Industries Ltd.	2,077	9,643
Magic Software Enterprises Ltd.	989	8,071
Matrix IT Ltd.	769	8,663
Maytronics Ltd.	1,254	6,195
Mediterranean Towers Ltd.*	3,453	6,990
Meitav Dash Investments Ltd.	1,613	5,159
Melisron Ltd.	599	23,835
Migdal Insurance & Financial Holding Ltd.*	9,872	10,525
Oil Refineries Ltd.	92,045	42,525
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	109	5,470
Scope Metals Group Ltd.	290	8,056
Sella Capital Real Estate Ltd.	5,980	11,608
Shapir Engineering and Industry Ltd.	4,598	14,694
Shikun & Binui Ltd.	8,316	13,679
Shufersal Ltd.*	1,499	9,534
Strauss Group Ltd.	1,239	26,644

Total Israel		467,479

Italy - 4.5%
Anima Holding SpA(b)	4,245	28,766
Ascopiave SpA	5,870	23,535
Astaldi SpA(a)	1,034	2,816
ASTM SpA	1,369	34,431
Banca IFIS SpA	762	29,314
Banca Popolare di Sondrio SCPA	1,927	7,626
Biesse SpA	290	17,191
BPER Banca	2,584	14,396
Brunello Cucinelli SpA	319	10,004
Cementir Holding SpA	1,483	12,858
Cerved Information Solutions SpA	1,099	13,692
Cofide SpA	6,582	3,946
Credito Emiliano SpA	3,907	34,164
Datalogic SpA	230	7,199
Ei Towers SpA	439	24,593
Enav SpA(b)	10,986	58,557
ERG SpA	2,690	64,115
Falck Renewables SpA	4,634	11,968
Geox SpA(a)	2,440	8,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
Immobiliare Grande Distribuzione SIIQ SpA	1,237	$11,544
Italmobiliare SpA	409	11,494
Maire Tecnimont SpA	3,059	15,726
MARR SpA	569	16,893
OVS SpA(b)	1,289	7,898
Piaggio & C. SpA	4,784	13,273
RAI Way SpA(b)	4,468	24,755
Salini Impregilo SpA(a)	4,129	12,238
Saras SpA	20,108	44,093
Societa Cattolica di Assicurazioni SC	3,059	32,542
Societa Iniziative Autostradali e Servizi SpA	3,299	61,387
Technogym SpA(b)	429	5,065
Tod’s SpA(a)	549	39,836
Zignago Vetro SpA	1,268	12,943

Total Italy		717,128

Japan - 26.8%
77 Bank Ltd. (The)	1,935	45,578
Adastria Co., Ltd.(a)	800	16,316
Aida Engineering Ltd.	1,000	12,092
Airport Facilities Co., Ltd.	1,035	6,160
Akita Bank Ltd. (The)	139	3,718
Alpen Co., Ltd.	900	20,065
Alpine Electronics, Inc.	800	15,082
Amano Corp.	900	24,296
AOKI Holdings, Inc.	1,000	15,317
Aomori Bank Ltd. (The)	48	1,453
Aoyama Trading Co., Ltd.	1,000	39,398
Arakawa Chemical Industries Ltd.	105	1,862
Arcland Sakamoto Co., Ltd.	82	1,365
Arcs Co., Ltd.	900	21,724
As One Corp.	35	2,231
Asahi Broadcasting Corp.	1,008	8,341
Autobacs Seven Co., Ltd.	1,000	18,749
Avex, Inc.	900	12,652
Awa Bank Ltd. (The)	350	2,244
Bank of Iwate Ltd. (The)	33	1,306
Bank of Nagoya Ltd. (The)	49	1,822
Bank of Okinawa Ltd. (The)	42	1,773
Bell System24 Holdings, Inc.	1,001	14,843
BP Castrol K.K.	1,000	15,675
Capcom Co., Ltd.	1,800	38,911
Chiyoda Co., Ltd.	900	22,604
Citizen Watch Co., Ltd.	2,000	14,368
COLOPL, Inc.(a)	400	3,483
CONEXIO Corp.	900	19,193
Cosmo Energy Holdings Co., Ltd.	919	29,769
Daihen Corp.	185	1,421
Daiichi Jitsugyo Co., Ltd.	34	986
Daiken Corp.	982	23,195
Daiken Medical Co., Ltd.	900	6,491
Daikoku Denki Co., Ltd.	71	1,176
Daikyo, Inc.	900	18,220
Daikyonishikawa Corp.	900	14,759
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	62	2,559
DCM Holdings Co., Ltd.	934	9,485
Denyo Co., Ltd.	995	17,786
Descente Ltd.	983	15,519
Dexerials Corp.	1,955	20,313
Dip Corp.	941	29,818
DMG Mori Co., Ltd.	900	16,824
Dowa Holdings Co., Ltd.	871	31,204
EDION Corp.	900	10,477
Eighteenth Bank Ltd. (The)	9,551	24,517
Eiken Chemical Co., Ltd.	180	4,536
Enplas Corp.	47	1,571
Exedy Corp.	30	946
Fancl Corp.	915	33,511
Feed One Co., Ltd.	4,045	8,216
FIDEA Holdings Co., Ltd.	3,019	5,507
Fields Corp.(a)	900	9,859
Financial Products Group Co., Ltd.	1,000	12,967
Foster Electric Co., Ltd.	157	3,837
FP Corp.(a)	659	43,252
Fudo Tetra Corp.	3,000	5,331
Fuji Corp., Ltd.	1,900	16,079
Fuji Oil Holdings, Inc.	900	27,165
Fujicco Co., Ltd.	70	1,576
Fujikura Ltd.	1,923	13,055
Fujimori Kogyo Co., Ltd.	971	34,375
Fujitsu General Ltd.	49	877
Fukui Bank Ltd. (The)	959	21,011
Fukuyama Transporting Co., Ltd.	61	2,693
Gakkyusha Co., Ltd.	912	14,613
Geo Holdings Corp.(a)	1,000	16,023
GMO Financial Holdings, Inc.	900	6,042
GMO Internet, Inc.(a)	900	18,135
GS Yuasa Corp.	9,758	53,217
GungHo Online Entertainment, Inc.(a)	3,900	13,275
Gunma Bank Ltd. (The)	4,987	28,323
H2O Retailing Corp.	1,000	18,298
Hakuto Co., Ltd.	942	13,835
Hanwa Co., Ltd.	1,439	60,618
Happinet Corp.	926	13,348
Hard Off Corp. Co., Ltd.(a)	900	9,148
Hazama Ando Corp.(a)	1,900	14,310
Heiwa Corp.	1,749	35,177
Hiroshima Bank Ltd. (The)	3,849	28,990
HIS Co., Ltd.	44	1,597
Hitachi Transport System Ltd.	160	4,498
Hitachi Zosen Corp.	1,900	9,737
Hokuetsu Industries Co., Ltd.	1,989	21,489
Hokuhoku Financial Group, Inc.	1,006	13,650
Horiba Ltd.	773	59,892
Hyakujushi Bank Ltd. (The)	9,677	32,848
Ibiden Co., Ltd.	910	13,545
Ichigo, Inc.(a)	2,900	12,762
IDOM, Inc.	900	6,364
Iino Kaiun Kaisha Ltd.	1,030	4,930
Imasen Electric Industrial	986	11,292
Itochu Enex Co., Ltd.	1,900	17,848
Japan Steel Works Ltd. (The)	900	28,731
Japan Transcity Corp.	275	1,215
Japan Wool Textile Co., Ltd. (The)	1,984	19,476
Jimoto Holdings, Inc.	3,900	6,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
Joshin Denki Co., Ltd.	46	$1,680
K’s Holdings Corp.	790	10,927
Kadokawa Dwango*	273	2,847
Kamei Corp.	991	13,903
Kandenko Co., Ltd.	878	10,006
Kasai Kogyo Co., Ltd.	205	2,658
Kato Sangyo Co., Ltd.	48	1,681
Kato Works Co., Ltd.	164	3,773
Keihin Corp.	900	18,347
Keiyo Bank Ltd. (The)	9,602	42,886
Kenedix, Inc.	1,036	6,449
Kitagawa Iron Works Co., Ltd.	1	25
Kitano Construction Corp.	8,563	32,770
Kitz Corp.	1,000	8,594
Koa Corp.	892	18,452
Kobe Bussan Co., Ltd.	36	1,628
Koei Tecmo Holdings Co., Ltd.	900	17,585
Kohnan Shoji Co., Ltd.	900	21,487
KOMEDA Holdings Co., Ltd.	900	17,120
Konaka Co., Ltd.	1,950	10,745
Krosaki Harima Corp.	49	2,322
Kurabo Industries Ltd.	8,637	27,206
KYB Corp.	680	32,290
KYORIN Holdings, Inc.	973	18,289
Kyoto Kimono Yuzen Co., Ltd.(a)	1,032	7,443
Kyowa Exeo Corp.	1,000	26,761
Kyudenko Corp.	900	44,260
Leopalace21 Corp.	2,900	24,187
Life Corp.	966	26,650
Lintec Corp.	900	26,150
Macnica Fuji Electronics Holdings, Inc.	952	17,178
Maeda Corp.	441	5,204
Maeda Road Construction Co., Ltd.	142	2,871
Makino Milling Machine Co., Ltd.	252	2,365
Mandom Corp.	42	1,449
Mani, Inc.	54	2,148
Marubun Corp.	984	9,114
Matsui Securities Co., Ltd.	2,000	18,129
Megmilk Snow Brand Co., Ltd.	954	25,808
Meisei Industrial Co., Ltd.	998	6,785
Miraca Holdings, Inc.	980	38,288
Mirait Holdings Corp.	1,000	15,929
Mitsubishi Steel Manufacturing Co., Ltd.	973	22,397
Mitsui Engineering & Shipbuilding Co., Ltd.	1,000	16,267
Mitsui Home Co., Ltd.	302	1,925
Miyazaki Bank Ltd. (The)	758	23,556
Modec, Inc.	700	17,502
MTI Ltd.	1,000	6,187
Nachi-Fujikoshi Corp.	8,623	52,379
Nakanishi, Inc.	117	2,383
NEC Networks & System Integration Corp.	906	23,623
NET One Systems Co., Ltd.	900	13,735
NHK Spring Co., Ltd.	2,054	21,728
Nichi-iko Pharmaceutical Co., Ltd.	900	14,175
Nichias Corp.	149	1,894
Nichiha Corp.	54	2,064
Nichireki Co., Ltd.	987	11,406
Nihon House Holdings Co., Ltd.	2,027	11,036
Nihon Kohden Corp.	900	25,058
Nihon Parkerizing Co., Ltd.	940	15,362
Nihon Unisys Ltd.	900	19,413
Nippo Corp.	112	2,598
Nippon Coke & Engineering Co., Ltd.	9,974	10,129
Nippon Denko Co., Ltd.(a)	2,994	9,459
Nippon Flour Mills Co., Ltd.	981	15,211
Nippon Kayaku Co., Ltd.	963	11,835
Nippon Koei Co., Ltd.	973	29,597
Nippon Light Metal Holdings Co., Ltd.	9,900	26,530
Nippon Paper Industries Co., Ltd.(a)	1,000	18,674
Nippon Parking Development Co., Ltd.	7,991	13,149
Nippon Road Co., Ltd. (The)	39	1,911
Nipro Corp.	990	14,308
Nishi-Nippon Financial Holdings, Inc.	1,000	11,603
Nishimatsu Construction Co., Ltd.	1,750	43,409
Nishimatsuya Chain Co., Ltd.	900	10,147
Nissha Co., Ltd.	134	3,595
Nisshin Oillio Group Ltd. (The)	42	1,155
Nisshinbo Holdings, Inc.	2,950	39,694
Nitta Corp.	956	35,552
Noevir Holdings Co., Ltd.	873	62,961
NOF Corp.	186	5,500
Nomura Co., Ltd.	979	21,173
NS Solutions Corp.	900	25,726
NTN Corp.	3,024	12,625
Obara Group, Inc.	27	1,599
Ohsho Food Service Corp.	972	48,074
Oita Bank Ltd. (The)	866	31,961
Okamura Corp.	900	12,271
Okasan Securities Group, Inc.(a)	7,790	46,586
Oki Electric Industry Co., Ltd.	1,000	13,268
OKUMA Corp.	45	2,649
Okumura Corp.	190	7,495
Onward Holdings Co., Ltd.	921	7,993
Open House Co., Ltd.	365	22,652
OSG Corp.	900	20,666
PAL GROUP Holdings Co., Ltd.	145	4,017
Penta-Ocean Construction Co., Ltd.	1,900	13,917
Plenus Co., Ltd.	800	15,526
Prima Meat Packers Ltd.	289	1,658
Rengo Co., Ltd.	3,050	26,356
Resorttrust, Inc.	900	18,897
Roland DG Corp.	868	19,988
Round One Corp.	930	14,726
Ryoden Corp.	90	1,480
Saizeriya Co., Ltd.	46	1,311
Sakai Chemical Industry Co., Ltd.	71	1,865
Sakata INX Corp.	880	12,892
San-Ai Oil Co., Ltd.	929	13,671
Sankyu, Inc.	65	3,221
Sanoh Industrial Co., Ltd.	1,072	7,540

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
Sanrio Co., Ltd.(a)	1,000	$18,176
Sanwa Holdings Corp.	2,000	25,820
Sanyo Denki Co., Ltd.	49	3,787
Sawai Pharmaceutical Co., Ltd.(a)	600	26,347
Seikagaku Corp.(a)	961	17,530
Seino Holdings Co., Ltd.	1,000	18,411
Senko Group Holdings Co., Ltd.	1,980	15,416
SFP Holdings Co., Ltd.	872	15,095
Shiga Bank Ltd. (The)	420	2,117
Shikoku Chemicals Corp.	112	1,654
Shimachu Co., Ltd.	953	30,467
Shinko Plantech Co., Ltd.	1,000	8,999
Shoei Co., Ltd.	477	18,636
Showa Sangyo Co., Ltd.	50	1,300
SKY Perfect JSAT Holdings, Inc.	4,900	22,024
Sotetsu Holdings, Inc.	1,100	29,251
Starts Corp., Inc.	900	24,482
Sumitomo Mitsui Construction Co., Ltd.	1,113	6,593
Sumitomo Seika Chemicals Co., Ltd.	25	1,197
T-Gaia Corp.	1,000	27,842
Tadano Ltd.	927	13,903
Taiho Kogyo Co., Ltd.	107	1,528
Taiyo Holdings Co., Ltd.	959	41,209
Takara Holdings, Inc.	1,000	11,105
Takara Leben Co., Ltd.(a)	2,000	8,651
Takeuchi Manufacturing Co., Ltd.	953	21,282
Tatsuta Electric Wire and Cable Co., Ltd.	2,968	18,196
TechnoPro Holdings, Inc.	173	10,427
TOA Corp.	916	11,343
Tocalo Co., Ltd.	352	4,293
Tochigi Bank Ltd. (The)	2,044	7,880
Toda Corp.(a)	1,404	10,179
Toho Bank Ltd. (The)	8,014	30,669
TOKAI Holdings Corp.	1,000	10,136
Tokai Rika Co., Ltd.	1,000	20,489
Tokai Tokyo Financial Holdings, Inc.	2,118	14,638
Tokyo Dome Corp.	1,029	9,801
Tokyo Steel Manufacturing Co., Ltd.	1,057	8,498
Tokyo TY Financial Group, Inc.	148	3,522
Tokyotokeiba Co., Ltd.	580	21,460
Tokyu Construction Co., Ltd.	1,000	10,860
TOMONY Holdings, Inc.	2,001	8,900
Toshiba Machine Co., Ltd.	452	3,179
Toshiba Plant Systems & Services Corp.	900	19,405
Totetsu Kogyo Co., Ltd.	45	1,379
Toyo Ink SC Holdings Co., Ltd.	9,644	59,850
Toyo Tire & Rubber Co., Ltd.	1,037	17,864
Toyobo Co., Ltd.	987	19,480
Trusco Nakayama Corp.	900	22,316
TS Tech Co., Ltd.	984	38,999
Tsubaki Nakashima Co., Ltd.	993	25,733
Tsubakimoto Chain Co.	283	2,304
Tsugami Corp.	233	2,931
Tsumura & Co.	913	31,378
UACJ Corp.	252	6,469
Ube Industries Ltd.	900	26,276
UKC Holdings Corp.	854	17,779
Universal Entertainment Corp.*(a)	700	32,087
Valor Holdings Co., Ltd.	900	24,372
Vital KSK Holdings, Inc.	900	8,860
VT Holdings Co., Ltd.	1,000	5,106
Wacoal Holdings Corp.	134	3,881
Yamagata Bank Ltd. (The)	68	1,505
Yamanashi Chuo Bank Ltd. (The)	419	1,726
Yamatane Corp.	900	15,774
Yokohama Reito Co., Ltd.(a)	1,000	9,826
Yondoshi Holdings, Inc.	42	1,089
Yumeshin Holdings Co., Ltd.	2,000	22,116
Yushin Precision Equipment Co., Ltd.	98	1,591
Zeon Corp.	970	14,028
Zojirushi Corp.	900	12,905

Total Japan		4,323,244

Netherlands - 1.9%
Accell Group	259	5,644
Amsterdam Commodities N.V.	51	1,336
BE Semiconductor Industries N.V.	699	71,395
Beter Bed Holding N.V.	419	4,798
BinckBank N.V.	2,450	13,966
Corbion N.V.	1,168	35,366
Flow Traders(b)	929	39,555
ForFarmers N.V.	1,029	14,351
Intertrust N.V.(b)	1,100	22,782
Koninklijke BAM Groep N.V.(a)	1,932	8,991
PostNL N.V.	5,993	22,421
Rhi Magnesita N.V.*	379	23,166
SIF Holding N.V.(a)	330	7,703
TKH Group N.V. CVA	579	37,028
Wessanen	249	4,982

Total Netherlands		313,484

New Zealand - 4.0%
Air New Zealand Ltd.	35,526	82,780
Chorus Ltd.	7,217	20,825
Contact Energy Ltd.	15,218	57,636
EBOS Group Ltd.	2,550	33,020
Fonterra Co-operative Group Ltd.	117	499
Freightways Ltd.	3,479	18,999
Genesis Energy Ltd.	31,128	53,332
Heartland Bank Ltd.	7,421	9,422
Infratil Ltd.	9,322	20,847
Investore Property Ltd.	919	928
Kathmandu Holdings Ltd.	8,213	14,338
Kiwi Property Group Ltd.	27,420	26,506
Mainfreight Ltd.	1,229	21,811
Metlifecare Ltd.	1,109	4,680
Metro Performance Glass Ltd.	12,476	6,660
Michael Hill International Ltd.	9,532	8,335
New Zealand Refining Co., Ltd. (The)	6,030	9,962
NZME Ltd.	15,137	9,610
NZX Ltd.	21,207	16,370

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
Port of Tauranga Ltd.	5,943	$20,536
Restaurant Brands New Zealand Ltd.	1,902	9,838
Sanford Ltd.	1,223	6,555
Scales Corp., Ltd.	3,283	10,681
Skellerup Holdings Ltd.	5,614	7,371
SKY Network Television Ltd.	13,297	21,967
SKYCITY Entertainment Group Ltd.	12,133	34,136
Steel & Tube Holdings Ltd.	5,367	7,821
Summerset Group Holdings Ltd.	1,439	7,204
Tegel Group Holdings Ltd.	10,311	6,025
Tourism Holdings Ltd.	2,584	11,371
Trade Me Group Ltd.	7,946	25,394
Trustpower Ltd.	5,084	20,502
Z Energy Ltd.	8,136	41,085

Total New Zealand		647,046

Norway - 3.3%
ABG Sundal Collier Holding ASA	22,392	18,139
American Shipping Co. ASA*	4,675	13,964
Arcus ASA(b)	1,248	6,994
Atea ASA*	3,029	49,075
Austevoll Seafood ASA	2,371	23,707
Borregaard ASA	1,362	12,838
Ekornes ASA	1,259	17,640
Entra ASA(b)	2,620	35,641
Europris ASA(b)	5,849	18,774
Grieg Seafood ASA	3,199	29,419
Norway Royal Salmon ASA	1,187	24,312
Ocean Yield ASA	3,979	33,450
Protector Forsikring ASA	1,129	12,195
Sbanken ASA(b)	658	6,168
Scatec Solar ASA(b)	1,343	7,843
Selvaag Bolig ASA	2,402	11,611
SpareBank 1 Nord Norge	2,152	16,995
SpareBank 1 SMN	2,554	26,318
SpareBank 1 SR-Bank ASA	3,917	43,007
Sparebanken Vest	2,272	14,875
TGS Nopec Geophysical Co. ASA	1,406	34,268
Tomra Systems ASA	1,723	35,992
Veidekke ASA	2,791	31,177

Total Norway		524,402

Portugal - 1.3%
Altri, SGPS, S.A.	5,078	33,849
Corticeira Amorim, SGPS, S.A.	700	8,953
CTT-Correios de Portugal S.A.	4,614	17,750
Mota-Engil, SGPS, S.A.	4,419	17,772
REN - Redes Energeticas Nacionais, SGPS, S.A.	12,980	40,036
Semapa-Sociedade de Investimento e Gestao	1,089	24,804
Sonae Capital, SGPS, S.A.	12,730	14,529
Sonae, SGPS, S.A.	40,167	54,092

Total Portugal		211,785

Singapore - 3.9%
Accordia Golf Trust	22,065	10,853
Asian Pay Television Trust	24,601	9,943
Boustead Singapore Ltd.	10,985	6,827
Bukit Sembawang Estates Ltd.	5,900	27,491
Centurion Corp., Ltd.	24,900	9,210
China Aviation Oil Singapore Corp., Ltd.(a)	2,634	3,154
Chip Eng Seng Corp., Ltd.	28,905	21,712
CITIC Envirotech Ltd.	15,000	8,122
Far East Orchard Ltd.	9,300	10,496
First Resources Ltd.	4,927	6,312
Geo Energy Resources Ltd.(a)	27,000	4,633
GuocoLand Ltd.	19,900	31,566
Ho Bee Land Ltd.	6,000	11,531
Hong Fok Corp., Ltd.	10,900	6,567
iFAST Corp., Ltd.	10,000	6,825
Indofood Agri Resources Ltd.	14,400	3,569
Japfa Ltd.	21,900	7,599
Keppel Infrastructure Trust	118,861	48,494
Keppel Telecommunications & Transportation Ltd.	9,000	10,501
KSH Holdings Ltd.	10,925	5,582
Lian Beng Group Ltd.	23,900	12,120
M1 Ltd.	9,115	12,095
OUE Ltd.	2,300	3,192
Oxley Holdings Ltd.(a)	38,232	14,286
Q&M Dental Group Singapore Ltd.	16,900	7,926
QAF Ltd.	10,900	8,396
Raffles Medical Group Ltd.(a)	16,900	14,821
RHT Health Trust	18,268	11,284
Sembcorp Marine Ltd.(a)	13,903	23,856
Sheng Siong Group Ltd.(a)	32,900	23,333
SIIC Environment Holdings Ltd.(a)	30,900	10,958
Singapore Post Ltd.	46,900	49,000
Talkmed Group Ltd.	6,000	3,180
UMS Holdings Ltd.	10,000	8,922
United Engineers Ltd.	12,000	23,885
UPP Holdings Ltd.	30,000	5,376
Venture Corp., Ltd.	3,908	83,775
Wheelock Properties Singapore Ltd.	16,000	21,841
Wing Tai Holdings Ltd.	11,000	17,365
Yanlord Land Group Ltd.	18,909	24,370

Total Singapore		630,968

Spain - 1.2%
Applus Services S.A.	470	6,116
Construcciones y Auxiliar de Ferrocarriles S.A.	309	15,961
Elecnor S.A.	919	15,371
Ence Energia y Celulosa S.A.	2,714	20,427
Euskaltel S.A.(b)	1,080	8,999
Faes Farma S.A.	4,276	15,619
Fluidra S.A.	770	13,087
Papeles y Cartones de Europa S.A.	1,223	21,298
Saeta Yield S.A.	3,071	46,002
Tecnicas Reunidas S.A.(a)	815	24,046

Total Spain		186,926

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
Sweden - 4.6%
Acando AB	1,742	$6,157
AddTech AB Class B	600	12,036
AF AB Class B	1,019	22,169
Alimak Group AB(b)	570	8,644
Atrium Ljungberg AB Class B	1,269	18,638
Attendo AB(b)	940	8,828
Bergman & Beving AB	391	3,954
Betsson AB*	3,199	24,111
Bilia AB Class A	1,018	8,995
BioGaia AB Class B	115	5,781
Bonava AB Class B	538	7,362
Bravida Holding AB(b)	810	5,774
Bulten AB	310	4,146
Byggmax Group AB	1,635	8,102
Capio AB(b)	1,160	5,859
Clas Ohlson AB Class B	863	9,305
Cloetta AB Class B	1,333	5,065
Com Hem Holding AB	980	15,821
Coor Service Management Holding AB(b)	1,792	14,315
Dometic Group AB(b)	3,553	32,349
Duni AB	1,313	18,124
Dustin Group AB(b)	610	5,390
Evolution Gaming Group AB(b)	110	6,008
Granges AB	1,070	12,514
Gunnebo AB	1,533	5,675
Hemfosa Fastigheter AB	3,646	44,101
HIQ International AB*	1,593	13,600
Intrum Justitia AB(a)	1,059	29,931
Inwido AB	877	7,812
KNOW IT AB	339	6,800
Kungsleden AB	1,987	13,227
LeoVegas AB(b)	749	6,359
Lifco AB Class B	509	19,510
Lindab International AB	369	2,780
Loomis AB Class B	959	34,399
Magnolia Bostad AB(a)	315	1,811
Mekonomen AB	449	7,645
Modern Times Group MTG AB Class B	1,319	53,360
MQ Holding AB	2,588	4,617
Mycronic AB(a)	1,243	15,851
NetEnt AB*	800	4,006
New Wave Group AB Class B	970	6,289
Nobina AB(b)	2,462	15,831
Nolato AB Class B	399	29,015
Nordic Waterproofing Holding A/S(b)	750	6,421
NP3 Fastigheter AB	2,250	15,905
Paradox Interactive AB	749	11,233
Platzer Fastigheter Holding AB Class B	1,389	8,691
Pricer AB Class B	6,050	6,083
Ratos AB Class B	2,250	8,742
Resurs Holding AB(b)	5,218	36,760
Scandic Hotels Group AB(b)	790	7,542
Systemair AB	380	4,900
Thule Group AB(b)	329	7,095
Wihlborgs Fastigheter AB	1,359	31,383

Total Sweden		736,821

Switzerland - 1.5%
Ascom Holding AG Registered Shares	638	13,525
Bobst Group S.A. Registered Shares	119	13,135
Daetwyler Holding AG Bearer Shares	100	19,069
EFG International AG*	5,534	44,210
GAM Holding AG*	3,896	65,300
Implenia AG Registered Shares*	129	10,204
Kudelski S.A. Bearer Shares(a)	413	4,313
Mobilezone Holding AG Registered Shares	201	2,573
Oriflame Holding AG	639	30,520
Tecan Group AG Registered Shares	60	12,669
Valiant Holding AG Registered Shares	89	10,521
Zehnder Group AG	199	9,154

Total Switzerland		235,193

United Kingdom - 15.3%
A.G. Barr PLC	860	7,926
AA PLC	9,937	11,221
Abcam PLC	639	11,106
Ascential PLC	3,786	22,136
AVEVA Group PLC	300	8,042
Balfour Beatty PLC	5,258	19,738
BCA Marketplace PLC	12,102	27,502
BGEO Group PLC	290	14,466
Big Yellow Group PLC	1,533	18,344
Bodycote PLC	1,897	23,817
Bovis Homes Group PLC	1,491	23,823
Braemar Shipping Services PLC	2,167	7,721
Brewin Dolphin Holdings PLC	6,453	31,212
Britvic PLC	5,644	54,036
Card Factory PLC	1,880	4,987
Central Asia Metals PLC	3,469	15,524
Chesnara PLC	3,129	17,118
Cineworld Group PLC	7,890	26,099
Clarkson PLC	259	10,972
Clinigen Group PLC*	490	6,131
Clipper Logistics PLC	1,200	6,144
CMC Markets PLC(b)	8,646	20,522
Coats Group PLC	8,995	9,666
Communisis PLC	12,646	11,212
Concentric AB	370	6,494
Consort Medical PLC	1,213	19,058
Costain Group PLC	2,270	14,791
Countryside Properties PLC(b)	5,394	23,744
Cranswick PLC	239	9,535
Crest Nicholson Holdings PLC	2,701	17,217
Dairy Crest Group PLC	3,149	22,617
De La Rue PLC	3,189	22,770
Dechra Pharmaceuticals PLC	399	14,709
Devro PLC	4,059	11,160
Diploma PLC	700	11,204
DiscoverIE Group PLC	2,634	15,334
Domino’s Pizza Group PLC	7,521	34,869
Drax Group PLC	2,191	8,440
Dunelm Group PLC	4,328	31,996

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
Elegant Hotels Group PLC	9,285	$11,201
Elementis PLC	12,173	50,443
EMIS Group PLC	1,357	15,457
Epwin Group PLC	3,547	3,908
Equiniti Group PLC(b)	5,912	24,756
Essentra PLC	4,278	25,433
esure Group PLC	9,552	28,997
Eurocell PLC	2,730	8,157
Euromoney Institutional Investor PLC	1,219	20,931
FDM Group Holdings PLC	779	11,146
Fenner PLC	3,736	31,917
Ferrexpo PLC	3,543	12,142
Fevertree Drinks PLC	220	8,123
Fidessa Group PLC	467	24,010
Forterra PLC(b)	2,302	9,559
Galliford Try PLC	1,219	14,279
Games Workshop Group PLC	1,038	33,563
Gamma Communications PLC	839	8,239
Gattaca PLC	1,952	5,408
Genus PLC	220	7,191
Go-Ahead Group PLC	619	15,231
Greggs PLC	2,252	38,825
Halfords Group PLC	2,252	10,299
Hastings Group Holdings PLC(b)	9,232	33,879
Helical PLC	2,137	9,683
Henry Boot PLC	1,732	7,167
Hill & Smith Holdings PLC	629	11,727
Hilton Food Group PLC	1,273	14,822
Hochschild Mining PLC	1,692	4,727
Ibstock PLC(b)	6,073	24,024
J D Wetherspoon PLC	459	7,334
James Fisher & Sons PLC	199	4,388
John Laing Group PLC(b)	3,146	11,889
John Menzies PLC	1,872	16,492
Just Group PLC	5,643	10,782
Kainos Group PLC	2,410	11,495
Kcom Group PLC	10,806	13,961
Keller Group PLC	559	6,822
Kier Group PLC	915	11,995
Lookers PLC	5,141	6,289
Low & Bonar PLC	2,419	1,900
Marshalls PLC	1,643	9,639
McBride PLC*	1,089	2,417
McCarthy & Stone PLC(b)	7,369	14,937
McColl’s Retail Group PLC	5,216	16,463
Mears Group PLC	2,580	12,016
Moneysupermarket.com Group PLC	7,448	29,965
Morgan Advanced Materials PLC	3,209	14,333
Morgan Sindall Group PLC	640	10,504
N Brown Group PLC	2,071	5,128
National Express Group PLC	10,836	58,827
NCC Group PLC	4,183	11,038
Northgate PLC	2,690	12,747
Numis Corp. PLC	2,800	14,337
On the Beach Group PLC(b)	870	6,529
OneSavings Bank PLC	1,643	8,597
Oxford Instruments PLC	283	2,942
Pagegroup PLC	8,663	65,198
Pan African Resources PLC	50,336	5,063
PayPoint PLC	690	7,724
Pendragon PLC	26,992	8,785
Pets at Home Group PLC(a)	7,097	16,825
Photo-Me International PLC	2,290	5,288
Polar Capital Holdings PLC	2,800	20,189
Polypipe Group PLC	2,971	14,504
PZ Cussons PLC	3,303	10,592
QinetiQ Group PLC	7,259	21,007
Rank Group PLC	8,835	25,593
Redde PLC	10,886	25,686
Redrow PLC	4,016	33,548
Ricardo PLC	769	9,881
Rotork PLC	9,732	38,813
RPS Group PLC	4,509	16,129
RWS Holdings PLC	1,592	9,871
Safestore Holdings PLC	3,289	22,654
Savills PLC	2,550	35,110
Senior PLC	3,081	12,992
Severfield PLC	5,773	5,944
Soco International PLC	8,887	11,444
Softcat PLC	2,212	21,162
Sophos Group PLC(b)	1,289	7,826
Spirent Communications PLC	4,179	6,765
St. Modwen Properties PLC	2,660	14,456
Stock Spirits Group PLC	5,517	19,232
Superdry PLC	832	18,219
Synthomer PLC	1,912	12,864
TalkTalk Telecom Group PLC	36,761	59,716
TBC Bank Group PLC	550	14,196
Ted Baker PLC	669	23,462
Telecom Plus PLC	689	11,811
Thomas Cook Group PLC	7,640	12,668
Topps Tiles PLC	6,792	7,432
TT electronics PLC	3,493	9,751
Tyman PLC	3,533	14,769
Ultra Electronics Holdings PLC	852	16,529
Unite Group PLC (The)	1,907	21,174
Vedanta Resources PLC	6,424	63,730
Vesuvius PLC	2,999	24,548
Victrex PLC	919	33,106
Volution Group PLC	4,109	11,326
Watkin Jones PLC	3,987	10,023
WH Smith PLC	2,022	55,254
Wincanton PLC	2,520	7,742
ZPG PLC(b)	3,243	15,286

Total United Kingdom		2,468,300

TOTAL COMMON STOCKS (Cost: $15,477,991)		16,010,825

RIGHTS - 0.0%

Italy - 0.0%
Anima Holding SpA, expiring 4/12/18*	4,245	1,619
Immobiliare Grande Distribuzione SIIQ SpA, expiring 4/13/18*	1,237	1,315

Total Italy		2,934

United Kingdom - 0.0%
Galliford Try PLC, expiring 4/13/18*	406	1,596

TOTAL RIGHTS (Cost: $0)		4,530

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.6%

United States - 5.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $908,094)(d)	908,094	$908,094

TOTAL INVESTMENTS IN SECURITIES - 104.9% (Cost: $16,386,085)		16,923,449
Other Assets less Liabilities - (4.9)%		(796,995)

NET ASSETS - 100.0%		$16,126,454

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)

At March 31, 2018, the total market value of the Fund’s securities on loan was $1,069,218 and the total market value of the collateral held by the Fund was $1,128,252. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $220,158.

CVA    -  Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2018	183,125	ILS	52,167	USD	$—	$(7)
Bank of America N.A.	4/3/2018	52,167	USD	180,947	ILS	628	—
Bank of America N.A.	4/4/2018	97,207	AUD	74,558	USD	4	—
Bank of America N.A.	4/4/2018	31,165	CHF	32,547	USD	—	(2)
Bank of America N.A.	4/4/2018	106,387	DKK	17,553	USD	—	—
Bank of America N.A.	4/4/2018	188,050	EUR	231,287	USD	—	(13)
Bank of America N.A.	4/4/2018	190,912	GBP	267,828	USD	—	(16)
Bank of America N.A.	4/4/2018	49,698,612	JPY	467,405	USD	—	(64)
Bank of America N.A.	4/4/2018	583,816	NOK	74,355	USD	7	—
Bank of America N.A.	4/4/2018	31,350	NZD	22,616	USD	—	—
Bank of America N.A.	4/4/2018	736,683	SEK	87,973	USD	—	(9)
Bank of America N.A.	4/4/2018	87,924	SGD	67,061	USD	—	(8)
Bank of America N.A.	4/4/2018	74,558	USD	95,681	AUD	1,166	—
Bank of America N.A.	4/4/2018	32,547	USD	30,666	CHF	523	—
Bank of America N.A.	4/4/2018	17,553	USD	106,871	DKK	—	(80)
Bank of America N.A.	4/4/2018	231,287	USD	189,141	EUR	—	(1,329)
Bank of America N.A.	4/4/2018	267,828	USD	194,070	GBP	—	(4,413)
Bank of America N.A.	4/4/2018	467,405	USD	49,753,766	JPY	—	(455)
Bank of America N.A.	4/4/2018	74,355	USD	585,823	NOK	—	(263)
Bank of America N.A.	4/4/2018	22,616	USD	31,322	NZD	20	—
Bank of America N.A.	4/4/2018	87,973	USD	726,974	SEK	1,168	—
Bank of America N.A.	4/4/2018	67,061	USD	88,670	SGD	—	(561)
Bank of America N.A.	5/2/2018	212,731	USD	277,354	AUD	—	(15)
Bank of America N.A.	5/2/2018	17,229	USD	104,216	DKK	—	—
Bank of America N.A.	5/2/2018	266,161	USD	189,501	GBP	13	—
Bank of America N.A.	5/2/2018	49,275	USD	172,663	ILS	9	—
Bank of America N.A.	5/2/2018	22,496	USD	31,187	NZD	—	—
Bank of America N.A.	5/3/2018	29,180	USD	27,875	CHF	2	—
Bank of America N.A.	5/3/2018	226,881	USD	184,090	EUR	10	—
Bank of America N.A.	5/3/2018	74,645	USD	585,583	NOK	—	(8)
Bank of America N.A.	5/3/2018	83,727	USD	699,698	SEK	8	—
Bank of America N.A.	5/4/2018	66,516	USD	87,157	SGD	—	—
Bank of America N.A.	5/7/2018	451,345	USD	47,893,887	JPY	157	—
Bank of Montreal	4/3/2018	52,167	USD	180,996	ILS	614	—
Bank of Montreal	4/4/2018	74,558	USD	95,680	AUD	1,166	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Bank of Montreal	4/4/2018	32,547	USD	30,666	CHF	523	—
Bank of Montreal	4/4/2018	17,553	USD	106,874	DKK	—	(80)
Bank of Montreal	4/4/2018	231,287	USD	189,145	EUR	—	(1,333)
Bank of Montreal	4/4/2018	267,828	USD	194,069	GBP	—	(4,412)
Bank of Montreal	4/4/2018	467,405	USD	49,753,065	JPY	—	(448)
Bank of Montreal	4/4/2018	74,355	USD	585,849	NOK	—	(266)
Bank of Montreal	4/4/2018	22,616	USD	31,323	NZD	19	—
Bank of Montreal	4/4/2018	87,973	USD	726,982	SEK	1,167	—
Bank of Montreal	4/4/2018	67,061	USD	88,678	SGD	—	(566)
Barclays Bank PLC	4/3/2018	183,133	ILS	52,167	USD	—	(5)
Barclays Bank PLC	4/3/2018	52,167	USD	180,953	ILS	626	—
Barclays Bank PLC	4/4/2018	97,204	AUD	74,558	USD	2	—
Barclays Bank PLC	4/4/2018	31,166	CHF	32,547	USD	—	(1)
Barclays Bank PLC	4/4/2018	106,384	DKK	17,553	USD	—	—
Barclays Bank PLC	4/4/2018	188,057	EUR	231,287	USD	—	(6)
Barclays Bank PLC	4/4/2018	190,918	GBP	267,828	USD	—	(8)
Barclays Bank PLC	4/4/2018	49,699,454	JPY	467,405	USD	—	(56)
Barclays Bank PLC	4/4/2018	583,772	NOK	74,355	USD	2	—
Barclays Bank PLC	4/4/2018	31,349	NZD	22,616	USD	—	(1)
Barclays Bank PLC	4/4/2018	736,738	SEK	87,973	USD	—	(2)
Barclays Bank PLC	4/4/2018	87,931	SGD	67,061	USD	—	(3)
Barclays Bank PLC	4/4/2018	74,558	USD	95,679	AUD	1,167	—
Barclays Bank PLC	4/4/2018	32,547	USD	30,666	CHF	523	—
Barclays Bank PLC	4/4/2018	17,553	USD	106,871	DKK	—	(80)
Barclays Bank PLC	4/4/2018	231,287	USD	189,147	EUR	—	(1,335)
Barclays Bank PLC	4/4/2018	267,828	USD	194,072	GBP	—	(4,416)
Barclays Bank PLC	4/4/2018	467,405	USD	49,753,158	JPY	—	(449)
Barclays Bank PLC	4/4/2018	74,355	USD	585,795	NOK	—	(260)
Barclays Bank PLC	4/4/2018	22,616	USD	31,323	NZD	20	—
Barclays Bank PLC	4/4/2018	87,973	USD	726,975	SEK	1,168	—
Barclays Bank PLC	4/4/2018	67,061	USD	88,667	SGD	—	(558)
Barclays Bank PLC	5/2/2018	212,731	USD	277,345	AUD	—	(8)
Barclays Bank PLC	5/2/2018	17,229	USD	104,217	DKK	—	—
Barclays Bank PLC	5/2/2018	266,161	USD	189,507	GBP	4	—
Barclays Bank PLC	5/2/2018	49,275	USD	172,687	ILS	2	—
Barclays Bank PLC	5/2/2018	22,496	USD	31,186	NZD	—	—
Barclays Bank PLC	5/3/2018	29,180	USD	27,877	CHF	—	—
Barclays Bank PLC	5/3/2018	226,881	USD	184,099	EUR	—	(1)
Barclays Bank PLC	5/3/2018	74,645	USD	585,549	NOK	—	(4)
Barclays Bank PLC	5/3/2018	83,727	USD	699,752	SEK	2	—
Barclays Bank PLC	5/4/2018	66,516	USD	87,162	SGD	—	(3)
Barclays Bank PLC	5/7/2018	451,345	USD	47,895,512	JPY	141	—
Canadian Imperial Bank of Commerce	4/3/2018	52,167	USD	180,981	ILS	618	—
Canadian Imperial Bank of Commerce	4/4/2018	74,558	USD	95,678	AUD	1,168	—
Canadian Imperial Bank of Commerce	4/4/2018	32,547	USD	30,667	CHF	522	—
Canadian Imperial Bank of Commerce	4/4/2018	17,553	USD	106,881	DKK	—	(81)
Canadian Imperial Bank of Commerce	4/4/2018	231,287	USD	189,152	EUR	—	(1,341)
Canadian Imperial Bank of Commerce	4/4/2018	267,828	USD	194,082	GBP	—	(4,431)
Canadian Imperial Bank of Commerce	4/4/2018	467,405	USD	49,762,740	JPY	—	(539)
Canadian Imperial Bank of Commerce	4/4/2018	74,355	USD	585,797	NOK	—	(260)
Canadian Imperial Bank of Commerce	4/4/2018	22,616	USD	31,323	NZD	19	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Canadian Imperial Bank of Commerce	4/4/2018	87,973	USD	727,002	SEK	1,165	—
Canadian Imperial Bank of Commerce	4/4/2018	67,061	USD	88,675	SGD	—	(565)
Citibank N.A.	4/3/2018	183,129	ILS	52,167	USD	—	(6)
Citibank N.A.	4/4/2018	97,204	AUD	74,558	USD	2	—
Citibank N.A.	4/4/2018	31,166	CHF	32,547	USD	—	(1)
Citibank N.A.	4/4/2018	106,382	DKK	17,553	USD	—	(1)
Citibank N.A.	4/4/2018	188,055	EUR	231,287	USD	—	(7)
Citibank N.A.	4/4/2018	190,930	GBP	267,828	USD	8	—
Citibank N.A.	4/4/2018	49,700,061	JPY	467,405	USD	—	(50)
Citibank N.A.	4/4/2018	583,775	NOK	74,355	USD	2	—
Citibank N.A.	4/4/2018	31,351	NZD	22,616	USD	1	—
Citibank N.A.	4/4/2018	736,734	SEK	87,973	USD	—	(3)
Citibank N.A.	4/4/2018	87,929	SGD	67,061	USD	—	(5)
Citibank N.A.	5/2/2018	212,731	USD	277,348	AUD	—	(11)
Citibank N.A.	5/2/2018	17,229	USD	104,210	DKK	1	—
Citibank N.A.	5/2/2018	266,161	USD	189,518	GBP	—	(12)
Citibank N.A.	5/2/2018	49,275	USD	172,680	ILS	4	—
Citibank N.A.	5/2/2018	22,496	USD	31,188	NZD	—	(1)
Citibank N.A.	5/3/2018	29,180	USD	27,877	CHF	—	—
Citibank N.A.	5/3/2018	226,881	USD	184,097	EUR	1	—
Citibank N.A.	5/3/2018	74,645	USD	585,543	NOK	—	(3)
Citibank N.A.	5/3/2018	83,727	USD	699,740	SEK	3	—
Citibank N.A.	5/4/2018	66,516	USD	87,158	SGD	—	(1)
Citibank N.A.	5/7/2018	451,345	USD	47,895,738	JPY	139	—
Credit Suisse International	4/3/2018	183,123	ILS	52,167	USD	—	(8)
Credit Suisse International	4/4/2018	97,203	AUD	74,558	USD	2	—
Credit Suisse International	4/4/2018	31,166	CHF	32,547	USD	—	(1)
Credit Suisse International	4/4/2018	106,384	DKK	17,553	USD	—	—
Credit Suisse International	4/4/2018	188,056	EUR	231,287	USD	—	(6)
Credit Suisse International	4/4/2018	190,919	GBP	267,828	USD	—	(7)
Credit Suisse International	4/4/2018	49,699,313	JPY	467,405	USD	—	(57)
Credit Suisse International	4/4/2018	583,772	NOK	74,355	USD	2	—
Credit Suisse International	4/4/2018	31,349	NZD	22,616	USD	—	(1)
Credit Suisse International	4/4/2018	736,738	SEK	87,973	USD	—	(2)
Credit Suisse International	4/4/2018	87,927	SGD	67,061	USD	—	(6)
Credit Suisse International	5/2/2018	212,731	USD	277,354	AUD	—	(16)
Credit Suisse International	5/2/2018	17,229	USD	104,218	DKK	—	—
Credit Suisse International	5/2/2018	266,161	USD	189,512	GBP	—	(3)
Credit Suisse International	5/2/2018	49,275	USD	172,692	ILS	1	—
Credit Suisse International	5/2/2018	22,496	USD	31,186	NZD	—	—
Credit Suisse International	5/3/2018	29,180	USD	27,877	CHF	—	—
Credit Suisse International	5/3/2018	226,881	USD	184,101	EUR	—	(3)
Credit Suisse International	5/3/2018	74,645	USD	585,564	NOK	—	(6)
Credit Suisse International	5/3/2018	83,727	USD	699,769	SEK	—	—
Credit Suisse International	5/4/2018	66,516	USD	87,157	SGD	—	—
Credit Suisse International	5/7/2018	451,345	USD	47,894,926	JPY	147	—
Goldman Sachs	4/3/2018	139,544	ILS	39,750	USD	—	(3)
Goldman Sachs	4/4/2018	74,061	AUD	56,807	USD	1	—
Goldman Sachs	4/4/2018	23,749	CHF	24,801	USD	—	(1)
Goldman Sachs	4/4/2018	81,081	DKK	13,378	USD	—	—
Goldman Sachs	4/4/2018	143,284	EUR	176,222	USD	—	(4)
Goldman Sachs	4/4/2018	145,463	GBP	204,060	USD	—	(5)
Goldman Sachs	4/4/2018	37,865,883	JPY	356,119	USD	—	(47)
Goldman Sachs	4/4/2018	444,807	NOK	56,655	USD	1	—
Goldman Sachs	4/4/2018	23,886	NZD	17,232	USD	—	—
Goldman Sachs	4/4/2018	561,332	SEK	67,028	USD	—	(2)
Goldman Sachs	4/4/2018	67,000	SGD	51,097	USD	—	(1)
Goldman Sachs	5/2/2018	162,081	USD	211,311	AUD	—	(7)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2018

Goldman Sachs	5/2/2018	13,128	USD	79,409	DKK	—	—
Goldman Sachs	5/2/2018	202,794	USD	144,390	GBP	3	—
Goldman Sachs	5/2/2018	37,544	USD	131,577	ILS	1	—
Goldman Sachs	5/2/2018	17,140	USD	23,761	NZD	—	—
Goldman Sachs	5/3/2018	22,234	USD	21,241	CHF	—	—
Goldman Sachs	5/3/2018	172,864	USD	140,265	EUR	3	—
Goldman Sachs	5/3/2018	56,877	USD	446,165	NOK	—	(3)
Goldman Sachs	5/3/2018	63,796	USD	533,209	SEK	—	(2)
Goldman Sachs	5/4/2018	50,683	USD	66,413	SGD	—	(1)
Goldman Sachs	5/7/2018	343,884	USD	36,492,557	JPY	103	—
State Street Bank and Trust	4/3/2018	39,750	USD	137,919	ILS	466	—
State Street Bank and Trust	4/4/2018	56,807	USD	72,896	AUD	892	—
State Street Bank and Trust	4/4/2018	24,801	USD	23,368	CHF	399	—
State Street Bank and Trust	4/4/2018	13,378	USD	81,455	DKK	—	(61)
State Street Bank and Trust	4/4/2018	176,222	USD	144,112	EUR	—	(1,014)
State Street Bank and Trust	4/4/2018	204,060	USD	147,864	GBP	—	(3,364)
State Street Bank and Trust	4/4/2018	356,119	USD	37,906,766	JPY	—	(338)
State Street Bank and Trust	4/4/2018	56,655	USD	446,354	NOK	—	(199)
State Street Bank and Trust	4/4/2018	17,232	USD	23,866	NZD	15	—
State Street Bank and Trust	4/4/2018	67,028	USD	553,907	SEK	888	—
State Street Bank and Trust	4/4/2018	51,097	USD	67,562	SGD	—	(427)

						$17,438	$(34,457)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 98.8%

Japan - 98.8%

Air Freight & Logistics - 0.1%
Kintetsu World Express, Inc.	100	$1,879
Yamato Holdings Co., Ltd.	100	2,509

Total Air Freight & Logistics		4,388

Airlines - 0.5%
ANA Holdings, Inc.	200	7,744
Japan Airlines Co., Ltd.	200	8,053

Total Airlines		15,797

Auto Components - 4.0%
Aisan Industry Co., Ltd.	400	4,284
Aisin Seiki Co., Ltd.	200	10,870
Bridgestone Corp.	700	30,435
Daido Metal Co., Ltd.	200	2,302
Denso Corp.	600	32,835
Eagle Industry Co., Ltd.	200	3,509
NGK Spark Plug Co., Ltd.	100	2,410
Stanley Electric Co., Ltd.	100	3,695
Sumitomo Electric Industries Ltd.	500	7,633
Sumitomo Rubber Industries Ltd.	300	5,506
Toyo Tire & Rubber Co., Ltd.	100	1,723
Toyoda Gosei Co., Ltd.	100	2,326
Toyota Boshoku Corp.	100	2,054
TS Tech Co., Ltd.	100	3,963
Yokohama Rubber Co., Ltd. (The)	100	2,316

Total Auto Components		115,861

Automobiles - 10.8%
Honda Motor Co., Ltd.	1,500	51,622
Isuzu Motors Ltd.	600	9,207
Mazda Motor Corp.	400	5,290
Mitsubishi Motors Corp.(a)	200	1,431
Nissan Motor Co., Ltd.	4,700	48,790
Subaru Corp.	600	19,673
Suzuki Motor Corp.	200	10,776
Toyota Motor Corp.	2,430	155,945
Yamaha Motor Co., Ltd.	300	8,970

Total Automobiles		311,704

Banks - 8.2%
Aozora Bank Ltd.	200	7,964
Chugoku Bank Ltd. (The)	100	1,178
Concordia Financial Group Ltd.	1,000	5,519
Ehime Bank Ltd. (The)	500	5,924
Fukui Bank Ltd. (The)	100	2,191
Fukuoka Financial Group, Inc.	1,000	5,388
Gunma Bank Ltd. (The)	500	2,840
Hachijuni Bank Ltd. (The)	600	3,216
Hokuhoku Financial Group, Inc.	200	2,714
Iyo Bank Ltd. (The)	400	3,013
Kyushu Financial Group, Inc.	400	1,978
Mebuki Financial Group, Inc.	1,070	4,115
Mitsubishi UFJ Financial Group, Inc.	9,100	59,640
Mizuho Financial Group, Inc.(a)	21,400	38,514
Musashino Bank Ltd. (The)	100	3,155
Nishi-Nippon Financial Holdings, Inc.	200	2,321
North Pacific Bank Ltd.	1,300	4,339
Oita Bank Ltd. (The)	100	3,691
Resona Holdings, Inc.	2,100	11,097
Seven Bank Ltd.(a)	800	2,550
Sumitomo Mitsui Financial Group, Inc.	1,200	50,302
Sumitomo Mitsui Trust Holdings, Inc.	300	12,149
Suruga Bank Ltd.	100	1,381

Total Banks		235,179

Beverages - 1.2%
Asahi Group Holdings Ltd.	200	10,657
Coca-Cola Bottlers Japan Holdings, Inc.	150	6,199
Kirin Holdings Co., Ltd.	500	13,317
Suntory Beverage & Food Ltd.	100	4,861

Total Beverages		35,034

Building Products - 1.5%
Aica Kogyo Co., Ltd.	200	7,410
Asahi Glass Co., Ltd.	200	8,284
Daikin Industries Ltd.	100	11,034
LIXIL Group Corp.	300	6,702
Sanwa Holdings Corp.	400	5,164
TOTO Ltd.	100	5,275

Total Building Products		43,869

Capital Markets - 2.2%
Daiwa Securities Group, Inc.	2,000	12,764
Ichigo, Inc.(a)	1,100	4,841
Ichiyoshi Securities Co., Ltd.	300	3,515
IwaiCosmo Holdings, Inc.	200	2,625
Japan Exchange Group, Inc.	500	9,262
kabu.com Securities Co., Ltd.	600	2,065
Matsui Securities Co., Ltd.	300	2,719
Nomura Holdings, Inc.	2,900	16,778
SBI Holdings, Inc.	200	4,575
Tokai Tokyo Financial Holdings, Inc.	600	4,147

Total Capital Markets		63,291

Chemicals - 4.3%
Asahi Kasei Corp.	1,000	13,155
Daicel Corp.	200	2,185
Hitachi Chemical Co., Ltd.	100	2,280
JSR Corp.	200	4,500
Kansai Paint Co., Ltd.	200	4,660
Kuraray Co., Ltd.	500	8,500
Mitsubishi Chemical Holdings Corp.	1,000	9,690
Mitsubishi Gas Chemical Co., Inc.	200	4,794
Nihon Parkerizing Co., Ltd.	300	4,903
Nippon Paint Holdings Co., Ltd.	100	3,672
Nippon Valqua Industries Ltd.	100	2,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2018

Investments	Shares	Value
Nissan Chemical Industries Ltd.	100	$4,156
Nitto Denko Corp.	100	7,502
Shin-Etsu Chemical Co., Ltd.	200	20,696
Showa Denko K.K.	100	4,231
Sumitomo Chemical Co., Ltd.	1,000	5,830
Taiyo Nippon Sanso Corp.	200	3,030
Teijin Ltd.	100	1,881
Toagosei Co., Ltd.	300	3,534
Toray Industries, Inc.	600	5,678
Tosoh Corp.	100	1,963
Toyobo Co., Ltd.	100	1,974
Ube Industries Ltd.	100	2,920

Total Chemicals		124,504

Commercial Services & Supplies - 0.7%
Dai Nippon Printing Co., Ltd.	200	4,133
Kokuyo Co., Ltd.	200	3,936
Okamura Corp.	200	2,727
Park24 Co., Ltd.	100	2,682
Secom Co., Ltd.	100	7,447

Total Commercial Services & Supplies		20,925

Construction & Engineering - 1.5%
COMSYS Holdings Corp.	200	5,341
Kajima Corp.	1,000	9,281
Kinden Corp.	400	6,627
Kyowa Exeo Corp.	200	5,352
Obayashi Corp.	500	5,472
Raito Kogyo Co., Ltd.	200	2,065
Taikisha Ltd.	100	3,272
Taisei Corp.	100	5,078

Total Construction & Engineering		42,488

Construction Materials - 0.1%
Taiheiyo Cement Corp.	100	3,634

Consumer Finance - 0.0%
J Trust Co., Ltd.(a)	100	656

Containers & Packaging - 0.1%
Toyo Seikan Group Holdings Ltd.	100	1,488

Distributors - 0.3%
Canon Marketing Japan, Inc.	100	2,702
Paltac Corp.	100	5,360

Total Distributors		8,062

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	100	3,625

Diversified Telecommunication Services - 2.1%
Nippon Telegraph & Telephone Corp.	1,300	59,897

Electric Utilities - 0.6%
Chubu Electric Power Co., Inc.	300	4,240
Chugoku Electric Power Co., Inc. (The)(a)	300	3,617
Kansai Electric Power Co., Inc. (The)	300	3,856
Kyushu Electric Power Co., Inc.	100	1,192
Shikoku Electric Power Co., Inc.	200	2,373
Tohoku Electric Power Co., Inc.	200	2,672

Total Electric Utilities		17,950

Electrical Equipment - 1.3%
Idec Corp.	100	2,424
Mitsubishi Electric Corp.	1,000	15,999
Nidec Corp.	100	15,411
Nitto Kogyo Corp.	300	4,655

Total Electrical Equipment		38,489

Electronic Equipment, Instruments & Components - 3.0%
Alps Electric Co., Ltd.	100	2,452
Amano Corp.	100	2,700
Azbil Corp.	100	4,659
Canon Electronics, Inc.	200	4,448
Dexerials Corp.	200	2,078
Hamamatsu Photonics K.K.	100	3,780
Hitachi High-Technologies Corp.	100	4,758
Hitachi Ltd.	3,000	21,743
Macnica Fuji Electronics Holdings, Inc.	100	1,804
Murata Manufacturing Co., Ltd.	100	13,700
Nohmi Bosai Ltd.	200	4,284
Oki Electric Industry Co., Ltd.	100	1,327
Omron Corp.	100	5,886
Satori Electric Co., Ltd.	300	3,089
Yaskawa Electric Corp.	100	4,537
Yokogawa Electric Corp.	200	4,134

Total Electronic Equipment, Instruments & Components		85,379

Food & Staples Retailing - 2.1%
Aeon Co., Ltd.	400	7,144
Aeon Hokkaido Corp.	1,000	7,428
Arcs Co., Ltd.	100	2,414
Cawachi Ltd.	100	2,461
FamilyMart UNY Holdings Co., Ltd.	55	4,634
Lawson, Inc.	100	6,817
Seven & I Holdings Co., Ltd.	400	17,166
United Super Markets Holdings, Inc.	300	3,190
Valor Holdings Co., Ltd.	200	5,416
Yokohama Reito Co., Ltd.(a)	400	3,931

Total Food & Staples Retailing		60,601

Food Products - 1.0%
Ajinomoto Co., Inc.	200	3,620
Hokuto Corp.(a)	300	5,712
Itoham Yonekyu Holdings, Inc.	200	1,740
Kewpie Corp.	100	2,715
MEIJI Holdings Co., Ltd.	100	7,616
Toyo Suisan Kaisha Ltd.	100	3,879
Yamazaki Baking Co., Ltd.	200	4,152

Total Food Products		29,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2018

Investments	Shares	Value
Gas Utilities - 0.6%
Osaka Gas Co., Ltd.	200	$3,948
Saibu Gas Co., Ltd.	100	2,589
Tokyo Gas Co., Ltd.	400	10,612

Total Gas Utilities		17,149

Health Care Equipment & Supplies - 0.7%
Hoya Corp.	200	9,977
Nihon Kohden Corp.	100	2,784
Nipro Corp.	200	2,890
Terumo Corp.	100	5,256

Total Health Care Equipment & Supplies		20,907

Health Care Providers & Services - 0.7%
Alfresa Holdings Corp.	100	2,226
BML, Inc.	200	5,108
Medipal Holdings Corp.	200	4,100
Miraca Holdings, Inc.	100	3,907
Toho Holdings Co., Ltd.	200	4,713

Total Health Care Providers & Services		20,054

Hotels, Restaurants & Leisure - 0.5%
McDonald’s Holdings Co., Japan Ltd.	100	4,683
Resorttrust, Inc.	100	2,100
Round One Corp.	100	1,583
Skylark Co., Ltd.	200	2,881
Tokyo Dome Corp.	300	2,857

Total Hotels, Restaurants & Leisure		14,104

Household Durables - 2.5%
Casio Computer Co., Ltd.(a)	200	2,983
Fuji Corp., Ltd.	400	3,385
Haseko Corp.	200	3,045
Iida Group Holdings Co., Ltd.	300	5,608
Nihon House Holdings Co., Ltd.	500	2,722
Nikon Corp.	200	3,566
Panasonic Corp.	1,200	17,162
Sangetsu Corp.	200	4,145
Sekisui Chemical Co., Ltd.	300	5,236
Sekisui House Ltd.	600	10,956
Sony Corp.	200	9,677
Sumitomo Forestry Co., Ltd.	200	3,208

Total Household Durables		71,693

Household Products - 0.4%
Pigeon Corp.	100	4,518
Unicharm Corp.	200	5,696

Total Household Products		10,214

Independent Power & Renewable Electricity Producers - 0.1%
Electric Power Development Co., Ltd.	100	2,522

Industrial Conglomerates - 0.2%
Nisshinbo Holdings, Inc.	100	1,345
Seibu Holdings, Inc.	200	3,483

Total Industrial Conglomerates		4,828

Insurance - 4.9%
Dai-ichi Life Holdings, Inc.	800	14,612
Japan Post Holdings Co., Ltd.(a)	4,100	49,385
Japan Post Insurance Co., Ltd.	400	9,384
MS&AD Insurance Group Holdings, Inc.	500	15,773
Sompo Holdings, Inc.	300	12,079
Sony Financial Holdings, Inc.	300	5,461
T&D Holdings, Inc.	500	7,939
Tokio Marine Holdings, Inc.	600	26,714

Total Insurance		141,347

Internet & Catalog Retail - 0.2%
Rakuten, Inc.	300	2,536
Start Today Co., Ltd.	100	2,673

Total Internet & Catalog Retail		5,209

Internet Software & Services - 0.7%
GMO Internet, Inc.(a)	200	4,030
Mixi, Inc.	100	3,695
Yahoo Japan Corp.(a)	2,900	13,471

Total Internet Software & Services		21,196

IT Services - 1.2%
Fujitsu Ltd.	1,000	6,157
Itochu Techno-Solutions Corp.	200	4,188
Nomura Research Institute Ltd.	120	5,687
NS Solutions Corp.	100	2,858
NTT Data Corp.	500	5,322
Otsuka Corp.	200	10,080

Total IT Services		34,292

Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	200	6,573
Sankyo Co., Ltd.	100	3,526
Sega Sammy Holdings, Inc.	300	4,753
Yamaha Corp.	100	4,396

Total Leisure Products		19,248

Machinery - 5.6%
Aichi Corp.(a)	400	2,727
Alinco, Inc.	400	4,134
Amada Holdings Co., Ltd.	500	6,074
Daifuku Co., Ltd.	100	5,990
DMG Mori Co., Ltd.	100	1,869
Ebara Corp.	100	3,634
FANUC Corp.	100	25,350
Giken Ltd.	200	5,661
Hino Motors Ltd.	300	3,862
Hitachi Construction Machinery Co., Ltd.	100	3,860
Komatsu Ltd.	700	23,346
Kubota Corp.	600	10,505
Kurita Water Industries Ltd.	200	6,347
Makita Corp.	100	4,889
MINEBEA MITSUMI, Inc.	100	2,136
Mitsubishi Heavy Industries Ltd.	100	3,831
Miura Co., Ltd.	200	6,309
Morita Holdings Corp.	100	1,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2018

Investments	Shares	Value
Nabtesco Corp.	100	$3,860
NGK Insulators Ltd.	100	1,724
Noritake Co., Ltd.	100	4,335
NSK Ltd.	600	8,045
NTN Corp.	1,000	4,175
Sodick Co., Ltd.	200	2,620
Sumitomo Heavy Industries Ltd.	200	7,588
Tadano Ltd.	200	3,000
THK Co., Ltd.	100	4,137

Total Machinery		161,902

Marine - 0.1%
Mitsui OSK Lines Ltd.	100	2,877

Media - 0.7%
CyberAgent, Inc.	100	4,974
Dentsu, Inc.	100	4,391
Hakuhodo DY Holdings, Inc.	300	4,127
Kadokawa Dwango*	100	1,043
Toho Co., Ltd.	200	6,639

Total Media		21,174

Metals & Mining - 1.2%
Godo Steel Ltd.	200	4,009
Hitachi Metals Ltd.	300	3,549
JFE Holdings, Inc.	300	6,047
Kyoei Steel Ltd.	100	1,724
Mitsubishi Materials Corp.	100	3,009
Nippon Light Metal Holdings Co., Ltd.	1,500	4,020
Nippon Steel & Sumitomo Metal Corp.	500	10,985

Total Metals & Mining		33,343

Multiline Retail - 0.3%
J. Front Retailing Co., Ltd.	200	3,402
Marui Group Co., Ltd.(a)	200	4,077

Total Multiline Retail		7,479

Oil, Gas & Consumable Fuels - 0.9%
Idemitsu Kosan Co., Ltd.	100	3,803
JXTG Holdings, Inc.	2,850	17,250
Showa Shell Sekiyu K.K.	400	5,420

Total Oil, Gas & Consumable Fuels		26,473

Paper & Forest Products - 0.3%
Nippon Paper Industries Co., Ltd.(a)	200	3,735
Oji Holdings Corp.	1,000	6,431

Total Paper & Forest Products		10,166

Personal Products - 1.1%
Artnature, Inc.	500	3,347
Fancl Corp.	100	3,663
Kao Corp.	200	15,009
Pola Orbis Holdings, Inc.	100	4,100
Shiseido Co., Ltd.	100	6,406

Total Personal Products		32,525

Pharmaceuticals - 5.2%
Astellas Pharma, Inc.	1,400	21,247
Chugai Pharmaceutical Co., Ltd.	200	10,118
Daiichi Sankyo Co., Ltd.	500	16,577
Eisai Co., Ltd.	200	12,752
KYORIN Holdings, Inc.	200	3,759
Kyowa Hakko Kirin Co., Ltd.	100	2,198
Mitsubishi Tanabe Pharma Corp.	400	7,823
Nichi-iko Pharmaceutical Co., Ltd.	200	3,150
Ono Pharmaceutical Co., Ltd.	300	9,292
Otsuka Holdings Co., Ltd.	300	15,032
Santen Pharmaceutical Co., Ltd.	100	1,613
Sawai Pharmaceutical Co., Ltd.	100	4,391
Shionogi & Co., Ltd.	100	5,163
Sumitomo Dainippon Pharma Co., Ltd.(a)	200	3,359
Takeda Pharmaceutical Co., Ltd.	700	34,115

Total Pharmaceuticals		150,589

Professional Services - 0.6%
Recruit Holdings Co., Ltd.	400	9,947
TechnoPro Holdings, Inc.	100	6,027

Total Professional Services		15,974

Real Estate Management & Development - 2.4%
Aeon Mall Co., Ltd.	100	2,097
Airport Facilities Co., Ltd.	500	2,976
Daito Trust Construction Co., Ltd.	100	17,292
Daiwa House Industry Co., Ltd.	400	15,421
Hulic Co., Ltd.	300	3,275
Mitsubishi Estate Co., Ltd.	300	5,073
Mitsui Fudosan Co., Ltd.	300	7,282
Nomura Real Estate Holdings, Inc.	100	2,362
NTT Urban Development Corp.	200	2,445
Sun Frontier Fudousan Co., Ltd.	100	1,102
Takara Leben Co., Ltd.(a)	800	3,460
Tokyo Tatemono Co., Ltd.	200	3,014
Tokyu Fudosan Holdings Corp.	500	3,644

Total Real Estate Management & Development		69,443

Road & Rail - 1.7%
East Japan Railway Co.	200	18,546
Hankyu Hanshin Holdings, Inc.	200	7,419
Nikkon Holdings Co., Ltd.	200	5,247
Seino Holdings Co., Ltd.	400	7,364
Senko Group Holdings Co., Ltd.	300	2,336
West Japan Railway Co.	100	6,987

Total Road & Rail		47,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2018

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 1.1%
Advantest Corp.(a)	200	$4,192
Mimasu Semiconductor Industry Co., Ltd.	100	1,811
SUMCO Corp.	100	2,623
Tokyo Electron Ltd.	100	18,820
Tokyo Seimitsu Co., Ltd.	100	4,039

Total Semiconductors & Semiconductor Equipment		31,485

Software - 1.6%
Nintendo Co., Ltd.	50	22,031
NSD Co., Ltd.	300	6,124
Oracle Corp.	100	8,134
Square Enix Holdings Co., Ltd.	100	4,579
Trend Micro, Inc.	100	5,971

Total Software		46,839

Specialty Retail - 1.9%
ABC-Mart, Inc.	100	6,591
Aoyama Trading Co., Ltd.	100	3,940
DCM Holdings Co., Ltd.	200	2,031
Fast Retailing Co., Ltd.	25	10,165
Geo Holdings Corp.	200	3,205
K’s Holdings Corp.	200	2,766
Kohnan Shoji Co., Ltd.	100	2,387
Nishimatsuya Chain Co., Ltd.	300	3,382
Sac’s Bar Holdings, Inc.	300	3,219
Sanrio Co., Ltd.	100	1,818
T-Gaia Corp.	100	2,784
USS Co., Ltd.	300	6,065
Yamada Denki Co., Ltd.(a)	800	4,799
Yellow Hat Ltd.	100	2,967

Total Specialty Retail		56,119

Technology Hardware, Storage & Peripherals - 2.9%
Brother Industries Ltd.	200	4,651
Canon, Inc.	1,400	50,721
FUJIFILM Holdings Corp.	200	7,983
Konica Minolta, Inc.	300	2,573
NEC Corp.	200	5,625
Ricoh Co., Ltd.	400	3,953
Seiko Epson Corp.	400	7,112

Total Technology Hardware, Storage & Peripherals		82,618

Textiles, Apparel & Luxury Goods - 0.1%
Yondoshi Holdings, Inc.	100	2,592

Tobacco - 1.5%
Japan Tobacco, Inc.	1,500	43,244

Trading Companies & Distributors - 5.7%
ITOCHU Corp.	1,400	27,204
Marubeni Corp.	1,900	13,755
MISUMI Group, Inc.	200	5,493
Mitsubishi Corp.	1,500	40,367
Mitsui & Co., Ltd.	2,000	34,274
Sojitz Corp.	1,100	3,527
Sumitomo Corp.	1,400	23,577
Toyota Tsusho Corp.	200	6,779
Yamazen Corp.	500	5,223
Yuasa Trading Co., Ltd.	100	3,300

Total Trading Companies & Distributors		163,499

Wireless Telecommunication Services - 4.8%
KDDI Corp.	1,700	43,423
NTT DOCOMO, Inc.	3,100	79,183
SoftBank Group Corp.	200	14,951

Total Wireless Telecommunication Services		137,557

TOTAL COMMON STOCKS (Cost: $2,314,668)		2,848,815

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%

United States - 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(b) (Cost: $84,785)(c)	84,785	84,785

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $2,399,453)		2,933,600
Other Assets less Liabilities - (1.8)%		(51,262)

NET ASSETS - 100.0%		$2,882,338

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(c)

At March 31, 2018, the total market value of the Fund’s securities on loan was $124,716 and the total market value of the collateral held by the Fund was $130,427. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $45,642.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/4/2018	33,172,671	JPY	311,982	USD	$—	$(43)
Bank of America N.A.	4/4/2018	311,982	USD	33,209,485	JPY	—	(304)
Bank of America N.A.	5/7/2018	300,469	USD	31,883,877	JPY	104	—
Bank of Montreal	4/4/2018	311,982	USD	33,209,017	JPY	—	(299)
Barclays Bank PLC	4/4/2018	33,173,233	JPY	311,982	USD	—	(37)
Barclays Bank PLC	4/4/2018	311,982	USD	33,209,079	JPY	—	(300)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged Japan Equity Fund (DDJP)

March 31, 2018

Barclays Bank PLC	5/7/2018	300,469	USD	31,884,959	JPY	94	—
Canadian Imperial Bank of Commerce	4/4/2018	311,982	USD	33,215,475	JPY	—	(360)
Citibank N.A.	4/4/2018	33,173,638	JPY	311,982	USD	—	(33)
Citibank N.A.	5/7/2018	300,469	USD	31,885,109	JPY	92	—
Credit Suisse International	4/4/2018	33,173,139	JPY	311,982	USD	—	(38)
Credit Suisse International	5/7/2018	300,469	USD	31,884,568	JPY	98	—
Goldman Sachs	4/4/2018	25,274,793	JPY	237,703	USD	—	(31)
Goldman Sachs	5/7/2018	228,930	USD	24,293,776	JPY	68	—
State Street Bank and Trust	4/2/2018	1,409	USD	150,000	JPY	—	(2)
State Street Bank and Trust	4/4/2018	237,703	USD	25,302,081	JPY	—	(225)

						$456	$(1,672)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

Brazil - 5.2%
AES Tiete Energia S.A.	1,365	$4,986
Alupar Investimento S.A.	1,302	7,000
Ambev S.A.	37,573	272,109
B3 S.A. - Brasil Bolsa Balcao	7,314	58,735
Banco Bradesco S.A.	7,357	85,156
Banco do Brasil S.A.	6,931	85,564
Banco Santander Brasil S.A.	5,197	62,406
BB Seguridade Participacoes S.A.	3,957	34,848
CCR S.A.	5,528	20,791
Cia de Saneamento Basico do Estado de Sao Paulo	1,509	15,891
Cia Hering	2,267	14,078
Cielo S.A.	8,271	51,488
Cosan S.A. Industria e Comercio	756	9,442
EDP - Energias do Brasil S.A.	1,049	4,201
Embraer S.A.	600	3,890
Engie Brasil Energia S.A.	4,069	47,943
Equatorial Energia S.A.	977	21,018
Estacio Participacoes S.A.	2,852	30,008
Ez Tec Empreendimentos e Participacoes S.A.	2,402	16,680
Fibria Celulose S.A.	1,649	32,265
Fleury S.A.	1,051	8,582
Gerdau S.A.	1,421	5,622
Grendene S.A.	1,815	14,941
Itau Unibanco Holding S.A.	6,689	90,828
JBS S.A.	1,784	5,019
Klabin S.A.	3,538	22,035
Kroton Educacional S.A.	5,196	21,262
Localiza Rent a Car S.A.	2,388	20,635
Lojas Renner S.A.	1,984	20,505
Mahle-Metal Leve S.A.	1,953	14,455
MRV Engenharia e Participacoes S.A.	2,199	10,752
Multiplan Empreendimentos Imobiliarios S.A.	646	13,349
Multiplus S.A.	827	7,676
Natura Cosmeticos S.A.	315	3,033
Odontoprev S.A.	3,773	16,949
Porto Seguro S.A.	1,729	25,262
Qualicorp S.A.	1,725	11,564
Raia Drogasil S.A.	752	16,924
Smiles Fidelidade S.A.	1,247	26,076
Sul America S.A.	1,193	7,879
TIM Participacoes S.A.	6,936	30,051
TOTVS S.A.	1,204	10,437
Transmissora Alianca de Energia Eletrica S.A.	4,972	32,507
Ultrapar Participacoes S.A.	1,505	32,114
Vale S.A.	16,422	208,561
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	1,724	9,441
WEG S.A.	4,528	30,803

Total Brazil		1,595,761

Chile - 1.6%
AES Gener S.A.	34,228	9,705
Aguas Andinas S.A. Class A	25,554	16,632
Banco de Chile	327,142	54,998
Banco de Credito e Inversiones S.A.	358	26,572
Banco Santander Chile	663,387	55,923
CAP S.A.	1,914	21,738
Cencosud S.A.	5,487	16,800
Cia Cervecerias Unidas S.A.	819	12,057
Colbun S.A.	24,520	5,879
Empresas COPEC S.A.	4,374	68,702
Enel Americas S.A.	196,226	45,834
Enel Chile S.A.	168,396	21,826
Enel Generacion Chile S.A.	31,291	25,530
Inversiones Aguas Metropolitanas S.A.	6,444	11,861
Inversiones La Construccion S.A.	819	16,125
Ripley Corp. S.A.	27,452	28,319
S.A.C.I. Falabella	3,601	34,743
Sociedad Matriz del Banco de Chile S.A. Class B	33,877	17,875
SONDA S.A.	2,390	4,642

Total Chile		495,761

China - 22.5%
AAC Technologies Holdings, Inc.	3,500	63,147
Agricultural Bank of China Ltd. Class H	258,000	146,615
Air China Ltd. Class H	4,000	5,097
Anhui Conch Cement Co., Ltd. Class H	8,000	43,576
Anhui Expressway Co., Ltd. Class H	12,000	9,174
ANTA Sports Products Ltd.	9,000	45,411
BAIC Motor Corp., Ltd. Class H(a)	13,500	16,548
Bank of China Ltd. Class H	654,000	351,653
Bank of Communications Co., Ltd. Class H	189,000	148,102
BBMG Corp. Class H	8,000	3,608
Beijing Capital International Airport Co., Ltd. Class H	2,000	2,686
Beijing Enterprises Holdings Ltd.	4,500	23,508
Beijing Enterprises Water Group Ltd.*	26,000	14,510
Beijing Jingneng Clean Energy Co., Ltd. Class H	50,000	12,168
Brilliance China Automotive Holdings Ltd.	14,000	29,219
Central China Securities Co., Ltd. Class H	15,000	5,600
CGN Power Co., Ltd. Class H(a)	89,000	23,020
China Cinda Asset Management Co., Ltd. Class H	63,000	22,878
China CITIC Bank Corp., Ltd. Class H	100,000	68,295
China Communications Construction Co., Ltd. Class H	28,000	28,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
China Communications Services Corp., Ltd. Class H	18,000	$10,756
China Conch Venture Holdings Ltd.	8,500	25,939
China Construction Bank Corp. Class H	993,000	1,019,785
China Eastern Airlines Corp., Ltd. Class H	14,000	10,168
China Everbright Bank Co., Ltd. Class H	29,000	13,930
China Everbright International Ltd.	16,000	22,425
China Galaxy Securities Co., Ltd. Class H	31,500	20,951
China Gas Holdings Ltd.	14,800	53,838
China International Marine Containers Group Co., Ltd. Class H	4,700	7,330
China Jinmao Holdings Group Ltd.	50,000	28,477
China Lesso Group Holdings Ltd.	6,000	4,564
China Life Insurance Co., Ltd. Class H	16,000	44,035
China Lilang Ltd.	16,000	19,979
China Longyuan Power Group Corp., Ltd. Class H	15,000	11,506
China Medical System Holdings Ltd.	9,000	20,435
China Mengniu Dairy Co., Ltd.	9,000	30,847
China Merchants Bank Co., Ltd. Class H	17,000	69,639
China Minsheng Banking Corp., Ltd. Class H	53,500	52,012
China Mobile Ltd.	46,000	421,709
China National Building Material Co., Ltd. Class H(b)	16,000	17,369
China Oilfield Services Ltd. Class H	12,000	12,370
China Overseas Land & Investment Ltd.	20,000	69,442
China Pacific Insurance Group Co., Ltd. Class H	10,200	45,682
China Petroleum & Chemical Corp. Class H	362,000	317,799
China Power Clean Energy Development Co., Ltd.	4,500	2,448
China Power International Development Ltd.	90,666	23,336
China Railway Construction Corp., Ltd. Class H	12,500	12,519
China Railway Group Ltd. Class H	15,000	10,397
China Railway Signal & Communication Corp., Ltd. Class H(a)	8,000	6,259
China Reinsurance Group Corp. Class H	56,000	11,631
China Resources Cement Holdings Ltd.	36,000	31,100
China Resources Gas Group Ltd.	2,000	6,944
China Resources Land Ltd.	14,000	50,928
China Resources Pharmaceutical Group Ltd.(a)	3,000	4,205
China Resources Power Holdings Co., Ltd.	30,000	54,738
China Shenhua Energy Co., Ltd. Class H	23,000	57,146
China South City Holdings Ltd.	58,000	13,081
China Southern Airlines Co., Ltd. Class H	12,000	12,385
China State Construction International Holdings Ltd.	4,000	4,883
China Telecom Corp., Ltd. Class H	94,000	41,441
China Travel International Investment Hong Kong Ltd.	36,000	12,752
China Vanke Co., Ltd. Class H	5,400	24,632
China Yongda Automobiles Services Holdings Ltd.(b)	5,500	5,859
China ZhengTong Auto Services Holdings Ltd.	6,000	4,358
China Zhongwang Holdings Ltd.	28,800	17,100
Chongqing Rural Commercial Bank Co., Ltd. Class H	20,000	15,315
CIFI Holdings Group Co., Ltd.	36,000	31,421
CITIC Ltd.	36,000	50,365
CITIC Securities Co., Ltd. Class H	8,500	19,451
CITIC Telecom International Holdings Ltd.	35,000	10,123
CNOOC Ltd.	172,000	253,344
COSCO Shipping Energy Transportation Co., Ltd. Class H	22,000	11,325
COSCO Shipping Ports Ltd.	4,000	3,364
Cosmo Lady China Holdings Co., Ltd.(a)	15,000	8,123
Country Garden Holdings Co., Ltd.	62,000	127,661
CPMC Holdings Ltd.	9,000	5,780
CRRC Corp., Ltd. Class H	37,000	31,539
CSPC Pharmaceutical Group Ltd.	16,000	42,506
Dali Foods Group Co., Ltd.(a)	49,500	40,744
Dongfeng Motor Group Co., Ltd. Class H	22,000	25,537
E-Commodities Holdings Ltd.	72,000	6,789
ENN Energy Holdings Ltd.	1,000	8,932
Fosun International Ltd.	14,000	30,325
Fuyao Glass Industry Group Co., Ltd. Class H(a)	2,800	10,792
Geely Automobile Holdings Ltd.	4,000	11,518
GF Securities Co., Ltd. Class H	5,000	9,187
GOME Retail Holdings Ltd.(b)	38,000	4,116
Goodbaby International Holdings Ltd.	6,000	4,098
Great Wall Motor Co., Ltd. Class H(b)	30,000	30,083
Greatview Aseptic Packaging Co., Ltd.	11,000	7,400
Guangdong Investment Ltd.	32,000	50,314
Guangzhou Automobile Group Co., Ltd. Class H	16,000	29,479
Guangzhou R&F Properties Co., Ltd. Class H	10,400	25,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Guotai Junan International Holdings Ltd.	16,000	$4,607
Haitian International Holdings Ltd.	7,000	21,228
Haitong Securities Co., Ltd. Class H	10,400	13,755
Hengan International Group Co., Ltd.	5,000	46,316
Hisense Kelon Electrical Holdings Co., Ltd. Class H	2,000	2,281
Huadian Fuxin Energy Corp., Ltd. Class H	30,000	7,683
Huadian Power International Corp., Ltd. Class H	36,000	13,853
Huaneng Power International, Inc. Class H	86,000	57,748
Huaneng Renewables Corp., Ltd. Class H	22,000	8,213
Huatai Securities Co., Ltd. Class H(a)	6,600	12,698
Industrial & Commercial Bank of China Ltd. Class H	591,000	506,789
Jiangnan Group Ltd.	134,000	8,281
Jiangsu Expressway Co., Ltd. Class H	12,000	16,972
Kingboard Laminates Holdings Ltd.	17,000	24,650
Kingsoft Corp., Ltd.	1,000	3,173
Kunlun Energy Co., Ltd.	18,000	15,527
KWG Property Holding Ltd.	18,500	25,222
Lee & Man Paper Manufacturing Ltd.	24,000	25,351
Legend Holdings Corp. Class H(a)	1,600	5,290
Lenovo Group Ltd.	124,000	63,356
Longfor Properties Co., Ltd.	12,500	38,225
Luye Pharma Group Ltd.(b)	8,500	8,134
Metallurgical Corp. of China Ltd. Class H	18,000	5,137
MGM China Holdings Ltd.	3,200	8,257
New China Life Insurance Co., Ltd. Class H	800	3,726
Nine Dragons Paper Holdings Ltd.	16,000	23,934
People’s Insurance Co. Group of China Ltd. (The) Class H	19,000	8,885
PetroChina Co., Ltd. Class H	140,000	96,148
PICC Property & Casualty Co., Ltd. Class H	20,000	35,014
Ping An Insurance Group Co. of China Ltd. Class H	18,000	183,020
Red Star Macalline Group Corp., Ltd. Class H(a)	5,200	6,089
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,000	2,666
Shanghai Industrial Holdings Ltd.	8,000	20,845
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	3,700	9,900
Shenzhen Expressway Co., Ltd. Class H	4,000	4,072
Shenzhen International Holdings Ltd.	13,500	29,552
Shenzhen Investment Ltd.	22,000	9,334
Shenzhou International Group Holdings Ltd.	8,000	84,248
Shimao Property Holdings Ltd.	22,000	62,230
Shougang Fushan Resources Group Ltd.	18,000	4,587
Shui On Land Ltd.	36,000	9,770
Sichuan Expressway Co., Ltd. Class H	16,000	5,647
Sihuan Pharmaceutical Holdings Group Ltd.	18,000	5,321
Sino-Ocean Group Holding Ltd.	40,500	29,362
Sinopec Engineering Group Co., Ltd. Class H	4,500	4,478
Sinopec Shanghai Petrochemical Co., Ltd. Class H	54,000	32,820
Sinopharm Group Co., Ltd. Class H	6,000	30,045
Sinotrans Ltd. Class H	18,000	9,885
SITC International Holdings Co., Ltd.	17,000	16,895
Sun Art Retail Group Ltd.	23,000	26,756
Sunac China Holdings Ltd.	12,000	46,328
Tencent Holdings Ltd.	2,400	125,255
Tingyi Cayman Islands Holding Corp.	16,000	33,189
Tong Ren Tang Technologies Co., Ltd. Class H	7,000	11,666
TravelSky Technology Ltd. Class H	1,000	2,899
Want Want China Holdings Ltd.	43,000	34,462
Weichai Power Co., Ltd. Class H	11,000	12,334
WH Group Ltd.(a)	54,500	58,053
Xingda International Holdings Ltd.	9,000	3,039
Xinhua Winshare Publishing and Media Co., Ltd. Class H	19,000	15,179
Xinyi Glass Holdings Ltd.*	32,000	48,194
Xinyi Solar Holdings Ltd.	40,000	16,156
Yanzhou Coal Mining Co., Ltd. Class H	2,000	2,548
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	3,600	16,582
Yuexiu Property Co., Ltd.	94,000	22,158
Yuexiu Transport Infrastructure Ltd.	12,000	9,235
Zhejiang Expressway Co., Ltd. Class H	18,000	18,371
Zhuzhou CRRC Times Electric Co., Ltd. Class H	1,000	4,842
Zijin Mining Group Co., Ltd. Class H	36,000	16,100
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(b)	14,600	5,581

Total China		6,928,422

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Czech Republic - 0.7%
CEZ AS	5,482	$136,514
Komercni Banka AS	876	39,936
Moneta Money Bank AS(a)	1,385	5,737
O2 Czech Republic AS	1,536	21,209

Total Czech Republic		203,396

Hong Kong - 0.2%
Chow Tai Fook Jewellery Group Ltd.	17,400	19,820
CP Pokphand Co., Ltd.	50,000	3,886
Kerry Logistics Network Ltd.	5,500	8,129
Kingboard Chemical Holdings Ltd.	5,500	25,123
Stella International Holdings Ltd.	4,500	5,998

Total Hong Kong		62,956

Hungary - 0.3%
MOL Hungarian Oil & Gas PLC	3,918	42,786
OTP Bank PLC	900	40,491

Total Hungary		83,277

India - 5.8%
Ajanta Pharma Ltd.	508	10,829
Alembic Pharmaceuticals Ltd.	594	4,994
Amara Raja Batteries Ltd.	894	10,897
Ambuja Cements Ltd.	2,002	7,151
Apollo Hospitals Enterprise Ltd.	538	8,782
Apollo Tyres Ltd.	1,430	6,074
Asian Paints Ltd.	530	9,105
Aurobindo Pharma Ltd.	432	3,695
Axis Bank Ltd. GDR Reg S	690	27,393
Bajaj Auto Ltd.	259	10,899
Bank of Baroda	2,726	5,948
Bharat Heavy Electricals Ltd.	6,469	8,069
Bharat Petroleum Corp., Ltd.	4,242	27,801
Bharti Airtel Ltd.	1,056	6,455
Bharti Infratel Ltd.	5,929	30,558
Cadila Healthcare Ltd.	1,022	5,921
Care Ratings Ltd.	276	5,115
Castrol India Ltd.	4,751	14,926
Coal India Ltd.	24,430	106,115
CRISIL Ltd.	268	7,743
Cummins India Ltd.	321	3,446
Dr. Reddy’s Laboratories Ltd.	278	8,868
Engineers India Ltd.	1,977	4,803
GAIL India Ltd.	2,110	10,629
GAIL India Ltd.*	703	3,543
Gateway Distriparks Ltd.	1,724	4,619
GHCL Ltd.	1,051	4,165
Glenmark Pharmaceuticals Ltd.	613	4,947
Great Eastern Shipping Co., Ltd. (The)	1,507	7,630
Greaves Cotton Ltd.	3,617	6,308
Gujarat Pipavav Port Ltd.	2,650	5,906
HCL Technologies Ltd.	3,680	54,651
Hero MotoCorp Ltd.	610	33,135
Hindustan Petroleum Corp., Ltd.	6,537	34,563
Hindustan Unilever Ltd.	2,030	41,500
ICICI Bank Ltd. ADR	2,654	23,488
Idea Cellular Ltd.*	4,424	5,148
IDFC Bank Ltd.	4,603	3,342
Indian Oil Corp., Ltd.	24,290	65,770
Infosys Ltd. ADR	15,478	276,282
InterGlobe Aviation Ltd.(a)	423	8,369
IRB Infrastructure Developers Ltd.	3,095	10,582
ITC Ltd.	13,895	54,432
Jain Irrigation Systems Ltd.	3,667	5,985
Karnataka Bank Ltd. (The)	2,524	4,447
KPIT Technologies Ltd.	2,855	9,479
Lakshmi Vilas Bank Ltd. (The)	287	433
Larsen & Toubro Ltd. GDR Reg S	1,190	23,919
Lupin Ltd.	755	8,518
Mahindra & Mahindra Ltd. GDR	2,318	26,657
Marico Ltd.	1,318	6,589
Maruti Suzuki India Ltd.	236	32,063
Mindtree Ltd.	1,343	15,895
Mphasis Ltd.	728	9,351
National Aluminium Co., Ltd.	2,294	2,337
NHPC Ltd.	57,450	24,399
NLC India Ltd.	4,511	5,793
NMDC Ltd.	8,298	15,083
NTPC Ltd.	16,371	42,596
Oil & Natural Gas Corp., Ltd.	29,066	79,236
Oil India Ltd.	3,200	10,614
Piramal Enterprises Ltd.	110	4,103
Power Grid Corp. of India Ltd.	10,263	30,409
Reliance Industries Ltd. GDR(a)	2,928	79,349
Reliance Infrastructure Ltd.	1,487	9,747
SJVN Ltd.	12,766	6,479
Sonata Software Ltd.	2,558	12,272
State Bank of India GDR Reg S	299	11,541
Strides Shasun Ltd.	251	2,575
Sun Pharmaceutical Industries Ltd.	1,984	15,061
Sun TV Network Ltd.	404	5,256
Tata Consultancy Services Ltd.	2,395	104,623
Tata Power Co., Ltd. (The)	9,238	11,190
Tech Mahindra Ltd.	2,805	27,469
Thyrocare Technologies Ltd.(a)	601	5,500
Torrent Pharmaceuticals Ltd.	234	4,484
Torrent Power Ltd.	999	3,511
UPL Ltd.	1,035	11,588
Vedanta Ltd.	11,483	48,919
Vedanta Ltd. ADR	2,267	39,831
Vijaya Bank	5,257	4,195
Wipro Ltd. ADR	903	4,660
Wockhardt Ltd.*	442	4,923
Yes Bank Ltd.	1,773	8,287
Zee Entertainment Enterprises Ltd.	1,154	10,183

Total India		1,784,145

Indonesia - 2.3%
Adaro Energy Tbk PT	129,300	20,004
Adhi Karya Persero Tbk PT	25,900	3,894
AKR Corporindo Tbk PT	10,800	4,452
Astra International Tbk PT	107,400	56,947
Bank Central Asia Tbk PT	28,900	48,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Bank Danamon Indonesia Tbk PT	25,900	$12,934
Bank Mandiri Persero Tbk PT	42,000	23,414
Bank Negara Indonesia Persero Tbk PT	48,700	30,686
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	15,000	2,244
Bank Rakyat Indonesia Persero Tbk PT	287,700	75,229
Bank Tabungan Negara Persero Tbk PT	29,800	8,225
Bukit Asam Tbk PT	32,200	6,876
Charoen Pokphand Indonesia Tbk PT	29,700	7,443
Gudang Garam Tbk PT	1,800	9,476
Hanjaya Mandala Sampoerna Tbk PT	81,900	23,676
Indo Tambangraya Megah Tbk PT	14,300	29,602
Indocement Tunggal Prakarsa Tbk PT	16,900	19,641
Indofood CBP Sukses Makmur Tbk PT	15,300	9,196
Indofood Sukses Makmur Tbk PT	25,800	13,493
Japfa Comfeed Indonesia Tbk PT	37,900	4,074
Jasa Marga Persero Tbk PT	23,300	7,751
Kalbe Farma Tbk PT	60,700	6,613
Matahari Department Store Tbk PT	33,000	26,247
Media Nusantara Citra Tbk PT	42,300	4,348
Perusahaan Gas Negara Persero Tbk	299,400	50,018
PP Persero Tbk PT	26,000	4,929
Sawit Sumbermas Sarana Tbk PT	25,000	2,569
Semen Indonesia Persero Tbk PT	28,000	21,050
Telekomunikasi Indonesia Persero Tbk PT	231,300	60,482
Tower Bersama Infrastructure Tbk PT	6,500	2,632
Unilever Indonesia Tbk PT	12,400	44,606
United Tractors Tbk PT	17,200	39,978
Waskita Beton Precast Tbk PT	270,700	8,140
Waskita Karya Persero Tbk PT	41,500	7,445
Wijaya Karya Persero Tbk PT	47,400	5,784

Total Indonesia		703,008

Malaysia - 3.4%
AirAsia Bhd	27,900	28,347
AMMB Holdings Bhd	7,200	7,241
Astro Malaysia Holdings Bhd	16,800	8,687
Axiata Group Bhd	22,300	31,421
Berjaya Sports Toto Bhd	22,300	12,568
Bermaz Auto Bhd	9,100	5,082
British American Tobacco Malaysia Bhd	1,000	6,830
Bursa Malaysia Bhd	2,800	7,890
CIMB Group Holdings Bhd	22,300	41,452
Dialog Group Bhd	9,900	7,858
DiGi.Com Bhd	16,900	20,273
Felda Global Ventures Holdings Bhd	18,200	7,999
Fraser & Neave Holdings Bhd	1,100	9,493
Gamuda Bhd	9,000	12,053
Genting Malaysia Bhd	7,200	9,121
Genting Plantations Bhd	2,800	7,427
HAP Seng Consolidated Bhd	11,900	30,335
Hartalega Holdings Bhd	7,200	11,262
Hong Leong Bank Bhd	5,300	25,760
Hong Leong Financial Group Bhd	1,800	8,963
IJM Corp. Bhd	25,300	17,529
IOI Corp. Bhd	13,300	16,470
Kuala Lumpur Kepong Bhd	4,400	29,098
Magnum Bhd	18,200	8,611
Mah Sing Group Bhd	10,100	2,611
Malayan Banking Bhd	47,800	130,993
Malaysia Airports Holdings Bhd	4,300	9,838
Malaysian Resources Corp. Bhd	15,900	4,152
Maxis Bhd	10,700	15,878
MISC Bhd	8,300	15,128
Nestle Malaysia Bhd	800	31,954
Petronas Chemicals Group Bhd	23,400	49,970
Petronas Dagangan Bhd	2,600	16,724
Petronas Gas Bhd	1,800	8,302
Press Metal Aluminium Holdings Bhd	35,140	39,246
Public Bank Bhd	14,300	88,728
RHB Bank Bhd	7,900	10,682
Sime Darby Bhd	19,900	13,582
SP Setia Bhd Group	7,500	5,798
Sunway Bhd	9,849	3,870
Supermax Corp. Bhd	17,800	11,643
Telekom Malaysia Bhd	20,800	28,070
Tenaga Nasional Bhd	26,300	110,422
Top Glove Corp. Bhd	9,000	22,430
Tune Protect Group Bhd	6,900	1,427
YTL Corp. Bhd	84,300	29,422
YTL Power International Bhd	24,924	6,573

Total Malaysia		1,029,213

Mexico - 2.6%
Alfa S.A.B. de C.V. Class A	25,213	32,170
Alpek S.A.B. de C.V.	8,773	12,140
Alsea S.A.B. de C.V.	1,802	6,272
America Movil S.A.B. de C.V. Series L	108,637	102,665
Arca Continental S.A.B. de C.V.	2,271	15,640
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	17,622	25,245
Banregio Grupo Financiero S.A.B. de C.V.	601	3,685
Bolsa Mexicana de Valores S.A.B. de C.V.	6,007	11,432
Coca-Cola Femsa S.A.B. de C.V. Series L	3,909	25,747
Concentradora Fibra Danhos S.A. de C.V.	9,025	14,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Corp. Inmobiliaria Vesta S.A.B. de C.V.	5,257	$7,773
Fomento Economico Mexicano S.A.B. de C.V.	8,591	78,043
Gruma S.A.B. de C.V. Class B	662	7,564
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	4,819	23,404
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	4,520	44,481
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	495	8,310
Grupo Bimbo S.A.B. de C.V. Series A	1,652	3,600
Grupo Financiero Banorte S.A.B. de C.V. Class O	21,199	129,063
Grupo Financiero Inbursa S.A.B. de C.V. Class O	3,036	5,005
Grupo Herdez S.A.B. de C.V.	1,815	4,573
Grupo Mexico S.A.B. de C.V. Series B	17,223	57,132
Industrias Bachoco S.A.B. de C.V. Series B	1,966	10,264
Industrias Penoles S.A.B. de C.V.	298	5,996
Infraestructura Energetica Nova S.A.B. de C.V.	3,625	17,659
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	11,218	20,920
Macquarie Mexico Real Estate Management S.A. de C.V.*	7,154	8,003
Megacable Holdings S.A.B. de C.V. Series CPO	3,004	13,819
Mexichem S.A.B. de C.V.	5,239	15,969
Nemak S.A.B. de C.V.(a)	9,916	8,116
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,074	10,634
Rassini S.A.B. de C.V.	2,102	9,006
Wal-Mart de Mexico S.A.B. de C.V.	27,804	70,464

Total Mexico		809,731

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	2,540	3,286
Aboitiz Power Corp.	6,200	4,599
Ayala Corp.	720	13,081
Ayala Land, Inc.	12,600	9,925
Bank of the Philippine Islands	1,620	3,633
BDO Unibank, Inc.	11,871	31,624
D&L Industries, Inc.	17,000	3,766
DMCI Holdings, Inc.	61,300	14,286
Globe Telecom, Inc.	320	9,948
International Container Terminal Services, Inc.	5,120	9,813
Jollibee Foods Corp.	1,320	7,564
Manila Electric Co.	5,770	35,166
Manila Water Co., Inc.	6,500	3,463
Metropolitan Bank & Trust Co.	3,354	5,515
Nickel Asia Corp.	48,500	5,670
PLDT, Inc.	900	25,356
Semirara Mining & Power Corp.	13,190	7,660
SM Investments Corp.	1,800	31,634
SM Prime Holdings, Inc.	22,300	14,403
Universal Robina Corp.	3,680	10,720

Total Philippines		251,112

Poland - 0.9%
Asseco Poland S.A.	250	3,284
Bank Handlowy w Warszawie S.A.	556	12,272
Bank Pekao S.A.	1,590	57,235
Bank Zachodni WBK S.A.	252	26,647
CCC S.A.	90	6,127
Energa S.A.	2,673	7,515
Eurocash S.A.	502	3,444
KGHM Polska Miedz S.A.	781	19,796
Polski Koncern Naftowy Orlen S.A.	1,662	40,816
Polskie Gornictwo Naftowe i Gazownictwo S.A.	18,238	30,084
Powszechny Zaklad Ubezpieczen S.A.	4,457	54,325
Warsaw Stock Exchange	35	422

Total Poland		261,967

Russia - 7.7%
Gazprom Neft PJSC ADR	954	24,613
Gazprom PJSC ADR	110,323	536,832
Lukoil PJSC ADR	7,551	520,264
Magnit PJSC GDR Reg S	156	2,876
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	4,066	40,416
MegaFon PJSC GDR Reg S	6,164	60,962
MMC Norilsk Nickel PJSC ADR	11,444	212,114
Mobile TeleSystems PJSC ADR	10,840	123,468
Novatek PJSC GDR Reg S	613	83,981
Novolipetsk Steel PJSC GDR	3,643	90,711
PhosAgro PJSC GDR Reg S	1,373	19,963
Rosneft Oil Co. PJSC GDR Reg S	9,628	52,781
RusHydro PJSC ADR	16,690	20,996
Sberbank of Russia PJSC ADR	14,222	264,956
Severstal PJSC GDR Reg S	4,981	75,163
Sistema PJSC FC GDR Reg S	3,199	12,924
Tatneft PJSC ADR	3,319	209,495
VTB Bank PJSC GDR Reg S	6,934	13,577

Total Russia		2,366,092

Singapore - 0.1%
IGG, Inc.	14,000	19,158

South Africa - 7.9%
Aeci Ltd.	2,066	20,139
African Rainbow Minerals Ltd.	800	6,846
AngloGold Ashanti Ltd.	1,266	12,022
Aspen Pharmacare Holdings Ltd.	1,047	22,927
Assore Ltd.	564	13,899
AVI Ltd.	3,947	36,916
Barclays Africa Group Ltd.	5,592	89,529
Barloworld Ltd.	2,281	31,968
Bid Corp., Ltd.	1,417	30,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Bidvest Group Ltd. (The)	2,370	$44,825
Capitec Bank Holdings Ltd.	241	17,700
Clicks Group Ltd.	1,579	24,269
Coronation Fund Managers Ltd.	3,480	23,713
Discovery Ltd.	971	13,972
EOH Holdings Ltd.	412	1,495
Exxaro Resources Ltd.	2,362	21,727
FirstRand Ltd.	31,323	176,855
Foschini Group Ltd. (The)	3,055	57,690
Gold Fields Ltd.	3,175	12,857
Harmony Gold Mining Co., Ltd.	3,940	9,354
Hyprop Investments Ltd.	3,149	28,761
Imperial Holdings Ltd.	1,410	27,757
Investec Ltd.	2,574	20,047
JSE Ltd.	1,200	18,770
Kumba Iron Ore Ltd.	807	19,278
Liberty Holdings Ltd.(b)	1,957	20,736
Life Healthcare Group Holdings Ltd.	17,713	41,275
Mondi Ltd.	646	17,568
Mpact Ltd.	2,595	6,351
Mr. Price Group Ltd.	2,362	56,814
MTN Group Ltd.	27,856	279,812
Naspers Ltd. Class N	171	41,735
Nedbank Group Ltd.(b)	2,371	57,138
Netcare Ltd.	16,945	40,043
Omnia Holdings Ltd.	627	7,885
Pick n Pay Stores Ltd.	3,111	17,996
Pioneer Foods Group Ltd.	1,155	12,107
Rand Merchant Investment Holdings Ltd.	4,410	14,888
Raubex Group Ltd.	2,990	5,123
Remgro Ltd.	2,509	47,009
Resilient REIT Ltd.	164	692
Reunert Ltd.	3,286	20,655
RMB Holdings Ltd.	6,659	43,358
Sanlam Ltd.(b)	12,369	89,045
Santam Ltd.	610	16,784
Sappi Ltd.	2,136	13,737
Sasol Ltd.	4,982	169,545
Shoprite Holdings Ltd.	2,699	57,535
SPAR Group Ltd. (The)	2,076	35,490
Standard Bank Group Ltd.(b)	11,486	211,985
Telkom S.A. SOC Ltd.	5,726	25,584
Tiger Brands Ltd.	1,504	47,219
Tongaat Hulett Ltd.	1,249	10,715
Truworths International Ltd.	6,954	63,109
Tsogo Sun Holdings Ltd.	9,959	19,609
Vodacom Group Ltd.	6,786	87,666
Wilson Bayly Holmes-Ovcon Ltd.	523	6,842
Woolworths Holdings Ltd.	13,852	70,144

Total South Africa		2,440,334

South Korea - 10.9%
Able C&C Co., Ltd.*	236	4,185
Amorepacific Corp.	54	16,060
BGF Co., Ltd.	34	418
Binggrae Co., Ltd.	116	6,628
BNK Financial Group, Inc.	959	9,357
Cheil Worldwide, Inc.	280	4,728
CJ CheilJedang Corp.	20	6,032
CJ Corp.	28	4,177
Coway Co., Ltd.	726	61,164
Cuckoo Holdings Co., Ltd.	15	1,216
Daelim Industrial Co., Ltd.	98	6,840
Daesang Corp.	388	9,410
Daesang Holdings Co., Ltd.	529	4,725
DB Insurance Co., Ltd.	169	10,306
DGB Financial Group, Inc.	849	9,279
Dongkuk Steel Mill Co., Ltd.	384	3,639
Dongkuk Structures & Construction Co., Ltd.	601	2,805
DONGSUNG Corp.	2,195	13,818
Doosan Bobcat, Inc.	107	3,152
Doosan Corp.	107	10,691
Doosan Heavy Industries & Construction Co., Ltd.*	646	9,636
E-Mart, Inc.	36	9,237
Eugene Corp.	1,092	6,249
Grand Korea Leisure Co., Ltd.	316	7,619
GS Holdings Corp.	288	16,779
GS Retail Co., Ltd.	333	10,200
Hana Financial Group, Inc.	1,015	43,565
Hana Tour Service, Inc.	42	4,728
Hankook Tire Co., Ltd.	162	8,146
Hanon Systems	1,986	21,334
Hansol Paper Co., Ltd.	564	8,413
Hanwha Chemical Corp.	159	4,445
Hanwha Life Insurance Co., Ltd.	1,766	10,256
Hite Jinro Co., Ltd.	700	14,743
HMC Investment Securities Co., Ltd.	483	4,781
Huchems Fine Chemical Corp.	214	4,939
Hyosung Corp.	196	22,526
Hyundai Department Store Co., Ltd.	152	13,205
Hyundai Development Co-Engineering & Construction	425	15,331
Hyundai Elevator Co., Ltd.	64	4,785
Hyundai Engineering & Construction Co., Ltd.	352	14,431
Hyundai Glovis Co., Ltd.	145	22,990
Hyundai Marine & Fire Insurance Co., Ltd.	375	13,686
Hyundai Motor Co.	989	133,147
Hyundai Steel Co.	270	12,919
Hyundai Wia Corp.	117	6,070
iMarketKorea, Inc.	547	5,132
Industrial Bank of Korea	1,464	21,083
IS Dongseo Co., Ltd.	224	6,515
It’s Hanbul Co., Ltd.	118	7,517
Kangwon Land, Inc.	819	21,668
KB Financial Group, Inc.	1,365	77,733
Kginicis Co., Ltd.	484	9,536
Kia Motors Corp.	2,676	77,827
Kolon Industries, Inc.	79	4,995
Korea Aerospace Industries Ltd.*	253	11,856
Korea Electric Power Corp.	2,719	83,797
Korea Petrochemical Ind Co., Ltd.	19	5,312
Korea Zinc Co., Ltd.	45	20,222
Korean Reinsurance Co.	1,361	14,492
KT Corp. ADR	1,921	26,318
KT Skylife Co., Ltd.	522	5,975
KT&G Corp.	1,191	111,737

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Kumho Industrial Co., Ltd.	402	$4,205
Kumho Petrochemical Co., Ltd.	90	8,140
Kyobo Securities Co., Ltd.	664	6,086
LG Chem Ltd.	151	54,612
LG Corp.	494	39,904
LG Display Co., Ltd.	575	14,107
LG Electronics, Inc.	225	23,114
LG Hausys Ltd.	132	9,697
LG Household & Health Care Ltd.	16	18,133
LG International Corp.	171	4,380
LG Uplus Corp.	1,625	18,675
LIG Nex1 Co., Ltd.	20	903
Lotte Chemical Corp.	36	14,624
LOTTE Fine Chemical Co., Ltd.	126	8,357
Lotte Shopping Co., Ltd.	47	10,340
LS Corp.	209	14,608
LS Industrial Systems Co., Ltd.	198	11,406
Mando Corp.	27	5,877
Meritz Fire & Marine Insurance Co., Ltd.	505	9,973
Meritz Securities Co., Ltd.	2,143	8,595
Mirae Asset Daewoo Co., Ltd.	1,079	9,333
Mirae Asset Daewoo Co., Ltd. (Preference Shares)*	189	816
Mirae Asset Life Insurance Co., Ltd.	1,044	4,927
Muhak Co., Ltd.	457	7,460
NAVER Corp.	9	6,687
NCSoft Corp.	61	24,036
NH Investment & Securities Co., Ltd.	1,154	15,319
Paradise Co., Ltd.	414	8,156
Partron Co., Ltd.	710	5,795
POSCO	592	180,782
S-1 Corp.	81	7,516
S-Oil Corp.	494	55,615
Samsung C&T Corp.	81	10,639
Samsung Electro-Mechanics Co., Ltd.	177	17,519
Samsung Electronics Co., Ltd.	424	978,951
Samsung Fire & Marine Insurance Co., Ltd.	142	36,036
Samsung Life Insurance Co., Ltd.	240	26,119
Samsung SDS Co., Ltd.	27	6,472
Samsung Securities Co., Ltd.	359	13,253
Seah Besteel Corp.	137	3,316
Shinhan Financial Group Co., Ltd.	2,242	96,125
Shinsegae, Inc.	26	8,720
SK Discovery Co., Ltd.	24	934
SK Gas Ltd.	61	5,494
SK Holdings Co., Ltd.	153	42,488
SK Hynix, Inc.	1,053	80,316
SK Innovation Co., Ltd.	459	90,861
SK Materials Co., Ltd.	29	4,054
SK Networks Co., Ltd.	716	3,883
SK Telecom Co., Ltd.	450	98,579
SKC Co., Ltd.	141	5,060
ST Pharm Co., Ltd.	132	5,474
Sungwoo Hitech Co., Ltd.	2,146	12,805
Tongyang Life Insurance Co., Ltd.	777	5,423
Tongyang, Inc.	2,151	3,733
Woori Bank	2,085	28,657
Yuhan Corp.	35	7,290

Total South Korea		3,348,884

Taiwan - 21.5%
AcBel Polytech, Inc.	9,000	6,390
Accton Technology Corp.	8,000	26,505
Acer, Inc.*	26,000	22,026
Advanced Semiconductor Engineering, Inc.	63,749	91,829
Advantech Co., Ltd.	2,000	14,405
Aerospace Industrial Development Corp.	7,000	8,199
Arcadyan Technology Corp.	6,000	11,256
Asia Cement Corp.	25,000	24,480
Asustek Computer, Inc.	11,000	104,126
Aten International Co., Ltd.	6,000	19,570
AU Optronics Corp.	110,000	51,308
Catcher Technology Co., Ltd.	7,000	85,468
Cathay Financial Holding Co., Ltd.	62,000	111,637
Chang Hwa Commercial Bank Ltd.	11,250	6,540
Charoen Pokphand Enterprise	1,000	2,243
Chaun-Choung Technology Corp.	2,000	6,263
Cheng Shin Rubber Industry Co., Ltd.	25,000	40,342
Chicony Electronics Co., Ltd.	10,025	25,821
Chin-Poon Industrial Co., Ltd.	7,000	12,412
China Bills Finance Corp.	19,000	9,709
China Development Financial Holding Corp.	117,000	41,331
China Life Insurance Co., Ltd.	20,000	20,613
China Metal Products Co., Ltd.	6,000	6,050
China Steel Corp.	105,000	84,448
China Synthetic Rubber Corp.	16,500	26,428
Chroma ATE, Inc.	2,000	11,592
Chung-Hsin Electric & Machinery Manufacturing Corp.	24,000	18,109
Chunghwa Telecom Co., Ltd.	51,000	197,654
Cleanaway Co., Ltd.	2,000	13,033
Clevo Co.	9,000	9,075
Compal Electronics, Inc.	44,000	30,106
CTBC Financial Holding Co., Ltd.	145,720	105,953
CTCI Corp.	9,000	14,955
Delta Electronics, Inc.	17,000	76,088
Depo Auto Parts Ind Co., Ltd.	1,000	2,898
E.Sun Financial Holding Co., Ltd.	42,031	28,182
Eclat Textile Co., Ltd.	1,000	11,730
Elan Microelectronics Corp.	7,000	10,624
Elite Advanced Laser Corp.	1,000	3,824
Elite Material Co., Ltd.	3,000	9,651
Elite Semiconductor Memory Technology, Inc.	10,000	15,228
Eternal Materials Co., Ltd.	11,668	11,825
Eva Airways Corp.	9,000	4,646
Evergreen International Storage & Transport Corp.	17,000	7,696
Everlight Electronics Co., Ltd.	10,000	15,434

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Far Eastern Department Stores Ltd.	33,000	$18,392
Far Eastern International Bank	33,135	11,183
Far Eastern New Century Corp.	29,000	26,308
Far EasTone Telecommunications Co., Ltd.	19,000	50,959
Feng Hsin Steel Co., Ltd.	8,000	16,325
Feng TAY Enterprise Co., Ltd.	2,000	8,952
First Financial Holding Co., Ltd.	83,729	58,295
Flytech Technology Co., Ltd.	2,000	5,618
Formosa Chemicals & Fibre Corp.	61,000	226,995
Formosa International Hotels Corp.	1,000	5,196
Formosa Laboratories, Inc.	3,000	6,492
Formosa Petrochemical Corp.	20,000	81,284
Formosa Plastics Corp.	60,000	214,014
Formosan Union Chemical	17,000	11,136
Foxconn Technology Co., Ltd.	11,010	30,058
Fubon Financial Holding Co., Ltd.	56,000	96,416
Gemtek Technology Corp.	6,000	5,484
Getac Technology Corp.	8,000	11,592
Giant Manufacturing Co., Ltd.	2,000	10,495
Gigabyte Technology Co., Ltd.	11,000	25,201
Grape King Bio Ltd.	1,000	8,523
Great Wall Enterprise Co., Ltd.	7,000	8,295
Greatek Electronics, Inc.	9,000	17,687
HannStar Display Corp.	26,000	8,917
Highwealth Construction Corp.	19,000	29,422
Hon Hai Precision Industry Co., Ltd.	172,100	522,374
Hotai Motor Co., Ltd.	2,000	20,235
Hua Nan Financial Holdings Co., Ltd.	38,575	23,285
Huang Hsiang Construction Corp.	6,000	6,101
IEI Integration Corp.	8,000	10,467
Innolux Corp.	34,000	15,276
Inventec Corp.	52,000	41,287
Kenda Rubber Industrial Co., Ltd.	9,020	11,369
King Yuan Electronics Co., Ltd.	18,000	18,829
King’s Town Bank	18,000	22,842
Kinik Co.	8,000	21,401
Kinpo Electronics	33,000	11,658
Kinsus Interconnect Technology Corp.	9,000	17,224
Kung Long Batteries Industrial Co., Ltd.	1,000	5,025
LCY Chemical Corp.	11,000	16,713
Lien Hwa Industrial Corp.	9,276	12,471
Lite-On Technology Corp.	42,014	59,656
Long Chen Paper Co., Ltd.	18,710	20,919
Makalot Industrial Co., Ltd.	2,000	9,432
MediaTek, Inc.	10,000	116,782
Mega Financial Holding Co., Ltd.	110,000	95,072
Merida Industry Co., Ltd.	1,000	4,579
Merry Electronics Co., Ltd.	5,000	28,895
Micro-Star International Co., Ltd.	10,000	32,651
Namchow Holdings Co., Ltd.	2,000	4,177
Nan Kang Rubber Tire Co., Ltd.	9,000	8,026
Nan Ya Plastics Corp.	83,000	232,287
Nan Ya Printed Circuit Board Corp.*	10,000	11,644
Nantex Industry Co., Ltd.	10,000	8,317
Nanya Technology Corp.	16,000	50,485
Nien Made Enterprise Co., Ltd.	1,000	9,620
Novatek Microelectronics Corp.	9,000	40,899
Pan-International Industrial Corp.	12,000	8,972
Pegatron Corp.	35,000	87,629
Posiflex Technology, Inc.	1,000	4,613
Pou Chen Corp.	27,000	36,485
Powertech Technology, Inc.	8,000	25,160
President Chain Store Corp.	7,000	70,583
Prince Housing & Development Corp.	16,000	6,558
Qisda Corp.	25,000	18,863
Quanta Computer, Inc.	35,000	70,944
Radiant Opto-Electronics Corp.	7,000	17,262
Realtek Semiconductor Corp.	8,000	35,669
Rechi Precision Co., Ltd.	9,000	9,507
Ruentex Industries Ltd.*	1,000	1,934
Run Long Construction Co., Ltd.	7,000	12,244
ScinoPharm Taiwan Ltd.	2,000	2,356
Shin Kong Financial Holding Co., Ltd.	36,000	14,261
Shin Zu Shing Co., Ltd.	2,000	6,139
Shinkong Synthetic Fibers Corp.	26,000	8,623
Sigurd Microelectronics Corp.	11,000	14,034
Siliconware Precision Industries Co., Ltd.	19,000	33,104
SinoPac Financial Holdings Co., Ltd.	82,587	29,316
Sitronix Technology Corp.	2,000	5,995
Standard Foods Corp.	1,000	2,325
Sunspring Metal Corp.	6,000	7,346
Supreme Electronics Co., Ltd.	9,000	9,862
Syncmold Enterprise Corp.	9,000	20,866
Synnex Technology International Corp.	27,150	40,506
Systex Corp.	7,000	15,317
Taichung Commercial Bank Co., Ltd.	37,000	12,944
Taishin Financial Holding Co., Ltd.	46,000	22,482
Taiwan Cement Corp.	37,000	46,382
Taiwan Cogeneration Corp.	11,000	10,167
Taiwan Cooperative Financial Holding Co., Ltd.	46,888	27,660
Taiwan Fertilizer Co., Ltd.	19,000	25,447
Taiwan FU Hsing Industrial Co., Ltd.	9,000	11,390
Taiwan High Speed Rail Corp.	9,000	6,914
Taiwan Hon Chuan Enterprise Co., Ltd.	6,000	11,462
Taiwan Mobile Co., Ltd.	19,000	71,681
Taiwan PCB Techvest Co., Ltd.	7,000	7,130
Taiwan Secom Co., Ltd.	7,000	21,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Taiwan Semiconductor Manufacturing Co., Ltd.	145,000	$1,230,836
Taiwan Styrene Monomer	19,000	14,076
Teco Electric and Machinery Co., Ltd.	17,000	14,314
Tong Hsing Electronic Industries Ltd.	4,000	16,943
Tong Yang Industry Co., Ltd.	2,000	3,581
Topco Scientific Co., Ltd.	1,097	3,236
Transcend Information, Inc.	2,000	5,927
Tripod Technology Corp.	9,000	30,250
TSRC Corp.	7,000	7,346
Tung Ho Steel Enterprise Corp.	9,000	7,748
TXC Corp.	10,000	13,410
Uni-President Enterprises Corp.	37,000	87,560
United Microelectronics Corp.	90,000	47,844
USI Corp.	16,000	7,984
Walsin Lihwa Corp.	25,000	15,005
Wan Hai Lines Ltd.	8,000	4,925
Winbond Electronics Corp.	24,446	16,391
Wistron Corp.	36,535	31,201
Wistron NeWeb Corp.	7,179	19,131
WPG Holdings Ltd.	24,000	31,526
WT Microelectronics Co., Ltd.	8,645	13,935
Yuanta Financial Holding Co., Ltd.	73,000	33,424
Yulon Motor Co., Ltd.	16,000	12,402
Yulon Nissan Motor Co., Ltd.	6,000	54,944
YungShin Global Holding Corp.	10,000	14,250
Zeng Hsing Industrial Co., Ltd.	2,000	8,952
Zinwell Corp.	7,000	6,566

Total Taiwan		6,606,481

Thailand - 3.8%
Advanced Info Service PCL NVDR	21,300	141,682
Airports of Thailand PCL NVDR	26,200	56,556
Bangkok Dusit Medical Services PCL NVDR	10,000	7,515
Bangkok Expressway & Metro PCL	63,800	14,588
Bangkok Land PCL NVDR	267,200	15,894
Banpu PCL NVDR	14,544	9,442
BTS Group Holdings PCL NVDR	53,200	14,206
Bumrungrad Hospital PCL NVDR	1,600	10,899
Central Pattana PCL NVDR	7,400	18,459
Charoen Pokphand Foods PCL NVDR	21,600	17,442
CP ALL PCL NVDR	18,000	50,656
Delta Electronics Thailand PCL NVDR	3,800	8,264
Electricity Generating PCL NVDR	2,600	19,290
Glow Energy PCL NVDR	7,400	20,352
Hana Microelectronics PCL NVDR	9,000	9,282
Home Product Center PCL NVDR	49,600	22,524
Indorama Ventures PCL NVDR	15,100	27,645
Intouch Holdings PCL NVDR	27,100	50,265
IRPC PCL NVDR	65,500	15,500
Jasmine International PCL NVDR	24,300	4,779
Kasikornbank PCL NVDR	5,300	35,932
Kiatnakin Bank PCL NVDR	9,000	21,082
Krung Thai Bank PCL NVDR	54,700	33,061
Land & Houses PCL NVDR	51,000	17,125
Minor International PCL NVDR	7,200	8,807
PTT Exploration & Production PCL NVDR	12,800	46,869
PTT Global Chemical PCL NVDR	23,300	70,414
PTT PCL NVDR	10,000	176,527
Ratchaburi Electricity Generating Holding PCL NVDR	7,200	12,031
Robinson PCL NVDR	6,900	13,957
Siam Cement PCL (The) NVDR	1,800	28,782
Siam City Cement PCL NVDR	677	5,651
Siam Commercial Bank PCL (The) NVDR	7,800	35,670
Star Petroleum Refining PCL NVDR	21,800	11,154
Supalai PCL NVDR	18,000	12,376
Thai Oil PCL NVDR	9,000	26,407
Thanachart Capital PCL NVDR	11,700	20,111
Tipco Asphalt PCL NVDR	5,100	2,822
Tisco Financial Group PCL NVDR	9,000	25,831
TMB Bank PCL NVDR	197,500	16,169
TTW PCL NVDR	26,300	10,177

Total Thailand		1,166,195

Turkey - 1.5%
Akbank Turk AS	8,087	19,496
Akcansa Cimento AS	1,896	5,097
Aksa Akrilik Kimya Sanayii AS	1,688	7,069
Albaraka Turk Katilim Bankasi AS	17,581	6,968
Anadolu Efes Biracilik ve Malt Sanayii AS	970	6,557
Arcelik AS	665	2,997
BIM Birlesik Magazalar AS	755	13,703
Enka Insaat ve Sanayi AS	12,351	17,179
Eregli Demir ve Celik Fabrikalari TAS	30,196	79,884
Ford Otomotiv Sanayi AS	1,373	21,593
Haci Omer Sabanci Holding AS	4,749	12,588
Is Gayrimenkul Yatirim Ortakligi AS	23,855	7,708
KOC Holding AS	2,612	10,774
Kordsa Teknik Tekstil AS	1,886	3,828
Petkim Petrokimya Holding AS	12,186	25,040
Soda Sanayii AS	4,491	6,258
Tat Gida Sanayi AS	2,781	4,016
TAV Havalimanlari Holding AS	2,384	14,371
Tofas Turk Otomobil Fabrikasi AS	1,446	9,870
Trakya Cam Sanayii AS	4,691	6,087
Tupras Turkiye Petrol Rafinerileri AS	2,926	80,067

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2018

Investments	Shares	Value
Turkcell Iletisim Hizmetleri AS	15,801	$60,429
Turkiye Garanti Bankasi AS	4,901	13,535
Turkiye Halk Bankasi AS	2,028	4,582
Turkiye Is Bankasi AS Group C	8,457	15,243
Turkiye Sise ve Cam Fabrikalari AS	5,896	7,680

Total Turkey		462,619

TOTAL COMMON STOCKS (Cost: $27,034,514)		30,618,512

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $347,035)(d)	347,035	347,035

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $27,381,549)		30,965,547
Other Assets less Liabilities - (0.8)%		(238,928)

NET ASSETS - 100.0%		$30,726,619

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)

At March 31, 2018, the total market value of the Fund’s securities on loan was $363,682 and the total market value of the collateral held by the Fund was $384,900. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $37,865.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	4/3/2018	7,000	USD	82,858	ZAR	$7	$—

CURRENCY LEGEND

USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Domestic Economy Fund (EDOM)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

Austria - 3.1%
Erste Group Bank AG*	4,462	$223,894
Oesterreichische Post AG	2,047	101,657
OMV AG	2,975	172,988
Raiffeisen Bank International AG*	4,111	159,716
UNIQA Insurance Group AG	12,048	139,801
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,270	42,453
Voestalpine AG	2,369	124,028
Wienerberger AG	6,532	163,238

Total Austria		1,127,775

Belgium - 4.4%
Ackermans & van Haaren N.V.	1,011	176,809
Ageas	2,851	147,125
bpost S.A.	4,669	105,426
Cofinimmo S.A.	919	119,127
D’ieteren S.A./N.V.	1,725	69,797
Econocom Group S.A./N.V.	14,169	103,683
Euronav N.V.	15,387	127,451
KBC Group N.V.	3,357	291,975
Telenet Group Holding N.V.*	1,587	105,884
Tessenderlo Group S.A.*	482	20,184
Umicore S.A.	3,307	174,601
Warehouses De Pauw CVA	1,218	151,294

Total Belgium		1,593,356

Finland - 5.2%
Caverion Oyj*(a)	15,800	119,213
Citycon Oyj	30,639	68,844
Cramo Oyj	4,946	103,104
Metsa Board Oyj	8,234	82,582
Neste Oyj	2,922	203,399
Nokian Renkaat Oyj(a)	3,518	159,652
Outokumpu Oyj(a)	10,530	71,771
Ramirent Oyj	10,718	88,250
Sampo Oyj Class A	3,150	175,338
Sanoma Oyj	7,152	83,781
Stora Enso Oyj Class R(a)	10,580	194,201
Tieto Oyj	669	22,281
UPM-Kymmene Oyj	8,742	323,616
Uponor Oyj	5,105	85,198
YIT Oyj	7,796	65,198

Total Finland		1,846,428

France - 24.7%
Accor S.A.	3,910	210,862
Aeroports de Paris	896	195,044
Air France-KLM*	6,031	66,829
Alstom S.A.	1,863	83,881
Alten S.A.	2,116	203,635
Altran Technologies S.A.(a)	5,519	81,586
Amundi S.A.(b)	1,540	123,600
Atos SE	1,195	163,281
AXA S.A.	10,580	281,055
Beneteau S.A.	4,990	108,379
BNP Paribas S.A.	6,072	449,329
Bollore S.A.	16,374	87,196
Bollore S.A.*	10	53
Bouygues S.A.	3,058	153,106
Capgemini SE	1,494	185,945
Cie de Saint-Gobain	4,898	258,180
Cie Plastic Omnium S.A.	2,208	105,633
CNP Assurances	6,670	168,164
Coface S.A.	11,338	129,540
Credit Agricole S.A.	10,372	168,443
Derichebourg S.A.	8,602	75,588
Edenred	4,047	140,556
Eiffage S.A.	1,955	222,355
Elior Group S.A.(a)(b)	5,036	109,378
Elis S.A.	2,851	70,477
Eurazeo S.A.	2,047	188,183
Europcar Groupe S.A.(b)	10,626	118,008
Eutelsat Communications S.A.	2,118	41,938
Faurecia S.A.	3,211	259,532
Fnac Darty S.A.*	1,563	167,332
Fonciere Des Regions	1,126	124,148
Getlink SE	8,958	127,797
ICADE	73	7,084
JCDecaux S.A.	3,446	119,768
Klepierre S.A.	689	27,751
Lagardere SCA	4,577	130,593
LISI	1,725	69,373
Maisons du Monde S.A.(b)	1,494	54,497
Metropole Television S.A.	5,865	150,898
Natixis S.A.	15,410	126,182
Nexans S.A.	1,310	67,666
Nexity S.A.*	1,748	111,896
Peugeot S.A.	10,004	240,532
Renault S.A.	1,586	192,128
Rexel S.A.	7,014	118,610
Societe Generale S.A.	5,243	284,748
Sopra Steria Group	1,011	206,028
SPIE S.A.	3,173	70,125
Television Francaise 1	6,922	93,899
Thales S.A.	1,679	204,303
TOTAL S.A.	11,144	632,233
Unibail-Rodamco SE(a)	345	78,771
Vicat S.A.	1,080	81,487
Vinci S.A.	3,795	372,916
Vivendi S.A.	4,441	114,697
Wendel S.A.	1,333	207,711
Worldline S.A.*(b)	3,979	201,909

Total France		8,834,838

Germany - 24.2%
Aareal Bank AG	2,296	109,392
Allianz SE Registered Shares	2,506	565,240
alstria office REIT-AG	5,818	91,087
AURELIUS Equity Opportunities SE & Co. KGaA(a)	1,011	70,375
Aurubis AG	827	69,447
Axel Springer SE	1,725	144,262
BayWa AG	851	29,985
Bechtle AG	2,485	201,097
bet-at-home.com AG	314	26,472
Bilfinger SE	3,426	155,898
Commerzbank AG*	9,176	118,990
Continental AG	689	190,064
CropEnergies AG	8,188	52,163
CTS Eventim AG & Co. KGaA	3,334	156,058

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

March 31, 2018

Investments	Shares	Value
Deutsche Bank AG Registered Shares	10,628	$148,040
Deutsche Boerse AG	2,254	306,592
Deutsche Lufthansa AG Registered Shares	5,335	170,199
Deutsche Post AG Registered Shares	7,934	346,591
Deutsche Wohnen SE Bearer Shares	3,653	170,271
Diebold Nixdorf AG*	229	18,926
DMG MORI AG	2,851	163,394
ElringKlinger AG	2,120	39,474
Fielmann AG	1,564	126,373
Fraport AG Frankfurt Airport Services Worldwide	1,640	161,558
Fuchs Petrolub SE	1,609	81,825
Hamburger Hafen und Logistik AG	3,795	85,178
Hella GmbH & Co. KGaA	1,840	120,840
Hugo Boss AG	1,656	144,112
Indus Holding AG	1,978	138,417
Jenoptik AG	2,341	82,687
KION Group AG	1,540	143,449
Kloeckner & Co. SE	12,742	159,842
LEG Immobilien AG	1,126	126,489
Leoni AG	2,779	177,450
MAN SE	1,011	117,810
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	1,034	240,154
Nemetschek SE	1,563	174,925
Nordex SE*	9,984	86,811
PATRIZIA Immobilien AG*	3,521	77,945
Pfeiffer Vacuum Technology AG	574	89,160
ProSiebenSat.1 Media SE	2,851	98,808
Rheinmetall AG	1,538	218,186
Salzgitter AG	2,441	124,706
Scout24 AG(b)	3,196	148,734
Siemens AG Registered Shares	3,127	398,111
Sixt SE	2,030	219,825
Stroeer SE & Co. KGaA	1,840	128,421
Takkt AG	3,012	68,530
Talanx AG	2,139	92,967
Tele Columbus AG*(b)	5,496	59,279
ThyssenKrupp AG	4,967	129,443
TLG Immobilien AG	4,485	123,004
TUI AG	4,782	102,361
United Internet AG Registered Shares	2,116	132,981
Volkswagen AG	643	128,583
VTG AG	1,955	110,480
Wacker Neuson SE	4,929	170,583
Washtec AG	873	83,101
Wirecard AG	1,629	192,169
Wuestenrot & Wuerttembergische AG	4,234	99,874
Zalando SE*(b)	2,622	142,788

Total Germany		8,651,976

Ireland - 2.9%
Bank of Ireland Group PLC*	15,174	132,685
Dalata Hotel Group PLC*	25,660	195,659
Irish Continental Group PLC	14,144	99,500
Kingspan Group PLC	2,507	106,063
Paddy Power Betfair PLC	1,449	148,712
Permanent TSB Group Holdings PLC*	21,918	53,912
Ryanair Holdings PLC ADR*	1,333	163,759
Smurfit Kappa Group PLC	2,989	121,015

Total Ireland		1,021,305

Italy - 17.1%
Anima Holding SpA(b)	22,493	152,423
Ansaldo STS SpA*	7,474	115,450
Assicurazioni Generali SpA	8,418	161,764
ASTM SpA	2,991	75,225
Atlantia SpA	4,002	123,785
Azimut Holding SpA	6,026	129,286
Banca Generali SpA	3,587	115,581
Banca IFIS SpA	3,449	132,682
Banca Mediolanum SpA	9,314	81,100
Banca Popolare di Sondrio SCPA	38,751	153,363
Banco BPM SpA*	38,702	134,083
Biesse SpA	2,754	163,254
BPER Banca	25,825	143,877
Brembo SpA	13,431	207,137
Buzzi Unicem SpA	5,396	126,156
Cerved Information Solutions SpA	12,305	153,300
CIR-Compagnie Industriali Riunite SpA	49,626	65,671
Credito Emiliano SpA	11,361	99,343
Datalogic SpA	3,104	97,154
De’ Longhi SpA	3,772	111,893
Enav SpA(b)	10,027	53,446
Eni SpA	14,950	262,703
FinecoBank Banca Fineco SpA	11,798	141,731
Industria Macchine Automatiche SpA	1,057	102,761
Intesa Sanpaolo SpA	87,544	317,992
Intesa Sanpaolo SpA RSP	43,260	163,760
Italmobiliare SpA	2,484	69,806
Leonardo SpA	5,703	65,776
Mediaset SpA*	27,894	106,759
Mediobanca Banca di Credito Finanziario SpA	10,350	121,536
OVS SpA(b)	22,877	140,170
Poste Italiane SpA(b)	21,826	199,173
Prysmian SpA	5,381	168,754
RAI Way SpA(b)	15,754	87,285
Saras SpA	30,838	67,622
Snam SpA	27,095	124,394
Societa Cattolica di Assicurazioni SC	11,706	124,531
Societa Iniziative Autostradali e Servizi SpA	7,153	133,100
Technogym SpA(b)	8,234	97,215
Tod’s SpA(a)	1,173	85,114
UniCredit SpA*	10,814	225,934
Unione di Banche Italiane SpA	32,172	146,832
Unipol Gruppo SpA	39,534	193,414
UnipolSai Assicurazioni SpA	35,851	85,229
Yoox Net-A-Porter Group SpA*	5,980	278,000

Total Italy		6,105,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Domestic Economy Fund (EDOM)

March 31, 2018

Investments	Shares	Value
Netherlands - 6.9%
Aalberts Industries N.V.	4,347	$221,117
ABN AMRO Group N.V. CVA(b)	7,589	228,387
Aegon N.V.	22,349	150,513
Altice N.V. Class A*	5,923	48,791
ASR Nederland N.V.	2,991	127,717
Boskalis Westminster	2,116	61,936
Euronext N.V.(b)	2,713	198,193
Flow Traders(b)	3,495	148,808
GrandVision N.V.(b)	3,702	84,320
IMCD Group N.V.	1,955	120,026
ING Groep N.V.	23,525	396,372
Intertrust N.V.(b)	3,452	71,493
Koninklijke BAM Groep N.V.(a)	9,452	43,987
NN Group N.V.	3,059	135,587
PostNL N.V.	18,095	67,697
Randstad Holding N.V.(a)	1,932	126,930
Steinhoff International Holdings N.V.	26,819	7,388
TKH Group N.V. CVA	2,987	191,025
TomTom N.V.*	6,118	56,311

Total Netherlands		2,486,598

Portugal - 1.8%
Altri, SGPS, S.A.	14,514	96,747
Banco Comercial Portugues S.A. Registered Shares*	469,907	157,193
Corticeira Amorim, SGPS, S.A.	3,820	48,859
Navigator Co. S.A. (The)	19,366	114,037
NOS, SGPS, S.A.	31,971	188,341
Semapa-Sociedade de Investimento e Gestao	2,341	53,321

Total Portugal		658,498

Spain - 9.0%
Abertis Infraestructuras S.A.	5,335	119,546
Aena SME S.A.(b)	827	166,446
Amadeus IT Group S.A.	3,564	262,904
Atresmedia Corp. de Medios de Comunicacion S.A.	11,730	111,731
Banco de Sabadell S.A.	48,779	99,645
Bankia S.A.	9,245	41,375
Bankinter S.A.(a)	16,652	171,126
Bolsas y Mercados Espanoles SHMSF S.A.	2,943	99,535
CaixaBank S.A.	36,889	175,665
Cia de Distribucion Integral Logista Holdings S.A.	3,933	83,196
Cie Automotive S.A.	4,806	171,409
Enagas S.A.	3,104	84,862
Ferrovial S.A.	4,212	87,881
Fomento de Construcciones y Contratas S.A.*	8,556	104,595
Grupo Catalana Occidente S.A.	4,347	189,254
Indra Sistemas S.A.*	6,831	94,345
Industria de Diseno Textil S.A.	6,670	208,605
Liberbank S.A.*	137,799	75,381
Mediaset Espana Comunicacion S.A.	9,889	100,531
Melia Hotels International S.A.	10,050	142,016
NH Hotel Group S.A.	17,411	136,722
Parques Reunidos Servicios Centrales SAU(b)	5,313	83,768
Repsol S.A.	9,384	166,362
Sacyr S.A.	42,660	113,902
Zardoya Otis S.A.	12,466	125,410

Total Spain		3,216,212

United Kingdom - 0.5%
International Consolidated Airlines Group S.A.	19,320	166,800

TOTAL COMMON STOCKS (Cost: $35,948,951)		35,709,350

RIGHTS - 0.0%

France - 0.0%
Altran Technologies S.A., expiring 4/9/18*(a)	5,039	8,429

Italy - 0.0%
Anima Holding SpA, expiring 4/12/18*	20,537	7,830

TOTAL RIGHTS (Cost: $0)		16,259

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.2%

United States - 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $770,797)(d)	770,797	770,797

TOTAL INVESTMENTS IN SECURITIES - 102.0% (Cost: $36,719,748)		36,496,406
Other Assets less Liabilities - (2.0)%		(723,875)

NET ASSETS - 100.0%		$35,772,531

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)

At March 31, 2018, the total market value of the Fund’s securities on loan was $898,529 and the total market value of the collateral held by the Fund was $956,915. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $186,118.

ADR    -  American Depositary Receipt

CVA    -  Certificaten Van Aandelen (Certificate of Stock)

RSP     -  Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Domestic Economy Fund (EDOM)

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	4/3/2018	10,807	USD	8,750	EUR	$46	$—

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

Australia - 1.9%
Aristocrat Leisure Ltd.	10,903	$201,217
Australia & New Zealand Banking Group Ltd.	16,598	341,968
BHP Billiton Ltd.	22,634	489,765
Brambles Ltd.	28,192	215,814
Commonwealth Bank of Australia	8,320	461,472
CSL Ltd.	3,206	382,301
Macquarie Group Ltd.	3,520	277,832
National Australia Bank Ltd.	14,870	324,958
QBE Insurance Group Ltd.	17,540	129,563
Telstra Corp., Ltd.	48,103	115,858
Westpac Banking Corp.	17,494	384,045
Woolworths Group Ltd.	11,158	225,010

Total Australia		3,549,803

Austria - 0.1%
Raiffeisen Bank International AG*	3,276	127,276

Belgium - 0.5%
Ageas	5,248	270,821
Anheuser-Busch InBev S.A.	4,160	456,772
KBC Group N.V.	1,972	171,515

Total Belgium		899,108

Brazil - 0.5%
Ambev S.A.	28,488	206,314
B3 S.A. - Brasil Bolsa Balcao	27,593	221,584
Banco do Brasil S.A.	6,400	79,008
BR Malls Participacoes S.A.	29,193	102,328
Kroton Educacional S.A.	8,419	34,450
Petroleo Brasileiro S.A.*	21,724	152,688
Vale S.A.	15,663	198,922

Total Brazil		995,294

Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B	3,328	148,866
ARC Resources Ltd.(a)	6,854	74,640
Bank of Nova Scotia (The)	4,416	271,828
Barrick Gold Corp.	12,402	154,394
Canadian Imperial Bank of Commerce	1,984	175,001
Canadian National Railway Co.	3,712	271,105
Canadian Natural Resources Ltd.	8,662	272,105
Canadian Pacific Railway Ltd.	1,088	191,734
Cenovus Energy, Inc.	8,692	73,959
Enbridge, Inc.	9,996	314,166
George Weston Ltd.	2,432	195,654
Hydro One Ltd.(b)	11,381	184,674
Industrial Alliance Insurance & Financial Services, Inc.	5,056	207,848
Intact Financial Corp.	2,616	196,436
Loblaw Cos. Ltd.	2,880	145,402
Magna International, Inc.	4,096	230,558
Manulife Financial Corp.	11,798	218,893
Metro, Inc.	6,641	211,708
Nutrien Ltd.(a)	7,035	332,256
Royal Bank of Canada	5,248	405,104
Saputo, Inc.	4,800	153,950
Shopify, Inc. Class A*	1,100	136,786
SNC-Lavalin Group, Inc.	4,352	190,958
Suncor Energy, Inc.	9,472	326,864
Toronto-Dominion Bank (The)	5,602	317,675
TransCanada Corp.	5,056	208,946
Wheaton Precious Metals Corp.	9,083	184,936

Total Canada		5,796,446

Chile - 0.1%
Banco Santander Chile	1,588,381	133,899

China - 2.5%
AAC Technologies Holdings, Inc.	2,500	45,105
Bank of China Ltd. Class H	579,000	311,326
China Conch Venture Holdings Ltd.	92,000	280,749
China Construction Bank Corp. Class H	564,000	579,213
China Evergrande Group*(a)	15,000	47,208
China Life Insurance Co., Ltd. Class H	64,000	176,140
China Mobile Ltd.	30,500	279,611
China Petroleum & Chemical Corp. Class H	256,000	224,742
CNOOC Ltd.	192,000	282,803
Country Garden Holdings Co., Ltd.	64,000	131,779
Hengan International Group Co., Ltd.	25,500	236,210
Industrial & Commercial Bank of China Ltd. Class H	499,000	427,898
Ping An Insurance Group Co. of China Ltd. Class H	8,000	81,342
Sunac China Holdings Ltd.	16,000	61,771
Sunny Optical Technology Group Co., Ltd.	7,800	144,008
Tencent Holdings Ltd.	26,700	1,393,464

Total China		4,703,369

Denmark - 0.6%
ISS A/S	9,102	335,793
Jyske Bank A/S Registered Shares	1,549	91,444
Novo Nordisk A/S Class B	9,520	467,290
Pandora A/S	1,404	150,526
Vestas Wind Systems A/S	1,350	95,733

Total Denmark		1,140,786

Finland - 0.3%
Elisa Oyj(a)	7,811	353,226
Nokia Oyj	45,813	252,699

Total Finland		605,925

France - 3.7%
Accor S.A.	4,288	231,247
Air Liquide S.A.	2,314	283,108
Airbus SE	3,510	404,913
Arkema S.A.	2,176	283,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2018

Investments	Shares	Value
Atos SE	1,600	$218,618
AXA S.A.	9,740	258,741
BNP Paribas S.A.	5,568	412,033
Capgemini SE	2,176	270,827
Danone S.A.	3,131	253,104
Engie S.A.	13,206	220,152
Essilor International Cie Generale d’Optique S.A.	1,600	215,667
Legrand S.A.	3,200	250,693
LVMH Moet Hennessy Louis Vuitton SE	1,536	472,640
Orange S.A.	13,846	234,738
Publicis Groupe S.A.	2,432	169,231
Sanofi	5,056	406,230
Schneider Electric SE*	3,584	314,451
Societe Generale S.A.	4,416	239,834
TOTAL S.A.	9,895	561,373
Unibail-Rodamco SE	1,024	233,801
Valeo S.A.	3,008	198,435
Veolia Environnement S.A.	12,851	304,164
Vinci S.A.	3,200	314,448
Vivendi S.A.	8,177	211,186

Total France		6,963,306

Germany - 3.2%
adidas AG	1,332	322,144
Allianz SE Registered Shares	2,048	461,936
BASF SE	4,683	474,977
Bayer AG Registered Shares	3,840	433,490
Daimler AG Registered Shares	4,864	412,578
Deutsche Bank AG Registered Shares	12,438	173,252
Deutsche Telekom AG Registered Shares	16,790	273,602
Deutsche Wohnen SE Bearer Shares	6,658	310,338
E.ON SE	13,679	151,745
Fresenius SE & Co. KGaA	2,944	224,699
HeidelbergCement AG	2,240	219,783
Infineon Technologies AG	12,054	322,287
Linde AG*	1,536	323,216
MTU Aero Engines AG	1,662	279,621
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	1,138	264,309
RWE AG*	5,700	140,624
SAP SE	4,672	488,226
Siemens AG Registered Shares	3,897	496,143
ThyssenKrupp AG	5,488	143,020

Total Germany		5,915,990

Hong Kong - 1.0%
AIA Group Ltd.	64,000	541,467
CK Asset Holdings Ltd.	32,000	268,491
CK Hutchison Holdings Ltd.	31,000	370,896
CLP Holdings Ltd.	30,500	310,507
Hong Kong Exchanges & Clearing Ltd.	10,900	354,431

Total Hong Kong		1,845,792

India - 0.9%
Axis Bank Ltd.	19,901	155,768
IndusInd Bank Ltd.	10,585	291,599
Infosys Ltd.	16,278	282,474
Larsen & Toubro Ltd.	13,536	272,062
Maruti Suzuki India Ltd.	2,227	302,563
Reliance Industries Ltd.	23,064	312,145

Total India		1,616,611

Ireland - 0.3%
CRH PLC	2,765	93,753
Experian PLC	8,384	180,827
Kingspan Group PLC	3,532	149,428
Smurfit Kappa Group PLC	3,979	161,096

Total Ireland		585,104

Israel - 0.0%
Teva Pharmaceutical Industries Ltd.	4,164	70,640

Italy - 0.8%
Assicurazioni Generali SpA	11,222	215,647
Banco BPM SpA*	17,530	60,732
Eni SpA	18,006	316,403
Intesa Sanpaolo SpA	91,232	331,388
Snam SpA	60,547	277,973
UniCredit SpA*	10,787	225,370

Total Italy		1,427,513

Japan - 8.3%
Ajinomoto Co., Inc.	10,800	194,826
Asahi Group Holdings Ltd.	6,000	321,015
Astellas Pharma, Inc.	19,200	291,746
Bandai Namco Holdings, Inc.	6,400	204,607
Bridgestone Corp.	6,400	278,507
Daiichi Sankyo Co., Ltd.	6,100	202,760
FANUC Corp.	300	74,951
Hitachi Ltd.	54,000	387,470
Honda Motor Co., Ltd.	12,600	431,374
ITOCHU Corp.	13,400	258,487
Japan Exchange Group, Inc.	11,400	210,635
Japan Tobacco, Inc.	6,000	171,227
Kao Corp.	5,500	410,212
KDDI Corp.	12,800	325,627
Keyence Corp.	200	123,178
Kintetsu Group Holdings Co., Ltd.	6,700	261,763
Kirin Holdings Co., Ltd.	12,500	330,689
Komatsu Ltd.	6,600	217,518
Kubota Corp.	12,800	222,059
Mitsubishi Chemical Holdings Corp.	32,000	306,911
Mitsubishi Corp.	12,800	340,070
Mitsubishi Electric Corp.	19,200	306,821
Mitsubishi Heavy Industries Ltd.	5,900	225,182
Mitsubishi UFJ Financial Group, Inc.	71,500	468,128
Mitsui & Co., Ltd.	19,200	326,770
Mizuho Financial Group, Inc.(a)	160,000	288,105
Nagoya Railroad Co., Ltd.(a)	12,700	321,709
Nidec Corp.	700	105,971
Nikon Corp.	13,400	239,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2018

Investments	Shares	Value
Nintendo Co., Ltd.	200	$87,748
Nippon Steel & Sumitomo Metal Corp.	6,800	147,573
Nippon Telegraph & Telephone Corp.	6,400	294,996
Nisshin Seifun Group, Inc.	19,200	378,764
Nomura Holdings, Inc.	32,000	183,906
NTT DOCOMO, Inc.	11,500	290,825
Odakyu Electric Railway Co., Ltd.	11,400	230,465
Oji Holdings Corp.	61,000	388,886
Olympus Corp.	6,100	230,578
Otsuka Holdings Co., Ltd.	6,100	303,595
Panasonic Corp.	19,200	271,436
Recruit Holdings Co., Ltd.	12,700	313,350
Seven & I Holdings Co., Ltd.	6,400	272,730
Shionogi & Co., Ltd.	5,700	293,977
SMC Corp.	200	80,094
SoftBank Group Corp.	5,200	381,676
Sony Corp.	7,000	336,342
Subaru Corp.	6,000	196,841
Sumitomo Mitsui Financial Group, Inc.	6,700	280,411
Sumitomo Mitsui Trust Holdings, Inc.	6,100	246,810
Suzuki Motor Corp.	5,400	289,574
Tobu Railway Co., Ltd.	12,800	387,551
Tokio Marine Holdings, Inc.	6,400	287,233
Tokyo Gas Co., Ltd.	11,400	302,070
Toshiba Corp.*	13,000	37,405
Toyo Suisan Kaisha Ltd.	6,900	271,199
Toyota Motor Corp.	12,800	823,485
Yakult Honsha Co., Ltd.	1,000	74,565

Total Japan		15,531,675

Malaysia - 0.1%
CIMB Group Holdings Bhd	50,100	92,739
Genting Malaysia Bhd	116,400	145,952

Total Malaysia		238,691

Netherlands - 1.1%
Akzo Nobel N.V.	2,762	260,674
ASML Holding N.V.	2,244	441,979
ING Groep N.V.	18,070	304,460
Koninklijke Ahold Delhaize N.V.	3,020	71,468
Koninklijke DSM N.V.	2,824	280,071
Koninklijke KPN N.V.	55,416	166,090
Koninklijke Philips N.V.	5,760	220,771
Wolters Kluwer N.V.	4,288	227,767

Total Netherlands		1,973,280

Norway - 0.2%
Orkla ASA	27,334	292,943

Poland - 0.0%
Polski Koncern Naftowy Orlen S.A.	3,058	75,100

Singapore - 0.4%
City Developments Ltd.	12,500	123,923
DBS Group Holdings Ltd.	7,000	146,801
Oversea-Chinese Banking Corp., Ltd.	7,700	75,280
Singapore Exchange Ltd.	38,400	215,822
Venture Corp., Ltd.	7,900	169,350

Total Singapore		731,176

South Africa - 0.6%
FirstRand Ltd.	26,527	149,776
MTN Group Ltd.	11,186	112,363
Naspers Ltd. Class N	1,860	453,957
Remgro Ltd.	5,877	110,112
Sappi Ltd.	11,502	73,970
Sasol Ltd.	3,323	113,087
Standard Bank Group Ltd.(a)	8,688	160,345
Steinhoff International Holdings N.V.(a)	171,943	47,888

Total South Africa		1,221,498

South Korea - 1.5%
Celltrion, Inc.*	487	144,834
Hana Financial Group, Inc.	1,616	69,134
Hyundai Motor Co.	1,138	153,207
KT&G Corp.	1,974	185,195
NAVER Corp.	276	203,524
POSCO	832	263,049
Samsung Electronics Co., Ltd.	456	1,048,984
Samsung Fire & Marine Insurance Co., Ltd.	704	177,007
Shinhan Financial Group Co., Ltd.	6,464	273,806
SK Hynix, Inc.	3,706	279,193

Total South Korea		2,797,933

Spain - 1.2%
Banco Bilbao Vizcaya Argentaria S.A.	36,009	284,713
Banco Santander S.A.	80,934	527,047
Distribuidora Internacional de Alimentacion S.A.	18,704	79,292
Enagas S.A.	9,472	258,960
Industria de Diseno Textil S.A.	6,268	196,032
Red Electrica Corp. S.A.	16,339	336,181
Repsol S.A.	14,300	253,515
Telefonica S.A.	26,655	263,171

Total Spain		2,198,911

Sweden - 0.9%
Assa Abloy AB Class B	10,450	225,039
Atlas Copco AB Class A	7,552	325,713
Castellum AB	18,518	301,823
Nordea Bank AB	15,894	169,097
Securitas AB Class B	11,350	192,108
Telefonaktiebolaget LM Ericsson Class B	27,720	175,162
Volvo AB Class B	15,062	273,820

Total Sweden		1,662,762

Switzerland - 2.8%
ABB Ltd. Registered Shares	11,990	284,475
Adecco Group AG Registered Shares	2,368	168,154

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2018

Investments	Shares	Value
Cie Financiere Richemont S.A. Registered Shares	3,136	$280,851
Credit Suisse Group AG Registered Shares*	15,317	255,763
Givaudan S.A. Registered Shares	128	290,861
LafargeHolcim Ltd. Registered Shares*	4,032	220,211
Nestle S.A. Registered Shares	13,522	1,067,809
Novartis AG Registered Shares	11,734	946,709
Roche Holding AG Genusschein	3,265	747,036
Schindler Holding AG Participation Certificate	1,473	316,873
Swatch Group AG (The) Registered Shares	1,837	153,563
UBS Group AG Registered Shares*	18,451	323,605
Zurich Insurance Group AG	832	272,294

Total Switzerland		5,328,204

Taiwan - 1.0%
Asustek Computer, Inc.	10,000	94,660
Catcher Technology Co., Ltd.	5,000	61,049
China Development Financial Holding Corp.	626,000	221,141
China Life Insurance Co., Ltd.	140,000	144,288
E.Sun Financial Holding Co., Ltd.	129,000	86,495
Hon Hai Precision Industry Co., Ltd.	69,000	209,435
MediaTek, Inc.	7,000	81,747
Pegatron Corp.	50,000	125,184
Quanta Computer, Inc.	52,000	105,402
Taishin Financial Holding Co., Ltd.	301,000	147,109
Taiwan Semiconductor Manufacturing Co., Ltd.	68,000	577,220
United Microelectronics Corp.	125,000	66,450

Total Taiwan		1,920,180

Thailand - 0.1%
PTT Global Chemical PCL NVDR	69,300	209,983

United Kingdom - 6.2%
Anglo American PLC	10,717	249,712
AstraZeneca PLC	6,114	419,873
Babcock International Group PLC(a)	16,790	157,523
BAE Systems PLC	22,163	180,759
Barclays PLC	80,732	233,863
BHP Billiton PLC	14,678	289,005
BP PLC	79,509	534,533
British American Tobacco PLC	9,904	573,933
BT Group PLC	50,288	160,488
Bunzl PLC	6,976	205,015
Carnival PLC	3,200	205,594
Centrica PLC	55,286	110,283
Compass Group PLC	14,548	297,037
Diageo PLC	11,549	390,767
Fiat Chrysler Automobiles N.V.*	7,138	144,866
GKN PLC	23,258	151,060
GlaxoSmithKline PLC	20,755	405,865
HSBC Holdings PLC	82,777	772,660
Imperial Brands PLC	6,016	204,736
Intertek Group PLC	3,712	242,655
ITV PLC	62,339	126,058
Kingfisher PLC	37,186	152,581
Land Securities Group PLC	13,807	181,502
Lloyds Banking Group PLC	353,075	320,257
National Grid PLC	22,227	250,126
Pennon Group PLC	22,647	204,403
Prudential PLC	15,318	382,166
Reckitt Benckiser Group PLC	3,517	297,696
Rentokil Initial PLC	74,761	284,945
Rio Tinto PLC	7,680	389,031
Royal Dutch Shell PLC Class A	35,165	1,101,774
Royal Dutch Shell PLC Class B	1,147	36,637
Smith & Nephew PLC	11,862	221,479
St. James’s Place PLC	16,342	249,075
Standard Chartered PLC	14,706	147,027
TechnipFMC PLC	2,886	83,871
Unilever N.V. CVA	7,682	433,366
Unilever PLC	6,652	369,105
Vodafone Group PLC	130,531	355,634
WPP PLC	8,579	136,292

Total United Kingdom		11,653,252

United States - 55.9%
3M Co.	2,240	491,725
Abbott Laboratories	8,064	483,195
AbbVie, Inc.	7,738	732,402
Activision Blizzard, Inc.	4,928	332,443
Adobe Systems, Inc.*	2,752	594,652
AES Corp.	13,015	147,981
Aetna, Inc.	1,862	314,678
Aflac, Inc.	5,120	224,051
Agilent Technologies, Inc.	3,830	256,227
Air Products & Chemicals, Inc.	1,664	264,626
Alexion Pharmaceuticals, Inc.*	1,344	149,802
Alliant Energy Corp.	5,888	240,584
Allstate Corp. (The)	2,242	212,542
Alphabet, Inc. Class A*	1,715	1,778,695
Alphabet, Inc. Class C*	848	874,958
Altria Group, Inc.	8,066	502,673
Amazon.com, Inc.*	1,727	2,499,556
American Airlines Group, Inc.	3,084	160,245
American Express Co.	3,584	334,316
American International Group, Inc.	4,224	229,870
American Tower Corp.	2,182	317,132
AmerisourceBergen Corp.	1,778	153,281
Amgen, Inc.	3,394	578,609
Anadarko Petroleum Corp.	3,015	182,136
Analog Devices, Inc.	2,944	268,287
ANSYS, Inc.*	2,112	330,929
Anthem, Inc.	1,408	309,338
Apache Corp.	3,405	131,024
Apple, Inc.	22,355	3,750,722
Applied Materials, Inc.	7,648	425,305
Archer-Daniels-Midland Co.	3,712	160,989
Arrow Electronics, Inc.*	2,752	211,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2018

Investments	Shares	Value
Arthur J. Gallagher & Co.	3,712	$255,126
Aspen Technology, Inc.*	3,328	262,546
AT&T, Inc.	26,131	931,570
Autodesk, Inc.*	1,842	231,318
Automatic Data Processing, Inc.	2,240	254,195
AvalonBay Communities, Inc.	1,485	244,223
Baker Hughes Co.	2,671	74,174
Bank of America Corp.	45,037	1,350,660
Bank of New York Mellon Corp. (The)	5,440	280,323
Baxter International, Inc.	4,032	262,241
Becton, Dickinson and Co.	1,846	400,028
Berkshire Hathaway, Inc. Class B*	6,835	1,363,446
Biogen, Inc.*	1,152	315,441
Boeing Co. (The)	2,432	797,404
Booking Holdings, Inc.*	242	503,454
Boston Scientific Corp.*	9,612	262,600
Bristol-Myers Squibb Co.	8,047	508,973
BWX Technologies, Inc.	4,416	280,548
CA, Inc.	6,464	219,130
Cabot Oil & Gas Corp.	3,597	86,256
Capital One Financial Corp.	3,008	288,227
Cardinal Health, Inc.	2,688	168,484
CarMax, Inc.*	1,601	99,166
Caterpillar, Inc.	3,256	479,869
CBS Corp. Class B Non-Voting Shares	2,880	148,003
CDW Corp.	2,430	170,853
Celgene Corp.*	2,483	221,508
Charles Schwab Corp. (The)	6,016	314,156
Charter Communications, Inc. Class A*	1,023	318,378
Chemours Co. (The)	1,791	87,240
Chevron Corp.	7,808	890,424
Chipotle Mexican Grill, Inc.*	253	81,747
Church & Dwight Co., Inc.	3,969	199,879
Cigna Corp.	1,459	244,733
Cimarex Energy Co.	1,291	120,708
Cisco Systems, Inc.	22,803	978,021
CIT Group, Inc.	3,720	191,580
Citigroup, Inc.	11,509	776,857
Citizens Financial Group, Inc.	5,056	212,251
Citrix Systems, Inc.*	2,816	261,325
CME Group, Inc.	1,536	248,433
Coca-Cola Co. (The)	12,950	562,418
Cognizant Technology Solutions Corp. Class A	4,032	324,576
Colgate-Palmolive Co.	3,635	260,557
Comcast Corp. Class A	20,374	696,180
Comerica, Inc.	2,496	239,441
Conagra Brands, Inc.	4,480	165,222
Concho Resources, Inc.*	1,404	211,063
ConocoPhillips	6,720	398,429
Constellation Brands, Inc. Class A	1,031	234,986
Corning, Inc.	8,576	239,099
Costco Wholesale Corp.	1,921	361,974
Crown Castle International Corp.	2,829	310,087
CSX Corp.	4,928	274,539
Cummins, Inc.	1,344	217,849
CVS Health Corp.	5,056	314,534
D.R. Horton, Inc.	5,380	235,859
DaVita, Inc.*	2,036	134,254
Deere & Co.	1,600	248,512
Delta Air Lines, Inc.	4,672	256,072
Dentsply Sirona, Inc.	2,433	122,404
Devon Energy Corp.	4,532	144,072
Digital Realty Trust, Inc.	1,163	122,557
Dollar General Corp.	2,240	209,552
Dollar Tree, Inc.*	1,851	175,660
Dover Corp.	2,432	238,871
DowDuPont, Inc.	11,247	716,546
Duke Energy Corp.	3,136	242,946
DXC Technology Co.	1,796	180,552
E*TRADE Financial Corp.*	4,160	230,506
Eaton Vance Corp.	4,480	249,402
eBay, Inc.*	6,528	262,687
Edwards Lifesciences Corp.*	642	89,572
Electronic Arts, Inc.*	2,112	256,059
Eli Lilly & Co.	4,416	341,666
Emerson Electric Co.	4,608	314,726
EOG Resources, Inc.	2,558	269,281
EPR Properties	3,072	170,189
Equinix, Inc.	626	261,756
Estee Lauder Cos., Inc. (The) Class A	2,124	318,005
Exelon Corp.	5,888	229,691
Expeditors International of Washington, Inc.	3,264	206,611
Express Scripts Holding Co.*	3,776	260,846
Exxon Mobil Corp.	17,494	1,305,227
F5 Networks, Inc.*	1,395	201,731
Facebook, Inc. Class A*	10,060	1,607,487
FedEx Corp.	1,216	291,974
Fifth Third Bancorp	8,000	254,000
First Republic Bank	1,865	172,718
FirstEnergy Corp.	5,248	178,484
FleetCor Technologies, Inc.*	842	170,505
Fluor Corp.	3,015	172,518
Ford Motor Co.	22,291	246,984
Freeport-McMoRan, Inc.*	9,531	167,460
Gartner, Inc.*	1,728	203,247
General Dynamics Corp.	1,472	325,165
General Electric Co.	40,383	544,363
General Motors Co.	5,442	197,762
Gentex Corp.	9,344	215,099
Genuine Parts Co.	2,368	212,741
Gilead Sciences, Inc.	6,208	468,021
Goldman Sachs Group, Inc. (The)	1,536	386,857
Great Plains Energy, Inc.	6,080	193,283
Halliburton Co.	6,133	287,883
Hartford Financial Services Group, Inc. (The)	3,520	181,350
Hasbro, Inc.	1,144	96,439
HCA Healthcare, Inc.	965	93,605
Healthcare Realty Trust, Inc.	7,168	198,625
Hess Corp.	3,507	177,524
Hewlett Packard Enterprise Co.	10,124	177,575
Hexcel Corp.	3,392	219,089
Home Depot, Inc. (The)	5,184	923,996
Honeywell International, Inc.	3,072	443,935

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2018

Investments	Shares	Value
HP, Inc.	9,393	$205,895
Humana, Inc.	832	223,667
Huntington Bancshares, Inc.	13,910	210,041
Illumina, Inc.*	946	223,653
Incyte Corp.*	1,091	90,913
Intel Corp.	18,774	977,750
Intercontinental Exchange, Inc.	2,880	208,858
International Business Machines Corp.	3,582	549,586
International Paper Co.	3,648	194,913
Intuit, Inc.	1,920	332,832
Intuitive Surgical, Inc.*	955	394,253
Investors Bancorp, Inc.	15,958	217,667
IQVIA Holdings, Inc.*	1,971	193,375
J.M. Smucker Co. (The)	1,097	136,039
Jack Henry & Associates, Inc.	2,688	325,114
Jacobs Engineering Group, Inc.	3,264	193,066
Johnson & Johnson	11,030	1,413,494
JPMorgan Chase & Co.	14,464	1,590,606
KeyCorp	9,868	192,919
Kimberly-Clark Corp.	2,240	246,691
Kinder Morgan, Inc.	10,995	165,585
Kraft Heinz Co. (The)	2,368	147,503
Kroger Co. (The)	4,734	113,332
Lam Research Corp.	274	55,666
Lear Corp.	1,280	238,195
Liberty Interactive Corp., QVC Group Class A*	6,064	152,631
Liberty Media Corp - Liberty SiriusXM Class A*	4,492	184,621
Lincoln National Corp.	2,624	191,709
LKQ Corp.*	6,177	234,417
Lockheed Martin Corp.	1,216	410,923
Lowe’s Cos., Inc.	4,486	393,646
M&T Bank Corp.	1,152	212,383
Marathon Petroleum Corp.	3,456	252,668
MarketAxess Holdings, Inc.	514	111,764
Marriott International, Inc. Class A	2,420	329,072
Masco Corp.	5,632	227,758
MasterCard, Inc. Class A	4,206	736,723
Maxim Integrated Products, Inc.	3,392	204,266
McCormick & Co., Inc. Non-Voting Shares	1,148	122,136
McDonald’s Corp.	3,530	552,021
McKesson Corp.	1,284	180,877
Merck & Co., Inc.	11,862	646,123
MetLife, Inc.	5,184	237,894
Mettler-Toledo International, Inc.*	375	215,636
MGM Resorts International	5,439	190,474
Microchip Technology, Inc.	3,328	304,046
Micron Technology, Inc.*	6,405	333,957
Microsoft Corp.	33,317	3,040,843
Mohawk Industries, Inc.*	960	222,931
Mondelez International, Inc. Class A	7,298	304,546
Monsanto Co.	2,252	262,786
Moody’s Corp.	1,484	239,369
Morgan Stanley	6,581	355,111
MSCI, Inc.	2,105	314,634
National Retail Properties, Inc.	4,352	170,860
Nektar Therapeutics*	863	91,702
Netflix, Inc.*	1,933	570,912
Newmont Mining Corp.	3,399	132,799
NextEra Energy, Inc.	2,240	365,859
NIKE, Inc. Class B	6,830	453,785
Norfolk Southern Corp.	1,664	225,938
Northrop Grumman Corp.	1,024	357,499
Nucor Corp.	2,944	179,849
NVIDIA Corp.	2,623	607,461
O’Reilly Automotive, Inc.*	837	207,057
Occidental Petroleum Corp.	4,023	261,334
Omnicom Group, Inc.	2,560	186,035
Oracle Corp.	12,566	574,894
PayPal Holdings, Inc.*	5,817	441,336
People’s United Financial, Inc.	11,478	214,179
PepsiCo, Inc.	4,992	544,877
Pfizer, Inc.	26,131	927,389
PG&E Corp.	1,102	48,411
Philip Morris International, Inc.	6,006	596,996
Phillips 66	2,496	239,416
Pinnacle West Capital Corp.	3,713	296,297
Pioneer Natural Resources Co.	1,089	187,068
PNC Financial Services Group, Inc. (The)	2,432	367,816
Pool Corp.	960	140,371
Portland General Electric Co.	6,132	248,407
PPG Industries, Inc.	2,432	271,411
PPL Corp.	5,409	153,021
Principal Financial Group, Inc.	3,648	222,200
Procter & Gamble Co. (The)	10,838	859,237
Progressive Corp. (The)	3,769	229,645
Prologis, Inc.	4,834	304,494
Prudential Financial, Inc.	2,560	265,088
Public Service Enterprise Group, Inc.	4,608	231,506
Public Storage	1,152	230,849
QUALCOMM, Inc.	7,168	397,179
Raytheon Co.	1,600	345,312
Realty Income Corp.	3,328	172,157
Red Hat, Inc.*	2,172	324,736
Regency Centers Corp.	3,277	193,277
Regeneron Pharmaceuticals, Inc.*	320	110,195
Regions Financial Corp.	13,079	243,008
Rockwell Automation, Inc.	1,600	278,720
Rockwell Collins, Inc.	1,852	249,742
Roper Technologies, Inc.	1,024	287,427
Ross Stores, Inc.	3,141	244,935
S&P Global, Inc.	1,857	354,798
salesforce.com, Inc.*	3,840	446,592
Sempra Energy	2,176	242,015
Service Corp. International	6,848	258,444
Sherwin-Williams Co. (The)	755	296,051
Simon Property Group, Inc.	1,792	276,595
Snap-on, Inc.	896	132,196
Southwest Airlines Co.	3,200	183,296
Southwest Gas Holdings, Inc.	2,631	177,935
Starbucks Corp.	7,227	418,371
State Street Corp.	2,432	242,543
Stryker Corp.	1,664	267,771
SunTrust Banks, Inc.	4,160	283,046
Synchrony Financial	4,608	154,506
Synopsys, Inc.*	4,160	346,278
Sysco Corp.	2,949	176,822

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2018

Investments	Shares	Value
T. Rowe Price Group, Inc.	2,560	$276,403
Target Corp.	3,456	239,950
Tesla, Inc.*	578	153,823
Texas Instruments, Inc.	4,544	472,076
Thermo Fisher Scientific, Inc.	1,915	395,371
Time Warner, Inc.	3,520	332,922
Tractor Supply Co.	2,052	129,317
Travelers Cos., Inc. (The)	1,472	204,402
Twenty-First Century Fox, Inc. Class A	8,704	319,350
Twitter, Inc.*	2,234	64,808
U.S. Bancorp	4,992	252,096
Union Pacific Corp.	3,584	481,797
United Continental Holdings, Inc.*	1,288	89,477
United Parcel Service, Inc. Class B	2,439	255,266
United Technologies Corp.	3,136	394,572
UnitedHealth Group, Inc.	3,968	849,152
Unum Group	4,224	201,105
Valero Energy Corp.	2,752	255,303
Ventas, Inc.	3,323	164,588
Verizon Communications, Inc.	17,686	845,744
Vertex Pharmaceuticals, Inc.*	1,652	269,243
Visa, Inc. Class A	7,869	941,290
Vulcan Materials Co.	1,280	146,138
W.W. Grainger, Inc.	585	165,128
Walgreens Boots Alliance, Inc.	3,776	247,215
Walmart, Inc.	5,693	506,506
Walt Disney Co. (The)	5,888	591,391
Wells Fargo & Co.	18,639	976,870
Welltower, Inc.	3,520	191,594
Western Digital Corp.	1,984	183,064
Weyerhaeuser Co.	7,040	246,400
Wynn Resorts Ltd.	627	114,340
Zimmer Biomet Holdings, Inc.	1,421	154,946
Zions Bancorp	4,928	259,853
Zoetis, Inc.	3,648	304,644

Total United States		104,839,552

TOTAL COMMON STOCKS (Cost: $181,923,295)		187,052,002

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $803,687)(d)	803,687	803,687

TOTAL INVESTMENTS IN SECURITIES - 100.3% (Cost: $182,726,982)		187,855,689
Other Assets less Liabilities - (0.3)%		(473,554)

NET ASSETS - 100.0%		$187,382,135

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)

At March 31, 2018, the total market value of the Fund’s securities on loan was $1,002,811 and the total market value of the collateral held by the Fund was $1,060,957. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $257,270.

CVA       -  Certificaten Van Aandelen (Certificate of Stock)

NVDR    -  Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	4/3/2018	9,199,678	JPY	86,124	USD	$380	$—
Deutsche Bank AG	4/4/2018	60,451	CHF	63,137	USD	—	(9)
Deutsche Bank AG	4/4/2018	37,566	EUR	46,234	USD	—	(33)
Deutsche Bank AG	4/4/2018	68,672	GBP	96,525	USD	—	(192)
Deutsche Bank AG	4/5/2018	224,097	ZAR	18,972	USD	—	(59)
Goldman Sachs	4/2/2018	253,932	BRL	76,320	USD	83	—
JP Morgan Chase Bank N.A.	4/2/2018	355,374	BRL	106,735	USD	189	—
JP Morgan Chase Bank N.A.	4/4/2018	184,190	HKD	23,470	USD	—	(1)
State Street Bank and Trust	4/3/2018	6,621	USD	429,575	INR	34	—
UBS AG	4/3/2018	23,854	CHF	25,134	USD	—	(223)
UBS AG	4/3/2018	369,582	HKD	47,102	USD	—	(12)

						$686	$(529)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2018

CURRENCY LEGEND

BRL	Brazilian real
CHF	Swiss franc
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
INR	Indian rupee
JPY	Japanese yen
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUND - 100.0%

United States - 100.0%
WisdomTree Global SmallCap Dividend Fund(a) (Cost: $11,441,507)	469,748	$14,927,991
TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $11,441,507)		$14,927,991

Other Assets less Liabilities - 0.0%		2,764

NET ASSETS - 100.0%		$14,930,755

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2018	92,423	CAD	71,685	USD	$4	$—
Bank of America N.A.	4/3/2018	138,842	ILS	39,552	USD	—	(6)
Bank of America N.A.	4/3/2018	214,829	MXN	11,768	USD	1	—
Bank of America N.A.	4/3/2018	30,518	TRY	7,696	USD	5	—
Bank of America N.A.	4/3/2018	71,970	USD	92,158	CAD	487	—
Bank of America N.A.	4/3/2018	39,709	USD	137,735	ILS	478	—
Bank of America N.A.	4/3/2018	11,768	USD	223,169	MXN	—	(458)
Bank of America N.A.	4/3/2018	7,696	USD	29,583	TRY	230	—
Bank of America N.A.	4/4/2018	195,189	AUD	149,711	USD	9	—
Bank of America N.A.	4/4/2018	62,909	BRL	18,928	USD	—	(2)
Bank of America N.A.	4/4/2018	14,066	CHF	14,690	USD	—	(1)
Bank of America N.A.	4/4/2018	6,189,921	CLP	10,256	USD	—	(1)
Bank of America N.A.	4/4/2018	116,079	CZK	5,623	USD	1	—
Bank of America N.A.	4/4/2018	90,301	DKK	14,899	USD	—	—
Bank of America N.A.	4/4/2018	177,463	EUR	218,266	USD	—	(13)
Bank of America N.A.	4/4/2018	148,377	GBP	208,156	USD	—	(12)
Bank of America N.A.	4/4/2018	780,365	HKD	99,437	USD	—	(6)
Bank of America N.A.	4/4/2018	600,238	HUF	2,365	USD	—	—
Bank of America N.A.	4/4/2018	176,800	JPY	13,039	HKD	1	—
Bank of America N.A.	4/4/2018	48,042,648	JPY	451,831	USD	—	(61)
Bank of America N.A.	4/4/2018	319,354	NOK	40,673	USD	4	—
Bank of America N.A.	4/4/2018	70,175	NZD	50,624	USD	—	—
Bank of America N.A.	4/4/2018	21,333	PLN	6,229	USD	—	(1)
Bank of America N.A.	4/4/2018	613,887	SEK	73,309	USD	—	(7)
Bank of America N.A.	4/4/2018	47,693	SGD	36,376	USD	—	(4)
Bank of America N.A.	4/4/2018	150,306	USD	192,890	AUD	2,350	—
Bank of America N.A.	4/4/2018	19,293	USD	62,909	BRL	367	—
Bank of America N.A.	4/4/2018	14,690	USD	13,841	CHF	236	—
Bank of America N.A.	4/4/2018	10,403	USD	6,189,921	CLP	147	—
Bank of America N.A.	4/4/2018	5,623	USD	116,930	CZK	—	(42)
Bank of America N.A.	4/4/2018	14,899	USD	90,712	DKK	—	(68)
Bank of America N.A.	4/4/2018	219,133	USD	179,202	EUR	—	(1,259)
Bank of America N.A.	4/4/2018	208,983	USD	151,430	GBP	—	(3,443)
Bank of America N.A.	4/4/2018	99,832	USD	780,447	HKD	391	—
Bank of America N.A.	4/4/2018	2,365	USD	607,585	HUF	—	(29)
Bank of America N.A.	4/4/2018	453,625	USD	48,286,929	JPY	—	(442)
Bank of America N.A.	4/4/2018	40,835	USD	321,728	NOK	—	(145)
Bank of America N.A.	4/4/2018	50,825	USD	70,391	NZD	45	—
Bank of America N.A.	4/4/2018	6,229	USD	21,330	PLN	2	—
Bank of America N.A.	4/4/2018	73,600	USD	608,201	SEK	977	—
Bank of America N.A.	4/4/2018	36,520	USD	48,288	SGD	—	(305)
Bank of America N.A.	4/5/2018	29,806	USD	353,644	ZAR	—	(36)
Bank of America N.A.	4/5/2018	351,770	ZAR	29,688	USD	—	(4)
Bank of America N.A.	5/2/2018	144,115	USD	187,894	AUD	—	(10)
Bank of America N.A.	5/2/2018	67,977	USD	87,597	CAD	—	(5)
Bank of America N.A.	5/2/2018	13,868	USD	83,886	DKK	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2018

Bank of America N.A.	5/2/2018	207,992	USD	148,086	GBP	10	—
Bank of America N.A.	5/2/2018	37,370	USD	130,947	ILS	7	—
Bank of America N.A.	5/2/2018	51,649	USD	71,602	NZD	—	(1)
Bank of America N.A.	5/3/2018	13,909	USD	13,287	CHF	1	—
Bank of America N.A.	5/3/2018	5,711	USD	117,740	CZK	—	(2)
Bank of America N.A.	5/3/2018	215,752	USD	175,060	EUR	10	—
Bank of America N.A.	5/3/2018	98,220	USD	770,051	HKD	1	—
Bank of America N.A.	5/3/2018	2,361	USD	598,187	HUF	—	—
Bank of America N.A.	5/3/2018	11,983	USD	219,802	MXN	—	(3)
Bank of America N.A.	5/3/2018	40,750	USD	319,680	NOK	—	(5)
Bank of America N.A.	5/3/2018	70,379	USD	588,150	SEK	7	—
Bank of America N.A.	5/3/2018	7,242	USD	28,972	TRY	—	(4)
Bank of America N.A.	5/4/2018	18,352	USD	61,157	BRL	—	(3)
Bank of America N.A.	5/4/2018	9,725	USD	5,867,837	CLP	1	—
Bank of America N.A.	5/4/2018	6,186	USD	21,177	PLN	1	—
Bank of America N.A.	5/4/2018	35,763	USD	46,861	SGD	—	—
Bank of America N.A.	5/4/2018	27,226	USD	323,940	ZAR	3	—
Bank of America N.A.	5/7/2018	439,012	USD	46,585,187	JPY	152	—
Bank of Montreal	4/3/2018	4,950	EUR	6,088	USD	—	(1)
Barclays Bank PLC	4/3/2018	92,416	CAD	71,685	USD	—	(2)
Barclays Bank PLC	4/3/2018	138,848	ILS	39,552	USD	—	(4)
Barclays Bank PLC	4/3/2018	214,813	MXN	11,768	USD	—	—
Barclays Bank PLC	4/3/2018	30,519	TRY	7,696	USD	6	—
Barclays Bank PLC	4/3/2018	71,970	USD	92,155	CAD	489	—
Barclays Bank PLC	4/3/2018	39,709	USD	137,739	ILS	477	—
Barclays Bank PLC	4/3/2018	11,768	USD	223,186	MXN	—	(459)
Barclays Bank PLC	4/3/2018	7,696	USD	29,580	TRY	231	—
Barclays Bank PLC	4/4/2018	195,183	AUD	149,711	USD	4	—
Barclays Bank PLC	4/4/2018	62,909	BRL	18,928	USD	—	(2)
Barclays Bank PLC	4/4/2018	14,067	CHF	14,690	USD	—	—
Barclays Bank PLC	4/4/2018	6,189,921	CLP	10,256	USD	—	(1)
Barclays Bank PLC	4/4/2018	116,064	CZK	5,623	USD	—	—
Barclays Bank PLC	4/4/2018	90,299	DKK	14,899	USD	—	—
Barclays Bank PLC	4/4/2018	177,469	EUR	218,266	USD	—	(5)
Barclays Bank PLC	4/4/2018	148,382	GBP	208,156	USD	—	(6)
Barclays Bank PLC	4/4/2018	780,392	HKD	99,437	USD	—	(2)
Barclays Bank PLC	4/4/2018	600,308	HUF	2,365	USD	—	—
Barclays Bank PLC	4/4/2018	48,043,461	JPY	451,831	USD	—	(54)
Barclays Bank PLC	4/4/2018	319,330	NOK	40,673	USD	1	—
Barclays Bank PLC	4/4/2018	70,173	NZD	50,624	USD	—	(1)
Barclays Bank PLC	4/4/2018	21,335	PLN	6,229	USD	—	—
Barclays Bank PLC	4/4/2018	613,933	SEK	73,309	USD	—	(2)
Barclays Bank PLC	4/4/2018	47,697	SGD	36,376	USD	—	(2)
Barclays Bank PLC	4/4/2018	150,306	USD	192,885	AUD	2,353	—
Barclays Bank PLC	4/4/2018	19,296	USD	62,909	BRL	370	—
Barclays Bank PLC	4/4/2018	14,690	USD	13,841	CHF	236	—
Barclays Bank PLC	4/4/2018	10,409	USD	6,189,921	CLP	153	—
Barclays Bank PLC	4/4/2018	5,623	USD	116,912	CZK	—	(41)
Barclays Bank PLC	4/4/2018	14,899	USD	90,712	DKK	—	(68)
Barclays Bank PLC	4/4/2018	219,133	USD	179,207	EUR	—	(1,265)
Barclays Bank PLC	4/4/2018	208,983	USD	151,432	GBP	—	(3,446)
Barclays Bank PLC	4/4/2018	99,832	USD	780,452	HKD	390	—
Barclays Bank PLC	4/4/2018	2,365	USD	608,198	HUF	—	(31)
Barclays Bank PLC	4/4/2018	453,625	USD	48,286,339	JPY	—	(436)
Barclays Bank PLC	4/4/2018	40,835	USD	321,713	NOK	—	(143)
Barclays Bank PLC	4/4/2018	50,825	USD	70,392	NZD	44	—
Barclays Bank PLC	4/4/2018	6,229	USD	21,330	PLN	2	—
Barclays Bank PLC	4/4/2018	73,600	USD	608,202	SEK	977	—
Barclays Bank PLC	4/4/2018	36,520	USD	48,286	SGD	—	(304)
Barclays Bank PLC	4/5/2018	29,806	USD	353,605	ZAR	—	(33)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2018

Barclays Bank PLC	4/5/2018	351,805	ZAR	29,688	USD	—	(1)
Barclays Bank PLC	5/2/2018	144,115	USD	187,888	AUD	—	(6)
Barclays Bank PLC	5/2/2018	67,977	USD	87,589	CAD	1	—
Barclays Bank PLC	5/2/2018	13,868	USD	83,887	DKK	—	—
Barclays Bank PLC	5/2/2018	207,992	USD	148,091	GBP	3	—
Barclays Bank PLC	5/2/2018	37,370	USD	130,965	ILS	2	—
Barclays Bank PLC	5/2/2018	51,649	USD	71,600	NZD	1	—
Barclays Bank PLC	5/3/2018	13,909	USD	13,288	CHF	—	—
Barclays Bank PLC	5/3/2018	5,711	USD	117,862	CZK	—	(8)
Barclays Bank PLC	5/3/2018	215,752	USD	175,069	EUR	—	(1)
Barclays Bank PLC	5/3/2018	98,220	USD	770,099	HKD	—	(5)
Barclays Bank PLC	5/3/2018	2,361	USD	598,355	HUF	—	—
Barclays Bank PLC	5/3/2018	11,983	USD	219,768	MXN	—	(2)
Barclays Bank PLC	5/3/2018	40,750	USD	319,661	NOK	—	(2)
Barclays Bank PLC	5/3/2018	70,379	USD	588,195	SEK	1	—
Barclays Bank PLC	5/3/2018	7,242	USD	28,976	TRY	—	(5)
Barclays Bank PLC	5/4/2018	18,355	USD	61,157	BRL	—	(1)
Barclays Bank PLC	5/4/2018	9,722	USD	5,867,837	CLP	—	(3)
Barclays Bank PLC	5/4/2018	6,186	USD	21,183	PLN	—	(1)
Barclays Bank PLC	5/4/2018	35,763	USD	46,863	SGD	—	(2)
Barclays Bank PLC	5/4/2018	27,226	USD	323,997	ZAR	—	(2)
Barclays Bank PLC	5/7/2018	439,012	USD	46,586,768	JPY	137	—
Canadian Imperial Bank of Commerce	4/3/2018	92,420	CAD	71,685	USD	2	—
Canadian Imperial Bank of Commerce	4/3/2018	138,861	ILS	39,552	USD	—	—
Canadian Imperial Bank of Commerce	4/3/2018	214,807	MXN	11,768	USD	—	—
Canadian Imperial Bank of Commerce	4/3/2018	30,487	TRY	7,696	USD	—	(2)
Canadian Imperial Bank of Commerce	4/4/2018	195,178	AUD	149,711	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	62,909	BRL	18,928	USD	—	(2)
Canadian Imperial Bank of Commerce	4/4/2018	14,067	CHF	14,690	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	6,189,921	CLP	10,256	USD	—	(1)
Canadian Imperial Bank of Commerce	4/4/2018	116,063	CZK	5,623	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	90,301	DKK	14,899	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	177,474	EUR	218,266	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	148,386	GBP	208,156	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	780,411	HKD	99,437	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	600,322	HUF	2,365	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	48,052,226	JPY	451,831	USD	29	—
Canadian Imperial Bank of Commerce	4/4/2018	319,322	NOK	40,673	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	70,175	NZD	50,624	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	21,336	PLN	6,229	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	613,948	SEK	73,309	USD	—	—
Canadian Imperial Bank of Commerce	4/4/2018	47,700	SGD	36,376	USD	1	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2018

Canadian Imperial Bank of Commerce	4/5/2018	351,766	ZAR	29,688	USD	—	(4)
Canadian Imperial Bank of Commerce	5/2/2018	144,115	USD	187,882	AUD	—	(1)
Canadian Imperial Bank of Commerce	5/2/2018	67,977	USD	87,592	CAD	—	(2)
Canadian Imperial Bank of Commerce	5/2/2018	13,868	USD	83,886	DKK	—	—
Canadian Imperial Bank of Commerce	5/2/2018	207,992	USD	148,095	GBP	—	(3)
Canadian Imperial Bank of Commerce	5/2/2018	37,370	USD	130,979	ILS	—	(2)
Canadian Imperial Bank of Commerce	5/2/2018	51,649	USD	71,601	NZD	—	—
Canadian Imperial Bank of Commerce	5/3/2018	13,909	USD	13,288	CHF	—	—
Canadian Imperial Bank of Commerce	5/3/2018	5,711	USD	117,718	CZK	—	(1)
Canadian Imperial Bank of Commerce	5/3/2018	215,752	USD	175,069	EUR	—	(2)
Canadian Imperial Bank of Commerce	5/3/2018	98,220	USD	770,071	HKD	—	(1)
Canadian Imperial Bank of Commerce	5/3/2018	2,361	USD	598,348	HUF	—	—
Canadian Imperial Bank of Commerce	5/3/2018	11,983	USD	219,757	MXN	—	(1)
Canadian Imperial Bank of Commerce	5/3/2018	40,750	USD	319,652	NOK	—	(1)
Canadian Imperial Bank of Commerce	5/3/2018	70,379	USD	588,211	SEK	—	—
Canadian Imperial Bank of Commerce	5/3/2018	7,242	USD	28,977	TRY	—	(5)
Canadian Imperial Bank of Commerce	5/4/2018	18,355	USD	61,157	BRL	—	(1)
Canadian Imperial Bank of Commerce	5/4/2018	9,722	USD	5,867,837	CLP	—	(3)
Canadian Imperial Bank of Commerce	5/4/2018	6,186	USD	21,180	PLN	—	—
Canadian Imperial Bank of Commerce	5/4/2018	35,763	USD	46,871	SGD	—	(8)
Canadian Imperial Bank of Commerce	5/4/2018	27,226	USD	323,985	ZAR	—	(1)
Canadian Imperial Bank of Commerce	5/7/2018	439,012	USD	46,587,953	JPY	126	—
Citibank N.A.	4/4/2018	794	GBP	4,400	TRY	4	—
Goldman Sachs	4/4/2018	7,991	GBP	14,600	AUD	11	—
HSBC Holdings PLC	4/3/2018	40,000	MXN	2,835	CAD	—	(8)
JP Morgan Chase Bank N.A.	4/4/2018	805,053,625	IDR	58,562	USD	—	(70)
JP Morgan Chase Bank N.A.	4/4/2018	5,363,722	INR	82,463	USD	—	(225)
JP Morgan Chase Bank N.A.	4/4/2018	150,643,082	KRW	141,373	USD	45	—
JP Morgan Chase Bank N.A.	4/4/2018	58,520	USD	805,053,625	IDR	28	—
JP Morgan Chase Bank N.A.	4/4/2018	82,047	USD	5,363,722	INR	—	(192)
JP Morgan Chase Bank N.A.	4/4/2018	139,133	USD	150,643,082	KRW	—	(2,286)
JP Morgan Chase Bank N.A.	5/4/2018	54,365	USD	749,044,320	IDR	—	(96)
JP Morgan Chase Bank N.A.	5/4/2018	79,270	USD	5,187,692	INR	—	(204)
JP Morgan Chase Bank N.A.	5/4/2018	141,984	USD	151,208,187	KRW	—	(334)
Morgan Stanley & Co. International	4/3/2018	92,416	CAD	71,685	USD	—	(2)
Morgan Stanley & Co. International	4/3/2018	138,849	ILS	39,552	USD	—	(3)
Morgan Stanley & Co. International	4/3/2018	214,813	MXN	11,768	USD	—	—
Morgan Stanley & Co. International	4/3/2018	822,869	PHP	15,725	USD	46	—
Morgan Stanley & Co. International	4/3/2018	30,522	TRY	7,696	USD	7	—
Morgan Stanley & Co. International	4/3/2018	15,726	USD	822,869	PHP	—	(45)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2018

Morgan Stanley & Co. International	4/4/2018	195,173	AUD	149,711	USD	—	(4)
Morgan Stanley & Co. International	4/4/2018	62,909	BRL	18,943	USD	—	(17)
Morgan Stanley & Co. International	4/4/2018	14,067	CHF	14,690	USD	—	—
Morgan Stanley & Co. International	4/4/2018	6,189,921	CLP	10,262	USD	—	(6)
Morgan Stanley & Co. International	4/4/2018	116,065	CZK	5,623	USD	—	—
Morgan Stanley & Co. International	4/4/2018	90,299	DKK	14,899	USD	—	—
Morgan Stanley & Co. International	4/4/2018	177,469	EUR	218,266	USD	—	(5)
Morgan Stanley & Co. International	4/4/2018	148,382	GBP	208,156	USD	—	(5)
Morgan Stanley & Co. International	4/4/2018	780,392	HKD	99,437	USD	—	(2)
Morgan Stanley & Co. International	4/4/2018	600,307	HUF	2,365	USD	—	—
Morgan Stanley & Co. International	4/4/2018	48,044,455	JPY	451,831	USD	—	(44)
Morgan Stanley & Co. International	4/4/2018	240,653	MYR	62,286	USD	—	(72)
Morgan Stanley & Co. International	4/4/2018	319,330	NOK	40,673	USD	1	—
Morgan Stanley & Co. International	4/4/2018	70,176	NZD	50,624	USD	1	—
Morgan Stanley & Co. International	4/4/2018	21,336	PLN	6,229	USD	—	—
Morgan Stanley & Co. International	4/4/2018	613,933	SEK	73,309	USD	—	(2)
Morgan Stanley & Co. International	4/4/2018	47,697	SGD	36,376	USD	—	(1)
Morgan Stanley & Co. International	4/4/2018	3,471,761	THB	111,183	USD	—	(8)
Morgan Stanley & Co. International	4/4/2018	61,093	USD	240,653	MYR	—	(1,121)
Morgan Stanley & Co. International	4/4/2018	110,426	USD	3,471,761	THB	—	(749)
Morgan Stanley & Co. International	4/5/2018	351,810	ZAR	29,688	USD	—	(1)
Morgan Stanley & Co. International	4/9/2018	15,211,499	TWD	522,104	USD	233	—
Morgan Stanley & Co. International	4/9/2018	521,038	USD	15,211,499	TWD	—	(1,299)
Morgan Stanley & Co. International	5/2/2018	144,115	USD	187,877	AUD	2	—
Morgan Stanley & Co. International	5/2/2018	67,977	USD	87,589	CAD	1	—
Morgan Stanley & Co. International	5/2/2018	13,868	USD	83,883	DKK	—	—
Morgan Stanley & Co. International	5/2/2018	207,992	USD	148,091	GBP	2	—
Morgan Stanley & Co. International	5/2/2018	37,370	USD	130,977	ILS	—	(1)
Morgan Stanley & Co. International	5/2/2018	51,649	USD	71,603	NZD	—	(2)
Morgan Stanley & Co. International	5/3/2018	13,909	USD	13,288	CHF	—	—
Morgan Stanley & Co. International	5/3/2018	5,711	USD	117,908	CZK	—	(10)
Morgan Stanley & Co. International	5/3/2018	215,752	USD	175,066	EUR	2	—
Morgan Stanley & Co. International	5/3/2018	98,220	USD	770,060	HKD	—	—
Morgan Stanley & Co. International	5/3/2018	2,361	USD	598,300	HUF	—	—
Morgan Stanley & Co. International	5/3/2018	11,983	USD	219,764	MXN	—	(1)
Morgan Stanley & Co. International	5/3/2018	40,750	USD	319,656	NOK	—	(1)
Morgan Stanley & Co. International	5/3/2018	16,068	USD	844,299	PHP	—	(32)
Morgan Stanley & Co. International	5/3/2018	70,379	USD	588,185	SEK	3	—
Morgan Stanley & Co. International	5/3/2018	7,242	USD	28,976	TRY	—	(5)
Morgan Stanley & Co. International	5/4/2018	18,371	USD	61,157	BRL	15	—
Morgan Stanley & Co. International	5/4/2018	9,730	USD	5,867,837	CLP	5	—
Morgan Stanley & Co. International	5/4/2018	60,005	USD	232,107	MYR	—	(5)
Morgan Stanley & Co. International	5/4/2018	6,186	USD	21,179	PLN	—	—
Morgan Stanley & Co. International	5/4/2018	35,763	USD	46,861	SGD	—	—
Morgan Stanley & Co. International	5/4/2018	103,647	USD	3,232,490	THB	169	—
Morgan Stanley & Co. International	5/4/2018	524,570	USD	15,243,435	TWD	—	(926)
Morgan Stanley & Co. International	5/4/2018	27,226	USD	323,980	ZAR	—	—
Morgan Stanley & Co. International	5/7/2018	439,012	USD	46,586,329	JPY	141	—
Royal Bank of Canada	4/3/2018	70,418	CAD	54,621	USD	—	(1)
Royal Bank of Canada	4/3/2018	105,797	ILS	30,137	USD	—	(3)
Royal Bank of Canada	4/3/2018	163,683	MXN	8,967	USD	—	—
Royal Bank of Canada	4/3/2018	23,256	TRY	5,864	USD	5	—
Royal Bank of Canada	4/3/2018	54,837	USD	70,223	CAD	368	—
Royal Bank of Canada	4/3/2018	30,257	USD	104,983	ILS	355	—
Royal Bank of Canada	4/3/2018	8,967	USD	170,069	MXN	—	(350)
Royal Bank of Canada	4/3/2018	5,864	USD	22,540	TRY	176	—
Royal Bank of Canada	4/4/2018	148,710	AUD	114,070	USD	—	(2)
Royal Bank of Canada	4/4/2018	47,933	BRL	14,421	USD	—	—
Royal Bank of Canada	4/4/2018	10,718	CHF	11,193	USD	—	—
Royal Bank of Canada	4/4/2018	4,716,134	CLP	7,814	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2018

Royal Bank of Canada	4/4/2018	88,468	CZK	4,286	USD	—	—
Royal Bank of Canada	4/4/2018	2,000	DKK	316	CHF	—	—
Royal Bank of Canada	4/4/2018	68,827	DKK	11,356	USD	—	—
Royal Bank of Canada	4/4/2018	135,218	EUR	166,300	USD	—	(2)
Royal Bank of Canada	4/4/2018	3,287	GBP	38,545	SEK	9	—
Royal Bank of Canada	4/4/2018	113,056	GBP	158,598	USD	—	(2)
Royal Bank of Canada	4/4/2018	594,602	HKD	75,763	USD	—	(1)
Royal Bank of Canada	4/4/2018	457,423	HUF	1,802	USD	—	—
Royal Bank of Canada	4/4/2018	36,605,557	JPY	344,253	USD	—	(32)
Royal Bank of Canada	4/4/2018	243,328	NOK	30,993	USD	—	—
Royal Bank of Canada	4/4/2018	53,471	NZD	38,573	USD	1	—
Royal Bank of Canada	4/4/2018	16,270	PLN	4,750	USD	—	—
Royal Bank of Canada	4/4/2018	467,767	SEK	55,855	USD	—	(1)
Royal Bank of Canada	4/4/2018	36,341	SGD	27,716	USD	—	(1)
Royal Bank of Canada	4/4/2018	114,522	USD	146,965	AUD	1,793	—
Royal Bank of Canada	4/4/2018	14,702	USD	47,933	BRL	281	—
Royal Bank of Canada	4/4/2018	11,193	USD	10,546	CHF	180	—
Royal Bank of Canada	4/4/2018	7,927	USD	4,716,134	CLP	112	—
Royal Bank of Canada	4/4/2018	4,286	USD	89,120	CZK	—	(32)
Royal Bank of Canada	4/4/2018	11,356	USD	69,144	DKK	—	(52)
Royal Bank of Canada	4/4/2018	166,960	USD	136,541	EUR	—	(965)
Royal Bank of Canada	4/4/2018	159,227	USD	115,377	GBP	—	(2,624)
Royal Bank of Canada	4/4/2018	76,064	USD	594,665	HKD	294	—
Royal Bank of Canada	4/4/2018	1,802	USD	462,975	HUF	—	(22)
Royal Bank of Canada	4/4/2018	345,623	USD	36,789,874	JPY	—	(331)
Royal Bank of Canada	4/4/2018	31,114	USD	245,133	NOK	—	(109)
Royal Bank of Canada	4/4/2018	38,726	USD	53,635	NZD	34	—
Royal Bank of Canada	4/4/2018	4,750	USD	16,266	PLN	1	—
Royal Bank of Canada	4/4/2018	56,078	USD	463,420	SEK	743	—
Royal Bank of Canada	4/4/2018	27,828	USD	36,795	SGD	—	(233)
Royal Bank of Canada	4/5/2018	22,712	USD	269,456	ZAR	—	(26)
Royal Bank of Canada	4/5/2018	268,073	ZAR	22,622	USD	—	(1)
Royal Bank of Canada	5/2/2018	109,803	USD	143,150	AUD	—	(1)
Royal Bank of Canada	5/2/2018	51,796	USD	66,740	CAD	—	—
Royal Bank of Canada	5/2/2018	10,567	USD	63,919	DKK	—	—
Royal Bank of Canada	5/2/2018	158,474	USD	112,835	GBP	—	—
Royal Bank of Canada	5/2/2018	28,473	USD	99,788	ILS	1	—
Royal Bank of Canada	5/2/2018	39,355	USD	54,560	NZD	—	(2)
Royal Bank of Canada	5/3/2018	10,599	USD	10,126	CHF	—	—
Royal Bank of Canada	5/3/2018	4,355	USD	89,769	CZK	—	(1)
Royal Bank of Canada	5/3/2018	164,386	USD	133,389	EUR	—	(1)
Royal Bank of Canada	5/3/2018	74,839	USD	586,762	HKD	—	(2)
Royal Bank of Canada	5/3/2018	1,803	USD	456,925	HUF	—	—
Royal Bank of Canada	5/3/2018	9,133	USD	167,503	MXN	—	(1)
Royal Bank of Canada	5/3/2018	31,052	USD	243,579	NOK	—	(1)
Royal Bank of Canada	5/3/2018	53,624	USD	448,177	SEK	—	—
Royal Bank of Canada	5/3/2018	5,518	USD	22,078	TRY	—	(4)
Royal Bank of Canada	5/4/2018	13,983	USD	46,599	BRL	—	(3)
Royal Bank of Canada	5/4/2018	7,409	USD	4,470,737	CLP	—	—
Royal Bank of Canada	5/4/2018	4,714	USD	16,140	PLN	—	—
Royal Bank of Canada	5/4/2018	27,248	USD	35,704	SGD	—	—
Royal Bank of Canada	5/4/2018	20,747	USD	246,880	ZAR	—	—
Royal Bank of Canada	5/7/2018	334,487	USD	35,494,422	JPY	109	—
State Street Bank and Trust	4/3/2018	1,950	SGD	5,219	ILS	1	—
State Street Bank and Trust	4/3/2018	71,970	USD	92,157	CAD	487	—
State Street Bank and Trust	4/3/2018	39,709	USD	137,777	ILS	466	—
State Street Bank and Trust	4/3/2018	11,768	USD	223,195	MXN	—	(460)
State Street Bank and Trust	4/3/2018	7,696	USD	29,581	TRY	231	—
State Street Bank and Trust	4/4/2018	4,100	CZK	190	CHF	—	—
State Street Bank and Trust	4/4/2018	35,500	HUF	134	CHF	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2018

State Street Bank and Trust	4/4/2018	150,306	USD	192,877	AUD	2,360	—
State Street Bank and Trust	4/4/2018	19,294	USD	62,909	BRL	368	—
State Street Bank and Trust	4/4/2018	14,690	USD	13,841	CHF	236	—
State Street Bank and Trust	4/4/2018	10,402	USD	6,189,921	CLP	146	—
State Street Bank and Trust	4/4/2018	5,623	USD	116,940	CZK	—	(43)
State Street Bank and Trust	4/4/2018	14,899	USD	90,716	DKK	—	(68)
State Street Bank and Trust	4/4/2018	219,133	USD	179,204	EUR	—	(1,261)
State Street Bank and Trust	4/4/2018	208,983	USD	151,432	GBP	—	(3,445)
State Street Bank and Trust	4/4/2018	99,832	USD	780,488	HKD	385	—
State Street Bank and Trust	4/4/2018	2,365	USD	607,621	HUF	—	(29)
State Street Bank and Trust	4/4/2018	453,625	USD	48,285,704	JPY	—	(430)
State Street Bank and Trust	4/4/2018	40,835	USD	321,717	NOK	—	(143)
State Street Bank and Trust	4/4/2018	50,825	USD	70,392	NZD	44	—
State Street Bank and Trust	4/4/2018	6,229	USD	21,331	PLN	1	—
State Street Bank and Trust	4/4/2018	73,600	USD	608,217	SEK	975	—
State Street Bank and Trust	4/4/2018	36,520	USD	48,288	SGD	—	(305)
State Street Bank and Trust	4/4/2018	1,300	ZAR	152	NZD	—	—
State Street Bank and Trust	4/5/2018	29,806	USD	353,618	ZAR	—	(34)
UBS AG	4/3/2018	1,774	CAD	1,356	USD	20	—
UBS AG	4/3/2018	2,601	ILS	748	USD	—	(7)
UBS AG	4/3/2018	5,400	NOK	2,418	ILS	—	(1)
UBS AG	4/3/2018	71,970	USD	92,158	CAD	487	—
UBS AG	4/3/2018	39,709	USD	137,785	ILS	463	—
UBS AG	4/3/2018	11,768	USD	223,202	MXN	—	(460)
UBS AG	4/3/2018	7,696	USD	29,582	TRY	231	—
UBS AG	4/4/2018	3,682	AUD	2,832	USD	—	(8)
UBS AG	4/4/2018	3,359	EUR	4,128	USD	4	—
UBS AG	4/4/2018	2,807	GBP	3,937	USD	—	—
UBS AG	4/4/2018	14,746	HKD	1,881	USD	—	(2)
UBS AG	4/4/2018	908,269	JPY	8,546	USD	—	(5)
UBS AG	4/4/2018	5,940	NOK	769	USD	—	(12)
UBS AG	4/4/2018	1,330	NZD	957	USD	3	—
UBS AG	4/4/2018	11,366	SEK	1,387	USD	—	(30)
UBS AG	4/4/2018	907	SGD	688	USD	3	—
UBS AG	4/4/2018	150,306	USD	192,877	AUD	2,360	—
UBS AG	4/4/2018	19,292	USD	62,909	BRL	366	—
UBS AG	4/4/2018	14,690	USD	13,841	CHF	236	—
UBS AG	4/4/2018	10,410	USD	6,189,921	CLP	154	—
UBS AG	4/4/2018	5,623	USD	116,930	CZK	—	(42)
UBS AG	4/4/2018	14,899	USD	90,719	DKK	—	(69)
UBS AG	4/4/2018	219,133	USD	179,207	EUR	—	(1,265)
UBS AG	4/4/2018	208,983	USD	151,431	GBP	—	(3,445)
UBS AG	4/4/2018	99,832	USD	780,470	HKD	387	—
UBS AG	4/4/2018	2,365	USD	607,637	HUF	—	(29)
UBS AG	4/4/2018	453,625	USD	48,286,113	JPY	—	(434)
UBS AG	4/4/2018	40,835	USD	321,721	NOK	—	(144)
UBS AG	4/4/2018	50,825	USD	70,391	NZD	45	—
UBS AG	4/4/2018	6,229	USD	21,331	PLN	2	—
UBS AG	4/4/2018	73,600	USD	608,257	SEK	971	—
UBS AG	4/4/2018	36,520	USD	48,289	SGD	—	(306)
UBS AG	4/5/2018	29,806	USD	353,618	ZAR	—	(34)
UBS AG	4/5/2018	6,733	ZAR	562	USD	6	—

						$28,580	$(37,867)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global Hedged SmallCap Dividend Fund (HGSD)

March 31, 2018

CURRENCY LEGEND

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
CHF	Swiss franc
CLP	Chilean peso
CZK	Czech koruna
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
HUF	Hungary forint
IDR	Indonesian rupiah
ILS	Israeli New shekel
INR	Indian rupee
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
MYR	Malaysian ringgit
NOK	Norwegian krone
NZD	New Zealand dollar
PHP	Philippine peso
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar
THB	Thai baht
TRY	Turkish New lira
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 4.6%
Altium Ltd.	1,708	$26,071
ARB Corp., Ltd.	1,239	18,836
Bapcor Ltd.(a)	6,102	26,585
Beach Energy Ltd.	30,496	28,421
Blackmores Ltd.(a)	232	22,382
Breville Group Ltd.	2,739	24,434
Brickworks Ltd.	4,312	51,333
Cleanaway Waste Management Ltd.	17,385	19,269
Corporate Travel Management Ltd.	1,071	19,289
Costa Group Holdings Ltd.	4,149	21,736
CSR Ltd.	18,385	73,050
Event Hospitality and Entertainment Ltd.	756	8,078
Fairfax Media Ltd.	63,974	33,123
Genworth Mortgage Insurance Australia Ltd.(a)	12,365	21,909
GrainCorp Ltd. Class A	5,216	33,888
IDP Education Ltd.	3,815	21,801
Inghams Group Ltd.(a)	7,827	20,413
Invocare Ltd.	2,148	21,403
IRESS Ltd.	4,290	31,228
Metcash Ltd.	11,512	27,639
Monadelphous Group Ltd.	2,001	23,330
MYOB Group Ltd.	13,405	31,361
Navitas Ltd.(a)	5,922	22,531
New Hope Corp., Ltd.	10,567	17,021
NIB Holdings Ltd.	4,414	21,601
Nufarm Ltd.	3,808	24,682
OZ Minerals Ltd.	5,990	41,306
Pact Group Holdings Ltd.	7,091	29,807
Perpetual Ltd.	1,222	43,633
Premier Investments Ltd.(a)	2,188	26,500
Primary Health Care Ltd.	6,683	19,992
Regis Resources Ltd.	12,625	43,869
Reliance Worldwide Corp., Ltd.	6,541	22,176
St Barbara Ltd.	7,912	24,215
Super Retail Group Ltd.	3,614	18,850
Technology One Ltd.	4,994	19,881
Vocus Group Ltd.(a)	24,046	40,947

Total Australia		1,022,590

Austria - 0.1%
S IMMO AG	849	16,811

Belgium - 0.2%
Econocom Group S.A./N.V.	3,032	22,187
Euronav N.V.	3,675	30,440

Total Belgium		52,627

Brazil - 0.6%
AES Tiete Energia S.A.	6,307	23,037
Cia de Saneamento de Minas Gerais-COPASA	767	11,096
Cia Hering	4,205	26,114
Ez Tec Empreendimentos e Participacoes S.A.	2,453	17,034
MRV Engenharia e Participacoes S.A.	7,732	37,804
TOTVS S.A.	1,786	15,481

Total Brazil		130,566

Canada - 2.2%
Boralex, Inc. Class A	818	14,193
CES Energy Solutions Corp.	2,250	10,262
Cineplex, Inc.(a)	1,986	48,292
EnerCare, Inc.	2,606	35,656
Enerflex Ltd.	1,051	12,521
Enghouse Systems Ltd.	200	10,572
Hudson’s Bay Co.(a)	1,518	10,503
Innergex Renewable Energy, Inc.(a)	2,336	23,863
Laurentian Bank of Canada	547	20,094
Mullen Group Ltd.(a)	2,094	23,924
North West Co., Inc. (The)(a)	1,660	34,803
OceanaGold Corp.	3,887	10,462
Pason Systems, Inc.	854	11,426
Russel Metals, Inc.	2,196	47,795
Secure Energy Services, Inc.	2,621	14,922
ShawCor Ltd.	1,051	19,891
Sleep Country Canada Holdings, Inc.(a)(b)	467	12,356
Superior Plus Corp.	4,080	39,052
TransAlta Corp.	8,093	43,815
Transcontinental, Inc. Class A	1,051	20,747
Westshore Terminals Investment Corp.(a)	1,733	29,949

Total Canada		495,098

Chile - 0.3%
Inversiones Aguas Metropolitanas S.A.	10,573	19,460
Ripley Corp. S.A.	23,218	23,951
Vina Concha y Toro S.A.	13,387	28,958

Total Chile		72,369

China - 2.4%
BAIC Motor Corp., Ltd. Class H(b)	24,000	29,418
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	12,000	22,537
China Communications Services Corp., Ltd. Class H	40,000	23,903
China National Building Material Co., Ltd. Class H(a)	30,000	32,568
China SCE Property Holdings Ltd.	27,000	13,967
China Travel International Investment Hong Kong Ltd.	64,000	22,670
Chongqing Rural Commercial Bank Co., Ltd. Class H	29,000	22,207
Fufeng Group Ltd.*	21,000	12,442
Fuyao Glass Industry Group Co., Ltd. Class H(b)	7,600	29,293
Golden Eagle Retail Group Ltd.	12,000	13,746
Huabao International Holdings Ltd.	21,000	13,914
Huaneng Renewables Corp., Ltd. Class H	50,000	18,666
Jiangsu Expressway Co., Ltd. Class H	28,000	39,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2018

Investments	Shares	Value
Luye Pharma Group Ltd.(a)	21,500	$20,573
Red Star Macalline Group Corp., Ltd. Class H(b)	14,400	16,862
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	20,000	13,328
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	8,100	21,674
Shougang Fushan Resources Group Ltd.	126,000	32,109
Tianneng Power International Ltd.	14,000	16,572
Times China Holdings Ltd.	10,000	15,290
Yanzhou Coal Mining Co., Ltd. Class H	14,000	17,838
Yuexiu Transport Infrastructure Ltd.	26,000	20,009
Zhejiang Expressway Co., Ltd. Class H	28,000	28,577
Zijin Mining Group Co., Ltd. Class H	68,000	30,412

Total China		528,176

Czech Republic - 0.2%
Moneta Money Bank AS(b)	8,042	33,312

Denmark - 0.4%
Alm Brand A/S	2,308	23,419
Scandinavian Tobacco Group A/S Class A(b)	2,764	48,568
Spar Nord Bank A/S	2,125	25,209

Total Denmark		97,196

Finland - 0.4%
Finnair Oyj	450	6,254
Ramirent Oyj	3,428	28,226
Sanoma Oyj	2,368	27,739
Uponor Oyj	1,515	25,284

Total Finland		87,503

France - 0.4%
Coface S.A.	1,583	18,086
IPSOS	741	29,089
Neopost S.A.	1,941	51,085

Total France		98,260

Germany - 1.2%
BayWa AG	593	20,894
Bilfinger SE	850	38,679
ElringKlinger AG	1,811	33,721
Indus Holding AG	561	39,258
Jenoptik AG	293	10,349
Kloeckner & Co. SE	1,469	18,428
Pfeiffer Vacuum Technology AG	206	31,998
TLG Immobilien AG	1,383	37,930
VTG AG	356	20,118
Washtec AG	223	21,227

Total Germany		272,602

Hong Kong - 0.7%
China Water Affairs Group Ltd.	10,000	10,181
CP Pokphand Co., Ltd.	296,000	23,006
Hong Kong Aircraft Engineering Co., Ltd.	3,200	18,593
Kowloon Development Co., Ltd.	36,000	40,503
Stella International Holdings Ltd.	11,000	14,660
Television Broadcasts Ltd.	12,500	41,410

Total Hong Kong		148,353

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	10,738	19,184

Indonesia - 0.3%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	78,400	11,731
Indo Tambangraya Megah Tbk PT	14,600	30,223
Japfa Comfeed Indonesia Tbk PT	97,400	10,470
Media Nusantara Citra Tbk PT	151,700	15,592

Total Indonesia		68,016

Ireland - 0.2%
C&C Group PLC	11,153	36,486
Irish Continental Group PLC	2,251	15,835

Total Ireland		52,321

Israel - 1.1%
Amot Investments Ltd.	6,774	36,235
First International Bank of Israel Ltd.	1,454	30,605
Gazit-Globe Ltd.	3,904	38,508
Harel Insurance Investments & Financial Services Ltd.	6,370	50,313
Oil Refineries Ltd.	100,084	46,238
Shapir Engineering and Industry Ltd.	7,789	24,892
Shufersal Ltd.*	4,518	28,736

Total Israel		255,527

Italy - 1.1%
Banca Popolare di Sondrio SCPA	5,779	22,871
CIR-Compagnie Industriali Riunite SpA	14,622	19,350
Ei Towers SpA	450	25,209
Maire Tecnimont SpA	3,796	19,514
MARR SpA	1,789	53,113
OVS SpA(b)	3,505	21,476
Piaggio & C. SpA	4,419	12,261
RAI Way SpA(b)	5,677	31,453
Salini Impregilo SpA(a)	4,730	14,019
Societa Cattolica di Assicurazioni SC	1,878	19,979

Total Italy		239,245

Japan - 14.1%
Adastria Co., Ltd.	1,200	24,474
ADEKA Corp.	2,100	37,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2018

Investments	Shares	Value
Alpine Electronics, Inc.	900	$16,968
Amano Corp.	1,400	37,794
Anritsu Corp.	1,800	22,240
AOKI Holdings, Inc.	2,500	38,293
Aoyama Trading Co., Ltd.	1,600	63,037
Arcs Co., Ltd.	900	21,724
ASKUL Corp.(a)	700	23,597
Autobacs Seven Co., Ltd.	2,000	37,499
Benefit One, Inc.(a)	700	19,371
Capcom Co., Ltd.	1,600	34,588
Ci:z Holdings Co., Ltd.	500	24,918
Cocokara fine, Inc.	400	27,344
COLOPL, Inc.	1,400	12,190
Cosmo Energy Holdings Co., Ltd.	1,100	35,632
D.A. Consortium Holdings, Inc.*	300	7,205
Daikyo, Inc.	900	18,220
Daikyonishikawa Corp.	800	13,119
Daio Paper Corp.(a)	1,300	18,336
Daishi Bank Ltd. (The)	400	17,677
DCM Holdings Co., Ltd.	3,000	30,465
Dip Corp.	700	22,181
Doutor Nichires Holdings Co., Ltd.	700	16,402
Exedy Corp.	1,400	44,165
Fancl Corp.	900	32,962
Fujitec Co., Ltd.	1,200	15,797
Fukuyama Transporting Co., Ltd.	600	26,488
Hanwa Co., Ltd.	800	33,700
Hazama Ando Corp.(a)	3,400	25,608
Heiwa Corp.	2,800	56,316
Heiwado Co., Ltd.	700	16,936
Hogy Medical Co., Ltd.	400	16,154
Hokuetsu Kishu Paper Co., Ltd.	2,900	18,706
Hyakugo Bank Ltd. (The)	3,700	17,500
Inaba Denki Sangyo Co., Ltd.	500	22,120
Itochu Enex Co., Ltd.	1,800	16,908
Iwatani Corp.	600	22,172
Japan Aviation Electronics Industry Ltd.	1,000	14,151
Juroku Bank Ltd. (The)	500	13,329
Kanematsu Corp.	1,500	20,621
Keihin Corp.	1,100	22,424
Keiyo Bank Ltd. (The)	4,000	17,866
Kintetsu World Express, Inc.	900	16,908
Komeri Co., Ltd.	600	15,989
Kumagai Gumi Co., Ltd.	700	22,511
KYB Corp.	400	18,994
Kyoritsu Maintenance Co., Ltd.(a)	600	28,717
Leopalace21 Corp.	2,900	24,187
Life Corp.	600	16,553
Makino Milling Machine Co., Ltd.	2,000	18,768
Maruha Nichiro Corp.	500	15,985
Matsui Securities Co., Ltd.	3,900	35,351
Megmilk Snow Brand Co., Ltd.	600	16,231
Meitec Corp.	700	38,768
Mitsubishi Shokuhin Co., Ltd.	600	17,207
Mochida Pharmaceutical Co., Ltd.	600	42,200
Nachi-Fujikoshi Corp.	5,000	30,371
NEC Networks & System Integration Corp.	900	23,467
Nichias Corp.	2,000	25,425
Nichiha Corp.	400	15,289
Nihon Kohden Corp.	700	19,489
Nihon Unisys Ltd.	1,800	38,827
Nikkon Holdings Co., Ltd.	1,400	36,728
Nippon Flour Mills Co., Ltd.	3,500	54,269
Nippon Light Metal Holdings Co., Ltd.	12,300	32,962
Nippon Steel & Sumikin Bussan Corp.	900	49,845
Nippon Suisan Kaisha Ltd.	2,700	14,014
Nishi-Nippon Financial Holdings, Inc.	1,800	20,886
Nishi-Nippon Railroad Co., Ltd.	700	18,298
Nishimatsu Construction Co., Ltd.	1,300	32,246
Nissan Shatai Co., Ltd.	1,800	18,838
Nisshin Steel Co., Ltd.	1,800	21,512
Nissin Electric Co., Ltd.	1,400	12,980
Nissin Kogyo Co., Ltd.	900	15,554
Noevir Holdings Co., Ltd.	800	57,696
Obara Group, Inc.	200	11,848
Okamura Corp.	1,500	20,451
Okasan Securities Group, Inc.(a)	4,500	26,911
OKUMA Corp.	400	23,545
Okumura Corp.	1,200	47,334
Onward Holdings Co., Ltd.	4,700	40,791
Paramount Bed Holdings Co., Ltd.	400	20,423
Parco Co., Ltd.(a)	1,500	20,113
Penta-Ocean Construction Co., Ltd.	3,400	24,905
Resorttrust, Inc.	1,900	39,894
Round One Corp.	400	6,334
Ryosan Co., Ltd.(a)	700	25,242
Seiren Co., Ltd.	800	14,947
Senko Group Holdings Co., Ltd.(a)	3,400	26,471
Ship Healthcare Holdings, Inc.	500	17,630
SKY Perfect JSAT Holdings, Inc.	11,300	50,789
Starts Corp., Inc.	800	21,762
Sumitomo Bakelite Co., Ltd.	2,000	17,659
Sumitomo Osaka Cement Co., Ltd.(a)	7,000	31,067
T-Gaia Corp.	1,800	50,116
Tadano Ltd.	1,900	28,496
Taiyo Holdings Co., Ltd.	500	21,486
Taiyo Yuden Co., Ltd.(a)	1,100	18,649
Takara Holdings, Inc.	2,100	23,320
Takasago Thermal Engineering Co., Ltd.	1,200	22,048
TechnoPro Holdings, Inc.	500	30,136
Toagosei Co., Ltd.	1,300	15,316
Toho Holdings Co., Ltd.	900	21,207
TOKAI Holdings Corp.	3,500	35,477
Tokai Rika Co., Ltd.	1,800	36,880
Tokai Tokyo Financial Holdings, Inc.	4,400	30,409
Tokyo Ohka Kogyo Co., Ltd.	500	17,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2018

Investments	Shares	Value
Tokyo Seimitsu Co., Ltd.	700	$28,270
Topcon Corp.	700	13,671
Toppan Forms Co., Ltd.	1,900	21,260
Topre Corp.	600	17,377
Toshiba Plant Systems & Services Corp.	1,200	25,873
Toyo Ink SC Holdings Co., Ltd.	5,000	31,030
Toyobo Co., Ltd.	1,600	31,579
TPR Co., Ltd.	500	14,457
Trusco Nakayama Corp.	600	14,877
Tsubakimoto Chain Co.	4,000	32,572
Unipres Corp.	600	13,574
United Arrows Ltd.	500	19,276
United Super Markets Holdings, Inc.	1,900	20,206
Ushio, Inc.	1,500	20,141
Valor Holdings Co., Ltd.	1,100	29,788
Yoshinoya Holdings Co., Ltd.	1,400	28,079

Total Japan		3,143,757

Malaysia - 0.4%
Alliance Bank Malaysia Bhd	16,400	18,529
Malakoff Corp. Bhd	76,900	17,694
QL Resources Bhd	23,400	30,793
Top Glove Corp. Bhd	9,500	23,676

Total Malaysia		90,692

Mexico - 0.4%
Banregio Grupo Financiero S.A.B. de C.V.	2,371	14,538
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	6,658	32,335
Macquarie Mexico Real Estate Management S.A. de C.V.*	19,272	21,559
Megacable Holdings S.A.B. de C.V. Series CPO	4,205	19,344

Total Mexico		87,776

Netherlands - 1.2%
Arcadis N.V.	1,627	31,916
Corbion N.V.	1,299	39,332
Flow Traders(b)	361	15,371
ForFarmers N.V.	1,022	14,253
Intertrust N.V.(b)	2,246	46,516
Koninklijke BAM Groep N.V.(a)	3,538	16,465
PostNL N.V.	13,933	52,126
Rhi Magnesita N.V.*	540	33,007
Van Lanschot Kempen N.V.	558	17,705

Total Netherlands		266,691

New Zealand - 1.7%
Chorus Ltd.	17,176	49,563
EBOS Group Ltd.	3,102	40,168
Genesis Energy Ltd.	55,502	95,093
Infratil Ltd.	19,825	44,336
Kiwi Property Group Ltd.	35,225	34,051
Mainfreight Ltd.	732	12,991
SKYCITY Entertainment Group Ltd.	25,242	71,017
Trade Me Group Ltd.	9,040	28,890

Total New Zealand		376,109

Norway - 1.3%
Atea ASA*	3,738	60,563
Borregaard ASA	2,251	21,217
Grieg Seafood ASA	3,241	29,805
Kongsberg Gruppen ASA	2,189	52,753
Ocean Yield ASA	5,244	44,084
Veidekke ASA	4,114	45,956
XXL ASA(b)	2,434	24,926

Total Norway		279,304

Philippines - 0.1%
D&L Industries, Inc.	67,300	14,910

Poland - 0.1%
Asseco Poland S.A.	2,014	26,459

Portugal - 0.8%
Altri, SGPS, S.A.	6,171	41,135
Corticeira Amorim, SGPS, S.A.	1,525	19,505
REN - Redes Energeticas Nacionais, SGPS, S.A.	17,926	55,292
Semapa-Sociedade de Investimento e Gestao	2,350	53,526

Total Portugal		169,458

Singapore - 1.3%
Bukit Sembawang Estates Ltd.	4,200	19,570
GuocoLand Ltd.	16,100	25,538
Ho Bee Land Ltd.	8,500	16,335
IGG, Inc.(a)	21,000	28,738
Keppel Infrastructure Trust	133,500	54,467
M1 Ltd.(a)	36,600	48,566
OUE Ltd.	12,100	16,794
Raffles Medical Group Ltd.(a)	28,800	25,257
United Engineers Ltd.	16,100	32,045
Wheelock Properties Singapore Ltd.	13,500	18,428

Total Singapore		285,738

South Africa - 0.9%
African Rainbow Minerals Ltd.	2,387	20,428
Barloworld Ltd.	2,950	41,344
Coronation Fund Managers Ltd.	5,708	38,896
EOH Holdings Ltd.	1,875	6,805
Hyprop Investments Ltd.	4,097	37,420
Pioneer Foods Group Ltd.	2,069	21,687
Tsogo Sun Holdings Ltd.	18,077	35,593

Total South Africa		202,173

South Korea - 0.9%
Cheil Worldwide, Inc.	1,211	20,450
Doosan Heavy Industries & Construction Co., Ltd.*	1,472	21,958
Grand Korea Leisure Co., Ltd.	978	23,581
Hite Jinro Co., Ltd.	479	10,089
Hyundai Department Store Co., Ltd.	333	28,929
Hyundai Wia Corp.	266	13,800
KEPCO Plant Service & Engineering Co., Ltd.	408	17,416
LOTTE Himart Co., Ltd.	353	23,845
LS Industrial Systems Co., Ltd.	554	31,913
SKC Co., Ltd.	364	13,062

Total South Korea		205,043

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2018

Investments	Shares	Value
Spain - 0.9%
Almirall S.A.(a)	2,605	$30,724
Construcciones y Auxiliar de Ferrocarriles S.A.	343	17,717
Ence Energia y Celulosa S.A.	4,588	34,532
Euskaltel S.A.(b)	4,604	38,362
Parques Reunidos Servicios Centrales SAU(b)	1,378	21,726
Tecnicas Reunidas S.A.(a)	1,967	58,035

Total Spain		201,096

Sweden - 2.0%
AddTech AB Class B	1,292	25,918
AF AB Class B	738	16,056
Ahlstrom-Munksjo Oyj	1,601	33,355
Attendo AB(b)	1,240	11,645
Betsson AB*	5,046	38,031
Bilia AB Class A	1,990	17,584
Bonava AB Class B	1,988	27,204
Bravida Holding AB(b)	2,357	16,802
Clas Ohlson AB Class B	1,787	19,268
Fagerhult AB	936	11,400
Hemfosa Fastigheter AB	2,928	35,416
Kungsleden AB	3,373	22,454
Mycronic AB(a)	1,480	18,874
Nobia AB	4,336	38,908
Nolato AB Class B	296	21,525
Paradox Interactive AB	676	10,138
Ratos AB Class B	3,620	14,065
Resurs Holding AB(b)	2,600	18,317
Scandic Hotels Group AB(b)	1,838	17,546
Wihlborgs Fastigheter AB	1,362	31,453

Total Sweden		445,959

Switzerland - 0.8%
ALSO Holding AG Registered Shares*	111	14,582
Bobst Group S.A. Registered Shares	172	18,985
Bossard Holding AG Registered Shares Class A	54	11,053
Huber + Suhner AG Registered Shares	326	18,452
Implenia AG Registered Shares*	213	16,849
Oriflame Holding AG	1,574	75,178
u-blox Holding AG*	91	16,345

Total Switzerland		171,444

Taiwan - 3.6%
Accton Technology Corp.	7,000	23,192
Acer, Inc.*	39,000	33,038
Chicony Electronics Co., Ltd.	14,230	36,652
Chroma ATE, Inc.	4,000	23,185
CTCI Corp.	12,000	19,940
Elite Material Co., Ltd.	5,000	16,085
Giant Manufacturing Co., Ltd.	6,000	31,485
HannStar Display Corp.	50,000	17,149
Hota Industrial Manufacturing Co., Ltd.	2,000	8,506
Kenda Rubber Industrial Co., Ltd.	14,000	17,646
King Yuan Electronics Co., Ltd.	28,000	29,290
King’s Town Bank	25,000	31,725
LCY Chemical Corp.	16,000	24,310
Long Chen Paper Co., Ltd.	9,000	10,063
Merry Electronics Co., Ltd.	4,000	23,116
Micro-Star International Co., Ltd.	18,000	58,772
Primax Electronics Ltd.	6,000	12,861
Qisda Corp.	43,000	32,445
Radiant Opto-Electronics Corp.	14,000	34,523
Realtek Semiconductor Corp.	14,000	62,421
Synnex Technology International Corp.	45,700	68,181
Taiwan Secom Co., Ltd.	14,000	43,406
Teco Electric and Machinery Co., Ltd.	28,000	23,576
Tong Yang Industry Co., Ltd.	7,000	12,532
Transcend Information, Inc.	9,000	26,669
Tripod Technology Corp.	7,000	23,528
Walsin Lihwa Corp.	60,000	36,012
Wan Hai Lines Ltd.	26,000	16,006

Total Taiwan		796,314

Thailand - 0.6%
Bangchak Corp. PCL NVDR	34,200	39,647
BCPG PCL NVDR	8,700	5,731
Hana Microelectronics PCL	10,400	10,726
Hana Microelectronics PCL NVDR	15,300	15,779
Jasmine International PCL NVDR	109,700	21,575
Kiatnakin Bank PCL NVDR	9,100	21,317
TTW PCL NVDR	62,400	24,146

Total Thailand		138,921

Turkey - 0.2%
Soda Sanayii AS	14,266	19,879
TAV Havalimanlari Holding AS	5,410	32,612

Total Turkey		52,491

United Kingdom - 6.3%
Ascential PLC	5,140	30,053
Big Yellow Group PLC	2,674	31,997
Bovis Homes Group PLC	3,351	53,542
Card Factory PLC	17,305	45,905
Coats Group PLC	7,685	8,258
Computacenter PLC	2,763	44,496
Cranswick PLC	520	20,746
Crest Nicholson Holdings PLC	8,739	55,705
Dairy Crest Group PLC	3,691	26,510
Dignity PLC	726	8,906
Diploma PLC	2,147	34,365
Drax Group PLC	7,257	27,955
Dunelm Group PLC	4,964	36,698
Elementis PLC	14,916	61,810
Essentra PLC	6,459	38,399
esure Group PLC	7,066	21,450
FDM Group Holdings PLC	1,508	21,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2018

Investments	Shares	Value
Fidessa Group PLC	516	$26,529
Galliford Try PLC	3,796	44,464
Genus PLC	741	24,220
Go-Ahead Group PLC	1,720	42,321
Greggs PLC	1,671	28,809
Hill & Smith Holdings PLC	1,300	24,236
Ibstock PLC(b)	8,976	35,508
J D Wetherspoon PLC	1,747	27,913
James Halstead PLC	3,294	19,176
John Laing Group PLC(b)	6,909	26,110
Just Group PLC	10,022	19,148
Marshalls PLC	3,735	21,911
McCarthy & Stone PLC(b)	14,823	30,047
Millennium & Copthorne Hotels PLC	2,259	17,017
Mitchells & Butlers PLC	5,433	19,008
Morgan Advanced Materials PLC	7,740	34,571
OneSavings Bank PLC	2,585	13,526
Pets at Home Group PLC(a)	14,061	33,335
Polypipe Group PLC	3,908	19,078
PZ Cussons PLC	6,440	20,652
QinetiQ Group PLC	12,389	35,853
Renewi PLC	16,013	16,847
Safestore Holdings PLC	3,803	26,194
Savills PLC	1,933	26,614
Senior PLC	6,516	27,477
SIG PLC	6,854	13,009
Spire Healthcare Group PLC(b)	6,614	19,410
Stagecoach Group PLC	9,400	17,406
Superdry PLC	1,381	30,241
TBC Bank Group PLC	612	15,797
Ted Baker PLC	646	22,655
Telecom Plus PLC	1,305	22,370
Ultra Electronics Holdings PLC	1,506	29,217
Virgin Money Holdings UK PLC	3,870	14,267

Total United Kingdom		1,413,308

United States - 44.7%
1st Source Corp.	499	25,259
AAON, Inc.	1,177	45,903
AAR Corp.	820	36,170
Acushnet Holdings Corp.	4,013	92,660
ADTRAN, Inc.	1,988	30,913
Agree Realty Corp.	1,677	80,563
Alamo Group, Inc.	148	16,265
Albany International Corp. Class A	920	57,684
Altra Industrial Motion Corp.	979	44,985
American Assets Trust, Inc.	2,043	68,257
American States Water Co.	1,619	85,904
Ameris Bancorp	465	24,598
AMERISAFE, Inc.	1,756	97,019
Apogee Enterprises, Inc.	918	39,795
Arch Coal, Inc. Class A	614	56,414
Artisan Partners Asset Management, Inc. Class A	4,760	158,508
Atrion Corp.	33	20,833
AZZ, Inc.	368	16,082
Badger Meter, Inc.	760	35,834
BancFirst Corp.	663	35,205
Beneficial Bancorp, Inc.	1,732	26,933
Berkshire Hills Bancorp, Inc.	1,087	41,252
Bloomin’ Brands, Inc.	4,847	117,685
Boston Private Financial Holdings, Inc.	3,221	48,476
Brady Corp. Class A	2,587	96,107
Brinker International, Inc.	5,597	202,052
Brookline Bancorp, Inc.	2,474	40,079
Calavo Growers, Inc.	585	53,937
Caleres, Inc.	1,301	43,714
California Water Service Group	2,161	80,497
Callaway Golf Co.	1,064	17,407
Camping World Holdings, Inc. Class A	554	17,867
CareTrust REIT, Inc.	3,985	53,399
CBL & Associates Properties, Inc.(a)	27,711	115,555
CenterState Bank Corp.	661	17,536
Cheesecake Factory, Inc. (The)(a)	3,089	148,952
Chesapeake Lodging Trust	5,013	139,412
Chesapeake Utilities Corp.	602	42,351
Chico’s FAS, Inc.	14,926	134,931
City Holding Co.	535	36,680
Coca-Cola Bottling Co. Consolidated	96	16,576
Cohen & Steers, Inc.	2,331	94,778
Comfort Systems USA, Inc.	909	37,496
CONMED Corp.	1,080	68,396
Consolidated Communications Holdings, Inc.	11,344	124,330
Cooper Tire & Rubber Co.	1,605	47,026
Covanta Holding Corp.	20,374	295,423
CSG Systems International, Inc.	926	41,939
Cubic Corp.	404	25,694
Diebold Nixdorf, Inc.(a)	5,347	82,344
Dillard’s, Inc. Class A(a)	478	38,403
DSW, Inc. Class A	5,205	116,904
Emerald Expositions Events, Inc.(a)	1,418	27,623
Employers Holdings, Inc.	491	19,861
EnPro Industries, Inc.	609	47,124
Ensign Group, Inc. (The)	764	20,093
ESCO Technologies, Inc.	477	27,928
Exponent, Inc.	687	54,033
FBL Financial Group, Inc. Class A	1,402	97,229
Federal Signal Corp.	1,956	43,071
First Busey Corp.	1,215	36,110
First Commonwealth Financial Corp.	3,084	43,577
First Financial Bancorp	2,232	65,509
First Interstate BancSystem, Inc. Class A	930	36,781
Forward Air Corp.	843	44,561
Four Corners Property Trust, Inc.	3,437	79,360
Franklin Street Properties Corp.	2,641	22,211
Getty Realty Corp.	2,151	54,248
Global Net Lease, Inc.	3,983	67,233
Government Properties Income Trust	4,699	64,188
Greenbrier Cos., Inc. (The)	1,250	62,812
Greif, Inc. Class A	1,872	97,812
Group 1 Automotive, Inc.	815	53,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2018

Investments	Shares	Value
Guess?, Inc.	11,469	$237,867
Heartland Financial USA, Inc.	396	21,008
HFF, Inc. Class A	1,995	99,151
HNI Corp.	2,898	104,589
Horace Mann Educators Corp.	1,501	64,168
Independent Bank Group, Inc.	272	19,230
Innospec, Inc.	785	53,851
Insperity, Inc.	1,481	103,004
Inter Parfums, Inc.	1,250	58,937
Interface, Inc.	1,984	49,997
Kadant, Inc.	257	24,287
Kaiser Aluminum Corp.	825	83,242
Kaman Corp.	1,097	68,146
Kearny Financial Corp.	946	12,298
Kite Realty Group Trust	7,627	116,159
La-Z-Boy, Inc.	1,386	41,511
Lakeland Financial Corp.	603	27,877
LegacyTexas Financial Group, Inc.	1,068	45,732
LTC Properties, Inc.	2,874	109,212
ManTech International Corp. Class A	1,194	66,231
Marten Transport Ltd.	695	15,846
Matson, Inc.	1,579	45,223
MDC Holdings, Inc.	3,951	110,312
Methode Electronics, Inc.	797	31,163
Mobile Mini, Inc.	1,868	81,258
Moelis & Co. Class A	1,145	58,223
Monmouth Real Estate Investment Corp.	4,311	64,837
Monro, Inc.	1,223	65,553
Multi-Color Corp.	190	12,550
National Storage Affiliates Trust	2,723	68,293
NBT Bancorp, Inc.	1,537	54,533
Neenah, Inc.	759	59,506
Nelnet, Inc. Class A	510	26,729
NIC, Inc.	8,303	110,430
Northwest Bancshares, Inc.	4,819	79,803
Northwest Natural Gas Co.	1,837	105,903
NRG Yield, Inc. Class C	8,334	141,678
Otter Tail Corp.	2,540	110,109
Owens & Minor, Inc.	5,806	90,283
Oxford Industries, Inc.	800	59,648
Park National Corp.	714	74,085
Plantronics, Inc.	1,257	75,885
Primoris Services Corp.	1,082	27,028
Progress Software Corp.	1,452	55,829
Provident Financial Services, Inc.	2,500	63,975
Quaker Chemical Corp.	322	47,698
Raven Industries, Inc.	1,403	49,175
RE/MAX Holdings, Inc. Class A	397	23,999
Red Rock Resorts, Inc. Class A	2,564	75,074
REV Group, Inc.	962	19,971
S&T Bancorp, Inc.	1,012	40,419
Safety Insurance Group, Inc.	703	54,026
Saul Centers, Inc.	1,159	59,074
Schweitzer-Mauduit International, Inc.	908	35,548
Shenandoah Telecommunications Co.	867	31,212
Simmons First National Corp. Class A	1,500	42,675
SJW Group	711	37,477
SM Energy Co.	1,660	29,930
Southside Bancshares, Inc.	1,267	44,016
Standex International Corp.	246	23,456
State Auto Financial Corp.	1,061	30,313
Steelcase, Inc. Class A	4,887	66,463
Stepan Co.	559	46,498
Summit Hotel Properties, Inc.	5,939	80,830
Sun Hydraulics Corp.	436	23,352
Tennant Co.	627	42,448
Terreno Realty Corp.	1,669	57,597
Tompkins Financial Corp.	489	37,047
Tootsie Roll Industries, Inc.(a)	973	28,665
Triumph Group, Inc.	675	17,010
TTEC Holdings, Inc.	1,277	39,204
U.S. Ecology, Inc.	888	47,330
Union Bankshares Corp.	1,395	51,210
United Fire Group, Inc.	875	41,877
Universal Corp.	1,327	64,359
Viad Corp.	368	19,302
Virtu Financial, Inc. Class A(a)	4,103	135,399
Wabash National Corp.	1,709	35,564
Waddell & Reed Financial, Inc. Class A	10,057	203,252
Warrior Met Coal, Inc.(a)	673	18,851
Washington Prime Group, Inc.	29,079	193,957
Watts Water Technologies, Inc. Class A	818	63,559
WD-40 Co.	588	77,440
Weis Markets, Inc.	659	27,006
WesBanco, Inc.	1,496	63,281
Westamerica Bancorporation	952	55,292
Winnebago Industries, Inc.	722	27,147
WSFS Financial Corp.	297	14,226
Xperi Corp.	1,858	39,297

Total United States		9,954,303

TOTAL COMMON STOCKS (Cost: $20,499,081)		22,011,702

RIGHTS - 0.0%

United Kingdom - 0.0%
Galliford Try PLC, expiring 4/13/18* (Cost $0)	1,265	4,970

EXCHANGE-TRADED NOTE - 0.5%

United States - 0.5%
iPath MSCI India Index ETN* (Cost: $109,570)	1,367	113,625

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.4%

United States - 4.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $972,294)(d)	972,294	972,294

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global SmallCap Dividend Fund (GSD)

March 31, 2018

TOTAL INVESTMENTS IN SECURITIES - 103.7% (Cost: $21,580,945)	23,102,591
Other Assets less Liabilities - (3.7)%	(827,168)

NET ASSETS - 100.0%	$22,275,423

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)

At March 31, 2018, the total market value of the Fund’s securities on loan was $1,359,829 and the total market value of the collateral held by the Fund was $1,424,852. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $452,558.

ETN      -    Exchange-Traded Note

NVDR  -     Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 99.2%

China - 99.2%

Aerospace & Defense - 0.6%
AECC Aero-Engine Control Co., Ltd. Class A	1,800	$4,798
AECC Aviation Power Co., Ltd. Class A	4,000	17,967
AVIC Aircraft Co., Ltd. Class A	5,400	14,745
AVIC Electromechanical Systems Co., Ltd. Class A	3,600	6,614
AVIC Helicopter Co., Ltd. Class A	1,700	13,064
China Aerospace Times Electronics Co., Ltd. Class A*	7,200	9,086
China Avionics Systems Co., Ltd. Class A	1,800	4,463
China Spacesat Co., Ltd. Class A	2,700	9,892

Total Aerospace & Defense		80,629

Air Freight & Logistics - 0.2%
Shenzhen Feima International Supply Chain Co., Ltd. Class A	1,800	3,528
STO Express Co., Ltd. Class A	1,300	5,062
YTO Express Group Co., Ltd. Class A	1,400	3,649
ZTO Express Cayman, Inc. ADR(a)	1,169	17,523

Total Air Freight & Logistics		29,762

Airlines - 0.7%
Air China Ltd. Class A	6,700	12,619
Air China Ltd. Class H	10,000	12,742
China Eastern Airlines Corp., Ltd. Class A	20,700	23,721
China Eastern Airlines Corp., Ltd. Class H	6,000	4,358
China Southern Airlines Co., Ltd. Class A	13,000	21,509
China Southern Airlines Co., Ltd. Class H	10,000	10,321
Hainan Airlines Holding Co., Ltd. Class A†	6,700	3,461
Juneyao Airlines Co., Ltd. Class A	2,200	5,192
Spring Airlines Co., Ltd. Class A	1,200	5,819

Total Airlines		99,742

Auto Components - 1.0%
Anhui Zhongding Sealing Parts Co., Ltd. Class A	3,100	8,701
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,300	5,161
Fuyao Glass Industry Group Co., Ltd. Class A	5,800	22,834
Fuyao Glass Industry Group Co., Ltd. Class H(b)	3,600	13,876
Huayu Automotive Systems Co., Ltd. Class A	5,800	22,337
Minth Group Ltd.	4,000	18,221
Ningbo Joyson Electronic Corp. Class A	1,800	8,574
Wanxiang Qianchao Co., Ltd. Class A	5,800	8,029
Weifu High-Technology Group Co., Ltd. Class A	2,600	9,319
Wuhu Shunrong Sanqi Interactive Entertainment Network Technology Co., Ltd. Class A	3,100	9,184
Zhejiang Wanfeng Auto Wheel Co., Ltd. Class A†	4,900	9,665

Total Auto Components		135,901

Automobiles - 2.3%
Anhui Jianghuai Automobile Group Corp., Ltd. Class A	4,000	4,908
Beiqi Foton Motor Co., Ltd. Class A	20,700	8,291
Brilliance China Automotive Holdings Ltd.	14,000	29,219
BYD Co., Ltd. Class A	3,500	31,319
BYD Co., Ltd. Class H(a)	3,000	23,394
Chongqing Changan Automobile Co., Ltd. Class A	8,500	15,158
Chongqing Changan Automobile Co., Ltd. Class B	1,200	1,243
Dongfeng Motor Group Co., Ltd. Class H	18,000	20,894
Geely Automobile Holdings Ltd.	24,000	69,111
Great Wall Motor Co., Ltd. Class A	4,000	7,235
Great Wall Motor Co., Ltd. Class H(a)	17,500	17,548
Guangzhou Automobile Group Co., Ltd. Class A	947	3,344
Guangzhou Automobile Group Co., Ltd. Class H	12,000	22,109
SAIC Motor Corp., Ltd. Class A	12,600	68,110

Total Automobiles		321,883

Banks - 17.1%
Agricultural Bank of China Ltd. Class A	153,900	95,642
Agricultural Bank of China Ltd. Class H	117,000	66,488
Bank of China Ltd. Class A	92,200	57,591
Bank of China Ltd. Class H	333,000	179,053
Bank of Communications Co., Ltd. Class A	87,300	85,750
Bank of Communications Co., Ltd. Class H	98,000	76,794
China CITIC Bank Corp., Ltd. Class A	13,500	13,840
China CITIC Bank Corp., Ltd. Class H	54,000	36,879
China Construction Bank Corp. Class A	31,400	38,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
China Construction Bank Corp. Class H	463,000	$475,489
China Merchants Bank Co., Ltd. Class A	69,300	320,412
China Merchants Bank Co., Ltd. Class H	18,000	73,736
China Minsheng Banking Corp., Ltd. Class A	114,700	145,661
China Minsheng Banking Corp., Ltd. Class H	31,000	30,138
Industrial & Commercial Bank of China Ltd. Class A	94,400	91,374
Industrial & Commercial Bank of China Ltd. Class H	342,000	293,268
Industrial Bank Co., Ltd. Class A	68,300	181,179
Shanghai Pudong Development Bank Co., Ltd. Class A	76,900	142,391

Total Banks		2,404,363

Beverages - 2.9%
China Resources Beer Holdings Co., Ltd.	8,000	34,657
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	2,700	46,342
Kweichow Moutai Co., Ltd. Class A	1,800	195,578
Luzhou Laojiao Co., Ltd. Class A	3,100	27,961
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,100	9,611
Tsingtao Brewery Co., Ltd. Class A	1,700	10,924
Wuliangye Yibin Co., Ltd. Class A	7,200	75,940

Total Beverages		401,013

Biotechnology - 0.5%
3SBio, Inc.*(b)	8,500	19,148
Beijing SL Pharmaceutical Co., Ltd. Class A	1,800	10,952
Beijing Tiantan Biological Products Corp., Ltd. Class A	900	4,135
Hualan Biological Engineering, Inc. Class A	2,600	12,426
Jinyu Bio-Technology Co., Ltd. Class A	3,100	13,491
Shanghai RAAS Blood Products Co., Ltd. Class A†	4,000	12,423

Total Biotechnology		72,575

Building Products - 0.1%
Beijing New Building Materials PLC Class A	3,600	14,407
Beijing Shouhang Resources Saving Co., Ltd. Class A	4,900	5,039

Total Building Products		19,446

Capital Markets - 0.9%
CITIC Securities Co., Ltd. Class A	34,600	102,177
CITIC Securities Co., Ltd. Class H	13,000	29,749

Total Capital Markets		131,926

Chemicals - 2.0%
China Hainan Rubber Industry Group Co., Ltd. Class A*	4,900	4,844
Do-Fluoride Chemicals Co., Ltd. Class A	2,700	7,540
ENN Ecological Holdings Co., Ltd. Class A	2,000	3,726
Guangzhou Tinci Materials Technology Co., Ltd. Class A	600	4,459
Hengli Petrochemical Co., Ltd. Class A	3,100	7,208
Hengyi Petrochemical Co., Ltd. Class A†	300	1,240
Hongda Xingye Co., Ltd. Class A	4,000	4,031
Huapont Life Sciences Co., Ltd. Class A	4,900	5,093
Hubei Xinyangfeng Fertilizer Co., Ltd. Class A	2,600	4,017
Jiangsu Bicon Pharmaceutical Listed Co. Class A	900	3,708
Kangde Xin Composite Material Group Co., Ltd. Class A†	11,600	36,450
Kingenta Ecological Engineering Group Co., Ltd. Class A	5,800	7,974
Kingfa Sci & Tech Co., Ltd. Class A	6,300	5,998
Lomon Billions Group Co., Ltd. Class A†	2,200	6,441
Luxi Chemical Group Co., Ltd. Class A*	4,500	12,559
Ningbo Shanshan Co., Ltd. Class A	2,700	8,364
North Huajin Chemical Industries Co., Ltd. Class A	3,600	5,173
Qinghai Salt Lake Industry Co., Ltd. Class A	6,300	12,927
Rongsheng Petro Chemical Co., Ltd. Class A	3,600	8,440
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	4,900	12,399
Sichuan Hebang Biotechnology Co., Ltd. Class A	13,000	4,318
Sinopec Shanghai Petrochemical Co., Ltd. Class A	8,100	7,686
Sinopec Shanghai Petrochemical Co., Ltd. Class H	18,000	10,940
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	4,000	5,474
Tianqi Lithium Corp. Class A	2,700	25,276
Tongkun Group Co., Ltd. Class A	2,700	9,462
Transfar Zhilian Co., Ltd. Class A	1,800	4,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
Xinjiang Zhongtai Chemical Co., Ltd. Class A	5,400	$10,248
Zhejiang Juhua Co., Ltd. Class A	3,300	6,257
Zhejiang Longsheng Group Co., Ltd. Class A	9,900	17,560
Zhejiang Runtu Co., Ltd. Class A	1,300	4,407
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	2,700	5,652

Total Chemicals		274,700

Commercial Services & Supplies - 0.4%
A-Living Services Co., Ltd. Class H*(b)	40	58
China Everbright International Ltd.	17,000	23,827
Eternal Asia Supply Chain Management Ltd. Class A	5,400	6,317
Jihua Group Corp., Ltd. Class A	6,300	5,598
TianGuang ZhongMao Co., Ltd. Class A	3,600	3,038
Tus-Sound Environmental Resources Co., Ltd. Class A	2,700	12,209

Total Commercial Services & Supplies		51,047

Communications Equipment - 0.5%
Hubei Kaile Science & Technology Co., Ltd. Class A*	1,800	9,412
ZTE Corp. Class A*	9,800	46,962
ZTE Corp. Class H*	3,600	11,720

Total Communications Equipment		68,094

Construction & Engineering - 2.4%
Beijing Orient Landscape & Environment Co., Ltd. Class A	5,400	17,783
China CAMC Engineering Co., Ltd. Class A	1,800	4,615
China Communications Construction Co., Ltd. Class A	5,800	11,846
China Communications Construction Co., Ltd. Class H	22,000	22,593
China Gezhouba Group Co., Ltd. Class A	11,700	16,309
China National Chemical Engineering Co., Ltd. Class A	7,300	8,551
China Nuclear Engineering Corp., Ltd. Class A	2,200	3,409
China Railway Construction Corp., Ltd. Class A	17,100	26,581
China Railway Construction Corp., Ltd. Class H	9,000	9,013
China Railway Group Ltd. Class A	27,000	31,627
China Railway Group Ltd. Class H	18,000	12,477
China Railway Hi-tech Industry Co., Ltd. Class A	3,100	5,691
China State Construction Engineering Corp., Ltd. Class A	56,200	77,355
China State Construction International Holdings Ltd.	12,000	14,648
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	7,200	8,228
Metallurgical Corp. of China Ltd. Class A	17,500	10,569
Northcom Group Co., Ltd. Class A*	1,000	4,280
Power Construction Corp. of China Ltd. Class A	13,500	14,397
Shanghai Construction Group Co., Ltd. Class A	22,000	13,078
Shanghai Tunnel Engineering Co., Ltd. Class A	7,600	8,745
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	5,800	11,966

Total Construction & Engineering		333,761

Construction Materials - 1.1%
Anhui Conch Cement Co., Ltd. Class A	6,300	32,213
Anhui Conch Cement Co., Ltd. Class H	6,500	35,406
BBMG Corp. Class A	13,500	10,728
BBMG Corp. Class H	9,000	4,060
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	2,600	16,968
China Jushi Co., Ltd. Class A	7,600	18,771
China Resources Cement Holdings Ltd.	6,000	5,183
China West Construction Group Co., Ltd. Class A	1,500	3,695
CSG Holding Co., Ltd. Class A	6,700	8,019
Huaxin Cement Co., Ltd. Class A	1,900	4,500
Jilin Yatai Group Co., Ltd. Class A*	6,700	4,973
Sichuan Shuangma Cement Co., Ltd. Class A*	1,300	4,099
Tangshan Jidong Cement Co., Ltd. Class A*	2,200	5,028

Total Construction Materials		153,643

Containers & Packaging - 0.1%
Org Packaging Co., Ltd. Class A*	4,900	4,540
Shenzhen Jinjia Group Co., Ltd. Class A	3,600	4,881

Total Containers & Packaging		9,421

Distributors - 0.2%
Anhui Xinhua Media Co., Ltd. Class A	2,700	4,249
Liaoning Cheng Da Co., Ltd. Class A*	5,400	15,483
Wuchan Zhongda Group Co., Ltd. Class A	5,400	5,716

Total Distributors		25,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
Diversified Consumer Services - 0.7%
New Oriental Education & Technology Group, Inc. ADR	575	$50,399
TAL Education Group ADR	1,250	46,362

Total Diversified Consumer Services		96,761

Electrical Equipment - 1.6%
Changyuan Group Ltd. Class A	4,500	12,745
China XD Electric Co., Ltd. Class A	7,400	4,905
Dongfang Electric Corp., Ltd. Class A*	4,500	6,451
Fangda Carbon New Material Co., Ltd. Class A	4,900	20,638
Guoxuan High-Tech Co., Ltd. Class A	2,700	9,445
Henan Senyuan Electric Co., Ltd. Class A	1,500	4,077
Hongfa Technology Co., Ltd. Class A	1,700	11,421
Jiangsu Zhongtian Technology Co., Ltd. Class A	8,100	15,809
Jiangxi Special Electric Motor Co., Ltd. Class A	4,900	8,801
Luxshare Precision Industry Co., Ltd. Class A	5,400	20,753
NARI Technology Co., Ltd. Class A	6,300	16,832
Shanghai Electric Group Co., Ltd. Class A*	15,300	14,445
Shanghai Electric Group Co., Ltd. Class H*(a)	2,000	693
Suzhou Anjie Technology Co., Ltd. Class A	900	2,968
TBEA Co., Ltd. Class A	13,500	18,925
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	8,500	24,480
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	3,400	5,450
XJ Electric Co., Ltd. Class A	2,200	3,962
Zhejiang Chint Electrics Co., Ltd. Class A	1,300	5,440
Zhongshan Broad Ocean Motor Co., Ltd. Class A	4,500	4,578
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,700	13,073

Total Electrical Equipment		225,891

Electronic Equipment, Instruments & Components - 1.3%
AAC Technologies Holdings, Inc.	3,000	54,126
GoerTek, Inc. Class A	8,100	17,277
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	14,400	94,525
Zhejiang Dahua Technology Co., Ltd. Class A	5,800	23,618

Total Electronic Equipment, Instruments & Components		189,546

Energy Equipment & Services - 0.1%
Fullshare Holdings Ltd.*	32,500	18,013

Food & Staples Retailing - 0.3%
Shanghai Bailian Group Co., Ltd. Class A	3,600	6,231
Sun Art Retail Group Ltd.	11,000	12,797
Yonghui Superstores Co., Ltd. Class A	13,900	21,739

Total Food & Staples Retailing		40,767

Food Products - 2.3%
Beijing Dabeinong Technology Group Co., Ltd. Class A	6,700	6,123
China Mengniu Dairy Co., Ltd.	14,000	47,985
Dali Foods Group Co., Ltd.(b)	9,000	7,408
Foshan Haitian Flavouring & Food Co., Ltd. Class A	3,100	27,966
Guangdong Haid Group Co., Ltd. Class A	2,700	10,377
Henan Shuanghui Investment & Development Co., Ltd. Class A	4,000	16,275
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	20,520	92,918
Muyuan Foodstuff Co., Ltd. Class A	1,300	9,356
New Hope Liuhe Co., Ltd. Class A	8,500	9,835
Tingyi Cayman Islands Holding Corp.	10,000	20,743
Want Want China Holdings Ltd.	35,000	28,051
WH Group Ltd.(b)	31,500	33,554
Yuan Longping High-tech Agriculture Co., Ltd. Class A	3,100	12,737

Total Food Products		323,328

Gas Utilities - 0.4%
China Gas Holdings Ltd.	10,800	39,287
China Resources Gas Group Ltd.	6,000	20,833

Total Gas Utilities		60,120

Health Care Equipment & Supplies - 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	2,700	10,544

Health Care Providers & Services - 1.0%
China National Accord Medicines Corp., Ltd. Class A	500	4,726
Huadong Medicine Co., Ltd. Class A	1,800	18,739
Jointown Pharmaceutical Group Co., Ltd. Class A*	2,700	8,334
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	5,400	23,319
Realcan Pharmaceutical Co., Ltd. Class A	1,800	4,354
Searainbow Holding Corp. Class A*	2,700	16,929

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	4,500	$17,638
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	3,500	9,365
Sinopharm Group Co., Ltd. Class H	6,800	34,051

Total Health Care Providers & Services		137,455

Hotels, Restaurants & Leisure - 1.0%
China International Travel Service Corp., Ltd. Class A	3,600	30,274
China Lodging Group Ltd. ADR	125	16,464
Shenzhen Overseas Chinese Town Co., Ltd. Class A	13,500	17,680
Yum China Holdings, Inc.	1,673	69,430

Total Hotels, Restaurants & Leisure		133,848

Household Durables - 3.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	18,900	140,886
Haier Electronics Group Co., Ltd.	7,000	24,929
Hangzhou Robam Appliances Co., Ltd. Class A	2,200	12,812
Hisense Electric Co., Ltd. Class A	3,100	7,622
Leo Group Co., Ltd. Class A	10,800	4,841
Midea Group Co., Ltd. Class A	16,600	143,872
NavInfo Co., Ltd. Class A	3,600	14,762
Oppein Home Group, Inc. Class A*	100	2,236
Qingdao Haier Co., Ltd. Class A	14,800	41,448
Suofeiya Home Collection Co., Ltd. Class A	2,200	11,983
TCL Corp. Class A	34,600	19,082

Total Household Durables		424,473

Independent Power & Renewable Electricity Producers - 2.0%
CGN Power Co., Ltd. Class H(b)	45,000	11,639
China National Nuclear Power Co., Ltd. Class A	18,400	19,653
China Power International Development Ltd.	18,000	4,633
China Resources Power Holdings Co., Ltd.	12,000	21,895
China Yangtze Power Co., Ltd. Class A	31,900	81,224
Datang International Power Generation Co., Ltd. Class A*	8,500	4,972
GD Power Development Co., Ltd. Class A	46,300	21,856
Huadian Power International Corp., Ltd. Class A	12,100	7,308
Huaneng Power International, Inc. Class A	17,070	18,639
Huaneng Power International, Inc. Class H	26,000	17,459
Hubei Energy Group Co., Ltd. Class A	8,500	5,863
SDIC Power Holdings Co., Ltd. Class A	13,900	15,708
Shanghai Electric Power Co., Ltd. Class A	3,600	5,029
Shenergy Co., Ltd. Class A	9,900	9,063
Shenzhen Energy Group Co., Ltd. Class A	4,500	4,177
Sichuan Chuantou Energy Co., Ltd. Class A	9,400	13,596
Zhejiang Zheneng Electric Power Co., Ltd. Class A	13,000	11,426

Total Independent Power & Renewable Electricity Producers		274,140

Industrial Conglomerates - 0.5%
Beijing Enterprises Holdings Ltd.	3,000	15,672
China Baoan Group Co., Ltd. Class A	8,100	7,814
CITIC Ltd.	33,000	46,168
Shanghai Industrial Holdings Ltd.	1,000	2,606

Total Industrial Conglomerates		72,260

Insurance - 6.5%
China Life Insurance Co., Ltd. Class A	7,100	28,675
China Life Insurance Co., Ltd. Class H	32,000	88,070
China Pacific Insurance Group Co., Ltd. Class A	14,766	79,630
China Pacific Insurance Group Co., Ltd. Class H	12,600	56,431
Hubei Biocause Pharmaceutical Co., Ltd. Class A	4,900	6,012
Ping An Insurance Group Co. of China Ltd. Class A	42,200	438,051
Ping An Insurance Group Co. of China Ltd. Class H	22,000	223,692

Total Insurance		920,561

Internet & Catalog Retail - 1.8%
Ctrip.com International Ltd. ADR*	1,755	81,818
JD.com, Inc. ADR*	3,383	136,977
Vipshop Holdings Ltd. ADR*	1,664	27,656

Total Internet & Catalog Retail		246,451

Internet Software & Services - 17.9%
Alibaba Group Holding Ltd. ADR*	4,932	905,219
Baidu, Inc. ADR*	1,197	267,159
NetEase, Inc. ADR	324	90,846
Tencent Holdings Ltd.	24,000	1,252,552

Total Internet Software & Services		2,515,776

Leisure Products - 0.0%
Alpha Group Class A	1,800	3,579

Life Sciences Tools & Services - 0.0%
Wuxi Biologics Cayman, Inc.*(a)(b)	500	4,807

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
Machinery - 2.5%
Beijing SPC Environment Protection Tech Co., Ltd. Class A	2,700	$6,497
China Conch Venture Holdings Ltd.	9,000	27,465
China First Heavy Industries Class A*	11,100	6,140
China International Marine Containers Group Co., Ltd. Class A	4,000	10,636
China Shipbuilding Industry Co., Ltd. Class A*	41,800	36,075
CITIC Heavy Industries Co., Ltd. Class A*	7,000	3,939
CRRC Corp., Ltd. Class A	35,100	56,067
CRRC Corp., Ltd. Class H	18,000	15,343
Fujian Longking Co., Ltd. Class A	3,600	8,342
Haitian International Holdings Ltd.	2,000	6,065
Han’s Laser Technology Industry Group Co., Ltd. Class A	3,600	31,298
Inner Mongolia First Machinery Group Co., Ltd. Class A	2,700	6,227
North Navigation Control Technology Co., Ltd. Class A	3,100	5,474
Sany Heavy Industry Co., Ltd. Class A	16,200	20,238
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	1,300	4,391
Shanghai Zhenhua Heavy Industries Co., Ltd. Class A	6,400	5,239
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A†	400	1,652
Tian Di Science & Technology Co., Ltd. Class A	5,400	3,665
Weichai Power Co., Ltd. Class A	18,900	24,813
Weichai Power Co., Ltd. Class H	9,000	10,091
XCMG Construction Machinery Co., Ltd. Class A	17,500	10,848
Yangzijiang Shipbuilding Holdings Ltd.	9,900	9,135
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	3,600	10,162
Zhengzhou Yutong Bus Co., Ltd. Class A	4,900	17,414
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	21,600	14,453

Total Machinery		351,669

Marine - 0.2%
COSCO Shipping Development Co., Ltd. Class A*	11,700	5,653
COSCO Shipping Energy Transportation Co., Ltd. Class A	4,900	4,206
COSCO Shipping Holdings Co., Ltd. Class A*	13,500	12,638
COSCO Shipping Holdings Co., Ltd. Class H*	9,000	4,461

Total Marine		26,958

Media - 0.6%
Alibaba Pictures Group Ltd.*	90,000	11,697
Beijing Gehua CATV Network Co., Ltd. Class A	2,900	5,937
China Film Co., Ltd. Class A	1,800	4,824
China Media Group Class A†	8,100	10,814
China South Publishing & Media Group Co., Ltd. Class A	2,200	4,462
Chinese Universe Publishing and Media Co., Ltd. Class A	2,200	5,395
CITIC Guoan Information Industry Co., Ltd. Class A	10,800	12,273
Cultural Investment Holdings Co., Ltd. Class A*	1,500	3,006
Jiangsu Broadcasting Cable Information Network Corp. Ltd. Class A	5,900	6,714
Perfect World Co., Ltd. Class A	900	4,789
Shanghai Oriental Pearl Group Co., Ltd. Class A	7,600	19,762

Total Media		89,673

Metals & Mining - 3.6%
Aluminum Corp. of China Ltd. Class A*	25,800	19,396
Aluminum Corp. of China Ltd. Class H*	18,000	9,977
Angang Steel Co., Ltd. Class A	4,900	4,657
Angang Steel Co., Ltd. Class H	4,000	3,823
Baoshan Iron & Steel Co., Ltd. Class A	32,760	44,362
Beijing Shougang Co., Ltd. Class A*	4,500	3,533
China Minmetals Rare Earth Co., Ltd. Class A*	2,500	4,677
China Molybdenum Co., Ltd. Class A	11,700	15,769
China Molybdenum Co., Ltd. Class H	18,000	13,578
China Nonferrous Metal Industry’s Foreign Engineering and Construction Co., Ltd. Class A	4,900	4,486
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	9,900	20,471
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd. Class A*	11,500	4,387
GEM Co., Ltd. Class A	13,900	16,393

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
Guangdong HEC Technology Holding Co., Ltd. Class A*	5,400	$8,746
Henan Shenhuo Coal & Power Co., Ltd. Class A	4,500	5,364
Hesteel Co., Ltd. Class A	20,200	11,269
Hunan Gold Corp., Ltd. Class A	2,700	3,841
Hunan Valin Steel Co., Ltd. Class A*	3,800	4,566
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A*	47,700	16,528
Jiangxi Copper Co., Ltd. Class A	4,000	10,992
Jiangxi Copper Co., Ltd. Class H	9,000	12,844
Jiangxi Ganfeng Lithium Co., Ltd. Class A	2,200	27,057
Jinduicheng Molybdenum Co., Ltd. Class A*	3,600	3,919
Maanshan Iron & Steel Co., Ltd. Class A*	10,300	5,861
MMG Ltd.*	8,000	4,883
Nanjing Iron & Steel Co., Ltd. Class A*	8,800	6,112
SGIS Songshan Co., Ltd. Class A*	4,000	3,954
Shaanxi Ligeance Mineral Resources Co., Ltd. Class A*	1,000	3,057
Shandong Gold Mining Co., Ltd. Class A	2,700	12,462
Shandong Iron and Steel Co., Ltd. Class A*	18,200	5,843
Shandong Nanshan Aluminum Co., Ltd. Class A	22,000	11,119
Shanxi Taigang Stainless Steel Co., Ltd. Class A	8,500	7,755
Shenghe Resources Holding Co., Ltd. Class A	2,400	6,473
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	6,700	9,978
Tongling Nonferrous Metals Group Co., Ltd. Class A*	25,600	10,701
Western Mining Co., Ltd. Class A	7,600	8,190
Xiamen Tungsten Co., Ltd. Class A	2,200	9,238
Xinxing Ductile Iron Pipes Co., Ltd. Class A	9,000	7,052
Xinyu Iron & Steel Co., Ltd. Class A	4,900	4,626
Yintai Resources Co., Ltd. Class A*	1,800	4,094
Yunnan Aluminium Co., Ltd. Class A*	4,000	4,876
Yunnan Chihong Zinc & Germanium Co., Ltd. Class A*	9,500	9,633
Yunnan Copper Co., Ltd. Class A*	3,300	5,990
Yunnan Tin Co., Ltd. Class A*	3,100	6,642
Zhejiang Huayou Cobalt Co., Ltd. Class A*	1,100	20,725
Zhongjin Gold Corp., Ltd. Class A	7,600	11,210
Zijin Mining Group Co., Ltd. Class A	52,200	36,090
Zijin Mining Group Co., Ltd. Class H	34,000	15,206

Total Metals & Mining		502,405

Multiline Retail - 0.1%
Nanjing Xinjiekou Department Store Co., Ltd. Class A†	1,900	10,050

Oil, Gas & Consumable Fuels - 3.0%
CEFC Anhui International Holding Co., Ltd. Class A†	3,600	3,084
China Coal Energy Co., Ltd. Class A	6,700	5,441
China Coal Energy Co., Ltd. Class H	9,000	3,601
China Petroleum & Chemical Corp. Class A	42,200	43,463
China Petroleum & Chemical Corp. Class H	120,000	105,348
China Shenhua Energy Co., Ltd. Class A	9,000	29,825
China Shenhua Energy Co., Ltd. Class H	17,500	43,481
CNOOC Ltd.	72,000	106,051
PetroChina Co., Ltd. Class A	14,400	17,486
PetroChina Co., Ltd. Class H	102,000	70,051

Total Oil, Gas & Consumable Fuels		427,831

Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd.	9,000	9,507
Nine Dragons Paper Holdings Ltd.	9,000	13,463
Shandong Chenming Paper Holdings Ltd. Class A	3,600	9,990
Shandong Sun Paper Industry JSC Ltd. Class A	4,500	7,867
Shanying International Holding Co., Ltd. Class A	9,900	7,144

Total Paper & Forest Products		47,971

Personal Products - 0.3%
Hengan International Group Co., Ltd.	3,500	32,421
Shanghai Jahwa United Co., Ltd. Class A	2,600	16,550

Total Personal Products		48,971

Pharmaceuticals - 4.1%
Beijing Tongrentang Co., Ltd. Class A	3,100	17,077
Changchun High & New Technology Industries, Inc. Class A	600	17,507
China Medical System Holdings Ltd.	9,000	20,435
China Resources Pharmaceutical Group Ltd.(b)	9,000	12,614

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,300	$5,692
CSPC Pharmaceutical Group Ltd.	18,000	47,819
Dong-E-E-Jiao Co., Ltd. Class A	2,600	25,477
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,100	10,127
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	900	6,577
Humanwell Healthcare Group Co., Ltd. Class A	4,000	9,892
Jiangsu Hengrui Medicine Co., Ltd. Class A	5,400	74,678
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	4,000	13,097
Kangmei Pharmaceutical Co., Ltd. Class A	12,600	44,999
Livzon Pharmaceutical Group, Inc. Class A	900	10,385
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	4,500	31,821
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,000	12,283
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,500	4,063
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	1,800	12,388
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	1,800	4,412
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	2,700	13,647
Sihuan Pharmaceutical Holdings Group Ltd.	26,000	7,686
Sino Biopharmaceutical Ltd.	20,000	39,244
Tasly Pharmaceutical Group Co., Ltd. Class A	2,700	19,534
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	4,900	20,825
Yifan Pharmaceutical Co., Ltd. Class A	2,700	9,557
Yunnan Baiyao Group Co., Ltd. Class A	1,800	28,323
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,300	17,146
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	8,200	9,136
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	2,700	14,071
Zhejiang NHU Co., Ltd. Class A	2,600	13,802

Total Pharmaceuticals		574,314

Professional Services - 0.1%
51job, Inc. ADR*	99	8,518

Real Estate Management & Development - 5.7%
Agile Group Holdings Ltd.	6,000	12,400
Beijing Capital Development Co., Ltd. Class A	4,000	5,391
China Evergrande Group*(a)	15,000	47,208
China Fortune Land Development Co., Ltd. Class A	4,900	25,553
China Jinmao Holdings Group Ltd.	26,000	14,808
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	9,000	31,184
China Overseas Land & Investment Ltd.	18,000	62,498
China Resources Land Ltd.	12,000	43,653
China Vanke Co., Ltd. Class A	31,000	164,024
China Vanke Co., Ltd. Class H	5,800	26,457
Country Garden Holdings Co., Ltd.	30,000	61,771
Financial Street Holdings Co., Ltd. Class A	9,400	14,641
Future Land Holdings Co., Ltd. Class A	3,100	17,334
Gemdale Corp. Class A	13,900	25,760
Greenland Holdings Corp., Ltd. Class A	13,900	16,371
Jinke Properties Group Co., Ltd. Class A	10,300	8,971
Logan Property Holdings Co., Ltd.	4,000	6,085
Longfor Properties Co., Ltd.	5,000	15,290
Oceanwide Holdings Co., Ltd. Class A†	1,600	2,014
Poly Real Estate Group Co., Ltd. Class A	31,900	68,295
RiseSun Real Estate Development Co., Ltd. Class A	7,200	11,467
Shanghai Lingang Holdings Corp. Ltd. Class A*	1,300	5,153
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	2,200	6,602
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	1,200	1,729
Shimao Property Holdings Ltd.	6,500	18,386
Sunac China Holdings Ltd.	9,000	34,746
Xinhu Zhongbao Co., Ltd. Class A*	18,400	13,599
Youngor Group Co., Ltd. Class A	10,800	14,539
Zall Group Ltd.*	10,000	14,194
Zhejiang China Commodities City Group Co., Ltd. Class A	10,800	9,184

Total Real Estate Management & Development		799,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2018

Investments	Shares	Value
Road & Rail - 0.4%
China High-Speed Railway Technology Co., Ltd. Class A	7,200	$7,828
Daqin Railway Co., Ltd. Class A	25,100	33,032
Guangshen Railway Co., Ltd. Class A	13,500	9,849
Guangshen Railway Co., Ltd. Class H	6,000	3,547

Total Road & Rail		54,256

Semiconductors & Semiconductor Equipment - 0.2%
Sanan Optoelectronics Co., Ltd. Class A	9,400	34,856

Software - 0.1%
Giant Network Group Co., Ltd. Class A	1,800	9,129

Specialty Retail - 0.3%
China Grand Automotive Services Co., Ltd. Series A	10,700	12,517
Pang Da Automobile Trade Co., Ltd. Class A*	15,700	5,814
Suning.com Co., Ltd. Class A	13,400	29,966

Total Specialty Retail		48,297

Technology Hardware, Storage & Peripherals - 0.6%
BOE Technology Group Co., Ltd. Class A	105,200	88,953

Textiles, Apparel & Luxury Goods - 0.5%
ANTA Sports Products Ltd.	6,000	30,274
Gansu Gangtai Holding Group Co., Ltd. Class A	2,200	3,773
Heilan Home Co., Ltd. Class A	3,600	6,574
Shenzhou International Group Holdings Ltd.	3,000	31,593

Total Textiles, Apparel & Luxury Goods		72,214

Trading Companies & Distributors - 0.3%
China Meheco Co., Ltd. Class A	2,600	9,823
CMST Development Co., Ltd. Class A	3,600	5,178
Orient Group, Inc. Class A*	11,700	8,331
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	1,300	3,713
Sinochem International Corp. Class A	4,000	4,679
Xiamen C & D, Inc. Class A	6,700	11,916

Total Trading Companies & Distributors		43,640

Transportation Infrastructure - 0.9%
China Merchants Port Holdings Co., Ltd.	8,000	17,634
COSCO Shipping Ports Ltd.	16,000	13,455
Dalian Port PDA Co., Ltd. Class A	9,900	3,981
Guangzhou Baiyun International Airport Co., Ltd. Class A	4,900	12,180
Jiangsu Expressway Co., Ltd. Class H	4,000	5,657
Ningbo Zhoushan Port Co., Ltd. Class A	14,400	12,176
Shanghai International Airport Co., Ltd. Class A	2,700	20,959
Shanghai International Port Group Co., Ltd. Class A	17,500	19,609
Shenzhen Airport Co., Ltd. Class A	3,600	4,835
Shenzhen International Holdings Ltd.	4,500	9,851
TangShan Port Group Co., Ltd. Class A	8,100	6,270
Tianjin Port Co., Ltd. Class A	2,700	4,180

Total Transportation Infrastructure		130,787

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd.*	34,000	18,975
Guangdong Investment Ltd.	18,000	28,301

Total Water Utilities		47,276

Wireless Telecommunication Services - 1.6%
China Mobile Ltd.	24,500	224,606

TOTAL COMMON STOCKS (Cost: $14,936,984)		13,953,355

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $34,594)(d)	34,594	34,594

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $14,971,578)		13,987,949
Other Assets less Liabilities - 0.5%		74,303

NET ASSETS - 100.0%		$14,062,252

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $97,294, which represents 0.69% of net assets.

(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)

At March 31, 2018, the total market value of the Fund’s securities on loan was $104,737 and the total market value of the collateral held by the Fund was $110,161. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $75,567.

ADR    -    American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

March 31, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 97.3%

United States - 97.3%
21st Century Fox America, Inc.
5.40%, 10/1/43	$44,000	$51,800
ABB Finance USA, Inc.
2.88%, 5/8/22	63,000	62,361
Abbott Laboratories
2.00%, 3/15/20	74,000	72,755
4.90%, 11/30/46	32,000	35,226
AbbVie, Inc.
4.45%, 5/14/46	31,000	30,952
Altria Group, Inc.
2.63%, 9/16/26	14,000	12,929
American International Group, Inc.
3.30%, 3/1/21	35,000	35,060
4.80%, 7/10/45	27,000	27,787
Amgen, Inc.
2.20%, 5/22/19	12,000	11,928
5.15%, 11/15/41	61,000	68,040
Anthem, Inc.
4.65%, 1/15/43	15,000	15,164
Apple, Inc.
3.85%, 5/4/43	60,000	59,274
AT&T, Inc.
3.60%, 2/17/23	37,000	37,261
5.45%, 3/1/47	50,000	53,267
4.50%, 3/9/48	117,000	109,176
Bank of America Corp.
4.13%, 1/22/24	62,000	63,867
4.45%, 3/3/26	47,000	48,092
5.00%, 1/21/44	49,000	55,137
BB&T Corp.
5.25%, 11/1/19	45,000	46,578
Becton Dickinson and Co.
3.70%, 6/6/27	23,000	22,249
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	48,000	61,354
Block Financial LLC
5.50%, 11/1/22	46,000	48,837
Burlington Northern Santa Fe LLC
4.15%, 4/1/45	9,000	9,209
CBS Corp.
4.60%, 1/15/45	11,000	10,687
Celgene Corp.
2.88%, 8/15/20	74,000	73,749
Citigroup, Inc.
2.05%, 12/7/18	91,000	90,675
5.50%, 9/13/25	134,000	145,306
Comcast Corp.
4.25%, 1/15/33	12,000	12,454
4.65%, 7/15/42	46,000	48,247
Commonwealth Edison Co.
3.65%, 6/15/46	7,000	6,633
CSX Corp.
4.25%, 11/1/66	10,000	9,121
CVS Health Corp.
4.88%, 7/20/35	60,000	62,438
Discovery Communications LLC
5.20%, 9/20/47	20,000	20,032
Dow Chemical Co. (The)
4.13%, 11/15/21	147,000	151,307
Duke Energy Corp.
2.65%, 9/1/26	38,000	34,745
3.15%, 8/15/27	29,000	27,352
eBay, Inc.
2.88%, 8/1/21	30,000	29,745
Edison International
2.13%, 4/15/20	20,000	19,642
EI du Pont de Nemours & Co.
2.80%, 2/15/23	88,000	86,025
EPR Properties
5.75%, 8/15/22	33,000	35,290
Exelon Corp.
3.50%, 6/1/22	44,000	43,619
Express Scripts Holding Co.
4.80%, 7/15/46	12,000	12,228
FedEx Corp.
4.55%, 4/1/46	12,000	12,152
General Motors Co.
6.75%, 4/1/46	18,000	20,966
General Motors Financial Co., Inc.
3.15%, 1/15/20	12,000	12,000
3.20%, 7/6/21	31,000	30,755
4.35%, 1/17/27	42,000	41,795
Gilead Sciences, Inc.
4.15%, 3/1/47	31,000	30,430
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	62,000	65,696
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	32,000	40,192
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	25,000	25,899
HSBC USA, Inc.
5.00%, 9/27/20	100,000	103,886
International Business Machines Corp.
4.00%, 6/20/42	31,000	31,585
International Paper Co.
4.40%, 8/15/47	12,000	11,485
JPMorgan Chase & Co.
5.63%, 8/16/43	51,000	59,627
Kimco Realty Corp.
3.13%, 6/1/23	21,000	20,491
Kraft Heinz Foods Co.
6.88%, 1/26/39	23,000	28,480
Kroger Co. (The)
1.50%, 9/30/19	12,000	11,723
3.70%, 8/1/27	30,000	29,042
Lowe’s Cos., Inc.
4.05%, 5/3/47	11,000	10,873
Macy’s Retail Holdings, Inc.
6.38%, 3/15/37	11,000	11,309
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	9,845
Marathon Petroleum Corp.
3.63%, 9/15/24	25,000	24,888
Marriott International, Inc.
3.00%, 3/1/19	57,000	57,049

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

March 31, 2018

Investments	Principal Amount	Value
McDonald’s Corp.
3.50%, 3/1/27	$24,000	$23,694
McKesson Corp.
3.80%, 3/15/24	113,000	112,776
MetLife, Inc.
6.40%, 12/15/66	17,000	18,679
Microsoft Corp.
4.10%, 2/6/37	45,000	47,810
Molson Coors Brewing Co.
3.00%, 7/15/26	18,000	16,702
Morgan Stanley
4.88%, 11/1/22	148,000	155,242
MPLX L.P.
4.13%, 3/1/27	10,000	9,926
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	16,000	15,578
Northrop Grumman Corp.
3.25%, 8/1/23	84,000	83,539
NVR, Inc.
3.95%, 9/15/22	18,000	18,380
Oracle Corp.
4.30%, 7/8/34	71,000	75,086
Pacific Gas & Electric Co.
6.05%, 3/1/34	68,000	81,270
Pfizer, Inc.
2.10%, 5/15/19	124,000	123,563
Philip Morris International, Inc.
5.65%, 5/16/18	104,000	104,396
QUALCOMM, Inc.
1.85%, 5/20/19	12,000	11,919
4.30%, 5/20/47	9,000	8,742
Reynolds American, Inc.
5.85%, 8/15/45	17,000	19,959
Rockwell Collins, Inc.
3.50%, 3/15/27	8,000	7,733
Santander Holdings USA, Inc.
2.65%, 4/17/20	81,000	80,136
Sempra Energy
3.25%, 6/15/27	16,000	15,230
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	40,000	37,366
South Carolina Electric & Gas Co.
4.10%, 6/15/46	6,000	5,786
Southern Co. Gas Capital Corp.
4.40%, 5/30/47	15,000	15,262
Synchrony Financial
2.70%, 2/3/20	110,000	108,885
Thermo Fisher Scientific, Inc.
3.00%, 4/15/23	86,000	83,901
Time Warner, Inc.
4.88%, 3/15/20	76,000	78,618
3.60%, 7/15/25	126,000	122,802
Tyson Foods, Inc.
2.65%, 8/15/19	36,000	35,808
3.95%, 8/15/24	89,000	89,671
United Parcel Service, Inc.
6.20%, 1/15/38	7,000	9,069
United Technologies Corp.
4.50%, 6/1/42	35,000	35,632
UnitedHealth Group, Inc.
3.38%, 4/15/27	25,000	24,628
Verizon Communications, Inc.
4.15%, 3/15/24	63,000	64,742
4.40%, 11/1/34	156,000	154,515
Viacom, Inc.
4.50%, 3/1/21	57,000	58,968
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	9,000	8,938
Wells Fargo & Co.
3.45%, 2/13/23, Series M	44,000	43,438
4.30%, 7/22/27	45,000	45,326
4.75%, 12/7/46	14,000	14,380
Xylem, Inc.
4.38%, 11/1/46	29,000	29,593

TOTAL CORPORATE BONDS (Cost: $4,854,752)		4,745,454

U.S. GOVERNMENT OBLIGATIONS - 0.2%

U.S. Treasury Note - 0.2%
U.S. Treasury Note 2.25%, 2/15/27 (Cost: $9,864)	10,000	9,613

TOTAL INVESTMENTS IN SECURITIES - 97.5% (Cost: $4,864,616)		4,755,067
Other Assets less Liabilities - 2.5%		123,497

NET ASSETS - 100.0%		$4,878,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 93.9%

United States - 93.9%
ADT Corp. (The)
4.13%, 6/15/23	$75,000	$70,687
AMC Entertainment Holdings, Inc.
5.88%, 11/15/26	75,000	73,875
AMC Networks, Inc.
5.00%, 4/1/24	50,000	49,534
American Axle & Manufacturing, Inc.
6.25%, 4/1/25	50,000	50,063
Andeavor Logistics L.P.
5.25%, 1/15/25	50,000	50,895
Aramark Services, Inc.
4.75%, 6/1/26	50,000	48,500
Asbury Automotive Group, Inc.
6.00%, 12/15/24	50,000	51,125
Ashland LLC
4.75%, 8/15/22	89,000	90,557
Berry Global, Inc.
5.13%, 7/15/23	100,000	101,503
Boyd Gaming Corp.
6.38%, 4/1/26	50,000	52,256
California Resources Corp.
8.00%, 12/15/22(a)	50,000	39,438
Calpine Corp.
5.75%, 1/15/25	50,000	45,875
CCO Holdings LLC
5.13%, 5/1/27(a)	125,000	118,987
CenturyLink, Inc.
5.80%, 3/15/22, Series T	50,000	49,063
Chemours Co. (The)
6.63%, 5/15/23	50,000	52,688
Chesapeake Energy Corp.
8.00%, 12/15/22(a)	75,000	79,687
CommScope Technologies LLC
6.00%, 6/15/25(a)	65,000	67,957
Community Health Systems, Inc.
7.13%, 7/15/20	78,000	63,960
6.25%, 3/31/23	50,000	46,313
Crestwood Midstream Partners L.P.
5.75%, 4/1/25	75,000	74,625
CSC Holdings LLC
5.25%, 6/1/24	75,000	71,531
DaVita, Inc.
5.75%, 8/15/22	100,000	102,700
Dell International LLC
7.13%, 6/15/24(a)	50,000	53,512
DISH DBS Corp.
5.00%, 3/15/23	76,000	68,590
DPL, Inc.
7.25%, 10/15/21	100,000	108,750
Dynegy, Inc.
7.63%, 11/1/24	75,000	81,281
Encompass Health Corp.
5.75%, 11/1/24	50,000	51,063
Endo Finance LLC
5.38%, 1/15/23(a)	75,000	57,187
Envision Healthcare Corp.
5.63%, 7/15/22	50,000	50,475
ESH Hospitality, Inc.
5.25%, 5/1/25(a)	50,000	48,765
First Data Corp.
7.00%, 12/1/23(a)	146,000	153,621
Frontier Communications Corp.
6.88%, 1/15/25	75,000	44,719
Gray Television, Inc.
5.88%, 7/15/26(a)	75,000	73,125
Hanesbrands, Inc.
4.88%, 5/15/26(a)	50,000	48,750
HCA, Inc.
4.75%, 5/1/23	147,000	149,021
HRG Group, Inc.
7.75%, 1/15/22	96,000	99,960
Hughes Satellite Systems Corp.
6.63%, 8/1/26	50,000	49,875
JBS USA LUX S.A.
5.75%, 6/15/25(a)	50,000	46,875
Kindred Healthcare, Inc.
8.75%, 1/15/23	76,000	80,750
KLX, Inc.
5.88%, 12/1/22(a)	72,000	74,452
L Brands, Inc.
6.88%, 11/1/35	75,000	73,125
Level 3 Financing, Inc.
5.38%, 5/1/25	50,000	48,625
Navient Corp.
6.13%, 3/25/24	122,000	122,152
Nexstar Broadcasting, Inc.
5.63%, 8/1/24(a)	100,000	98,220
Nielsen Finance LLC
5.00%, 4/15/22(a)	100,000	100,172
NuStar Logistics L.P.
5.63%, 4/28/27	50,000	48,625
OneMain Financial Holdings LLC
7.25%, 12/15/21(a)	25,000	25,922
PBF Holding Co. LLC
7.00%, 11/15/23	75,000	78,000
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	83,000	84,556
Post Holdings, Inc.
5.75%, 3/1/27(a)	100,000	99,750
Prime Security Services Borrower LLC
9.25%, 5/15/23(a)	81,000	87,981
PulteGroup, Inc.
5.00%, 1/15/27	75,000	73,196
Rite Aid Corp.
6.75%, 6/15/21	50,000	51,188
Scientific Games International, Inc.
10.00%, 12/1/22	106,000	114,546
Sirius XM Radio, Inc.
5.38%, 7/15/26(a)	50,000	49,500
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	45,000	43,931

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2018

Investments	Principal Amount	Value
Springleaf Finance Corp.
7.75%, 10/1/21	$60,000	$65,175
T-Mobile USA, Inc.
6.00%, 3/1/23	89,000	92,782
TransDigm, Inc.
6.38%, 6/15/26	75,000	75,750
Transocean, Inc.
7.50%, 1/15/26(a)	50,000	49,375
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	69,000	69,690
Tronox Finance LLC
7.50%, 3/15/22(a)	50,000	51,906
United Rentals North America, Inc.
5.88%, 9/15/26	50,000	52,188
Uniti Group L.P.
8.25%, 10/15/23	75,000	71,250
Windstream Services LLC
6.38%, 8/1/23(a)	121,000	69,575
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	75,000	73,781
Zayo Group LLC
5.75%, 1/15/27(a)	50,000	49,000

TOTAL INVESTMENTS IN SECURITIES - 93.9% (Cost: $4,762,217)		4,712,551
Other Assets less Liabilities - 6.1%		305,331

NET ASSETS - 100.0%		$5,017,882

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 96.8%

United States - 96.8%
Abbott Laboratories
2.00%, 3/15/20	$60,000	$58,991
2.90%, 11/30/21	30,000	29,708
AbbVie, Inc.
2.85%, 5/14/23	37,000	35,875
Altria Group, Inc.
9.25%, 8/6/19	83,000	89,986
American Express Co.
2.50%, 8/1/22	24,000	23,174
American Honda Finance Corp.
2.45%, 9/24/20	49,000	48,604
American International Group, Inc.
3.38%, 8/15/20	48,000	48,237
3.30%, 3/1/21	86,000	86,147
Amgen, Inc.
3.88%, 11/15/21	47,000	48,067
Analog Devices, Inc.
2.50%, 12/5/21	10,000	9,747
Anthem, Inc.
3.13%, 5/15/22	24,000	23,704
Apple, Inc.
2.25%, 2/23/21	63,000	62,078
AT&T, Inc.
2.30%, 3/11/19	59,000	58,798
3.00%, 2/15/22	101,000	99,843
3.60%, 2/17/23	29,000	29,205
Bank of America Corp.
7.63%, 6/1/19	115,000	121,161
5.70%, 1/24/22	53,000	57,907
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	114,000	110,720
Baxter International, Inc.
1.70%, 8/15/21	22,000	20,991
BB&T Corp.
5.25%, 11/1/19	46,000	47,613
Becton Dickinson and Co.
2.89%, 6/6/22	34,000	33,021
Block Financial LLC
5.50%, 11/1/22	11,000	11,678
Capital One Financial Corp.
4.75%, 7/15/21	49,000	51,136
Cardinal Health, Inc.
1.95%, 6/14/19	62,000	61,345
CBS Corp.
2.50%, 2/15/23	28,000	26,636
Celgene Corp.
2.88%, 8/15/20	52,000	51,823
Chevron Corp.
1.96%, 3/3/20	71,000	70,007
Citigroup, Inc.
2.65%, 10/26/20	96,000	94,912
2.75%, 4/25/22	34,000	33,151
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	14,000	17,663
Consolidated Edison, Inc.
2.00%, 5/15/21	75,000	72,484
Constellation Brands, Inc.
3.75%, 5/1/21	33,000	33,585
CVS Health Corp.
2.80%, 7/20/20	120,000	119,209
Discovery Communications LLC
3.30%, 5/15/22	18,000	17,844
Dow Chemical Co. (The)
4.25%, 11/15/20	79,000	81,092
Duke Energy Corp.
2.40%, 8/15/22	32,000	30,760
eBay, Inc.
2.60%, 7/15/22	22,000	21,305
Edison International
2.13%, 4/15/20	11,000	10,803
Exelon Corp.
3.50%, 6/1/22	44,000	43,619
Exxon Mobil Corp.
1.82%, 3/15/19	62,000	61,648
Fidelity National Information Services, Inc.
3.63%, 10/15/20	39,000	39,513
General Motors Financial Co., Inc.
3.45%, 1/14/22	64,000	63,829
3.45%, 4/10/22	44,000	43,679
Gilead Sciences, Inc.
4.40%, 12/1/21	35,000	36,488
Goldman Sachs Group, Inc. (The)
5.25%, 7/27/21	108,000	114,439
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	25,000	26,150
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	46,000	46,453
HP, Inc.
4.30%, 6/1/21	36,000	37,168
HSBC USA, Inc.
2.35%, 3/5/20	100,000	98,718
JPMorgan Chase & Co.
2.75%, 6/23/20	128,000	127,326
4.40%, 7/22/20	71,000	73,215
Kraft Heinz Foods Co.
2.80%, 7/2/20	39,000	38,751
Kroger Co. (The)
2.30%, 1/15/19	14,000	13,967
3.40%, 4/15/22	26,000	25,887
L3 Technologies, Inc.
4.75%, 7/15/20	42,000	43,355
Laboratory Corp. of America Holdings
3.20%, 2/1/22	26,000	25,898
Lockheed Martin Corp.
2.50%, 11/23/20	155,000	153,680
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23	28,000	26,426
Marriott International, Inc.
2.30%, 1/15/22	27,000	25,962
McDonald’s Corp.
2.63%, 1/15/22	19,000	18,721
McKesson Corp.
2.28%, 3/15/19	115,000	114,408

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2018

Investments	Principal Amount	Value
Medtronic, Inc.
3.15%, 3/15/22	$26,000	$26,058
Microsoft Corp.
1.10%, 8/8/19	57,000	56,060
Molson Coors Brewing Co.
2.10%, 7/15/21	15,000	14,404
Morgan Stanley
2.38%, 7/23/19	52,000	51,639
5.50%, 7/28/21	81,000	86,578
2.75%, 5/19/22	33,000	32,201
National Oilwell Varco, Inc.
2.60%, 12/1/22	23,000	21,989
Northrop Grumman Corp.
2.55%, 10/15/22	23,000	22,313
NVIDIA Corp.
2.20%, 9/16/21	15,000	14,638
Omnicom Group, Inc.
4.45%, 8/15/20	40,000	41,230
Oracle Corp.
3.88%, 7/15/20	26,000	26,625
Philip Morris International, Inc.
2.38%, 8/17/22	21,000	20,242
QUALCOMM, Inc.
2.25%, 5/20/20	26,000	25,576
2.60%, 1/30/23	22,000	21,115
Republic Services, Inc.
3.55%, 6/1/22	25,000	25,274
Reynolds American, Inc.
2.30%, 6/12/18	98,000	97,955
Roper Technologies, Inc.
3.13%, 11/15/22	10,000	9,901
Santander Holdings USA, Inc.
2.70%, 5/24/19	22,000	21,952
Sempra Energy
2.90%, 2/1/23	32,000	31,339
Sherwin-Williams Co. (The)
2.25%, 5/15/20	24,000	23,614
Southern Co. (The)
2.35%, 7/1/21	26,000	25,215
Synchrony Financial
2.70%, 2/3/20	95,000	94,037
Tech Data Corp.
3.70%, 2/15/22	30,000	29,814
Thermo Fisher Scientific, Inc.
3.30%, 2/15/22	39,000	38,957
Time Warner, Inc.
4.88%, 3/15/20	46,000	47,585
Toyota Motor Credit Corp.
2.10%, 1/17/19	39,000	38,814
Tyson Foods, Inc.
2.65%, 8/15/19	54,000	53,712
United Parcel Service, Inc.
3.13%, 1/15/21	95,000	95,777
United Technologies Corp.
3.10%, 6/1/22	27,000	26,796
UnitedHealth Group, Inc.
1.90%, 7/16/18	79,000	78,884
1.95%, 10/15/20	39,000	38,114
Viacom, Inc.
4.50%, 3/1/21	45,000	46,553
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	97,000	96,566
Wells Fargo & Co.
2.15%, 1/30/20, Series N	40,000	39,385
2.55%, 12/7/20	35,000	34,411
4.60%, 4/1/21	52,000	54,010

TOTAL INVESTMENTS IN SECURITIES - 96.8% (Cost: $4,839,042)		4,757,643
Other Assets less Liabilities - 3.2%		155,690

NET ASSETS - 100.0%		$4,913,333

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2018

Investments	Principal Amount	Value
CORPORATE BONDS - 94.3%

United States - 94.3%
Arconic, Inc.
5.40%, 4/15/21	$100,000	$103,500
Avon International Operations, Inc.
7.88%, 8/15/22(a)	50,000	51,375
Ball Corp.
5.00%, 3/15/22	50,000	51,937
Cablevision Systems Corp.
8.00%, 4/15/20	69,000	72,924
Calumet Specialty Products Partners L.P.
6.50%, 4/15/21	125,000	121,875
Centene Corp.
5.63%, 2/15/21	143,000	147,290
CenturyLink, Inc.
5.63%, 4/1/20, Series V	100,000	101,125
5.80%, 3/15/22, Series T	50,000	49,063
Cequel Communications Holdings I LLC
5.13%, 12/15/21(a)	50,000	50,063
Chesapeake Energy Corp.
4.88%, 4/15/22	100,000	93,000
Clean Harbors, Inc.
5.13%, 6/1/21	50,000	50,750
Community Health Systems, Inc.
8.00%, 11/15/19	65,000	58,662
7.13%, 7/15/20	77,000	63,140
5.13%, 8/1/21	50,000	46,750
CSC Holdings LLC
8.63%, 2/15/19	50,000	52,283
Dell International LLC
5.88%, 6/15/21(a)	100,000	103,000
Denbury Resources, Inc.
9.00%, 5/15/21(a)	50,000	51,500
DISH DBS Corp.
7.88%, 9/1/19	77,000	80,657
5.13%, 5/1/20	100,000	100,260
DPL, Inc.
7.25%, 10/15/21	50,000	54,375
Endo Finance LLC
5.75%, 1/15/22(a)	100,000	82,500
Envision Healthcare Corp.
5.13%, 7/1/22(a)	100,000	100,000
Frontier Communications Corp.
8.75%, 4/15/22	50,000	39,125
10.50%, 9/15/22	50,000	42,067
Gap, Inc. (The)
5.95%, 4/12/21	50,000	52,558
Genworth Holdings, Inc.
7.63%, 9/24/21	50,000	48,375
GLP Capital L.P.
4.38%, 11/1/18	100,000	100,688
HCA, Inc.
5.88%, 3/15/22	150,000	158,437
Hughes Satellite Systems Corp.
6.63%, 8/1/26	50,000	49,875
Huntsman International LLC
4.88%, 11/15/20	92,000	94,070
JBS USA LUX S.A.
7.25%, 6/1/21(a)	100,000	101,250
Kindred Healthcare, Inc.
8.00%, 1/15/20	50,000	53,187
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22	50,000	51,625
MGM Resorts International
8.63%, 2/1/19	69,000	72,413
6.75%, 10/1/20	112,000	119,280
Michaels Stores, Inc.
5.88%, 12/15/20(a)	122,000	123,677
Nabors Industries, Inc.
4.63%, 9/15/21	50,000	48,513
Nationstar Mortgage LLC
6.50%, 8/1/18	154,000	154,866
Navient Corp.
4.88%, 6/17/19	47,000	47,494
8.00%, 3/25/20	145,000	154,425
NCR Corp.
5.00%, 7/15/22	100,000	100,500
Nielsen Finance LLC
4.50%, 10/1/20	83,000	83,295
5.00%, 4/15/22(a)	50,000	50,086
NuStar Logistics L.P.
4.80%, 9/1/20	50,000	50,188
Platform Specialty Products Corp.
6.50%, 2/1/22(a)	100,000	101,875
PulteGroup, Inc.
4.25%, 3/1/21	50,000	50,680
Rite Aid Corp.
6.13%, 4/1/23(a)	50,000	50,563
RR Donnelley & Sons Co.
7.88%, 3/15/21	75,000	78,184
Select Medical Corp.
6.38%, 6/1/21	50,000	50,938
SESI LLC
7.13%, 12/15/21	50,000	51,000
Springleaf Finance Corp.
5.25%, 12/15/19	96,000	98,160
Steel Dynamics, Inc.
5.13%, 10/1/21	50,000	50,935
SUPERVALU, Inc.
6.75%, 6/1/21	50,000	49,500
T-Mobile USA, Inc.
6.00%, 4/15/24	100,000	104,410
TEGNA, Inc.
4.88%, 9/15/21(a)	50,000	50,500
TransDigm, Inc.
5.50%, 10/15/20	133,000	133,997
Transocean, Inc.
5.80%, 10/15/22	50,000	48,250
TreeHouse Foods, Inc.
4.88%, 3/15/22	50,000	50,000
Tribune Media Co.
5.88%, 7/15/22	50,000	50,938
Valeant Pharmaceuticals
International
6.75%, 8/15/21(a)	50,000	50,313
Whiting Petroleum Corp.
5.75%, 3/15/21	50,000	50,624
Windstream Services LLC
7.75%, 10/15/20	20,000	16,800
8.63%, 10/31/25(a)	76,000	70,680

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2018

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 94.3% (Cost: $4,725,654)	$4,690,370

Other Assets less Liabilities - 5.7%	281,791

NET ASSETS - 100.0%	$4,972,161

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 97.8%

United States - 97.8%

Aerospace & Defense - 2.9%
Boeing Co. (The)	148	$48,526
Lockheed Martin Corp.	423	142,945

Total Aerospace & Defense		191,471

Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	718	75,146

Automobiles - 0.7%
Harley-Davidson, Inc.(a)	1,009	43,266

Banks - 1.4%
East West Bancorp, Inc.	763	47,718
Fifth Third Bancorp	1,368	43,434

Total Banks		91,152

Beverages - 0.5%
Brown-Forman Corp. Class B	645	35,088

Biotechnology - 1.2%
Amgen, Inc.	205	34,949
Gilead Sciences, Inc.	542	40,861

Total Biotechnology		75,810

Capital Markets - 0.8%
Goldman Sachs Group, Inc. (The)	204	51,379

Communications Equipment - 4.0%
Arista Networks, Inc.*	201	51,315
Ciena Corp.*	2,044	52,940
InterDigital, Inc.	781	57,482
Ubiquiti Networks, Inc.*(a)	1,417	97,489

Total Communications Equipment		259,226

Consumer Finance - 1.2%
Navient Corp.	2,621	34,387
SLM Corp.*	3,922	43,966

Total Consumer Finance		78,353

Containers & Packaging - 2.3%
Crown Holdings, Inc.*	1,647	83,585
Owens-Illinois, Inc.*	2,994	64,850

Total Containers & Packaging		148,435

Diversified Consumer Services - 1.5%
H&R Block, Inc.	3,798	96,507

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,851	65,988
Verizon Communications, Inc.	1,018	48,681

Total Diversified Telecommunication Services		114,669

Electric Utilities - 0.4%
PPL Corp.	920	26,027
Electronic Equipment, Instruments & Components - 1.6%
Coherent, Inc.*	213	39,916
Rogers Corp.*	316	37,775
Universal Display Corp.	247	24,947
Total Electronic Equipment, Instruments & Components		102,638

Equity Real Estate Investment Trusts (REITs) - 4.3%
Duke Realty Corp.	3,462	91,674
Gaming and Leisure Properties, Inc.	4,229	141,545
Park Hotels & Resorts, Inc.	1,826	49,338

Total Equity Real Estate Investment Trusts (REITs)		282,557

Food Products - 3.5%
Hershey Co. (The)	1,363	134,882
Hormel Foods Corp.(a)	1,544	52,990
Sanderson Farms, Inc.	325	38,682

Total Food Products		226,554

Health Care Equipment & Supplies - 0.6%
Hologic, Inc.*	1,030	38,481

Health Care Providers & Services - 10.7%
Anthem, Inc.	203	44,599
Encompass Health Corp.	3,345	191,234
HCA Healthcare, Inc.	991	96,127
Laboratory Corp. of America Holdings*	264	42,702
MEDNAX, Inc.*	2,023	112,540
Patterson Cos., Inc.	1,236	27,476
Premier, Inc. Class A*	2,966	92,865
Quest Diagnostics, Inc.	410	41,123
Universal Health Services, Inc. Class B	407	48,193

Total Health Care Providers & Services		696,859

Hotels, Restaurants & Leisure - 3.2%
Cracker Barrel Old Country Store, Inc.(a)	754	120,037
Las Vegas Sands Corp.	567	40,767
Wyndham Worldwide Corp.	405	46,344

Total Hotels, Restaurants & Leisure		207,148

Household Durables - 0.5%
Tupperware Brands Corp.	649	31,399

Household Products - 3.4%
Clorox Co. (The)	586	78,002
Colgate-Palmolive Co.	515	36,915
Energizer Holdings, Inc.	1,210	72,092
Kimberly-Clark Corp.	322	35,462

Total Household Products		222,471

Independent Power & Renewable Electricity Producers - 0.8%
NRG Yield, Inc. Class C	3,078	52,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2018

Investments	Shares	Value
Insurance - 8.0%
Aflac, Inc.	1,982	$86,732
Allstate Corp. (The)	795	75,366
American Equity Investment Life Holding Co.	1,096	32,179
American Financial Group, Inc.	1,251	140,387
CNO Financial Group, Inc.	2,569	55,670
Principal Financial Group, Inc.	635	38,678
Reinsurance Group of America, Inc.	587	90,398

Total Insurance		519,410

Internet Software & Services - 3.4%
eBay, Inc.*	1,347	54,204
Facebook, Inc. Class A*	509	81,333
Match Group, Inc.*(a)	1,896	84,258

Total Internet Software & Services		219,795

IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A	898	72,289
Paychex, Inc.	915	56,355

Total IT Services		128,644

Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	515	38,996

Media - 1.2%
Omnicom Group, Inc.	675	49,052
Viacom, Inc. Class B	1,052	32,675

Total Media		81,727

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	1,052	18,484

Multi-Utilities - 1.1%
SCANA Corp.	1,949	73,185

Multiline Retail - 0.9%
Nordstrom, Inc.	1,181	57,172

Oil, Gas & Consumable Fuels - 5.2%
Marathon Petroleum Corp.	872	63,752
ONEOK, Inc.	1,434	81,623
PBF Energy, Inc. Class A	1,753	59,427
Peabody Energy Corp.	1,681	61,356
Southwestern Energy Co.*	7,996	34,623
Williams Cos., Inc. (The)	1,570	39,030

Total Oil, Gas & Consumable Fuels		339,811

Professional Services - 1.1%
Insperity, Inc.	541	37,627
Robert Half International, Inc.	632	36,586

Total Professional Services		74,213

Real Estate Management & Development - 0.6%
CBRE Group, Inc. Class A*	789	37,257

Semiconductors & Semiconductor Equipment - 13.0%
Advanced Energy Industries, Inc.*	782	49,970
Applied Materials, Inc.	819	45,545
Cabot Microelectronics Corp.	603	64,587
Cirrus Logic, Inc.*	3,939	160,042
Intel Corp.	1,375	71,610
KLA-Tencor Corp.	493	53,742
Lam Research Corp.	237	48,149
Maxim Integrated Products, Inc.	1,130	68,049
Microchip Technology, Inc.(a)	723	66,053
Micron Technology, Inc.*	889	46,352
NVIDIA Corp.	232	53,729
Teradyne, Inc.	1,327	60,657
Texas Instruments, Inc.	542	56,308

Total Semiconductors & Semiconductor Equipment		844,793

Software - 2.2%
Adobe Systems, Inc.*	394	85,135
Microsoft Corp.	611	55,766

Total Software		140,901

Specialty Retail - 3.6%
Best Buy Co., Inc.	1,217	85,178
Gap, Inc. (The)	1,621	50,575
Lowe’s Cos., Inc.	594	52,123
Williams-Sonoma, Inc.	893	47,115

Total Specialty Retail		234,991

Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc.(a)	7,399	136,289

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.*	2,997	38,961

Tobacco - 0.4%
Philip Morris International, Inc.	289	28,727

Trading Companies & Distributors - 3.1%
Fastenal Co.	1,020	55,682
HD Supply Holdings, Inc.*	647	24,547
Watsco, Inc.	657	118,897

Total Trading Companies & Distributors		199,126

TOTAL COMMON STOCKS (Cost: $6,224,050)		6,359,444

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%

United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(b) (Cost: $187,798)(c)	187,798	187,798

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $6,411,848)		6,547,242
Other Assets less Liabilities - (0.7)%		(44,768)

NET ASSETS - 100.0%		$6,502,474

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(c)

At March 31, 2018, the total market value of the Fund’s securities on loan was $488,312 and the total market value of the collateral held by the Fund was $504,035. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $316,237.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAP - SHORT EXPOSURE TO REFERENCE ENTITY (OTC - OVER THE COUNTER)

							Value
Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	1.98% (1-Month London Interbank Offered Rate plus 0.29%), Monthly	Bank of America Merrill Lynch	4/3/18	$62,078	$—	$—	$1,198	$—
S&P 500 Index	1.87% (1-Month London Interbank Offered Rate plus 0.18%), Monthly	Bank of America Merrill Lynch	5/2/18	377,643	—	—	7,259	—
S&P 500 Index	1.99% (1-Month London Interbank Offered Rate plus 0.30%), Monthly	Bank of America Merrill Lynch	6/4/18	672,515	—	—	12,988	—
S&P 500 Index	1.89% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Bank of America Merrill Lynch	8/2/18	522,492	—	—	10,051	—
S&P 500 Index	2.09% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Bank of America Merrill Lynch	11/2/18	170,715	—	—	3,310	—
S&P 500 Index	2.04% (1-Month London Interbank Offered Rate plus 0.35%), Monthly	Bank of America Merrill Lynch	12/4/18	481,107	—	—	9,310	—
S&P 500 Index	2.30% (1-Month London Interbank Offered Rate plus 0.61%), Monthly	Citigroup	3/4/19	858,750	—	—	16,745	—
S&P 500 Index	2.31% (1-Month London Interbank Offered Rate plus 0.62%), Monthly	Goldman Sachs	3/4/19	863,923	—	—	16,896	—
S&P 500 Index	1.95% (1-Month London Interbank Offered Rate plus 0.26%), Monthly	Morgan Stanley & Co.	5/2/18	538,012	—	—	10,374	—
S&P 500 Index	1.89% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Morgan Stanley & Co.	6/4/18	532,839	—	—	10,250	—
S&P 500 Index	1.89% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Morgan Stanley & Co.	8/2/18	527,665	—	—	10,151	—
S&P 500 Index	2.16% (1-Month London Interbank Offered Rate plus 0.47%), Monthly	Morgan Stanley & Co.	11/2/18	217,274	—	—	4,225	—
S&P 500 Index	1.89% (1-Month London Interbank Offered Rate plus 0.20%), Monthly	Morgan Stanley & Co.	12/4/18	475,933	—	—	9,156	—

				$6,300,946			$121,913	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2018

Investments	Shares	Value
COMMON STOCKS - 98.9%

United States - 98.9%

Aerospace & Defense - 3.0%
Boeing Co. (The)	2,691	$882,325
Lockheed Martin Corp.	8,180	2,764,268

Total Aerospace & Defense		3,646,593

Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	13,402	1,402,653

Automobiles - 0.7%
Harley-Davidson, Inc.(a)	19,219	824,111

Banks - 1.4%
East West Bancorp, Inc.	13,415	838,974
Fifth Third Bancorp	26,379	837,533

Total Banks		1,676,507

Beverages - 0.5%
Brown-Forman Corp. Class B	11,170	607,648

Biotechnology - 1.1%
Amgen, Inc.	3,535	602,647
Gilead Sciences, Inc.	9,564	721,030

Total Biotechnology		1,323,677

Capital Markets - 0.8%
Goldman Sachs Group, Inc. (The)	3,629	914,000

Communications Equipment - 4.1%
Arista Networks, Inc.*	3,793	968,353
Ciena Corp.*	41,534	1,075,730
InterDigital, Inc.	14,116	1,038,938
Ubiquiti Networks, Inc.*(a)	27,286	1,877,277

Total Communications Equipment		4,960,298

Consumer Finance - 1.2%
Navient Corp.	49,604	650,805
SLM Corp.*	67,301	754,444

Total Consumer Finance		1,405,249

Containers & Packaging - 2.3%
Crown Holdings, Inc.*	32,084	1,628,263
Owens-Illinois, Inc.*	52,848	1,144,688

Total Containers & Packaging		2,772,951

Diversified Consumer Services - 1.5%
H&R Block, Inc.	73,289	1,862,274

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	35,590	1,268,784
Verizon Communications, Inc.	19,122	914,414

Total Diversified Telecommunication Services		2,183,198

Electric Utilities - 0.4%
PPL Corp.	17,392	492,020

Electronic Equipment, Instruments & Components - 1.5%
Coherent, Inc.*	4,049	758,783
Rogers Corp.*	5,739	686,040
Universal Display Corp.	4,280	432,280

Total Electronic Equipment, Instruments & Components		1,877,103

Equity Real Estate Investment Trusts (REITs) - 4.5%
Duke Realty Corp.	72,658	1,923,984
Gaming and Leisure Properties, Inc.	81,170	2,716,760
Park Hotels & Resorts, Inc.	32,218	870,530

Total Equity Real Estate Investment Trusts (REITs)		5,511,274

Food Products - 3.6%
Hershey Co. (The)	26,295	2,602,153
Hormel Foods Corp.(a)	31,068	1,066,254
Sanderson Farms, Inc.	6,074	722,927

Total Food Products		4,391,334

Health Care Equipment & Supplies - 0.6%
Hologic, Inc.*	20,629	770,699

Health Care Providers & Services - 10.9%
Anthem, Inc.	3,386	743,904
Encompass Health Corp.	64,338	3,678,203
HCA Healthcare, Inc.	18,854	1,828,838
Laboratory Corp. of America Holdings*	4,907	793,707
MEDNAX, Inc.*	40,455	2,250,512
Patterson Cos., Inc.	21,835	485,392
Premier, Inc. Class A*	56,402	1,765,947
Quest Diagnostics, Inc.	8,595	862,078
Universal Health Services, Inc. Class B	7,504	888,549

Total Health Care Providers & Services		13,297,130

Hotels, Restaurants & Leisure - 3.1%
Cracker Barrel Old Country Store, Inc.(a)	14,444	2,299,485
Las Vegas Sands Corp.	9,640	693,116
Wyndham Worldwide Corp.	7,214	825,498

Total Hotels, Restaurants & Leisure		3,818,099

Household Durables - 0.4%
Tupperware Brands Corp.	10,920	528,310

Household Products - 3.3%
Clorox Co. (The)	10,592	1,409,901
Colgate-Palmolive Co.	10,099	723,896
Energizer Holdings, Inc.	21,841	1,301,287
Kimberly-Clark Corp.	5,519	607,808

Total Household Products		4,042,892

Independent Power & Renewable Electricity Producers - 0.8%
NRG Yield, Inc. Class C	58,484	994,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2018

Investments	Shares	Value
Insurance - 8.3%
Aflac, Inc.	36,170	$1,582,799
Allstate Corp. (The)	15,311	1,451,483
American Equity Investment Life Holding Co.	20,411	599,267
American Financial Group, Inc.	23,840	2,675,325
CNO Financial Group, Inc.	56,274	1,219,457
Principal Financial Group, Inc.	12,059	734,514
Reinsurance Group of America, Inc.	11,720	1,804,880

Total Insurance		10,067,725

Internet Software & Services - 3.3%
eBay, Inc.*	24,693	993,646
Facebook, Inc. Class A*	9,360	1,495,634
Match Group, Inc.*(a)	34,799	1,546,468

Total Internet Software & Services		4,035,748

IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A	18,248	1,468,964
Paychex, Inc.	17,992	1,108,127

Total IT Services		2,577,091

Life Sciences Tools & Services - 0.6%
PerkinElmer, Inc.	9,992	756,594

Media - 1.4%
Omnicom Group, Inc.	13,410	974,505
Viacom, Inc. Class B	21,652	672,511

Total Media		1,647,016

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	18,911	332,266

Multi-Utilities - 1.1%
SCANA Corp.	36,798	1,381,765

Multiline Retail - 0.8%
Nordstrom, Inc.	21,006	1,016,900

Oil, Gas & Consumable Fuels - 5.3%
Marathon Petroleum Corp.	17,094	1,249,742
ONEOK, Inc.	26,059	1,483,278
PBF Energy, Inc. Class A	36,261	1,229,248
Peabody Energy Corp.	31,026	1,132,449
Southwestern Energy Co.*	153,729	665,647
Williams Cos., Inc. (The)	29,743	739,411

Total Oil, Gas & Consumable Fuels		6,499,775

Professional Services - 1.1%
Insperity, Inc.	9,124	634,574
Robert Half International, Inc.	12,007	695,085

Total Professional Services		1,329,659

Real Estate Management & Development - 0.6%
CBRE Group, Inc. Class A*	14,585	688,704

Semiconductors & Semiconductor Equipment - 13.1%
Advanced Energy Industries, Inc.*	14,322	915,176
Applied Materials, Inc.	16,726	930,133
Cabot Microelectronics Corp.	11,470	1,228,552
Cirrus Logic, Inc.*	76,464	3,106,732
Intel Corp.	26,143	1,361,527
KLA-Tencor Corp.	8,687	946,970
Lam Research Corp.	4,868	988,983
Maxim Integrated Products, Inc.	20,219	1,217,588
Microchip Technology, Inc.(a)	12,724	1,162,465
Micron Technology, Inc.*	18,453	962,139
NVIDIA Corp.	3,916	906,906
Teradyne, Inc.	23,797	1,087,761
Texas Instruments, Inc.	10,431	1,083,677

Total Semiconductors & Semiconductor Equipment		15,898,609

Software - 2.2%
Adobe Systems, Inc.*	7,278	1,572,630
Microsoft Corp.	11,697	1,067,585

Total Software		2,640,215

Specialty Retail - 3.6%
Best Buy Co., Inc.	23,604	1,652,044
Gap, Inc. (The)	28,784	898,061
Lowe’s Cos., Inc.	10,022	879,431
Williams-Sonoma, Inc.	18,357	968,515

Total Specialty Retail		4,398,051

Textiles, Apparel & Luxury Goods - 2.2%
Hanesbrands, Inc.	142,638	2,627,392

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.*	52,051	676,663

Tobacco - 0.5%
Philip Morris International, Inc.	5,726	569,164

Trading Companies & Distributors - 3.1%
Fastenal Co.	20,470	1,117,457
HD Supply Holdings, Inc.*	12,959	491,664
Watsco, Inc.	12,045	2,179,784

Total Trading Companies & Distributors		3,788,905

TOTAL COMMON STOCKS (Cost: $118,311,656)		120,234,490

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.9%
United States - 2.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(b) (Cost: $3,544,553)(c)	3,544,553	3,544,553

TOTAL INVESTMENTS IN SECURITIES - 101.8% (Cost: $121,856,209)		123,779,043
Other Assets less Liabilities - (1.8)%		(2,163,441)

NET ASSETS - 100.0%		$121,615,602

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2018

(b)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(c)

At March 31, 2018, the total market value of the Fund’s securities on loan was $7,801,954 and the total market value of the collateral held by the Fund was $8,091,351. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,546,798.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAP - SHORT EXPOSURE TO REFERENCE ENTITY (OTC - OVER THE COUNTER)

							Value
Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	2.34% (1-Month London Interbank Offered Rate plus 0.65%), Monthly	Bank of America Merrill Lynch†	3/4/19	$14,991,905	$—	$—	$294,922	$—
S&P 500 Index	2.30% (1-Month London Interbank Offered Rate plus 0.61%), Monthly	Citigroup	3/4/19	14,991,905	—	—	294,465	—
S&P 500 Index	2.31% (1-Month London Interbank Offered Rate plus 0.62%), Monthly	Goldman Sachs	3/4/19	14,997,078	—	—	295,561	—
S&P 500 Index	2.19% (1-Month London Interbank Offered Rate plus 0.50%), Monthly	Morgan Stanley & Co.‡	3/4/19	14,226,273	—	—	278,458	—

				$59,207,161			$1,163,406	$—

†	As of March 31, 2018, the Fund held $600,000 of cash collateral from the counterparty, Bank of America Merrill Lynch, for swap contracts.
‡	As of March 31, 2018, the Fund held $560,000 of cash collateral from the counterparty, Morgan Stanley & Co. International, for swap contracts.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Balanced Income Fund (WBAL)

March 31, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 99.9%

Domestic Equity - 29.1%
WisdomTree U.S. High Dividend Fund(a)	6,843	$466,145
WisdomTree U.S. LargeCap Dividend Fund(a)	2,715	240,250

Total Domestic Equity		706,395

Emerging Markets Equity - 8.0%
WisdomTree Emerging Markets Dividend Fund(a)	5,611	194,309

Fixed Income - 40.1%
iShares 20+ Year Treasury Bond ETF(b)	536	65,338
iShares MBS ETF	627	65,609
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund(a)	9,802	483,239
WisdomTree Emerging Markets Local Debt Fund(a)	2,352	92,434
WisdomTree Fundamental U.S. Corporate Bond Fund(a)	2,756	132,894
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	5,643	134,924

Total Fixed Income		974,438

International Equity - 22.7%
WisdomTree Dynamic Currency Hedged International Equity Fund(a)	8,161	242,463
WisdomTree International High Dividend Fund(a)	7,127	310,524

Total International Equity		552,987

TOTAL EXCHANGE-TRADED FUNDS (Cost: $2,492,167)		2,428,129

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.5%
United States - 2.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.74%(c) (Cost: $60,009)(d)	60,009	60,009

TOTAL INVESTMENTS IN SECURITIES - 102.4% (Cost: $2,552,176)		2,488,138
Other Assets less Liabilities - (2.4)%		(58,984)

NET ASSETS - 100.0%		$2,429,154

(a)	Affiliated company (See Note 4).
(b)	Security, or portion thereof, was on loan at March 31, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2018.
(d)	At March 31, 2018, the total market value of the Fund’s securities on loan was $58,756 and the total market value of the collateral held by the Fund was $60,009.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2018, the Trust consisted of 80 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged Europe Equity Fund (“Dynamic Currency Hedged Europe Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged Japan Equity Fund (“Dynamic Currency Hedged Japan Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund”)	April 7, 2016
WisdomTree Europe Domestic Economy Fund (“Europe Domestic Economy Fund”)	October 29, 2015
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund”)	February 10, 2017
WisdomTree Global Hedged SmallCap Dividend Fund (“Global Hedged SmallCap Dividend Fund” and also referred to herein as “Currency Hedged Equity Fund”)	November 19, 2015
WisdomTree Global SmallCap Dividend Fund (“Global SmallCap Dividend Fund”)	November 12, 2015
WisdomTree ICBCCS S&P China 500 Fund (“ICBCCS S&P China 500 Fund”)	December 21, 2017
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015
WisdomTree Balanced Income Fund (“Balanced Income Fund”)	December 21, 2017

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may

Notes to Schedule of Investments (unaudited) (continued)

purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time, except, foreign currency contracts on Asian currencies for Global Hedged SmallCap Dividend Fund are valued using WM/Reuters closing spot and forward rates as of 2:00 p.m. Singapore time. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Notes to Schedule of Investments (unaudited) (continued)

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2018 in valuing each Fund’s assets:

Dynamic Currency Hedged Europe Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$17,153,356	$—	$—
Rights*	40	—	—
Investment of Cash Collateral for Securities Loaned	—	502,478	—

Total	$17,153,396	$502,478	$—

Unrealized Appreciation on Foreign Currency Contracts	—	71	—
Unrealized Depreciation on Foreign Currency Contracts	—	(33,757)	—

Total - Net	$17,153,396	$468,792	$—

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$508,654,546	$—	$—
Rights*	21,366	—	—
Investment of Cash Collateral for Securities Loaned	—	12,166,510	—

Total	$508,675,912	$12,166,510	$—

Unrealized Appreciation on Foreign Currency Contracts	—	663,602	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,238,030)	—

Total - Net	$508,675,912	$11,592,082	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$6,186,191	$—	$—

Total	$6,186,191	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	12,477	—
Unrealized Depreciation on Foreign Currency Contracts	—	(14,185)	—

Total - Net	$6,186,191	$(1,708)	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$16,010,825	$—	$—
Rights*	4,530	—	—
Investment of Cash Collateral for Securities Loaned	—	908,094	—

Total	$16,015,355	$908,094	$—

Unrealized Appreciation on Foreign Currency Contracts	—	17,438	—
Unrealized Depreciation on Foreign Currency Contracts	—	(34,457)	—

Total - Net	$16,015,355	$891,075	$—

Dynamic Currency Hedged Japan Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,848,815	$—	$—
Investment of Cash Collateral for Securities Loaned	—	84,785	—

Total	$2,848,815	$84,785	$—

Unrealized Appreciation on Foreign Currency Contracts	—	456	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,672)	—

Total - Net	$2,848,815	$83,569	$—

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$30,618,512	$—	$—
Investment of Cash Collateral for Securities Loaned	—	347,035	—

Total	$30,618,512	$347,035	$—

Unrealized Appreciation on Foreign Currency Contracts	—	7	—

Total - Net	$30,618,512	$347,042	$—

Europe Domestic Economy Fund	Level 1	Level 2	Level 3
Common Stocks*	$35,709,350	$—	$—
Rights*	16,259	—	—
Investment of Cash Collateral for Securities Loaned	—	770,797	—

Total	$35,725,609	$770,797	$—

Unrealized Appreciation on Foreign Currency Contracts	—	46	—

Total - Net	$35,725,609	$770,843	$—

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$187,052,002	$—	$—
Investment of Cash Collateral for Securities Loaned	—	803,687	—

Total	$187,052,002	$803,687	$—

Unrealized Appreciation on Foreign Currency Contracts	—	686	—
Unrealized Depreciation on Foreign Currency Contracts	—	(529)	—

Total - Net	$187,052,002	$803,844	$—

Global Hedged SmallCap Dividend Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$14,927,991	$—	$—

Total	$14,927,991	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	28,580	—
Unrealized Depreciation on Foreign Currency Contracts	—	(37,867)	—

Total - Net	$14,927,991	$(9,287)	$—

Global SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$22,011,702	$—	$—
Rights*	4,970	—	—
Exchange-Traded Note	113,625	—	—
Investment of Cash Collateral for Securities Loaned	—	972,294	—

Total	$22,130,297	$972,294	$—

ICBCCS S&P China 500 Fund	Level 1	Level 2	Level 3
Common Stocks
Air Freight & Logistics	$26,234	$3,528	$—
Airlines	96,281	—	3,461	**
Auto Components	126,236	—	9,665	**
Biotechnology	60,152	—	12,423	**
Chemicals	226,538	4,031	44,131	**
Commercial Services & Supplies	48,009	3,038	—
Machinery	350,017	—	1,652	**
Media	78,859	—	10,814	**
Metals & Mining	496,562	5,843	—
Multiline Retail	—	—	10,050	**
Oil, Gas & Consumable Fuels	424,747	—	3,084	**
Real Estate Management & Development	797,293	—	2,014	**
Other*	11,108,693	—	—
Investment of Cash Collateral for Securities Loaned	—	34,594	—

Total	$13,839,621	$51,034	$97,294

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,745,454	$—
U.S. Government Obligations	—	9,613	—

Total	$—	$4,755,067	$—

Notes to Schedule of Investments (unaudited) (continued)

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,712,551	$—

Total	$—	$4,712,551	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,757,643	$—

Total	$—	$4,757,643	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,690,370	$—

Total	$—	$4,690,370	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,359,444	$—	$—
Investment of Cash Collateral for Securities Loaned	—	187,798	—

Total	$6,359,444	$187,798	$—

Unrealized Appreciation on Swap Contracts	—	121,913	—

Total - Net	$6,359,444	$309,711	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$120,234,490	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,544,553	—

Total	$120,234,490	$3,544,553	$—

Unrealized Appreciation on Swap Contracts	—	1,163,406	—

Total - Net	$120,234,490	$4,707,959	$—

Balanced Income Fund	Level 1	Level 2	Level 3
Exchange-Traded Funds	$2,428,129	$—	$—
Investment of Cash Collateral for Securities Loaned	—	60,009	—

Total	$2,428,129	$60,009	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

During the period ended March 31, 2018, the ICBCCS S&P China 500 Fund transfered securities with a fair value of $2,425 from Level 2 to Level 1 primarily due to the availability of a quoted price in an active market for identical investments. During the period ended March 31, 2018, the ICBCCS S&P China 500 Fund transfered securities with a fair value of $2,812 from Level 1 to Level 2 primarily due to the unavailability of a quoted price in an active market for identical investments.

During the period ended March 31, 2018, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts and swap contracts during the period ended March 31, 2018 and open positions in such derivatives as of March 31, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At March 31, 2018, no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited) (continued)

During the period ended March 31, 2018, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged Europe Equity Fund
Foreign exchange contracts	$3,789,122	$7,640,668	$—	$—
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	223,402,341	441,290,049	—	—
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	1,855,891	3,661,410	—	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	4,060,905	7,973,845	—	—
Dynamic Currency Hedged Japan Equity Fund
Foreign exchange contracts	1,911,274	3,740,504	—	—
Emerging Markets Dividend Fund
Foreign exchange contracts	136,508	2,791	—	—
Europe Domestic Economy Fund
Foreign exchange contracts	—	3,383	—	—
Global ex-Mexico Equity Fund
Foreign exchange contracts	67,865	16,534	—	—
Global Hedged SmallCap Dividend Fund
Foreign exchange contracts	9,905,380	19,281,913	—	—
Global SmallCap Dividend Fund
Equity contracts[1]	—	—	—	645,433
Foreign exchange contracts	10,641	36,218	—	—
ICBCCS S&P China 500 Fund[1,2]
Foreign exchange contracts	366,150	1,491,269	—	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	4,606,593	—
Dynamic Long/Short U.S. Equity Fund
Equity contracts[1]	—	—	11,261,486	—

[1]	The volume of derivative activity for the period is based on intra-month balances.
[2]	For the period December 21, 2017 (commencement of operations) through March 31, 2018.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - The Currency Hedged Equity Funds, except the Global Hedged SmallCap Dividend Fund, utilized forward foreign currency contracts (“Forward Contract”) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment objective. The Global Hedged SmallCap Dividend Fund utilized Forward Contracts to obtain net short exposure to foreign currencies consistent with its investment objective. The Emerging Markets Dividend Fund, Europe Domestic Economy Fund, Global ex-Mexico Equity Fund, Global SmallCap Dividend Fund, and the ICBCCS S&P China 500 Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Notes to Schedule of Investments (unaudited) (continued)

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Futures Contracts - The Global SmallCap Dividend Fund utilized equity futures contracts on a temporary basis to obtain market exposure consistent with its investment objective during the Fund’s annual portfolio rebalance. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks. To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts - The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At March 31, 2018, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged Europe Equity Fund	$16,852,516	$1,139,813	$(370,141)	$769,672
Dynamic Currency Hedged International Equity Fund	459,758,300	74,164,956	(13,655,262)	60,509,694
Dynamic Currency Hedged International Quality Dividend Growth Fund	5,672,415	526,253	(14,185)	512,068
Dynamic Currency Hedged International SmallCap Equity Fund	16,388,584	1,136,737	(618,891)	517,846
Dynamic Currency Hedged Japan Equity Fund	2,400,405	566,810	(34,831)	531,979
Emerging Markets Dividend Fund	27,384,406	4,084,622	(503,474)	3,581,148
Europe Domestic Economy Fund	36,720,633	1,109,293	(1,333,474)	(224,181)
Global ex-Mexico Equity Fund	182,730,485	8,197,049	(3,071,688)	5,125,361
Global Hedged SmallCap Dividend Fund	11,443,946	3,515,064	(40,306)	3,474,758
Global SmallCap Dividend Fund	21,603,063	2,619,530	(1,120,002)	1,499,528
ICBCCS S&P China 500 Fund	14,971,578	201,025	(1,184,654)	(983,629)
Fundamental U.S. Corporate Bond Fund	4,864,616	6,484	(116,033)	(109,549)

Notes to Schedule of Investments (unaudited) (concluded)

Fundamental U.S. High Yield Corporate Bond Fund	$4,762,217	$95,513	$(145,179)	$(49,666)
Fundamental U.S. Short-Term Corporate Bond Fund	4,839,042	418	(81,817)	(81,399)
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	4,725,654	45,237	(80,521)	(35,284)
Dynamic Bearish U.S. Equity Fund	6,415,862	604,057	(350,764)	253,293
Dynamic Long/Short U.S. Equity Fund	121,874,009	9,612,599	(6,544,159)	3,068,440
Balanced Income Fund	2,552,176	13,962	(78,000)	(64,038)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended March 31, 2018 are as follows:

Fund	Value at 6/30/2017	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2018	Dividend Income
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$2,329,087	$3,890,423	$207,737	$2,510	$171,908	$6,186,191	$30,832

Global Hedged SmallCap Dividend Fund
Global SmallCap Dividend Fund	$24,468,302	$356,069	$10,760,499	$3,107,014	$(2,242,895)	$14,927,991	$425,732

Balanced Income Fund
WisdomTree Barclays Yield Enhanced U.S. Aggregate Bond Fund	$—	$499,311	$3,245	$(45)	$(12,782)	$483,239	$4,511
Dynamic Currency Hedged International Equity Fund	—	250,407	1,570	(17)	(6,357)	242,463	1,055
Emerging Markets Dividend Fund	—	183,351	662	34	11,586	194,309	1,087
WisdomTree Emerging Markets Local Debt Fund	—	90,365	306	(1)	2,376	92,434	1,611
Fundamental U.S. Corporate Bond Fund	—	137,698	430	(19)	(4,355)	132,894	1,387
WisdomTree Interest Rate Hedged High Yield Bond Fund	—	137,845	1,108	(7)	(1,806)	134,924	2,122
WisdomTree International High Dividend Fund	—	316,799	1,981	(17)	(4,277)	310,524	3,835
WisdomTree U.S. High Dividend Fund	—	503,770	3,076	(85)	(34,464)	466,145	5,936
WisdomTree U.S. LargeCap Dividend Fund	—	253,476	2,209	(25)	(10,992)	240,250	2,471

Total	$—	$2,373,022	$14,587	$(182)	$(61,071)	$2,297,182	$24,015

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
Dynamic Currency Hedged Europe Equity Fund	120	$3,755	$29
Dynamic Currency Hedged International Equity Fund	1,927	57,251	354
Emerging Markets Dividend Fund	638	22,094	426
Fundamental U.S. Corporate Bond Fund	154	7,426	185
Dynamic Bearish U.S. Equity Fund	217	5,635	—
Dynamic Long/Short U.S. Equity Fund	178	5,774	50

As of March 31, 2018, approximately 67% of the Global SmallCap Dividend Fund’s outstanding shares was held by an affiliated Fund.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	May 25, 2018

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	May 25, 2018

* Print the name and title of each signing officer under his or her signature.